UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio			44144
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2019

Item 1. Reports to Stockholders.

June 30, 2019

Semi Annual Report

Victory INCORE Investment Quality Bond Fund

Victory INCORE Low Duration Bond Fund

Victory High Yield Fund

Victory Tax-Exempt Fund

Victory High Income Municipal Bond Fund

Victory Floating Rate Fund

Victory Strategic Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Victory Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Victory Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You may elect to receive shareholder reports and other communications from the Victory Funds or your financial intermediary electronically sooner than January 1, 2021 by notifying your financial intermediary directly or, if you are a direct investor, by calling 800-539-3863 or by sending an e-mail request to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Victory Funds, you can call 800-539-3863 or send an e-mail request to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all Victory Funds you hold directly or through your financial intermediary.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

Financial Statements
The Victory Fixed Income Funds
Victory INCORE Investment Quality Bond Fund
Investment Objectives & Portfolio Holdings	5
Schedule of Portfolio Investments	7
Statements of Assets and Liabilities	42
Statements of Operations	45
Statements of Changes in Net Assets	48-50
Financial Highlights	56-57
Victory INCORE Low Duration Bond Fund
Investment Objectives & Portfolio Holdings	5
Schedule of Portfolio Investments	13
Statements of Assets and Liabilities	42
Statements of Operations	45
Statements of Changes in Net Assets	48-50
Financial Highlights	58-61
Victory High Yield Fund
Investment Objectives & Portfolio Holdings	5
Schedule of Portfolio Investments	20
Statements of Assets and Liabilities	42
Statements of Operations	45
Statements of Changes in Net Assets	48-50
Financial Highlights	62-63
Victory Tax-Exempt Fund
Investment Objectives & Portfolio Holdings	5
Schedule of Portfolio Investments	25
Statements of Assets and Liabilities	43
Statements of Operations	46
Statements of Changes in Net Assets	51-53
Financial Highlights	64-65
Victory High Income Municipal Bond Fund
Investment Objectives & Portfolio Holdings	6
Schedule of Portfolio Investments	28
Statements of Assets and Liabilities	43
Statements of Operations	46
Statements of Changes in Net Assets	51-53
Financial Highlights	66-67
Victory Floating Rate Fund
Investment Objectives & Portfolio Holdings	6
Schedule of Portfolio Investments	31
Statements of Assets and Liabilities	43
Statements of Operations	46
Statements of Changes in Net Assets	51-53
Financial Highlights	68-69

Table of Contents (continued)

Victory Strategic Income Fund
Investment Objectives & Portfolio Holdings	6
Schedule of Portfolio Investments	37
Statement of Assets and Liabilities	44
Statement of Operations	47
Statements of Changes in Net Assets	54-55
Financial Highlights	70-73
Notes to Financial Statements	74
Supplemental Information	91
Trustee and Officer Information	91
Proxy Voting and Portfolio Holdings Information	94
Expense Examples	94
Privacy Policy (inside back cover)

The Funds are distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

This page is intentionally left blank.

Victory Portfolios	June 30, 2019

  (Unaudited)

Investment Objectives & Portfolio Holdings:

  Victory INCORE Investment Quality Bond Fund
  Seeks to provide a high level of current income
  and capital appreciation without undue risk to principal.

Portfolio Holdings

As a Percentage of Total Investments

  Victory INCORE Low Duration Bond Fund
  Seeks to provide a high level of current income
  consistent with preservation of capital.

Portfolio Holdings

As a Percentage of Total Investments

  Victory High Yield Fund
  Seeks to provide current income. Capital
  appreciation is a secondary objective.

Portfolio Holdings

As a Percentage of Total Investments

  Victory Tax-Exempt Fund
  Seeks to maximize current income exempt from
  federal income taxes, consistent with the
  preservation of capital.

Portfolio Holdings

As a Percentage of Total Investments

Victory Portfolios	June 30, 2019

  (Unaudited)

Investment Objectives & Portfolio Holdings: (continued)

  Victory High Income Municipal Bond Fund
  Seeks to provide a high current income exempt
  from federal income taxes with a secondary
  objective of capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

  Victory Floating Rate Fund
  Seeks to provide a high level of current income.

Portfolio Holdings

As a Percentage of Total Investments

  Victory Strategic Income Fund
  Seeks to provide a high current income with a
  secondary objective of capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments June 30, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (1.3%)
Santander Drive Auto Receivables Trust, Series 2017-3, Class B, 2.19%, 3/15/22, Callable 4/15/21 @ 100 (a)	$213,152	$213,003
Santander Retail Auto Lease Trust, Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100 (a) (b)	225,000	226,634
Total Asset Backed Securities (Cost $438,122)		439,637
Collateralized Mortgage Obligations (1.7%)
GS Mortgage Securities Trust, Series 2012-GC6, Class B, 5.84%, 1/10/45 (a) (b) (c)	250,000	266,440
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class B, 4.70%, 4/15/45	300,000	314,000
Total Collateralized Mortgage Obligations (Cost $616,966)		580,440
Corporate Bonds (32.8%)
Communication Services (2.7%):
AT&T, Inc.
3.20%, 3/1/22, Callable 2/1/22 @ 100 (a)	158,000	161,299
4.25%, 3/1/27, Callable 12/1/26 @ 100 (a)	146,000	156,398
5.15%, 11/15/46, Callable 5/15/46 @ 100 (a)	226,000	249,805
SES Global Americas Holdings GP, 5.30%, 3/25/44 (b)	135,000	130,591
Verizon Communications, Inc.
5.15%, 9/15/23 (a)	92,000	102,818
3.38%, 2/15/25	92,000	96,040
		896,951
Consumer Discretionary (2.5%):
Best Buy Co., Inc., 4.45%, 10/1/28, Callable 7/1/28 @ 100 (a)	130,000	137,258
General Motors Co., 4.88%, 10/2/23 (a)	112,000	118,804
Hasbro, Inc., 6.35%, 3/15/40 (d)	115,000	136,574
Magna International, Inc., 3.63%, 6/15/24, Callable 3/15/24 @ 100	245,000	255,843
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	100,000	107,632
Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100	70,000	72,829
		828,940
Consumer Staples (1.9%):
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (a)	168,000	179,772
Constellation Brands, Inc., 4.65%, 11/15/28, Callable 8/15/28 @ 100 (a)	79,000	88,222
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100 (d)	52,000	58,248
Mead Johnson Nutrition Co., 4.60%, 6/1/44, Callable 12/1/43 @ 100 (a) (d)	105,000	121,035
Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	92,000	101,164
Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100	70,000	79,027
		627,468
Energy (2.2%):
Continental Resources, 4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	151,000	158,568
Ecopetrol SA, 5.88%, 9/18/23 (a)	103,000	114,045
Exxon Mobil Corp., 4.11%, 3/1/46, Callable 9/1/45 @ 100	40,000	46,017

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Marathon Petroleum Corp.
6.50%, 3/1/41, Callable 9/1/40 @ 100	$65,000	$80,928
5.85%, 12/15/45, Callable 6/15/45 @ 100	50,000	55,226
Statoil ASA, 3.95%, 5/15/43	20,000	21,666
Valero Energy Corp.
4.00%, 4/1/29, Callable 1/1/29 @ 100 (a)	91,000	95,373
6.63%, 6/15/37	140,000	176,931
		748,754
Financials (12.7%):
Aflac, Inc.
2.88%, 10/15/26, Callable 7/15/26 @ 100 (d)	185,000	186,517
4.75%, 1/15/49, Callable 7/15/48 @ 100	20,000	23,510
Alleghany Corp., 4.90%, 9/15/44, Callable 3/15/44 @ 100	89,000	96,970
Bank of America Corp.
2.33%(LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (a) (e)	130,000	129,763
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	285,000	285,689
4.20%, 8/26/24 (a)	204,000	216,834
3.25%, 10/21/27, Callable 10/21/26 @ 100, MTN	100,000	102,365
BB&T Corp., 2.75%, 4/1/22, MTN, Callable 3/1/22 @ 100	260,000	263,179
Capital One Financial Corp., 3.30%, 10/30/24, Callable 9/30/24 @ 100 (a)	191,000	195,888
Cincinnati Financial Corp., 6.13%, 11/1/34	135,000	171,601
Citigroup, Inc.
2.75%, 4/25/22, Callable 3/25/22 @ 100	175,000	176,635
4.45%, 9/29/27 (a)	122,000	131,449
3.88%(LIBOR03M+117bps), 1/24/39, Callable 1/24/38 @ 100 (e)	100,000	104,146
Fifth Third Bancorp, 3.65%, 1/25/24, Callable 12/25/23 @ 100 (a)	220,000	231,139
JPMorgan Chase & Co.
2.95%, 10/1/26, Callable 7/1/26 @ 100	170,000	172,394
5.60%, 7/15/41	90,000	116,841
KeyBank NA, 2.25%, 3/16/20	580,000	579,552
Morgan Stanley
4.88%, 11/1/22 (a)	192,000	205,379
3.75%, 2/25/23 (a)	300,000	313,275
3.13%, 7/27/26, MTN	205,000	208,637
Newcrest Finance Pty Ltd., 5.75%, 11/15/41 (b)	95,000	105,812
The Goldman Sachs Group, Inc., 2.35%, 11/15/21, Callable 11/15/20 @ 100	115,000	114,773
Wells Fargo & Co., 4.90%, 11/17/45 (a)	80,000	92,621
		4,224,969
Health Care (4.1%):
Abbott Laboratories, 2.90%, 11/30/21, Callable 10/30/21 @ 100 (a)	267,000	271,331
AbbVie, Inc., 2.30%, 5/14/21, Callable 4/14/21 @ 100 (a)	311,000	310,145
Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	70,000	74,337
Bristol-Myers Squibb Co., 3.40%, 7/26/29, Callable 4/26/29 @ 100 (b)	220,000	230,465
Gilead Sciences, Inc., 4.40%, 12/1/21, Callable 9/1/21 @ 100 (a)	465,000	486,287
		1,372,565
Industrials (2.2%):
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	60,000	58,705
Kansas City Southern, 4.95%, 8/15/45, Callable 2/15/45 @ 100	75,000	85,101
Northrop Grumman Corp., 2.93%, 1/15/25, Callable 11/15/24 @ 100 (a)	195,000	198,535

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Rockwell Automation, Inc.
3.50%, 3/1/29, Callable 12/1/28 @ 100	$65,000	$69,233
6.25%, 12/1/37	60,000	80,835
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	56,000	60,730
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (a)	137,000	136,731
		689,870
Information Technology (1.6%):
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	53,000	62,886
Broadcom Corp., 3.00%, 1/15/22, Callable 12/15/21 @ 100 (a)	118,000	118,349
Lam Research Corp., 4.00%, 3/15/29, Callable 12/15/28 @ 100	114,000	121,483
NVIDIA Corp., 2.20%, 9/16/21, Callable 8/16/21 @ 100	85,000	84,711
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	95,000	107,803
Tyco Electronics Group SA, 7.13%, 10/1/37	34,000	46,124
		541,356
Materials (0.9%):
LYB International Finance II BV, 3.50%, 3/2/27, Callable 12/2/26 @ 100 (a)	121,000	123,123
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25, Callable 3/15/25 @ 100	80,000	85,880
5.20%, 11/2/40 (d)	50,000	62,388
		271,391
Utilities (2.0%):
Arizona Public Service Co., 2.95%, 9/15/27, Callable 6/15/27 @ 100	120,000	121,426
Consolidated Edison, Inc., 6.30%, 8/15/37	110,000	146,835
Exelon Corp.
3.95%, 6/15/25, Callable 3/15/25 @ 100 (a)	102,000	108,590
3.40%, 4/15/26, Callable 1/15/26 @ 100	59,000	60,558
Iberdrola International BV
6.75%, 9/15/33	35,000	42,410
6.75%, 7/15/36 (d)	28,000	36,967
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	105,000	120,005
Public Service Enterprise Group, Inc., 4.00%, 6/1/44, Callable 12/1/43 @ 100	65,000	68,357
		705,148
Total Corporate Bonds (Cost $10,660,301)		10,907,412
Residential Mortgage Backed Securities (1.0%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 3.72% (LIBOR01M+132bps), 10/25/32, Callable 7/25/19 @ 100 (e)	88,450	88,482
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 7/25/19 @ 100 (a)	7,503	7,503
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 10/25/39 @ 100 (a) (b) (c)	123,514	125,315
Residential Funding Mortgage Securities I, Inc., Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 7/25/19 @ 100 (a)	8,761	8,761
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y, Class 3A1, 4.91%, 11/25/34, Callable 7/25/19 @ 100 (a) (c)	91,504	91,504
Wells Fargo Mortgage Backed Securities Trust, Series 2005-2, Class 2A1, 4.75%, 4/25/20, Callable 7/25/19 @ 100 (a)	3,176	3,176
Total Residential Mortgage Backed Securities (Cost $323,430)		324,741

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Principal Amount	Value
U.S. Government Mortgage Backed Agencies (43.7%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 (a)	$31,500	$32,491
Series 4139, Class DA, 1.25%, 12/15/27 (a)	466,465	455,505
Series 4395, Class PA, 2.50%, 4/15/37 (a)	155,765	156,265
5.50%, 6/1/38	52,752	57,869
7.00%, 9/1/38 (a)	17,854	21,617
Series 4320, Class AP, 3.50%, 7/15/39 – 3/1/49 (a)	2,357,024	2,434,268
Series 3713, Class PA, 2.00%, 2/15/40 – 3/15/40 (a)	561,596	554,443
4.50%, 1/1/41 – 7/1/44 (a)	620,944	663,266
Series 4049, Class AB, 2.75%, 12/15/41 (a)	92,206	92,739
Series 4494, Class JA, 3.75%, 5/15/42 (a)	310,528	320,837
		4,789,300
Federal National Mortgage Association
6.00%, 8/1/21 – 2/1/37 (a)	251,463	292,871
5.50%, 4/1/22 – 1/1/38 (a)	163,005	177,684
7.00%, 8/1/23 – 6/1/32 (a)	23,039	26,688
7.50%, 12/1/29 – 2/1/31 (a)	24,577	28,361
8.00%, 6/1/30 – 9/1/30 (a)	17,765	21,069
5.00%, 12/1/34 – 11/1/36	11,653	12,591
4.63%(LIBOR12M+166bps), 12/1/36 (a) (e)	38,241	39,483
4.50%, 12/1/38 – 5/25/40 (a)	525,251	549,784
Series 2013-33, Class UD, 2.50%, 4/25/39 – 12/25/47 (a)	357,536	359,233
Series 2013-137, Class A, 3.50%, 3/25/40 – 12/25/50 (a)	1,979,531	2,030,669
Series 2011-101, Class LA, 3.00%, 10/25/40 – 2/25/49 (a)	2,595,530	2,630,971
Series 2013-81, Class KA, 2.75%, 9/25/42 (a)	350,848	353,767
Series 2013-44, Class PB, 1.75%, 1/25/43 (a)	320,296	310,544
4.00%, 11/1/43 – 10/1/48 (a)	2,022,266	2,117,546
		8,951,261
Government National Mortgage Association
Series 2016-116, Class GA, 1.75%, 11/20/44 (a)	629,092	612,583
4.50%, 2/20/49	138,030	144,024
		756,607
Multi-family (0.1%):
Collateralized Mortgage Obligations (0.1%):
Government National Mortgage Association
6.00%, 12/15/33 (a)	21,607	24,957
Total U.S. Government Mortgage Backed Agencies (Cost $14,372,400)		14,522,125
U.S. Treasury Obligations (16.4%)
U.S. Treasury Bills
2.14%, 11/14/19 (a) (f)	1,689,000	1,676,056
2.01%, 1/2/20 (a) (f)	1,200,000	1,187,679
U.S. Treasury Bonds
3.00%, 2/15/48 (a)	1,245,000	1,363,664
3.00%, 2/15/49 (a)	450,000	494,297

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Treasury Notes
2.38%, 2/29/24	$43,000	$44,213
2.00%, 8/15/25 (a)	110,000	111,048
2.88%, 8/15/28 (a)	469,000	504,028
2.63%, 2/15/29	71,000	74,872
Total U.S. Treasury Obligations (Cost $5,171,990)		5,455,857
Collateral for Securities Loaned^ (1.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (g)	105,568	105,568
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (g)	135,984	135,984
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (g)	3,532	3,532
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (g)	58,055	58,055
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (g)	79,164	79,164
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (g)	123,149	123,149
Total Collateral for Securities Loaned (Cost $505,452)		505,452
Total Investments (Cost $32,088,661) — 98.4%		32,735,664
Other assets in excess of liabilities — 1.6%		523,525
NET ASSETS — 100.00%		$33,259,189

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security has been segregated as collateral for derivative instruments.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2019, the fair value of these securities was $1,085,257 and amounted to 3.3% of net assets.

(c)  The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2019.

(d)  All or a portion of this security is on loan.

(e)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2019.

(f)  Rate represents the effective yield at June 30, 2019.

(g)  Rate disclosed is the daily yield on June 30, 2019.

bps — Basis points

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2019, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2019, based on the last reset date of the security

LIBOR12M — 12 Month US Dollar LIBOR, rate disclosed as of June 30, 2019, based on the last reset date of the security

MTN — Medium Term Note

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Future	22	9/19/19	$2,792,550	$2,815,314	$22,764

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Future	2	9/30/19	$430,337	$430,359	$(22)
5-Year U.S. Treasury Note Future	15	9/30/19	1,772,175	1,772,345	(170)
					$(192)
	Total unrealized appreciation				$22,764
	Total unrealized depreciation				(192)
	Total net unrealized appreciation				$22,572

Centrally Cleared

Credit Default Swap Agreements — Sell Protection (a)

Underlying Instrument	Fixed Deal Pay Rate	Maturity Date	Payment Frequency	Implied Credit Spread at June 30, 2019 (b)	Notional Amount (c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 32	5.00%	6/20/24	Monthly	3.21%	$2,100,000	$158,900	$117,180	$41,720

(a)  When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)  Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)  The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments June 30, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (13.2%)
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24%, 4/8/22, Callable 12/8/20 @ 100 (a)	$4,435,000	$4,425,137
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class B, 2.40%, 5/18/22, Callable 8/18/21 @ 100 (a)	2,715,000	2,715,413
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class D, 3.34%, 8/8/21, Callable 2/8/20 @ 100 (a)	2,600,000	2,613,148
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class B, 3.26%, 1/18/24, Callable 4/18/22 @ 100 (a)	3,200,000	3,249,974
Avis Budget Rental Car Funding (AESOP) LLC, Series 2014-1, Class A, 2.46%, 7/20/20 (a) (b)	333,333	333,250
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class B, 2.22%, 5/16/22, Callable 6/15/21 @ 100 (a) (b)	4,180,000	4,169,671
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98%, 1/18/22, Callable 12/15/20 @ 100 (a) (b)	933,681	934,461
Drive Auto Receivables Trust, Series 2018-2, Class B, 3.22%, 4/15/22, Callable 6/15/21 @ 100 (a)	4,595,602	4,602,900
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46%, 3/15/22, Callable 11/15/20 @ 100 (a)	6,386,429	6,385,330
Santander Drive Auto Receivables Trust, Series 2017-3, Class B, 2.19%, 3/15/22, Callable 4/15/21 @ 100 (a)	2,303,860	2,302,243
Santander Drive Auto Receivables Trust, Series 2017-2, Class B, 2.21%, 10/15/21, Callable 3/15/21 @ 100 (a)	584,999	584,827
Santander Retail Auto Lease Trust, Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100 (a) (b)	2,400,000	2,417,431
World Financial Network Credit Card Master Trust, Series 2017-A, Class A, 2.12%, 3/15/24 (a)	3,155,000	3,147,283
Total Asset Backed Securities (Cost $37,852,565)		37,881,068
Collateralized Mortgage Obligations (3.7%)
Galaxy CLO Ltd., Series 2017-24A, Class A, 3.72% (LIBOR03M+112bps), 1/15/31, Callable 1/15/20 @ 100 (a) (b) (c)	2,000,000	1,983,176
GS Mortgage Securities Trust, Series 2012-GC6, Class B, 5.84%, 1/10/45 (a) (b) (d)	3,500,000	3,730,162
Steele Creek CLO Ltd., Series 2017-1A, Class A, 3.85% (LIBOR03M+125bps), 1/15/30, Callable 1/15/20 @ 100 (a) (b) (c)	2,825,000	2,817,988
Voya CLO Ltd., Series 2017-4A, Class A1, 3.73% (LIBOR03M+113bps), 10/15/30, Callable 10/15/19 @ 100 (a) (b) (c)	2,000,000	1,993,542
Total Collateralized Mortgage Obligations (Cost $10,641,518)		10,524,868
Corporate Bonds (48.9%)
Communication Services (4.1%):
AT&T, Inc. 2.45%, 6/30/20, Callable 5/30/20 @ 100 (a)	3,500,000	3,496,710
3.20%, 3/1/22, Callable 2/1/22 @ 100 (a)	967,000	987,191
4.25%, 3/1/27, Callable 12/1/26 @ 100 (a)	913,000	978,024

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Electronic Arts, Inc., 3.70%, 3/1/21, Callable 2/1/21 @ 100 (a)	$4,185,000	$4,263,134
Verizon Communications, Inc. 5.15%, 9/15/23 (a)	661,000	738,727
3.38%, 2/15/25	483,000	504,209
3.62%(LIBOR03M+110bps), 5/15/25, Callable 3/15/25 @ 100 (a) (c)	827,000	837,486
		11,805,481
Consumer Discretionary (4.1%):
Best Buy Co., Inc. 5.50%, 3/15/21, Callable 12/15/20 @ 100 (a) (e)	3,055,000	3,183,494
4.45%, 10/1/28, Callable 7/1/28 @ 100 (a)	756,000	798,207
General Motors Co., 4.88%, 10/2/23 (a)	691,000	732,978
Hasbro, Inc., 3.15%, 5/15/21, Callable 3/15/21 @ 100 (a)	3,380,000	3,421,033
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	3,283,000	3,401,418
		11,537,130
Consumer Staples (3.3%):
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (a)	1,097,000	1,173,867
BAT Capital Corp., 2.30%, 8/14/20 (a)	3,250,000	3,242,980
Constellation Brands, Inc. 3.22%(LIBOR03M+70bps), 11/15/21, Callable 10/30/19 @ 100 (a) (c)	2,500,000	2,500,076
4.65%, 11/15/28, Callable 8/15/28 @ 100 (a)	521,000	581,816
Molson Coors Brewing Co., 1.45%, 7/15/19 (a)	2,063,000	2,062,154
		9,560,893
Energy (4.0%):
Continental Resources, 4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	940,000	987,113
Ecopetrol SA, 5.88%, 9/18/23 (a)	654,000	724,128
LUKOIL International Finance BV, 6.13%, 11/9/20 (a) (b)	5,185,000	5,394,578
Marathon Petroleum Corp., 3.40%, 12/15/20, Callable 11/15/20 @ 100 (a)	1,850,000	1,873,107
Pioneer Natural Resource Co., 7.50%, 1/15/20 (a)	2,085,000	2,138,876
Valero Energy Corp., 4.00%, 4/1/29, Callable 1/1/29 @ 100 (a)	503,000	527,169
		11,644,971
Financials (9.1%):
Bank of America Corp. 2.25%, 4/21/20, MTN (a)	2,000,000	2,000,160
2.33%(LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (a) (c)	1,391,000	1,388,468
4.20%, 8/26/24 (a)	1,287,000	1,367,965
Capital One Financial Corp. 2.50%, 5/12/20, Callable 4/12/20 @ 100 (a)	615,000	615,603
3.45%, 4/30/21, Callable 3/30/21 @ 100 (a)	3,500,000	3,563,384
3.30%, 10/30/24, Callable 9/30/24 @ 100 (a)	1,252,000	1,284,039
Citigroup, Inc., 4.45%, 9/29/27 (a)	730,000	786,539
Fifth Third Bancorp, 3.65%, 1/25/24, Callable 12/25/23 @ 100 (a)	1,392,000	1,462,477
Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 8/5/19 @ 102.69 (a)	637,000	651,186
Marsh & McLennan Cos., Inc., 2.35%, 3/6/20, Callable 2/6/20 @ 100 (a)	420,000	419,798
Morgan Stanley, 4.88%, 11/1/22 (a)	1,187,000	1,269,710
Newcrest Finance Pty Ltd., 4.20%, 10/1/22 (a) (b)	2,214,000	2,306,589
SVB Financial Group, 5.38%, 9/15/20 (a) (e)	2,573,000	2,659,968
Unum Group, 3.00%, 5/15/21, Callable 4/15/21 @ 100 (a)	3,200,000	3,225,280

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Principal Amount	Value
ZB NA, 3.50%, 8/27/21 (a)	$1,785,000	$1,821,414
Zions Bancorp NA, 3.35%, 3/4/22, Callable 2/4/22 @ 100 (a)	1,090,000	1,109,031
		25,931,611
Health Care (5.4%):
Abbott Laboratories, 2.90%, 11/30/21, Callable 10/30/21 @ 100 (a)	1,968,000	1,999,921
AbbVie, Inc., 2.30%, 5/14/21, Callable 4/14/21 @ 100 (a)	2,292,000	2,285,697
Amgen, Inc., 2.20%, 5/11/20 (a)	3,301,000	3,294,530
Biogen, Inc., 2.90%, 9/15/20 (a)	3,333,000	3,349,565
Celgene Corp., 2.88%, 2/19/21 (a)	4,345,000	4,380,195
		15,309,908
Industrials (2.8%):
Acuity Brands Lighting, Inc., 6.00%, 12/15/19 (a)	2,319,000	2,352,904
Aercap Holdings NV, 4.63%, 10/30/20 (a)	2,065,000	2,119,433
IDEX Corp., 4.50%, 12/15/20, Callable 9/15/20 @ 100 (a)	2,565,000	2,624,021
Northrop Grumman Corp., 2.93%, 1/15/25, Callable 11/15/24 @ 100 (a)	1,154,000	1,174,922
		8,271,280
Information Technology (6.0%):
Broadcom Corp., 3.00%, 1/15/22, Callable 12/15/21 @ 100 (a)	3,768,000	3,779,153
FLIR Systems, Inc., 3.13%, 6/15/21, Callable 5/15/21 @ 100 (a)	2,375,000	2,389,131
Lam Research Corp., 4.00%, 3/15/29, Callable 12/15/28 @ 100	651,000	693,732
Lam Research Group, 2.80%, 6/15/21, Callable 5/15/21 @ 100 (a)	3,328,000	3,353,725
NetApp, Inc. 2.00%, 9/27/19 (a) (e)	1,875,000	1,872,150
3.38%, 6/15/21, Callable 4/15/21 @ 100 (a)	1,605,000	1,624,501
VMware, Inc., 2.30%, 8/21/20 (a)	3,820,000	3,809,648
		17,522,040
Materials (1.9%):
Anglo American Capital PLC, 4.13%, 4/15/21 (a) (b)	3,525,000	3,607,168
LYB International Finance II BV, 3.50%, 3/2/27, Callable 12/2/26 @ 100 (a)	728,000	740,776
Lyondellbasell Industries NV, 6.00%, 11/15/21, Callable 8/17/21 @ 100 (a)	800,000	857,840
		5,205,784
Real Estate (3.8%):
CubeSmart, LP, 4.80%, 7/15/22, Callable 4/15/22 @ 100 (a)	3,470,000	3,657,240
Healthcare Trust of America Holdings LP, 3.38%, 7/15/21, Callable 5/15/21 @ 100 (a)	1,410,000	1,426,328
Highwoods Realty LP, 3.20%, 6/15/21, Callable 4/15/21 @ 100 (a)	3,130,000	3,153,319
Ventas Realty, LP, 4.25%, 3/1/22, Callable 12/1/21 @ 100 (a)	2,650,000	2,765,037
		11,001,924
Utilities (4.4%):
Eversource Energy, 2.50%, 3/15/21, Callable 2/15/21 @ 100 (a) (e)	2,900,000	2,907,424
Exelon Corp. 3.50%, 6/1/22, Callable 5/1/22 @ 100 (a)	2,681,000	2,745,880
3.95%, 6/15/25, Callable 3/15/25 @ 100 (a)	680,000	723,935
3.40%, 4/15/26, Callable 1/15/26 @ 100	335,000	343,847
Iberdrola Finance Ireland Ltd., 5.00%, 9/11/19 (a) (b)	6,027,000	6,052,073
		12,773,159
Total Corporate Bonds (Cost $139,508,638)		140,564,181

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Residential Mortgage Backed Securities (6.5%)
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 4.45%, 10/25/33, Callable 7/25/19 @ 100 (a) (d)	$1,842,567	$1,842,567
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A8, 4.50%, 12/31/49 (a)	13,676	14,091
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 4A1, 4.40%, 11/25/34, Callable 7/25/19 @ 100 (a) (d)	1,534,457	1,534,457
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1, 5.50%, 1/25/20, Callable 2/25/24 @ 100 (a)	33,370	28,892
JPMorgan Mortgage Trust, Series 2017-1, Class A5, 3.50%, 1/25/47, Callable 4/25/34 @ 100 (a) (b) (d)	1,976,650	2,007,024
JPMorgan Mortgage Trust, Series 2017-3, Class 2A2, 2.50%, 8/25/47, Callable 9/25/29 @ 100 (a) (b) (d)	2,258,738	2,247,230
JPMorgan Mortgage Trust, Series 2016-3, Class 1A3, 3.50%, 10/25/46, Callable 3/25/28 @ 100 (a) (b) (d)	918,346	931,745
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 10/25/39 @ 100 (a) (b) (d)	1,543,921	1,566,447
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 7/25/19 @ 100 (a)	13,582	13,582
JPMorgan Mortgage Trust, Series 2004-S1, Class 1A7, 5.00%, 9/25/34, Callable 7/25/19 @ 100 (a)	67,760	67,760
JPMorgan Mortgage Trust, Series 2014-5, Class A11, 2.98%, 10/25/29, Callable 12/25/24 @ 100 (a) (b) (d)	4,025,329	4,046,421
Madison Park Funding Ltd., Series 2017-26A, Class AR, 3.78% (LIBOR03M+120bps), 7/29/30, Callable 10/29/19 @ 100 (a) (b) (c)	2,250,000	2,249,162
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A1, 2.68% (LIBOR01M+28bps), 11/25/35, Callable 7/25/19 @ 100 (a) (c)	173,353	173,275
Residential Funding Mortgage Securities I, Inc., Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 7/25/19 @ 100 (a)	31,898	31,898
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A2, 4.97%, 12/25/34, Callable 7/25/19 @ 100 (a) (d)	413,403	413,403
Wells Fargo Mortgage Backed Securities Trust, Series 2004-O, Class A1, 4.71%, 8/25/34, Callable 7/25/19 @ 100 (a) (d)	600,577	600,577
Wells Fargo Mortgage Backed Securities Trust, Series 2004-M, Class A7, 4.70%, 8/25/34, Callable 7/25/19 @ 100 (a) (d)	976,462	976,462
Wells Fargo Mortgage Backed Securities Trust, Series 2005-2, Class 2A1, 4.75%, 4/25/20, Callable 7/25/19 @ 100 (a)	4,670	4,670
Total Residential Mortgage Backed Securities (Cost $18,840,319)		18,749,663
U.S. Government Mortgage Backed Agencies (13.4%)
Federal Home Loan Mortgage Corp. 5.00%, 6/15/23 – 8/1/40 (a)	1,171,306	1,260,462
5.50%, 10/25/23 (a)	7,131	7,453
Series 4430, Class NG, 2.50%, 2/15/38 (a)	2,611,864	2,620,185
7.00%, 9/1/38 (a)	8,570	10,376
Series 4320, Class AP, 3.50%, 7/15/39 (a)	1,546,968	1,600,479

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Series 3713, Class PA, 2.00%, 2/15/40 – 4/15/44 (a)	$9,676,177	$9,571,353
Series 4049, Class AB, 2.75%, 12/15/41 (a)	990,207	995,926
		16,066,234
Federal National Mortgage Association 6.00%, 2/1/37 (a)	1,437,532	1,685,549
Series 2013-83, Class CA, 3.50%, 10/25/37 – 3/25/44 (a)	6,534,280	6,632,785
Series 2013-33, Class UD, 2.50%, 4/25/39 (a)	1,943,265	1,963,153
Series 2011-21, Class PA, 4.50%, 5/25/40 (a)	4,277,635	4,444,047
Series 2011-101, Class LA, 3.00%, 10/25/40 (a)	1,709,394	1,724,945
5.00%, 2/1/41 – 10/1/41 (a)	4,273,754	4,595,463
		21,045,942
Government National Mortgage Association Series 2018-22, Class JA, 3.00%, 1/20/44 (a)	1,343,912	1,361,438
Total U.S. Government Mortgage Backed Agencies (Cost $38,649,325)		38,473,614
U.S. Treasury Obligations (10.9%)
U.S. Treasury Bills 2.14%, 11/14/19 (a) (f)	31,333,000	31,092,864
2.01%, 1/2/20 (a) (f)	200,000	197,947
Total U.S. Treasury Obligations (Cost $31,256,765)		31,290,811
Collateral for Securities Loaned^ (0.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (g)	187,145	187,145
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (g)	241,064	241,064
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (g)	6,261	6,261
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (g)	102,916	102,916
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (g)	140,337	140,337
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (g)	218,310	218,310
Total Collateral for Securities Loaned (Cost $896,033)		896,033
Total Investments (Cost $277,645,163) — 96.9%		278,380,238
Other assets in excess of liabilities — 3.1%		8,788,711
NET ASSETS — 100.00%		$287,168,949

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security has been segregated as collateral for derivative instruments.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2019, the fair value of these securities was $48,788,118 and amounted to 17.0% of net assets.

(c)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2019.

(d)  The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2019.

(e)  All or a portion of this security is on loan.

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

(f)  Rate represents the effective yield at June 30, 2019.

(g)  Rate disclosed is the daily yield on June 30, 2019.

bps — Basis points

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2019, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2019, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Future	554	9/30/19	$118,465,462	$119,209,498	$744,036

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Future	68	9/19/19	$8,699,639	$8,701,878	$(2,239)
5-Year U.S. Treasury Note Future	314	9/30/19	36,841,864	37,101,078	(259,214)
					$(261,453)
	Total unrealized appreciation				$744,036
	Total unrealized depreciation				(261,453)
	Total net unrealized appreciation				$482,583

Centrally Cleared

Credit Default Swap Agreements — Sell Protection (a)

Underlying Instrument	Fixed Deal Pay Rate	Maturity Date	Payment Frequency	Implied Credit Spread at June 30, 2019 (b)	Notional Amount (c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 32	5.00%	6/20/24	Daily	3.21%	$18,000,000	$1,362,000	$1,014,038	$347,962

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

(a)  When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)  Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)  The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See notes to financial statements.

Victory Portfolios Victory High Yield Fund	Schedule of Portfolio Investments June 30, 2019

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (1.1%)
Communication Services (0.8%):
AMC Networks, Inc., Class A (a)	6,000	$326,940
Cinemark Holdings, Inc.	10,000	361,000
TEGNA, Inc.	33,000	499,950
		1,187,890
Consumer Discretionary (0.3%):
Wynn Resorts Ltd.	4,000	495,960
Total Common Stocks (Cost $1,652,535)		1,683,850
Senior Secured Loans (22.4%)
1011778 B.C. ULC, 4.65% (LIBOR01M+225bps), 2/17/24 (b) (c)	$2,000,000	1,983,339
Ai Ladder Luxembourg Subco Sarl, 1st Lien Term Loan B, 6.83% (LIBOR03M+450bps), 5/4/25 (b)	789,685	766,650
Alphabet Holding Co., Inc., 2nd Lien Term Loan, 10.15% (LIBOR01M+775bps), 8/15/25, Callable 8/4/19 @ 101 (b)	1,500,000	1,324,995
Avaya, Inc., 1st Lien Term Loan B, 6.65% (LIBOR01M+425bps), 12/15/24, Callable 8/4/19 @ 100 (b)	640,250	611,439
Bass Pro Group LLC, Term Loan B, 7.40% (LIBOR01M+500bps), 12/16/23, Callable 8/4/19 @ 100 (b)	982,500	936,853
Blount International, Inc., 1st Lien Term Loan B, 6.15% (LIBOR01M+375bps), 4/12/23, Callable 8/4/19 @ 100 (b)	997,494	995,629
Caesars Resort Collection LLC, 1st Lien Term Loan B, 5.15% (LIBOR01M+275bps), 10/2/24, Callable 8/4/19 @ 100 (b)	985,000	967,556
CommScope, Inc, 1st Lien term Loan, 5.65% (LIBOR01M+325bps), 4/6/26, Callable 8/4/19 @ 101 (b)	1,000,000	996,000
CPM Holdings, Inc., 1st Lien Term Loan, 6.15% (LIBOR01M+375bps), 11/17/25, Callable 8/4/19 @ 100 (b)	796,000	784,721
Crown Finance US, Inc., 1st Lien Term Loan B, 4.65% (LIBOR01M+225bps), 2/7/25, Callable 8/4/19 @ 100 (b)	534,356	525,171
Dayco Products LLC, 6.77% (LIBOR03M+425bps), 5/19/24, Callable 8/4/19 @ 100 (b)	979,474	947,641
Dynasty Acquisition Co., Inc., 1st Lien Term Loan, 1/24/26 (b) (c) (h)	650,350	652,671
Gates Global LLC, 1st Lien Term Loan B2, 5.15% (LIBOR01M+275bps), 3/31/24, Callable 8/4/19 @ 100 (b)	994,937	987,922
Hertz Corp., Term Loan B1, 5.16% (LIBOR01M+275bps), 6/30/23, Callable 8/4/19 @ 100 (b)	969,466	964,919
Holley Purchaser, Inc., 1st Lien Term Loan, 7.58% (LIBOR03M+500bps), 10/24/25, Callable 8/4/19 @ 101 (b)	995,000	965,150
II-VI Inc, 1st Lien Term Loan, 5/8/26 (b) (c) (h)	1,750,000	1,722,664
Leslie's Poolmart, Inc., Term Loan B, 5.98% (LIBOR02M+350bps), 8/16/23, Callable 8/4/19 @ 100 (b)	994,950	938,367
LifeScan Global Corp., 1st Lien Term Loan, 8.66% (LIBOR06M+600bps), 6/19/24, Callable 8/4/19 @ 101 (b)	965,000	919,163

See notes to financial statements.

Victory Portfolios Victory High Yield Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Navistar, Inc., 1st Lien Term Loan B, 5.91% (LIBOR01M+350bps), 11/2/24, Callable 8/4/19 @ 100 (b)	$987,500	$984,103
Nexstar Broadcasting, Inc., 1st Lien Term Loan, 6/20/26 (b) (c) (h)	1,750,000	1,743,437
Packaging Coordinators Midco, Inc., 2nd Lien Term Loan, 11.08% (LIBOR03M+875bps), 7/1/24, Callable 8/4/19 @ 100 (b)	500,000	497,500
Radiate Holdco LLC, 5.40% (LIBOR01M+300bps), 2/1/24, Callable 8/4/19 @ 100 (b)	984,887	960,934
Reynolds Group Holdings, Inc., 1st Lien Term Loan B, 5.15% (LIBOR01M+275bps), 2/5/23, Callable 8/4/19 @ 100 (b)	1,792,229	1,777,354
Sinclair Television Group, Inc., 1st Lien Term Loan B, 4.66% (LIBOR01M+225bps), 1/3/24, Callable 8/4/19 @ 100 (b)	994,898	981,218
SIWF Holdings, Inc., 10.90% (LIBOR01M+850bps), 5/26/26 (b)	1,000,000	950,000
Specialty Building Products Holdings LLC, 1st Lien Term Loan, 8.15% (LIBOR01M+575bps), 10/1/25, Callable 8/4/19 @ 101 (b)	997,500	990,019
Sprint Communications, Inc., 1st Lien Term Loan B, 4.94% (LIBOR01M+250bps), 2/2/24, Callable 8/4/19 @ 100 (b)	987,374	971,329
StandardAero, Ltd., 1st Lien Term Loan, 1/24/26 (b) (c) (h)	349,650	350,899
Stars Group Holdings BV, 5.83% (LIBOR03M+350bps), 6/27/25, Callable 8/4/19 @ 100 (b)	893,353	892,888
Station Casinos LLC, Term Loan B, 4.91% (LIBOR01M+250bps), 6/8/23, Callable 8/4/19 @ 100 (b)	994,827	989,673
Tenneco, Inc., 1st Lien Term Loan B, 5.40% (LIBOR01M+300bps), 6/18/25, Callable 8/4/19 @ 100 (b)	995,000	917,141
Tribune Media Co., 1st Lien Term C, 5.40% (LIBOR01M+300bps), 1/27/24, Callable 8/4/19 @ 100 (b)	1,000,000	997,710
Univision Communications, 1st Lien Term Loan C5, 5.15% (LIBOR01M+275bps), 3/15/24, Callable 8/4/19 @ 100 (b)	972,594	924,879
Utz Quality Foods LLC, 2nd Lien Term Loan, 9.65% (LIBOR01M+725bps), 11/21/25, Callable 8/4/19 @ 101 (b)	700,000	693,000
Wynn Resorts Ltd., 1st Lien Term Loan B, 4.69% (LIBOR01M+225bps), 10/30/24, Callable 8/4/19 @ 100 (b)	997,500	988,493
Total Senior Secured Loans (Cost $34,965,737)		34,601,427
Corporate Bonds (74.2%)
Communication Services (11.2%):
AMC Entertainment Holdings, Inc., 6.13%, 5/15/27, Callable 5/15/22 @ 103.06 (d)	2,000,000	1,787,600
AMC Networks, Inc., 4.75%, 8/1/25, Callable 8/1/21 @ 102.38	2,000,000	2,033,560
Cablevision Systems Corp., 5.88%, 9/15/22	2,000,000	2,116,040
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28, Callable 8/1/22 @ 102.5 (e)	2,000,000	2,041,360
Hughes Satellite Systems Corp., 6.63%, 8/1/26 (d)	1,390,000	1,459,792
Netflix, Inc., 5.88%, 11/15/28	2,000,000	2,216,080
Sirius XM Radio, Inc., 5.50%, 7/1/29, Callable 7/1/24 @ 102.75 (e) (f)	2,000,000	2,050,620
Telesat Canada/Telesat LLC, 8.88%, 11/15/24, Callable 11/15/19 @ 106.66 (e) (f)	1,500,000	1,627,035
T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	2,000,000	2,060,540
		17,392,627

See notes to financial statements.

Victory Portfolios Victory High Yield Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Consumer Discretionary (10.6%):
AV Homes, Inc., 6.63%, 5/15/22, Callable 8/5/19 @ 103.31	$325,000	$336,664
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 10/15/22 @ 102.94 (d)	2,000,000	1,737,520
Boyd Gaming Corp., 6.38%, 4/1/26, Callable 4/1/21 @ 103.19	2,000,000	2,113,719
Churchill Downs, Inc., 5.50%, 4/1/27, Callable 4/1/22 @ 102.75 (e)	850,000	891,021
Eldorado Resorts, Inc., 6.00%, 9/15/26, Callable 9/15/21 @ 104.5	1,750,000	1,910,388
Enterprise Development Authority/The, 12.00%, 7/15/24, Callable 7/15/21 @ 109 (e)	1,200,000	1,301,544
Golden Nugget, Inc., 8.75%, 10/1/25, Callable 10/1/20 @ 104.38 (e)	1,250,000	1,312,700
MGM Resorts International, 5.50%, 4/15/27, Callable 1/15/27 @ 100	2,000,000	2,097,119
Panther BF Aggregator 2 LP/Panther Finance Co., Inc., 8.50%, 5/15/27, Callable 5/15/22 @ 104.25 (e)	1,750,000	1,798,388
Scientific Games International, Inc., 8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (e)	1,750,000	1,834,123
Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	1,000,000	901,790
		16,234,976
Consumer Staples (6.4%):
Albertsons Cos. LLC, 5.75%, 3/15/25, Callable 9/15/19 @ 104.31	2,000,000	2,018,280
B&G Foods, Inc., 5.25%, 4/1/25, Callable 4/1/20 @ 103.94	1,750,000	1,768,043
Cott Holdings, Inc., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13 (e) (f)	1,750,000	1,783,058
Dole Food Co., Inc., 7.25%, 6/15/25, Callable 6/15/20 @ 103.63 (e)	1,250,000	1,212,888
Post Holdings, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.5 (d) (e)	1,750,000	1,777,124
Simmons Foods, Inc., 7.75%, 1/15/24, Callable 1/15/21 @ 103.88 (d) (e)	1,250,000	1,346,688
		9,906,081
Financials (8.3%):
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 2/15/24, Callable 2/15/21 @ 104.06 (e)	1,775,000	1,832,084
Compass Group Diversified Holdings LLC, 8.00%, 5/1/26, Callable 5/1/21 @ 104 (e) (f)	1,000,000	1,042,440
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23, Callable 2/15/20 @ 105.25 (e)	1,000,000	1,054,650
Eagle Holding Co. II LLC, 7.75%, 5/15/22, Callable 8/5/19 @ 101 (e)	1,750,000	1,773,363
Gray Escrow, Inc., 7.00%, 5/15/27, Callable 5/15/22 @ 105.25 (e)	2,000,000	2,168,580
Intelsat Jackson Holdings SA, 5.50%, 8/1/23, Callable 8/5/19 @ 101.83	2,000,000	1,830,240
LABL Escrow Issuer LLC, 10.50%, 7/15/27, Callable 7/15/22 @ 105.25 (c) (e)	1,750,000	1,754,060
Resideo Funding, Inc., 6.13%, 11/1/26, Callable 11/1/21 @ 104.59 (e)	1,330,000	1,381,311
		12,836,728
Health Care (12.9%):
Air Medical Group Holdings, Inc., 6.38%, 5/15/23, Callable 8/5/19 @ 101.59 (d) (e)	1,750,000	1,566,268
Avantor, Inc., 9.00%, 10/1/25, Callable 10/1/20 @ 106.75 (e) (f)	1,000,000	1,113,700
Bausch Health Cos., Inc., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06 (e)	2,000,000	2,043,740
BCPE Cycle Merger Sub II, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 105.31 (e)	1,500,000	1,525,770
Endo Finance LLC, 6.00%, 2/1/25, Callable 2/1/20 @ 103 (e)	2,000,000	1,344,620
HCA, Inc., 5.38%, 2/1/25	2,000,000	2,158,459
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/22, Callable 8/5/19 @ 100 (e) (f)	1,500,000	1,447,635
Polaris Intermediate Corp., 8.50%, 12/1/22, Callable 7/16/19 @ 104 (e) (f)	1,500,000	1,324,290
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26, Callable 12/1/21 @ 104.88 (d) (e)	2,000,000	2,094,719

See notes to financial statements.

Victory Portfolios Victory High Yield Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Surgery Center Holdings, Inc., 10.00%, 4/15/27, Callable 4/15/22 @ 105 (e)	$1,750,000	$1,745,433
Tenet Healthcare Corp., 6.75%, 6/15/23	2,000,000	2,010,820
Verscend Escrow Corp., 9.75%, 8/15/26, Callable 8/15/21 @ 104.88 (e)	1,750,000	1,820,193
		20,195,647
Industrials (19.2%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 8/5/19 @ 103.69 (e) (f)	1,750,000	1,564,028
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 2/15/20 @ 105 (e) (f)	900,000	910,368
Allison Transmission, Inc., 5.88%, 6/1/29, Callable 6/1/24 @ 102.94 (d) (e)	850,000	894,880
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 2/15/23, Callable 8/5/19 @ 102 (e)	1,750,000	1,571,413
Aramark Services, Inc., 5.00%, 2/1/28, Callable 2/1/23 @ 102.5 (e)	2,000,000	2,056,880
Beacon Escrow Corp., 4.88%, 11/1/25, Callable 11/1/20 @ 102.44 (d) (e)	1,330,000	1,316,620
Bombardier, Inc., 7.88%, 4/15/27, Callable 4/15/22 @ 103.94 (e)	2,000,000	2,002,440
Clean Harbors, Inc. 4.88%, 7/15/27, Callable 7/15/22 @ 102.44 (c) (e)	875,000	889,184
5.13%, 7/15/29, Callable 7/15/24 @ 102.56 (c) (e)	875,000	893,891
Covanta Holding Corp., 5.88%, 7/1/25, Callable 7/1/20 @ 104.41	1,000,000	1,039,980
IAA, Inc., 5.50%, 6/15/27, Callable 6/15/22 @ 102.75 (d) (e)	850,000	884,077
Manitowoc Foodservice, Inc., 9.50%, 2/15/24, Callable 8/5/19 @ 107.13	800,000	866,880
Navistar International Corp., 6.63%, 11/1/25, Callable 11/1/20 @ 103.31 (e) (f)	1,250,000	1,309,100
Nielsen Finance LLC /Nielsen Finance Co., 5.00%, 4/15/22, Callable 8/5/19 @ 101.25 (e)	2,000,000	1,999,800
Pisces Midco, Inc., 8.00%, 4/15/26, Callable 4/15/21 @ 104 (d) (e)	1,000,000	971,730
SRS Distribution, Inc., 8.25%, 7/1/26, Callable 7/1/21 @ 104.13 (d) (e) (f)	1,000,000	979,960
Stevens Holding Co. Inc., 6.13%, 10/1/26, Callable 10/1/23 @ 101.53 (e)	1,000,000	1,053,390
TransDigm, Inc., 6.50%, 7/15/24, Callable 8/5/19 @ 103.25	2,000,000	2,024,520
Triumph Group, Inc., 4.88%, 4/1/21, Callable 8/5/19 @ 100	1,250,000	1,234,450
United Rentals, Inc., 6.50%, 12/15/26, Callable 12/15/21 @ 103.25 (d)	2,000,000	2,163,220
W/S Packaging Holdings, Inc., 9.00%, 4/15/23 (e) (f)	800,000	875,360
XPO Logistics, Inc., 6.75%, 8/15/24, Callable 8/15/21 @ 103.38 (e)	2,000,000	2,132,220
		29,634,391
Materials (5.6%):
Ardagh Packaging Finance PLC/Holdings USA, Inc., 6.00%, 2/15/25, Callable 2/15/20 @ 104.5 (e)	2,000,000	2,074,339
Greif, Inc., 6.50%, 3/1/27, Callable 3/1/22 @ 103.25 (e)	2,000,000	2,065,000
Intertape Polymer Group, Inc., 7.00%, 10/15/26, Callable 10/15/21 @ 103.5 (e)	1,330,000	1,374,568
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 10/15/20 @ 103.13 (d) (e)	1,500,000	1,387,530
Summit Materials LLC/Summit Materials Finance Corp., 6.50%, 3/15/27, Callable 3/15/22 @ 103.25 (e)	870,000	909,890
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 4/15/21 @ 103.88 (d) (e) (f)	1,000,000	903,620
		8,714,947
Total Corporate Bonds (Cost $113,383,705)		114,915,397

See notes to financial statements.

Victory Portfolios Victory High Yield Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (10.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (g)	3,228,143	$3,228,143
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (g)	4,158,218	4,158,218
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (g)	107,988	107,988
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (g)	1,775,242	1,775,242
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (g)	2,420,731	2,420,731
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (g)	3,765,719	3,765,719
Total Collateral for Securities Loaned (Cost $15,456,041)		15,456,041
Total Investments (Cost $165,458,018) — 107.7%		166,656,715
Liabilities in excess of other assets — (7.7)%		(11,843,777)
NET ASSETS — 100.00%		$154,812,938

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2019.

(c)  Security purchased on a when-issued basis.

(d)  All or a portion of this security is on loan.

(e)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2019, the fair value of these securities was $77,029,694 and amounted to 49.8% of net assets.

(f)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(g)  Rate disclosed is the daily yield on June 30, 2019.

(h)  The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

bps — Basis points

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2019, based on the last reset date of the security

LIBOR02M — 2 Month US Dollar LIBOR, rate disclosed as of June 30, 2019, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2019, based on the last reset date of the security

LIBOR06M — 6 Month US Dollar LIBOR, rate disclosed as of June 30, 2019, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

ULC — Unlimited Liability Co.

See notes to financial statements.

Victory Portfolios Victory Tax-Exempt Fund	Schedule of Portfolio Investments June 30, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (99.3%)
California (8.2%):
California Educational Facilities Authority Revenue Bonds, 5.00%, 5/1/49	$1,500,000	$2,206,140
Gilroy Unified School District General Obligation Bonds, 4.00%, 8/1/48, Continuously Callable @ 100	1,750,000	1,886,378
Golden State Tobacco Securitization Corp. Revenue Bonds, Series A2, 5.00%, 6/1/47, Continuously Callable @ 100	1,500,000	1,498,140
		5,590,658
Connecticut (3.4%):
Connecticut Health and Educational Facilities Authority Revenue Bonds, Series 2016 CT, 5.00%, 12/1/41, Continuously Callable @ 100	2,000,000	2,314,420
Florida (5.6%):
County of Broward Revenue Bonds, Series B, 2.00%, 12/1/48, Continuously Callable @ 100	1,500,000	1,500,000
Miami-Dade County Public Facilities Revenue & Revenue Refunding Bonds, Series 2015 A, 5.00%, 6/1/33, Continuously Callable @ 100	2,000,000	2,331,440
		3,831,440
Guam (1.7%):
Port Authority of Guam Revenue Bonds, 5.00%, 7/1/48, Continuously Callable @ 100	1,000,000	1,127,650
Illinois (23.6%):
Chicago Board of Education Dedicated Capital Improvement, 6.00%, 4/1/46, Continuously Callable @ 100	2,275,000	2,627,875
Chicago General Obligation Refunding Bonds Series A, 5.75%, 1/1/33, Continuously Callable @ 100	2,000,000	2,313,940
Series A, 6.00%, 1/1/38, Continuously Callable @ 100	1,000,000	1,161,930
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series 2014, 5.00%, 12/1/44, AGC, Continuously Callable @ 100	2,450,000	2,735,768
Chicago Wastewater Transmission Revenue Bonds, Series A, 5.00%, 1/1/47, Continuously Callable @ 100	1,000,000	1,104,730
Chicago Wastewater Transmission Revenue Refunding Bonds, Series 2008 C, 5.00%, 1/1/34, Continuously Callable @ 100	1,000,000	1,115,840
City of Chicago General Obligation Bonds, Series A, 5.50%, 1/1/49, Continuously Callable @ 100	1,000,000	1,133,200
Illinois General Obligation Bonds, Series 2013, 5.50%, 7/1/27, Continuously Callable @ 100	2,000,000	2,203,020
Sales Tax Securitization Corp., Series 2018 C, 5.00%, 1/1/43, Continuously Callable @ 100	1,500,000	1,699,575
		16,095,878
Indiana (0.9%):
Duke Energy Indiana LLC, 1.93%, 12/1/39, Callable 8/1/19 @ 100, Sumitomo Mitsui Banking Corp.	600,000	600,000
Kansas (2.3%):
Kansas Development Finance Authority Hospital Revenue Bonds 5.50%, 11/15/29, Pre-refunded 11/15/19 @ 100	35,000	35,532
5.50%, 11/15/29, Continuously Callable @ 100	1,465,000	1,485,730
		1,521,262

See notes to financial statements.

Victory Portfolios Victory Tax-Exempt Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Massachusetts (1.7%):
University of Massachusetts Building Authority Project Revenue Bonds, Series 2014 1, 5.00%, 11/1/39, Continuously Callable @ 100	$1,000,000	$1,155,470
Missouri (1.7%):
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, 4.25%, 12/1/42, Continuously Callable @ 100 (a)	1,150,000	1,168,308
New Jersey (12.7%):
New Jersey Economic Development Authority Biomedical Research Facilities Bonds, Series 2016 A, 5.00%, 7/15/29, Continuously Callable @ 100	885,000	1,018,387
New Jersey Economic Development Authority School Facilities Construction Bonds, Series 2015 WW, 5.25%, 6/15/32, Continuously Callable @ 100	3,000,000	3,398,429
New Jersey Health Care Facilities Financing Authority Revenue & Refunding Bonds, Series 2015 A, 5.00%, 7/1/46, AGC, Continuously Callable @ 100	1,300,000	1,449,968
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Bonds, 5.00%, 6/15/28, Continuously Callable @ 100	1,000,000	1,174,150
Tobacco Settlement Financing Corp., Revenue Bonds, Series 2018 A, 5.00%, 6/1/46, Continuously Callable @ 100	1,500,000	1,672,560
		8,713,494
New York (13.6%):
Metropolitan Transportation Authority Dedicated Tax Green Fund Bonds, Series 2016 B1, 5.00%, 11/15/56, Continuously Callable @ 100	1,545,000	1,827,998
New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, 5.75%, 6/1/43, Continuously Callable @ 100	200,000	200,464
New York Utility Debt Securitization Authority Restructuring Bonds, Series 2013 TE, 5.00%, 12/15/41, Continuously Callable @ 100	1,500,000	1,697,805
Port Authority of New York & New Jersey Consolidated Bonds 5.00%, 10/1/30, Continuously Callable @ 100	2,000,000	2,176,500
5.00%, 12/1/32, Continuously Callable @ 100	1,000,000	1,132,610
TSASC, Inc. Tobacco Settlement Bonds, Series A, 5.00%, 6/1/41, Continuously Callable @ 100	2,000,000	2,182,400
		9,217,777
North Carolina (2.8%):
City of Charlotte, 4.00%, 6/1/49, Continuously Callable @ 100	1,770,000	1,918,503
Ohio (2.4%):
Logan Elm Local School District General Obligation Bonds, 4.00%, 11/1/55, Continuously Callable @ 100	1,500,000	1,610,595
Oregon (0.3%):
Oregon State Lottery Revenue Bonds, Series A, 5.25%, 4/1/30, Continuously Callable @ 100	205,000	218,534
Pennsylvania (3.6%):
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010 E, 5.00%, 5/15/31, Continuously Callable @ 100	1,000,000	1,028,990
Philadelphia School District, General Obligation Bonds, 5.00%, 9/1/38, Continuously Callable @ 100	1,200,000	1,415,436
		2,444,426

See notes to financial statements.

Victory Portfolios Victory Tax-Exempt Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Texas (7.0%):
Canadian River Municipal Water Authority, Subordinate Lien Contract Revenue Bonds, Series 2011, 5.00%, 2/15/26, Continuously Callable @ 100	$1,000,000	$1,056,140
Fort Worth International Airport Joint Revenue Bonds, Series A, 5.00%, 11/1/38, Continuously Callable @ 100	1,000,000	1,037,250
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Series A1, 5.00%, 7/1/47, Continuously Callable @ 102	500,000	548,895
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Series 2009, 6.88%, 12/31/39, Continuously Callable @ 100	2,130,000	2,184,507
		4,826,792
Utah (1.6%):
Utah Infrastructure Agency Revenue Bonds, Series A, 5.00%, 10/15/40, Continuously Callable @ 100	1,000,000	1,096,100
Washington (3.9%):
Richland Electric Utility Revenue Bonds, 5.00%, 11/1/41, Continuously Callable @ 100	2,370,000	2,752,305
Wisconsin (2.3%):
Ashwaubenon Community Development Authority, Brown County Expo Center Project Revenue Bonds, 3.00%, 6/1/44, Continuously Callable @ 100	1,600,000	1,575,344
Total Municipal Bonds (Cost $64,003,582)		67,778,956
Total Investments (Cost $64,003,582) — 99.3%		67,778,956
Other assets in excess of liabilities — 0.7%		455,195
NET ASSETS — 100.00%		$68,234,151

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2019, the fair value of these securities was $1,168,308 and amounted to 1.7% of net assets.

LLC — Limited Liability Company

See notes to financial statements.

Victory Portfolios Victory High Income Municipal Bond Fund	Schedule of Portfolio Investments June 30, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (98.8%)
California (5.4%):
California Educational Facilities Authority Revenue Bonds, 5.00%, 5/1/49	$1,000,000	$1,470,760
Golden State Tobacco Securitization Corp. Revenue Bonds, Series A2, 5.00%, 6/1/47, Continuously Callable @ 100	1,000,000	998,760
		2,469,520
Colorado (4.4%):
Regional Transportation District, Denver Transit Partners Eagle P3 Project, Series 2010, 6.00%, 1/15/34, Continuously Callable @ 100 (a)	2,000,000	2,045,779
Delaware (3.4%):
The Delaware Municipal Electric Corp. Revenue Bonds, 5.00%, 10/1/44, Continuously Callable @ 100	1,290,000	1,523,103
District of Columbia (2.3%):
District of Columbia Tobacco Settlement Financing Corp., 6.50%, 5/15/33	915,000	1,023,858
Florida (16.7%):
County of Broward Revenue Bonds, Series B, 2.00%, 12/1/48, Continuously Callable @ 100	1,100,000	1,100,000
Osceola County Expressway System Revenue Bonds, Poinciana Parkway Project, Series 2014 A, 5.38%, 10/1/47, Continuously Callable @ 100	1,000,000	1,088,980
Sumter County Village Community Development District No. 10 Special Assessment Revenue Bonds, Series 2014, 5.75%, 5/1/31, Continuously Callable @ 100	1,330,000	1,525,191
Sumter County Village Community Development District No. 8 Special Assessment Refunding Revenue Bonds, Series 2010, 6.13%, 5/1/39, Continuously Callable @ 100	1,865,000	1,917,835
Sumter County Village Community Development District No. 8 Special Assessment Revenue Bonds, Series 2010, 6.13%, 5/1/40, Continuously Callable @ 100	1,940,000	1,994,048
		7,626,054
Illinois (19.8%):
Chicago Board of Education Dedicated Capital Improvement, 6.00%, 4/1/46, Continuously Callable @ 100	1,500,000	1,732,665
Chicago General Obligation Refunding Bonds Series 2015 C, 5.00%, 1/1/38, Continuously Callable @ 100	1,000,000	1,075,170
Series A, 6.00%, 1/1/38, Continuously Callable @ 100	1,000,000	1,161,930
Chicago O'Hare International Airport General Airport Third Lien Revenue Bonds, 5.75%, 1/1/39, Continuously Callable @ 100	240,000	252,845
City of Chicago General Obligation Bonds, Series A, 5.50%, 1/1/49, Continuously Callable @ 100	1,000,000	1,133,200
Illinois General Obligation Bonds Series June 2013, 5.50%, 7/1/25, Continuously Callable @ 100	1,000,000	1,112,720
Series June 2013, 5.50%, 7/1/33, Continuously Callable @ 100	1,000,000	1,095,370
Series June 2013, 5.50%, 7/1/38, Continuously Callable @ 100	1,250,000	1,359,538
		8,923,438

See notes to financial statements.

Victory Portfolios Victory High Income Municipal Bond Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Massachusetts (3.2%):
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue J Series 2011, 5.63%, 7/1/28, Continuously Callable @ 100	$385,000	$408,562
Series 2011, 5.63%, 7/1/29, Continuously Callable @ 100	775,000	821,810
Series 2011, 5.63%, 7/1/33, Continuously Callable @ 100	195,000	206,390
		1,436,762
Mississippi (2.6%):
Mississippi Development Bank Revenue Bonds, 5.00%, 3/1/48, Continuously Callable @ 100	1,000,000	1,188,790
Missouri (1.1%):
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, 4.25%, 12/1/42, Continuously Callable @ 100 (b)	500,000	507,960
New Jersey (9.0%):
New Jersey Economic Development Authority School Facilities Construction Bonds, Series 2015 WW, 5.25%, 6/15/32, Continuously Callable @ 100	1,000,000	1,132,810
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Revenue Bonds, Series A, 5.00%, 7/1/33, Continuously Callable @ 100	500,000	559,295
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.75%, 12/1/28, Continuously Callable @ 100	675,000	715,770
Tobacco Settlement Financing Corp., Revenue Bonds, Series 2018 A, 5.00%, 6/1/46, Continuously Callable @ 100	1,500,000	1,672,560
		4,080,435
New York (3.5%):
Port Authority of New York & New Jersey Special Project Bonds, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/1/36, Continuously Callable @ 100	1,500,000	1,578,615
North Dakota (2.3%):
Grand Forks, North Dakota Senior Housing and Nursing Facility Revenue Bonds, 5.00%, 12/1/36, Continuously Callable @ 100	1,000,000	1,045,300
Ohio (2.3%):
Logan Elm Local School District General Obligation Bonds, 4.00%, 11/1/55, Continuously Callable @ 100	975,000	1,046,887
Oklahoma (2.7%):
Oklahoma Development Finance Authority Continuing Care Retirement Community Revenue Refunding Bonds, Series 2012, 6.00%, 1/1/32, Continuously Callable @ 100 (a)	1,885,000	1,228,660
Oregon (1.2%):
Clackamas County Hospital Facility Authority Revenue Bonds, Series A, 5.00%, 11/15/52, Continuously Callable @ 102	500,000	558,555
South Carolina (3.9%):
Lancaster County, Walnut Creek Improvement District Assessment Refunding Revenue Bonds, Series 2016 A-1, 5.00%, 12/1/37, Continuously Callable @ 100	1,675,000	1,757,695

See notes to financial statements.

Victory Portfolios Victory High Income Municipal Bond Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Principal Amount	Value
South Dakota (1.8%):
Oglala Sioux Tribe, 5.00%, 10/1/22, Callable 8/5/19 @ 100 (b)	$800,000	$800,888
Texas (4.9%):
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds, Series B, 5.00%, 7/1/47, Continuously Callable @ 102	1,000,000	1,038,680
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, NTE Mobility Partners Segments 3 LLC — Segments 3A & 3B Facility, Series 2013, 7.00%, 12/31/38, Continuously Callable @ 100	1,000,000	1,194,440
		2,233,120
Utah (4.2%):
Utah Charter School Finance Authority Revenue Bonds, 5.00%, 4/15/37, Continuously Callable @ 100	500,000	575,405
Utah Infrastructure Agency Revevnue Bonds, Series A, 5.38%, 10/15/40, Continuously Callable @ 100	1,150,000	1,294,210
		1,869,615
West Virginia (2.4%):
The Country Commission of Monongalia Country, WV Special District Excise Tax Revenue, Refunding and Improvement Bonds, Series 2017 A, 5.75%, 6/1/43, Continuously Callable @ 100 (b)	1,000,000	1,082,080
Wisconsin (1.7%):
Ashwaubenon Community Development Authority, Brown County Expo Center Project Revenue Bonds, 3.00%, 6/1/44, Continuously Callable @ 100	800,000	787,672
Total Municipal Bonds (Cost $43,121,817)		44,814,786
Total Investments (Cost $43,121,817) — 98.8%		44,814,786
Other assets in excess of liabilities — 1.2%		526,571
NET ASSETS — 100.00%		$45,341,357

(a)  Defaulted security.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2019, the fair value of these securities was $2,390,928 and amounted to 5.3% of net assets.

LLC — Limited Liability Company

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments June 30, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Senior Secured Loans (82.5%)
1199169 BC ULC, 6.33% (LIBOR03M+400bps), 4/6/26, Callable 8/4/19 @ 101 (a)	$1,958,042	$1,965,032
Acrisure LLC, 1st Lien Term Loan B, 6.77% (LIBOR03M+425bps), 11/22/23, Callable 8/4/19 @ 100 (a)	6,831,244	6,791,418
Ai Ladder Luxembourg Subco Sarl, 1st Lien Term Loan B, 6.83% (LIBOR03M+450bps), 5/4/25 (a)	5,922,641	5,749,878
Air Medical Group Holdings, Inc., 6.65% (LIBOR01M+425bps), 3/14/25, Callable 8/4/19 @ 100 (a)	5,000,000	4,690,000
Air Methods Corp, 5.83% (LIBOR03M+350bps), 4/21/24 (a)	3,989,822	3,223,457
Alphabet Holding Co., Inc., 1st Lien Term Loan, 5.90% (LIBOR01M+350bps), 8/15/24, Callable 8/4/19 @ 100 (a)	5,502,000	5,182,884
Alphabet Holding Co., Inc., 2nd Lien Term Loan, 10.15% (LIBOR01M+775bps), 8/15/25, Callable 8/4/19 @ 101 (a)	4,950,000	4,372,484
American Axle & Manufacturing, Inc., 1st Lien Term Loan B, 4.66% (LIBOR01M+225bps), 4/6/24	5,305,538	5,184,519
American Axle & Manufacturing, Inc., 1st Lien Term Loan B, 4.84% (LIBOR03M+225bps), 4/6/24, Callable 8/4/19 @ 100 (a)	2,691,898	2,630,495
American Renal Holdings, Inc., 7.90% (LIBOR01M+550bps), 6/15/24, Callable 8/4/19 @ 100 (a)	5,066,152	5,058,249
Amneal Pharmaceuticals LLC, 1st Lien Term Loan B, 5.94% (LIBOR01M+350bps), 3/23/25, Callable 8/4/19 @ 100 (a)	7,918,151	7,850,529
AmWINS Group, Inc., 5.15%-5.17% (LIBOR01M+275bps), 1/25/24, Callable 8/4/19 @ 100 (a)	7,800,000	7,738,224
AppLovin Corp., 1st Lien Term Loan B, 5.90% (LIBOR01M+350bps), 8/15/25 (a)	5,970,000	5,951,374
Asurion LLC, 1st Lien Term Loan B7, 5.40% (LIBOR01M+300bps), 11/4/24, Callable 8/4/19 @ 100 (a)	6,930,000	6,912,675
Avaya, Inc., 1st Lien Term Loan B, 6.65% (LIBOR01M+425bps), 12/15/24, Callable 8/4/19 @ 100 (a)	7,387,500	7,055,063
Bass Pro Group LLC, Term Loan B, 7.40% (LIBOR01M+500bps), 12/16/23, Callable 8/4/19 @ 100 (a)	9,353,598	8,919,030
Blount International, Inc., 1st Lien Term Loan B, 6.15% (LIBOR01M+375bps), 4/12/23, Callable 8/4/19 @ 100 (a)	5,925,225	5,914,145
Boyd Gaming Corp., 4.62% (LIBOR01W+225bps), 9/15/23, Callable 8/4/19 @ 100 (a)	2,208,686	2,194,639
Brand Energy & Infrastructure Services, Inc., 1st Lien Term Loan, 6.73% (LIBOR02M+425bps), 6/21/24	4,123,673	3,981,076
Brand Energy & Infrastructure Services, Inc., 1st Lien Term Loan, 6.58%-6.84% (LIBOR03M+425bps), 6/21/24, Callable 8/4/19 @ 100 (a)	4,696,327	4,533,928
Builders FirstSource, Inc., 5.33% (LIBOR03M+300bps), 2/29/24, Callable 8/4/19 @ 100 (a)	2,617,917	2,606,476
BW NHHC Holdco, Inc., 11.40% (LIBOR01M+900bps), 5/15/26, Callable 8/4/19 @ 101 (a)	3,000,000	2,790,000
BW NHHC Holdco, Inc., 7.40% (LIBOR01M+500bps), 5/16/25 (a)	4,950,000	4,566,375
Change Healthcare LLC, 5.15% (LIBOR01M+275bps), 3/1/24, Callable 8/4/19 @ 100 (a)	3,731,795	3,700,560

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Chassx, Inc., 8.06% (LIBOR01M+550bps), 11/10/23, Callable 8/4/19 @ 101 (a)	$3,925,113	$3,910,394
CIBT Solutions, Inc., 1st Lien Term Loan, 6.08% (LIBOR03M+375bps), 6/1/24	5,197,945	5,106,981
CIBT Solutions, Inc., 1st Lien Term Loan, 6.43% (LIBOR06M+375bps), 6/1/24, Callable 8/4/19 @ 100 (a)	682,055	670,119
Cole-Parmer, 6.08% (LIBOR03M+350bps), 3/21/24, Callable 8/4/19 @ 100 (a)	6,842,526	6,825,419
Concrete Pumping Holdings, Inc., 8.60% (LIBOR03M+600bps), 11/14/25, Callable 8/4/19 @ 101 (a)	5,925,000	5,806,500
Consolidated Communications, Inc., 1st Lien Term Loan B, 5.41% (LIBOR01M+300bps), 10/5/23, Callable 8/4/19 @ 100 (a)	4,924,441	4,702,053
CPM Holdings, Inc., 1st Lien Term Loan, 6.15% (LIBOR01M+375bps), 11/17/25, Callable 8/4/19 @ 100 (a)	2,985,000	2,942,703
CPM Holdings, Inc., 2nd Lien Term Loan, 10.65% (LIBOR01M+825bps), 11/16/26, Callable 8/4/19 @ 102 (a)	2,000,000	1,966,660
Crown Finance US, Inc., 1st Lien Term Loan B, 4.65% (LIBOR01M+225bps), 2/7/25, Callable 8/4/19 @ 100 (a)	4,788,668	4,706,351
Dawn Acquisition LLC, 1st Lien Term Loan B, 6.08% (LIBOR03M+375bps), 10/25/25, Callable 8/4/19 @ 100 (a)	3,482,500	3,417,203
Dayco Products LLC, 6.77% (LIBOR03M+425bps), 5/19/24, Callable 8/4/19 @ 100 (a)	7,835,789	7,581,127
Dole Food Co., Inc., 5.15% (LIBOR01M+275bps), 3/24/24, Callable 8/4/19 @ 100 (a)	6,080,000	5,929,884
Dynasty Acquisition Co., Inc., 6.33% (LIBOR03M+400bps), 4/6/26, Callable 8/4/19 @ 101 (a)	3,641,958	3,654,960
Eldorado Resorts, Inc., 4.69% (LIBOR01M+225bps), 3/16/24, Callable 8/4/19 @ 100 (a)	4,268,362	4,248,343
Endo International PLC, 1st Lien Term Loan B, 6.69% (LIBOR01M+425bps), 4/29/24, Callable 8/4/19 @ 100 (a)	4,974,619	4,659,577
Engineered Machinery Holdings, Inc., 1st Lien Term Loan, 5.58% (LIBOR03M+325bps), 7/19/24, Callable 8/4/19 @ 100 (a)	3,800,802	3,696,280
Forterra Finance LLC, 1st Lien Term Loan, 5.40% (LIBOR01M+300bps), 10/25/23, Callable 8/4/19 @ 100 (a)	5,954,082	5,486,031
Gates Global LLC, 1st Lien Term Loan B2, 5.15% (LIBOR01M+275bps), 3/31/24, Callable 8/4/19 @ 100 (a)	7,468,703	7,416,047
Gentiva Health Services, Inc., 2.44% (LIBOR01M+375bps), 7/2/25 (a) (b)	1,000,000	1,000,000
Gentiva Health Services, Inc., 1st Lien Term Loan, 6.19% (LIBOR01M+375bps), 7/2/25, Callable 8/4/19 @ 100 (a)	4,850,226	4,850,226
Gentiva Health Services, Inc., 2nd Lien Term Loan, 11.50% (Prime+600bps), 7/2/26, Callable 8/4/19 @ 101 (a)	2,250,000	2,272,500
Greenway Health LLC, 6.08% (LIBOR03M+375bps), 2/16/24, Callable 8/4/19 @ 100 (a)	5,880,000	5,145,000
GTT Communications, Inc., 1st Lien Term Loan B, 5.15% (LIBOR01M+275bps), 6/2/25, Callable 8/4/19 @ 100 (a)	7,920,000	7,078,500
Gulf Finance LLC, 1st Lien Term Loan B, 7.58% (LIBOR03M+525bps), 8/25/23	1,512,371	1,231,947
Gulf Finance LLC, 1st Lien Term Loan B, 7.69% (LIBOR01M+525bps), 8/25/23, Callable 8/4/19 @ 100 (a)	2,543,217	2,071,654
See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Hertz Corp., Term Loan B1, 5.16% (LIBOR01M+275bps), 6/30/23, Callable 8/4/19 @ 100 (a)	$7,658,328	$7,622,410
Holley Purchaser, Inc., 1st Lien Term Loan, 7.58% (LIBOR03M+500bps), 10/24/25, Callable 8/4/19 @ 101 (a)	4,378,000	4,246,660
Hub International, Ltd., 1st Lien Term Loan B, 5.59% (LIBOR03M+300bps), 4/25/25, Callable 8/4/19 @ 100 (a)	7,425,000	7,233,435
II-VI Inc, 1st Lien Term Loan, 5/8/26 (a) (b) (e)	5,000,000	4,921,900
Infor(US), Inc., 1st Lien Term Loan B6, 5.08% (LIBOR03M+275bps), 2/1/22, Callable 8/4/19 @ 100 (a)	8,514,882	8,487,549
Janus International Group LLC, 1st Lien Term Loan, 5.40% (LIBOR01M+300bps), 2/9/25, Callable 8/4/19 @ 100 (a)	2,962,500	2,932,875
Janus International Group LLC, 2nd Lien Term Loan, 10.15% (LIBOR01M+775bps), 2/9/26, Callable 8/4/19 @ 101 (a)	2,000,000	1,960,000
Kindred Healthcare LLC, 1st Lien Term Loan B, 7.44% (LIBOR01M+500bps), 7/2/25, Callable 8/4/19 @ 100 (a)	5,955,000	5,865,675
Leslie's Poolmart, Inc., Term Loan B, 5.98% (LIBOR02M+350bps), 8/16/23, Callable 8/4/19 @ 100 (a)	6,684,702	6,304,543
LifeScan Global Corp., 1st Lien Term Loan, 8.66% (LIBOR06M+600bps), 6/19/24, Callable 8/4/19 @ 101 (a)	3,474,000	3,308,985
LifeScan Global Corp., 2nd Lien Term Loan, 12.20% (LIBOR03M+950bps), 6/19/25, Callable 10/1/19 @ 102 (a)	2,250,000	2,036,250
Navicure, Inc., 1st Lien Term Loan, 6.15% (LIBOR01M+375bps), 11/1/24, Callable 8/4/19 @ 100 (a)	3,940,000	3,905,525
Navicure, Inc., 2nd Lien Term Loan, 9.90% (LIBOR01M+750bps), 11/1/25, Callable 8/4/19 @ 101 (a)	2,500,000	2,462,500
Navistar, Inc., 1st Lien Term Loan B, 5.91% (LIBOR01M+350bps), 11/2/24, Callable 8/4/19 @ 100 (a)	7,406,250	7,380,773
NCI Building Systems, Inc., 1st Lien Term Loan B, 6.35% (LIBOR03M+375bps), 4/14/25, Callable 8/4/19 @ 100 (a)	7,929,925	7,692,027
Ortho-Clinical Diagnostics SA, 1st Lien Term Loan B, 5.68% (LIBOR01M+325bps), 5/22/25, Callable 8/4/19 @ 100 (a)	3,669,657	3,524,412
Packaging Coordinators Midco, Inc., 2nd Lien Term Loan, 11.08% (LIBOR03M+875bps), 7/1/24, Callable 8/4/19 @ 100 (a)	4,250,000	4,228,750
Panther BF Aggregator 2 LP, 5.90% (LIBOR01M+350bps), 4/30/26, Callable 8/4/19 @ 101 (a)	7,000,000	6,943,160
Pluto Acquisition I, Inc., 7.38% (LIBOR01M+500bps), 6/18/26 (a) (b)	5,500,000	5,445,000
Precyse Acquisition Corp., 6.90% (LIBOR01M+450bps), 10/20/22, Callable 8/4/19 @ 100 (a)	6,723,018	6,344,848
Radiate Holdco LLC, 5.40% (LIBOR01M+300bps), 2/1/24, Callable 8/4/19 @ 100 (a)	7,820,000	7,629,818
Regionalcare Hospital Partners Holdings, Inc., 6.90% (LIBOR01M+450bps), 11/16/25, Callable 8/4/19 @ 101 (a)	6,467,500	6,424,750
Reynolds Group Holdings, Inc., 1st Lien Term Loan B, 5.15% (LIBOR01M+275bps), 2/5/23, Callable 8/4/19 @ 100 (a)	6,010,391	5,960,505
Robertshaw US Holding Corp., 1st Lien Term Loan, 5.94% (LIBOR01M+350bps), 2/15/25, Callable 8/4/19 @ 100 (a)	1,975,000	1,817,000
Robertshaw US Holding Corp., 2nd Lien Term Loan, 10.44% (LIBOR01M+800bps), 2/15/26, Callable 8/4/19 @ 101 (a)	4,000,000	3,430,000

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Scientific Games International, Inc., 1st Lien Term Loan B5, 5.15% (LIBOR01M+275bps), 8/14/24	$1,055,693	$1,038,834
Scientific Games International, Inc., 1st Lien Term Loan B5, 5.23% (LIBOR02M+275bps), 8/14/24, Callable 8/4/19 @ 100 (a)	4,384,272	4,314,255
SIWF Holdings, Inc., 6.65% (LIBOR01M+425bps), 5/27/25 (a)	3,960,000	3,920,400
SIWF Holdings, Inc., 10.90% (LIBOR01M+850bps), 5/26/26 (a)	1,500,000	1,425,000
Specialty Building Products Holdings LLC, 1st Lien Term Loan, 8.15% (LIBOR01M+575bps), 10/1/25, Callable 8/4/19 @ 101 (a)	6,982,500	6,930,131
Sprint Communications, Inc., 1st Lien Term Loan B, 4.94% (LIBOR01M+250bps), 2/2/24, Callable 8/4/19 @ 100 (a)	4,936,869	4,856,645
Sprint Communications, Inc., 1st Lien Term Loan B, 5.44% (LIBOR01M+300bps), 2/3/24, Callable 8/4/19 @ 100 (a)	8,457,500	8,370,303
SRS Distribution, Inc., 1st Lien Term Loan B, 5.65% (LIBOR01M+325bps), 5/19/25, Callable 8/4/19 @ 100 (a)	3,970,000	3,802,109
Station Casinos LLC, Term Loan B, 4.91% (LIBOR01M+250bps), 6/8/23, Callable 8/4/19 @ 100 (a)	7,649,292	7,609,670
Tailwind Smith Cooper Intermediate Corp., 7.33% (LIBOR03M+500bps), 5/28/26, Callable 8/4/19 @ 101 (a)	5,000,000	4,887,500
Tailwind Smith Cooper Intermediate Corp., 11.33% (LIBOR01M+900bps), 5/28/27, Callable 8/4/19 @ 102 (a)	3,000,000	2,842,500
Tecomet, Inc., 1st Lien Term Loan B, 5.91% (LIBOR01M+350bps), 4/18/24, Callable 8/4/19 @ 100 (a)	6,859,999	6,817,124
Telesat Canada, 4.83% (LIBOR03M+250bps), 11/17/23, Callable 8/4/19 @ 100 (a)	6,506,544	6,427,945
Tenneco, Inc., 1st Lien Term Loan B, 5.40% (LIBOR01M+300bps), 6/18/25, Callable 8/4/19 @ 100 (a)	6,467,500	5,961,418
Thor Industries, Inc., 1st Lien Term Loan B, 6.25% (LIBOR01M+375bps), 2/1/26, Callable 8/4/19 @ 101 (a)	4,780,070	4,705,406
Titan Acquisition, Ltd., 5.40% (LIBOR01M+300bps), 3/28/25, Callable 8/4/19 @ 100 (a)	4,917,551	4,689,425
Tribune Media Co., 1st Lien Term C, 5.40% (LIBOR01M+300bps), 1/27/24, Callable 8/4/19 @ 100 (a)	8,055,144	8,036,697
Univision Communications, 1st Lien Term Loan C5, 5.15% (LIBOR01M+275bps), 3/15/24, Callable 8/4/19 @ 100 (a)	6,547,508	6,226,288
US Lbm Borrower LLC, 6.15% (LIBOR01M+375bps), 8/20/22, Callable 8/4/19 @ 100 (a)	7,827,683	7,806,470
USI, Inc., 1st Lien Term Loan B, 5.33% (LIBOR03M+300bps), 5/16/24, Callable 8/4/19 @ 100 (a)	8,842,500	8,610,384
Utz Quality Foods LLC, 1st Lien Term Loan, 5.90% (LIBOR01M+350bps), 11/14/24, Callable 8/4/19 @ 100 (a)	4,979,785	4,923,763
Verscend Holding Corp., 6.90% (LIBOR01M+450bps), 8/10/25, Callable 8/4/19 @ 101 (a)	5,955,000	5,951,308
Vertex Aerospace Services Corp., 1st Lien Term Loan B, 6.90% (LIBOR01M+450bps), 6/16/25, Callable 8/4/19 @ 100 (a)	2,970,000	2,975,584
West Corp., 1st Lien Term Loan B1, 6.02% (LIBOR01M+350bps), 10/10/24, Callable 8/4/19 @ 100 (a)	6,930,000	6,358,275
WP CPP Holdings LLC, 1st Lien Term Loan B, 6.34% (LIBOR03M+375bps), 4/30/25, Callable 8/4/19 @ 100 (a)	3,970,000	3,960,075

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Principal Amount	Value
WP CPP Holdings LLC, 2nd Lien Term Loan, 10.34% (LIBOR03M+775bps), 4/30/26, Callable 8/4/19 @ 101 (a)	$2,000,000	$1,987,500
Wynn Resorts Ltd., 1st Lien Term Loan B, 4.69% (LIBOR01M+225bps), 10/30/24, Callable 8/4/19 @ 100 (a)	4,239,375	4,201,093
Total Senior Secured Loans (Cost $504,452,397)		493,684,421
Corporate Bonds (12.2%)
Communication Services (0.7%):
AMC Entertainment Holdings, Inc., 6.13%, 5/15/27, Callable 5/15/22 @ 103.06	5,000,000	4,469,000
Consumer Discretionary (3.2%):
Enterprise Development Authority/The, 12.00%, 7/15/24, Callable 7/15/21 @ 109 (c)	5,000,000	5,423,100
Golden Nugget, Inc., 8.75%, 10/1/25, Callable 10/1/20 @ 104.38 (c)	7,000,000	7,351,120
Scientific Games International, Inc., 8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (c)	6,000,000	6,288,420
		19,062,640
Financials (2.8%):
Compass Group Diversified Holdings LLC, 8.00%, 5/1/26, Callable 5/1/21 @ 104 (c) (d)	5,000,000	5,212,200
Eagle Holding Co. II LLC, 7.75%, 5/15/22, Callable 8/5/19 @ 101 (c)	5,000,000	5,066,750
LABL Escrow Issuer LLC, 10.50%, 7/15/27, Callable 7/15/22 @ 105.25 (b) (c)	6,500,000	6,515,080
		16,794,030
Health Care (2.6%):
BCPE Cycle Merger Sub II, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 105.31 (c)	4,200,000	4,272,156
Change Health/Finance, Inc., 5.75%, 3/1/25, Callable 3/1/20 @ 102.88 (c)	3,000,000	3,043,830
Endo Finance LLC, 6.00%, 2/1/25, Callable 2/1/20 @ 103 (c)	3,000,000	2,016,930
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/22, Callable 8/5/19 @ 100 (c) (d)	3,000,000	2,895,270
Polaris Intermediate Corp., 8.50%, 12/1/22, Callable 7/16/19 @ 104 (c) (d)	4,000,000	3,531,440
		15,759,626
Industrials (2.5%):
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 2/15/20 @ 105 (c) (d)	4,000,000	4,046,080
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 2/15/23, Callable 8/5/19 @ 102 (c)	4,000,000	3,591,800
SRS Distribution, Inc., 8.25%, 7/1/26, Callable 7/1/21 @ 104.13 (c) (d)	3,000,000	2,939,880
W/S Packaging Holdings, Inc., 9.00%, 4/15/23 (c) (d)	3,800,000	4,157,960
		14,735,720
Materials (0.4%):
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 4/15/21 @ 103.88 (c) (d)	2,500,000	2,259,050
Total Corporate Bonds (Cost $72,008,834)		73,080,066
Total Investments (Cost $576,461,231) — 94.7%		566,764,487
Other assets in excess of liabilities — 5.3%		31,525,499
NET ASSETS — 100.00%		$598,289,986

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

(a)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2019.

(b)  Security purchased on a when-issued basis.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2019, the fair value of these securities was $68,611,066 and amounted to 11.5% of net assets.

(d)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(e)  The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

bps — Basis points

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2019, based on the last reset date of the security

LIBOR01W — 1 Week US Dollar LIBOR, rate disclosed as of June 30, 2019, based on the last reset date of the security

LIBOR02M — 2 Month US Dollar LIBOR, rate disclosed as of June 30, 2019, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2019, based on the last reset date of the security

LIBOR06M — 6 Month US Dollar LIBOR, rate disclosed as of June 30, 2019, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

PRIME — U.S. Prime Rate

ULC — Unlimited Liability Co.

See notes to financial statements.

Victory Portfolios Victory Strategic Income Fund	Schedule of Portfolio Investments June 30, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (9.8%)
Ally Master Owner Trust, Series 2017-3, Class A1, 2.82% (LIBOR01M+43bps), 6/15/22 (a) (b)	$250,000	$250,328
AmeriCredit Automobile, Series 2017-3, Class A3, 1.90%, 3/18/22, Callable 10/18/21 @ 100 (b)	266,450	265,840
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, 6/7/49, Callable 6/5/22 @ 100 (c)	500,000	507,344
Capital Automotive REIT, Series 2016-A1, Class A, 4.55%, 2/15/46 (b) (c)	723,571	757,688
Chesapeake Funding II LLC, Series 2018-A1, Class A1, 3.04%, 4/15/30 (b) (c)	278,920	281,682
Focus Brands Funding LLC, Series 2017-1A, Class A2I, 3.86%, 4/30/47, Callable 4/30/20 @ 100 (b) (c)	980,000	985,581
Mercedes-Benz Master Owner Trust, Series 2017-BA, Class A, 2.81% (LIBOR01M+42bps), 5/16/22 (a) (c)	500,000	500,746
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46%, 3/15/22, Callable 11/15/20 @ 100 (b)	467,186	467,105
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06%, 4/20/22, Callable 12/20/20 @ 100 (b) (c)	500,000	499,365
Verizon Owner Trust, Series 2017-3A, Class B, 2.38%, 4/20/22, Callable 12/20/20 @ 100 (b) (c)	500,000	500,465
Total Asset Backed Securities (Cost $5,001,235)		5,016,144
Collateralized Mortgage Obligations (1.5%)
COMM Mortgage Trust, Series 2015-PC1, Class A5, 3.90%, 7/10/50 (b)	250,000	267,506
Four Times Square Trust, Series 2006-4TS, Class A, 5.40%, 12/13/28 (c)	470,059	487,408
Total Collateralized Mortgage Obligations (Cost $738,489)		754,914
Corporate Bonds (58.7%)
Communication Services (9.4%):
AT&T, Inc., 4.50%, 3/9/48, Callable 9/9/47 @ 100	250,000	255,188
Charter Communications Operating LLC/Capital, 4.20%, 3/15/28, Callable 12/15/27 @ 100 (b)	1,000,000	1,038,639
Comcast Corp. 4.15%, 10/15/28, Callable 7/15/28 @ 100 (b)	850,000	936,471
3.97%, 11/1/47, Callable 5/1/47 @ 100	300,000	314,280
Discovery Communications LLC, 3.95%, 3/20/28, Callable 12/20/27 @ 100	500,000	514,655
Verizon Communications, 4.33%, 9/21/28	500,000	553,774
Verizon Communications, Inc., 4.52%, 9/15/48 (b)	250,000	279,928
Vodafone Group PLC, 4.38%, 5/30/28 (b)	800,000	864,776
		4,757,711
Consumer Staples (8.7%):
Altria Group, Inc., 4.80%, 2/14/29, Callable 11/14/28 @ 100	1,000,000	1,078,300
Anheuser-Busch InBev Worldwide, Inc. 4.75%, 1/23/29, Callable 10/23/28 @ 100	1,500,000	1,700,880
5.55%, 1/23/49, Callable 7/23/48 @ 100	500,000	611,335
Bacardi, Ltd., 4.70%, 5/15/28, Callable 2/15/28 @ 100 (c)	250,000	267,258
ConAgra Brands, Inc., 5.40%, 11/1/48, Callable 5/1/48 @ 100	500,000	548,725
Constellation Brands, Inc., 4.10%, 2/15/48, Callable 8/15/47 @ 100	250,000	248,213
		4,454,711

See notes to financial statements.

Victory Portfolios Victory Strategic Income Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Energy (11.5%):
Anadarko Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100	$250,000	$280,628
Boardwalk Pipelines LP, 4.80%, 5/3/29, Callable 2/3/29 @ 100 (d)	500,000	522,005
Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100 (b)	300,000	310,635
Energy Transfer Partners, 6.00%, 6/15/48, Callable 12/15/47 @ 100 (b)	450,000	514,224
Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100	250,000	259,185
Marathon Petroleum Corp., 3.80%, 4/1/28, Callable 1/1/28 @ 100	500,000	508,695
MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100 (b)	1,000,000	1,060,409
Newfield Exploration Co., 5.38%, 1/1/26, Callable 10/1/25 @ 100	300,000	328,329
Noble Energy, Inc., 3.85%, 1/15/28, Callable 10/15/27 @ 100 (d)	250,000	254,943
Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100 (c)	200,000	206,632
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27, Callable 9/15/26 @ 100 (b)	1,000,000	1,096,889
Williams Partners LP, 4.00%, 11/15/21, Callable 8/15/21 @ 100 (b)	500,000	515,920
		5,858,494
Financials (13.9%):
Banco Santander SA, 3.13%, 2/23/23 (b)	750,000	761,130
Brighthouse Financial, Inc., 3.70%, 6/22/27, Callable 3/22/27 @ 100 (b)	800,000	760,432
Citigroup, Inc., 4.08% (LIBOR03M +119bps), 4/23/29, Callable 4/23/28 @ 100 (a) (b)	250,000	268,585
Credit Suisse Group AG, 3.87% (LIBOR03M +141bps), 1/12/29, Callable 1/12/28 @ 100 (a) (c)	500,000	514,755
E*TRADE Financial Corp., 4.50%, 6/20/28, Callable 3/20/28 @ 100 (b) (d)	250,000	264,733
Goldman Sachs Group, Inc. 3.20%, 2/23/23, Callable 1/23/23 @ 100 (b)	500,000	511,795
4.22% (LIBOR03M +130bps), 5/1/29, Callable 5/1/28 @ 100 (a) (b)	750,000	802,717
Jefferies GRP LLC / Capital, 4.85%, 1/15/27	500,000	517,305
John Deere Capital Corp., 3.65%, 10/12/23 (b) (d)	500,000	526,750
Morgan Stanley, 3.13%, 1/23/23 (b)	500,000	511,260
New York Life Insurance Co., 4.45%, 5/15/69, Callable 11/15/68 @ 100 (c)	100,000	110,308
NXP BV / NXP Funding LLC, 4.88%, 3/1/24, Callable 2/1/24 @ 100 (b) (c)	700,000	750,875
PartnerRe Finance B LLC, 3.70%, 7/2/29, Callable 4/2/29 @ 100	350,000	355,670
UBS Group Funding Switze, 4.25%, 3/23/28, Callable 3/23/27 @ 100 (c)	450,000	483,660
		7,139,975
Health Care (5.9%):
Becton Dickinson and Co., 3.36%, 6/6/24, Callable 4/6/24 @ 100 (b)	850,000	877,277
Celgene Corp., 3.90%, 2/20/28, Callable 11/20/27 @ 100 (d)	1,000,000	1,074,510
CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100 (b)	1,000,000	1,054,740
		3,006,527
Industrials (2.4%):
United Technologies Corp. 4.13%, 11/16/28, Callable 8/16/28 @ 100 (b)	350,000	384,307
3.75%, 11/1/46, Callable 5/1/46 @ 100	250,000	254,305
Waste Connections, Inc., 3.50%, 5/1/29, Callable 2/1/29 @ 100	600,000	624,126
		1,262,738
Information Technology (0.5%):
Fiserv, Inc., 3.50%, 7/1/29, Callable 4/1/29 @ 100 (b)	250,000	256,975

See notes to financial statements.

Victory Portfolios Victory Strategic Income Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Materials (3.9%):
DuPont de Nemours, Inc., 4.21%, 11/15/23, Callable 10/15/23 @ 100	$1,000,000	$1,070,810
LYB International Finance II BV, 3.50%, 3/2/27, Callable 12/2/26 @ 100 (b)	250,000	254,388
WRKCo, Inc., 4.90%, 3/15/29, Callable 12/15/28 @ 100 (d)	600,000	657,204
		1,982,402
Real Estate (1.0%):
Simon Property Group, LP, 3.75%, 2/1/24, Callable 11/1/23 @ 100	500,000	525,850
Utilities (1.5%):
Avangrid, Inc., 3.80%, 6/1/29, Callable 3/1/29 @ 100	750,000	784,800
Total Corporate Bonds (Cost $28,613,567)		30,030,183
Residential Mortgage Backed Securities (1.5%)
Bank of America Funding Corp., Series 2004-2, Class 1CB1, 5.75%, 9/20/34, Callable 4/20/24 @ 100 (b)	91,452	96,729
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 4.45%, 10/25/33, Callable 7/25/19 @ 100 (b) (e)	147,232	147,231
Countrywide Home Loans, Inc., Series 2004-5, Class 2A9, 5.25%, 5/25/34, Callable 7/25/19 @ 100 (b)	119,109	119,109
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1, 5.50%, 1/25/20, Callable 2/25/24 @ 100 (b)	3,457	2,993
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 7/25/19 @ 100 (b)	2,655	2,655
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 4.72%, 2/25/35, Callable 7/25/19 @ 100 (b) (e)	36,037	36,037
Prime Mortgage Trust, Series 2004-2, Class A2, 4.75%, 11/25/19, Callable 7/25/19 @ 100 (b)	2,672	2,672
Residential Funding Mortgage Securities I, Inc., Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 7/25/19 @ 100 (b)	1,801	1,801
Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A1, 4.96%, 12/25/34, Callable 7/25/19 @ 100 (b) (e)	80,099	80,099
Wells Fargo Mortgage Backed Securities Trust, Series 2004-W, Class A9, 4.85%, 11/25/34, Callable 7/25/19 @ 100 (b) (e)	68,536	68,536
Wells Fargo Mortgage Backed Securities Trust, Series 2004-R, Class 2A1, 4.73%, 9/25/34, Callable 7/25/19 @ 100 (b) (e)	68,500	68,500
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y, Class 3A1, 4.91%, 11/25/34, Callable 7/25/19 @ 100 (b) (e)	105,334	105,334
Wells Fargo Mortgage Backed Securities Trust, Series 2005-2, Class 2A1, 4.75%, 4/25/20, Callable 7/25/19 @ 100 (b)	2,381	2,381
Wells Fargo Mortgage Backed Securities Trust, Series 2005-6, Class A4, 5.50%, 8/25/35, Callable 7/25/19 @ 100 (b)	35,685	35,685
Total Residential Mortgage Backed Securities (Cost $771,563)		769,762
U.S. Government Mortgage Backed Agencies (0.3%)
Federal National Mortgage Association Series 2018-M1, Class A2, 3.09%, 12/25/27	65,000	67,461
3.50%, 7/1/43 (b)	91,365	94,553
		162,014
Total U.S. Government Mortgage Backed Agencies (Cost $155,680)		162,014

See notes to financial statements.

Victory Portfolios Victory Strategic Income Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Treasury Obligations (18.6%)
U.S. Treasury Bonds 2.75%, 11/15/47 (b)	$1,200,000	$1,252,500
3.00%, 2/15/48 (b)	140,000	153,344
U.S. Treasury Notes 2.25%, 3/31/20 (b)	400,000	400,672
2.13%, 5/31/21	1,000,000	1,006,836
2.38%, 1/31/23 (b)	805,000	822,987
2.63%, 2/28/23 (b)	460,000	474,555
2.88%, 11/30/23 (b)	3,500,000	3,667,890
2.50%, 1/31/25 (b)	1,650,000	1,711,101
Total U.S. Treasury Obligations (Cost $9,065,947)		9,489,885
Exchange-Traded Funds (8.3%)
iShares iBoxx High Yield Corporate Bond ETF (b)	23,900	2,083,602
SPDR Bloomberg Barclays High Yield Bond ETF (b)	19,999	2,178,691
Total Exchange-Traded Funds (Cost $4,243,078)		4,262,293
Collateral for Securities Loaned^ (5.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (f)	535,757	535,757
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (f)	690,116	690,116
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (f)	17,922	17,922
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (f)	294,627	294,627
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (f)	401,755	401,755
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (f)	624,975	624,975
Total Collateral for Securities Loaned (Cost $2,565,152)		2,565,152
Total Investments (Cost $51,154,711) — 103.7%		53,050,347
Liabilities in excess of other assets — (3.7)%		(1,876,861)
NET ASSETS — 100.00%		$51,173,486

^  Purchased with cash collateral from securities on loan.

(a)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2019.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2019, the fair value of these securities was $6,853,767 and amounted to 13.4% of net assets.

(d)  All or a portion of this security is on loan.

(e)  The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2019.

(f)  Rate disclosed is the daily yield on June 30, 2019.

bps — Basis points

ETF — Exchange-Traded Fund

See notes to financial statements.

Victory Portfolios Victory Strategic Income Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2019, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2019, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Future	20	9/30/19	$4,298,724	$4,303,592	$4,868
30-Year U.S. Treasury Bond Future	15	9/19/19	2,271,150	2,333,907	62,757
Ultra Long Term U.S. Treasury Bond Future	10	9/19/19	1,720,506	1,775,625	55,119
					$122,744

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Future	15	9/19/19	$1,885,960	$1,919,532	$(33,572)
10-Year U.S. Treasury Note Future	52	9/19/19	7,041,624	7,182,500	(140,876)
5-Year U.S. Treasury Note Future	25	9/30/19	2,948,161	2,953,908	(5,747)
					$(180,195)
	Total unrealized appreciation				$122,744
	Total unrealized depreciation				(180,195)
	Total net unrealized depreciation				$(57,451)

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities June 30, 2019

  (Unaudited)

	Victory INCORE Investment Quality Bond Fund	Victory INCORE Low Duration Bond Fund	Victory High Yield Fund
ASSETS:
Investments, at value (Cost $32,088,661, $277,645,163 and $165,458,018)	$32,735,664 (a)	$278,380,238 (b)	$166,656,715 (c)
Cash and cash equivalents	357,457	5,325,861	11,364,948
Deposits with brokers for futures contracts	224,132	1,606,319	—
Deposits with brokers for centrally cleared swap agreements	284,321	2,570,083	—
Interest and dividends receivable	190,411	1,507,639	1,894,233
Receivable for capital shares issued	46,137	124,109	431,935
Receivable for investments sold	783,375	5,938,490	10,586,232
Variation margin receivable on open swap agreements	2,349	20,136	—
Receivable from Adviser	29,759	55,774	25,139
Prepaid expenses	34,873	51,159	43,420
Total Assets	34,688,478	295,579,808	191,002,622
LIABILITIES:
Payables:
Collateral received on loaned securities	505,452	896,033	15,456,041
Distributions	1,849	87,753	213,667
Investments purchased	870,644	6,551,845	20,137,312
Capital shares redeemed	12,952	617,025	282,649
Variation margin payable on open futures contracts	216	24,220	—
Accrued expenses and other payables:
Investment advisory fees	13,560	106,040	68,160
Administration fees	1,660	14,376	7,047
Custodian fees	946	3,531	2,614
Transfer agent fees	7,798	53,677	—
Chief Compliance Officer fees	21	199	77
Trustees' fees	—	30	—
12b-1 fees	4,391	26,264	15,193
Other accrued expenses	9,800	29,866	6,924
Total Liabilities	1,429,289	8,410,859	36,189,684
NET ASSETS:
Capital	33,608,404	318,747,198	161,537,553
Total distributable earnings/(loss)	(349,215)	(31,578,249)	(6,724,615)
Net Assets	$33,259,189	$287,168,949	$154,812,938
Net Assets
Class A Shares	$23,488,411	$69,533,857	$30,879,870
Class C Shares	3,217,513	45,593,260	20,163,985
Class R Shares	3,321,232	1,381,677	18,405,564
Class Y Shares	3,232,033	170,660,155	85,363,519
Total	$33,259,189	$287,168,949	$154,812,938
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	2,449,253	6,963,687	4,688,544
Class C Shares	335,731	4,568,608	3,055,006
Class R Shares	345,493	138,396	2,787,154
Class Y Shares	337,381	17,083,857	13,026,629
Total	3,467,858	28,754,548	23,557,333
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$9.59	$9.99	$6.59
Class C Shares (d)	9.58	9.98	6.60
Class R Shares	9.61	9.98	6.60
Class Y Shares	9.58	9.99	6.55
Maximum Sales Charge — Class A Shares	2.00%	2.00%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$9.79	$10.19	$6.72

(a)  Includes $492,224 of securities on loan.

(b)  Includes $871,253 of securities on loan.

(c)  Includes $14,936,633 of securities on loan.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities June 30, 2019

  (Unaudited)

	Victory Tax-Exempt Fund	Victory High Income Municipal Bond Fund	Victory Floating Rate Fund
ASSETS:
Investments, at value (Cost $64,003,582, $43,121,817 and $576,461,231)	$67,778,956	$44,814,786	$566,764,487
Cash and cash equivalents	179,061	94,512	31,143,135
Interest and dividends receivable	712,325	536,834	2,879,329
Receivable for capital shares issued	86,927	15,156	561,699
Receivable for investments sold	1,591,205	—	22,736,261
Receivable from Adviser	30,819	28,626	211,677
Prepaid expenses	27,803	18,161	30,144
Total Assets	70,407,096	45,508,075	624,326,732
LIABILITIES:
Payables:
Distributions	11,910	12,526	417,973
Affiliated interfund lending	221,000	—	—
Investments purchased	1,591,205	—	20,851,267
Capital shares redeemed	289,113	113,954	4,131,427
Accrued expenses and other payables:
Investment advisory fees	28,355	18,720	321,537
Administration fees	3,475	2,291	30,198
Custodian fees	845	213	32,187
Transfer agent fees	7,468	2,023	84,735
Chief Compliance Officer fees	45	30	370
Trustees' fees	—	—	408
12b-1 fees	9,103	8,125	84,723
Other accrued expenses	10,426	8,836	81,921
Total Liabilities	2,172,945	166,718	26,036,746
NET ASSETS:
Capital	64,103,464	43,538,008	776,368,646
Total distributable earnings/(loss)	4,130,687	1,803,349	(178,078,660)
Net Assets	$68,234,151	$45,341,357	$598,289,986
Net Assets
Class A Shares	$33,647,941	$19,326,279	$150,446,971
Class C Shares	13,608,280	14,955,568	167,230,817
Class R Shares	—	—	572,139
Class Y Shares	20,977,930	11,059,510	280,040,059
Total	$68,234,151	$45,341,357	$598,289,986
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	3,424,131	1,800,957	16,017,099
Class C Shares	1,385,335	1,393,522	17,790,524
Class R Shares	—	—	60,921
Class Y Shares	2,135,812	1,030,433	29,795,646
Total	6,945,278	4,224,912	63,664,190
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$9.83	$10.73	$9.39
Class C Shares (a)	9.82	10.73	9.40
Class R Shares	—	—	9.39
Class Y Shares	9.82	10.73	9.40
Maximum Sales Charge — Class A Shares	2.00%	2.00%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$10.03	$10.95	$9.58

(a)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statement of Assets and Liabilities June 30, 2019

  (Unaudited)

	Victory Strategic Income Fund
ASSETS:
Investments, at value (Cost $51,154,711)	$53,050,347	(a)
Cash and cash equivalents	296,443
Deposits with brokers for futures contracts	139,960
Interest and dividends receivable	390,643
Receivable for capital shares issued	3,091
Receivable from Adviser	24,136
Prepaid expenses	22,006
Total Assets	53,926,626
LIABILITIES:
Payables:
Collateral received on loaned securities	2,565,152
Distributions	103,896
Capital shares redeemed	27,874
Variation margin payable on open futures contracts	6,626
Accrued expenses and other payables:
Investment advisory fees	25,009
Administration fees	2,552
Custodian fees	2,260
Transfer agent fees	2,176
Chief Compliance Officer fees	31
12b-1 fees	7,960
Other accrued expenses	9,604
Total Liabilities	2,753,140
NET ASSETS:
Capital	51,013,625
Total distributable earnings/(loss)	159,861
Net Assets	$51,173,486
Net Assets
Class A Shares	$33,887,682
Class C Shares	9,564,532
Class R Shares	2,835,393
Class Y Shares	4,885,879
Total	$51,173,486
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	3,302,004
Class C Shares	927,885
Class R Shares	274,853
Class Y Shares	478,780
Total	4,983,522
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$10.26
Class C Shares (b)	10.31
Class R Shares	10.32
Class Y Shares	10.20
Maximum Sales Charge — Class A Shares	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$10.47

(a)  Includes $2,496,876 of securities on loan.

(b)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2019

  (Unaudited)

	Victory INCORE Investment Quality Bond Fund	Victory INCORE Low Duration Bond Fund	Victory High Yield Fund
Investment Income:
Dividends	$—	$—	$18,420
Interest	526,956	4,344,671	3,860,174
Securities lending (net of fees)	156	992	42,890
Total Income	527,112	4,345,663	3,921,484
Expenses:
Investment advisory fees	82,723	686,492	345,855
Administration fees	10,455	96,442	36,385
12b-1 fees — Class A Shares	29,219	104,046	33,245
12b-1 fees — Class C Shares	16,934	278,687	100,420
12b-1 fees — Class R Shares	7,951	3,598	45,655
Custodian fees	4,125	10,309	11,038
Transfer agent fees	2,217	23,592	2,503
Transfer agent fees — Class A Shares	19,889	46,330	9,284
Transfer agent fees — Class C Shares	2,148	29,681	2,939
Transfer agent fees — Class R Shares	3,337	1,208	2,516
Transfer agent fees — Class Y Shares	1,896	97,458	16,889
Trustees' fees	1,527	13,933	4,418
Chief Compliance Officer fees	136	1,287	426
Legal and audit fees	6,674	17,967	9,878
State registration and filing fees	27,828	32,071	29,684
Interfund lending fees	—	24	—
Other expenses	8,611	27,243	10,734
Total Expenses	225,670	1,470,368	661,869
Expenses waived/reimbursed by Adviser	(59,486)	(147,124)	(43,683)
Net Expenses	166,184	1,323,244	618,186
Net Investment Income (Loss)	360,928	3,022,419	3,303,298
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	400,740	306,621	181,242
Net realized gains (losses) from futures contracts	(100,609)	462,695	—
Net realized gains (losses) from swap agreements	(331,102)	(3,124,490)	—
Net change in unrealized appreciation/depreciation on investment securities	943,133	4,485,212	5,808,829
Net change in unrealized appreciation/depreciation on futures contracts	73,723	(271,198)	—
Net change in unrealized appreciation/depreciation on swap agreements	211,527	2,168,929	—
Net realized/unrealized gains (losses) on investments	1,197,412	4,027,769	5,990,071
Change in net assets resulting from operations	$1,558,340	$7,050,188	$9,293,369

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2019

  (Unaudited)

	Victory Tax-Exempt Fund	Victory High Income Municipal Bond Fund	Victory Floating Rate Fund
Investment Income:
Interest	$1,247,457	$946,360	$21,311,770
Total Income	1,247,457	946,360	21,311,770
Expenses:
Investment advisory fees	170,035	114,181	1,989,760
Administration fees	21,488	14,432	193,453
12b-1 fees — Class A Shares	38,368	20,756	155,876
12b-1 fees — Class C Shares	83,706	88,384	1,014,929
12b-1 fees — Class R Shares	—	—	1,573
Custodian fees	1,917	1,782	110,377
Transfer agent fees	5,235	4,252	31,907
Transfer agent fees — Class A Shares	10,758	5,828	53,741
Transfer agent fees — Class C Shares	7,182	5,993	99,301
Transfer agent fees — Class R Shares	—	—	475
Transfer agent fees — Class Y Shares	11,057	3,728	128,620
Trustees' fees	3,042	2,115	27,147
Chief Compliance Officer fees	278	190	2,511
Legal and audit fees	7,195	6,392	48,109
State registration and filing fees	21,915	20,865	36,492
Line of credit fees	32	—	—
Interfund lending fees	78	11	283
Other expenses	7,543	6,624	86,430
Total Expenses	389,829	295,533	3,980,984
Expenses waived/reimbursed by Adviser	(62,117)	(58,004)	(419,504)
Net Expenses	327,712	237,529	3,561,480
Net Investment Income (Loss)	919,745	708,831	17,750,290
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	653,410	363,212	(1,417,712)
Net change in unrealized appreciation/depreciation on investment securities	2,128,245	1,231,837	19,114,488
Net realized/unrealized gains (losses) on investments	2,781,655	1,595,049	17,696,776
Change in net assets resulting from operations	$3,701,400	$2,303,880	$35,447,066

See notes to financial statements.

Victory Portfolios	Statement of Operations For the Six Months Ended June 30, 2019

  (Unaudited)

Victory Strategic Income Fund
Investment Income:
Dividends	$36,994
Interest	933,031
Securities lending (net of fees)	2,590
Total Income	972,615
Expenses:
Investment advisory fees	149,118
Administration fees	15,704
12b-1 fees — Class A Shares	40,540
12b-1 fees — Class C Shares	49,064
12b-1 fees — Class R Shares	6,854
Custodian fees	6,852
Transfer agent fees	2,167
Transfer agent fees — Class A Shares	4,372
Transfer agent fees — Class C Shares	3,467
Transfer agent fees — Class R Shares	304
Transfer agent fees — Class Y Shares	1,285
Trustees' fees	2,211
Chief Compliance Officer fees	201
Legal and audit fees	7,814
State registration and filing fees	26,842
Other expenses	7,431
Total Expenses	324,226
Expenses waived/reimbursed by Adviser	(48,950)
Net Expenses	275,276
Net Investment Income (Loss)	697,339
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	305,834
Net realized gains (losses) from futures contracts	152,815
Net change in unrealized appreciation/depreciation on investment securities	2,445,730
Net change in unrealized appreciation/depreciation on futures contracts	(251,525)
Net realized/unrealized gains (losses) on investments	2,652,854
Change in net assets resulting from operations	$3,350,193

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets
	Victory INCORE Investment Quality Bond Fund		Victory INCORE Low Duration Bond Fund		Victory High Yield Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$360,928	$845,565	$3,022,419	$6,485,110	$3,303,298	$4,157,311
Net realized gains (losses) from investments	(30,971)	(885,327)	(2,355,174)	(851,374)	181,242	762,754
Net change in unrealized appreciation/ depreciation on investments	1,228,383	(528,601)	6,382,943	(2,879,432)	5,808,829	(5,292,005)
Change in net assets resulting from operations	1,558,340	(568,363)	7,050,188	2,754,304	9,293,369	(371,940)
Distributions to Shareholders:
Class A Shares	(284,906)	(736,699)	(888,946)	(2,446,294)	(772,294)	(1,373,046)
Class C Shares	(26,134)	(80,797)	(380,485)	(961,618)	(510,460)	(1,141,547)
Class R Shares	(32,123)	(85,278)	(12,393)	(29,001)	(497,664)	(1,084,151)
Class Y Shares	(42,278)	(107,033)	(1,953,350)	(4,911,061)	(1,534,016)	(613,768)
Change in net assets resulting from distributions to shareholders	(385,441)	(1,009,807)	(3,235,174)	(8,347,974)	(3,314,434)	(4,212,512)
Change in net assets resulting from capital transactions	(2,053,890)	(10,074,855)	(56,547,082)	(160,010,798)	66,949,547	17,874,778
Change in net assets	(880,991)	(11,653,025)	(52,732,068)	(165,604,468)	72,928,482	13,290,326
Net Assets:
Beginning of period	34,140,180	45,793,205	339,901,017	505,505,485	81,884,456	68,594,130
End of period	$33,259,189	$34,140,180	$287,168,949	$339,901,017	$154,812,938	$81,884,456

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory INCORE Investment Quality Bond Fund		Victory INCORE Low Duration Bond Fund		Victory High Yield Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$1,042,601	$2,431,100	$20,964,548	$30,744,375	$7,192,454	$8,578,195
Distributions reinvested	279,122	708,767	821,759	2,128,032	498,385	837,993
Cost of shares redeemed	(2,712,826)	(9,305,764)	(49,436,102)	(84,318,228)	(2,125,414)	(6,155,194)
Total Class A Shares	$(1,391,103)	$(6,165,897)	$(27,649,795)	$(51,445,821)	$5,565,425	$3,260,994
Class C Shares
Proceeds from shares issued	$63,335	$115,170	$497,765	$5,049,809	$878,092	$467,260
Distributions reinvested	21,996	70,118	320,247	815,577	123,911	318,084
Cost of shares redeemed	(617,732)	(2,479,459)	(18,023,207)	(25,622,129)	(1,471,824)	(2,448,114)
Total Class C Shares	$(532,401)	$(2,294,171)	$(17,205,195)	$(19,756,743)	$(469,821)	$(1,662,770)
Class R Shares
Proceeds from shares issued	$116,143	$381,014	$74,995	$720,436	$135,813	$493,060
Distributions reinvested	32,079	84,899	11,665	27,842	55,197	147,473
Cost of shares redeemed	(133,862)	(1,072,079)	(277,163)	(1,248,707)	(470,092)	(1,182,114)
Total Class R Shares	$14,360	$(606,166)	$(190,503)	$(500,429)	$(279,082)	$(541,581)
Class Y Shares
Proceeds from shares issued	$223,638	$669,922	$47,762,599	$89,186,215	$72,685,536	$21,430,313
Distributions reinvested	41,151	102,539	1,604,136	4,002,004	1,366,384	485,679
Cost of shares redeemed	(409,535)	(1,781,082)	(60,868,324)	(181,496,024)	(11,918,895)	(5,097,857)
Total Class Y Shares	$(144,746)	$(1,008,621)	$(11,501,589)	$(88,307,805)	$62,133,025	$16,818,135
Change in net assets resulting from capital transactions	$(2,053,890)	$(10,074,855)	$(56,547,082)	$(160,010,798)	$66,949,547	$17,874,778

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory INCORE Investment Quality Bond Fund		Victory INCORE Low Duration Bond Fund		Victory High Yield Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	111,656	259,560	2,116,285	3,106,607	1,102,537	1,324,722
Reinvested	29,721	76,253	82,913	214,752	76,439	129,433
Redeemed	(290,627)	(1,001,548)	(4,995,022)	(8,500,863)	(328,090)	(946,378)
Total Class A Shares	(149,250)	(665,735)	(2,795,824)	(5,179,504)	850,886	507,777
Class C Shares
Issued	6,670	12,218	50,363	511,435	134,708	71,687
Reinvested	2,345	7,545	32,325	82,367	18,972	48,947
Redeemed	(66,217)	(266,190)	(1,817,852)	(2,586,154)	(225,743)	(377,563)
Total Class C Shares	(57,202)	(246,427)	(1,735,164)	(1,992,352)	(72,063)	(256,929)
Class R Shares
Issued	12,413	40,562	7,573	72,503	20,917	75,414
Reinvested	3,406	9,118	1,177	2,811	8,449	22,696
Redeemed	(14,389)	(115,435)	(28,011)	(125,706)	(72,126)	(184,892)
Total Class R Shares	1,430	(65,755)	(19,261)	(50,392)	(42,760)	(86,782)
Class Y Shares
Issued	23,976	71,550	4,816,234	9,003,632	11,232,462	3,334,887
Reinvested	4,386	11,041	161,759	403,649	210,290	75,911
Redeemed	(44,065)	(190,915)	(6,151,712)	(18,291,525)	(1,829,025)	(795,040)
Total Class Y Shares	(15,703)	(108,324)	(1,173,719)	(8,884,244)	9,613,727	2,615,758
Change in Shares	(220,725)	(1,086,241)	(5,723,968)	(16,106,492)	10,349,790	2,779,824

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets
	Victory Tax-Exempt Fund		Victory High Income Municipal Bond Fund		Victory Floating Rate Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$919,745	$2,744,685	$708,831	$2,264,029	$17,750,290	$34,678,316
Net realized gains (losses) from investments	653,410	441,470	363,212	825,294	(1,417,712)	(2,188,784)
Net change in unrealized appreciation/ depreciation on investments	2,128,245	(2,948,214)	1,231,837	(3,343,476)	19,114,488	(29,992,718)
Change in net assets resulting from operations	3,701,400	237,941	2,303,880	(254,153)	35,447,066	2,496,814
Distributions to Shareholders:
Class A Shares	(544,707)	(1,674,030)	(320,665)	(833,535)	(3,729,307)	(7,767,897)
Class C Shares	(230,476)	(927,398)	(273,357)	(737,053)	(5,222,419)	(11,211,612)
Class R Shares	—	—	—	—	(16,989)	(34,879)
Class Y Shares	(376,660)	(1,215,244)	(233,071)	(693,477)	(8,783,837)	(15,978,424)
Change in net assets resulting from distributions to shareholders	(1,151,843)	(3,816,672)	(827,093)	(2,264,065)	(17,752,552)	(34,992,812)
Change in net assets resulting from capital transactions	(2,554,390)	(19,692,166)	(3,583,016)	(27,903,721)	(31,799,746)	(45,765,231)
Change in net assets	(4,833)	(23,270,897)	(2,106,229)	(30,421,939)	(14,105,232)	(78,261,229)
Net Assets:
Beginning of period	68,238,984	91,509,881	47,447,586	77,869,525	612,395,218	690,656,447
End of period	$68,234,151	$68,238,984	$45,341,357	$47,447,586	$598,289,986	$612,395,218

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory Tax-Exempt Fund		Victory High Income Municipal Bond Fund		Victory Floating Rate Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$3,438,912	$3,746,017	$3,666,499	$1,462,753	$42,764,582	$45,834,320
Distributions reinvested	518,756	1,587,635	283,764	744,985	3,253,513	6,719,663
Cost of shares redeemed	(1,441,034)	(11,426,401)	(1,632,605)	(10,719,172)	(17,587,193)	(75,051,508)
Total Class A Shares	$2,516,634	$(6,092,749)	$2,317,658	$(8,511,434)	$28,430,902	$(22,497,525)
Class C Shares
Proceeds from shares issued	$139,058	$479,938	$207,886	$599,566	$3,929,961	$19,574,341
Distributions reinvested	193,921	767,834	240,755	647,618	4,415,858	9,501,754
Cost of shares redeemed	(5,348,333)	(8,753,995)	(5,356,640)	(6,270,846)	(58,780,230)	(71,921,531)
Total Class C Shares	$(5,015,354)	$(7,506,223)	$(4,907,999)	$(5,023,662)	$(50,434,411)	$(42,845,436)
Class R Shares
Proceeds from shares issued	$—	$—	$—	$—	$94,689	$218,439
Distributions reinvested	—	—	—	—	12,094	25,934
Cost of shares redeemed	—	—	—	—	(269,901)	(408,718)
Total Class R Shares	$—	$—	$—	$—	$(163,118)	$(164,345)
Class Y Shares
Proceeds from shares issued	$1,502,557	$4,360,518	$489,345	$1,879,873	$51,998,577	$133,354,896
Distributions reinvested	365,914	1,153,505	225,391	657,063	7,477,200	13,787,041
Cost of shares redeemed	(1,924,141)	(11,607,217)	(1,707,411)	(16,905,561)	(69,108,896)	(127,399,862)
Total Class Y Shares	$(55,670)	$(6,093,194)	$(992,675)	$(14,368,625)	$(9,633,119)	$19,742,075
Change in net assets resulting from capital transactions	$(2,554,390)	$(19,692,166)	$(3,583,016)	$(27,903,721)	$(31,799,746)	$(45,765,231)

(continues on next page)
See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory Tax-Exempt Fund		Victory High Income Municipal Bond Fund		Victory Floating Rate Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	352,109	392,511	343,584	138,669	4,541,791	4,791,356
Reinvested	53,628	165,480	26,803	70,896	346,197	705,288
Redeemed	(149,143)	(1,182,655)	(155,683)	(1,018,059)	(1,869,473)	(7,916,526)
Total Class A Shares	256,594	(624,664)	214,704	(808,494)	3,018,515	(2,419,882)
Class C Shares
Issued	14,261	49,729	19,580	57,162	418,291	2,060,999
Reinvested	20,074	80,097	22,776	61,664	469,610	996,600
Redeemed	(549,112)	(907,537)	(504,441)	(597,211)	(6,244,448)	(7,539,753)
Total Class C Shares	(514,777)	(777,711)	(462,085)	(478,385)	(5,356,547)	(4,482,154)
Class R Shares
Issued	—	—	—	—	10,108	22,917
Reinvested	—	—	—	—	1,288	2,724
Redeemed	—	—	—	—	(28,854)	(42,619)
Total Class R Shares	—	—	—	—	(17,458)	(16,978)
Class Y Shares
Issued	156,277	453,041	46,743	178,749	5,533,764	14,061,221
Reinvested	37,846	120,245	21,306	62,531	795,275	1,447,068
Redeemed	(198,955)	(1,201,743)	(161,788)	(1,607,188)	(7,351,473)	(13,431,987)
Total Class Y Shares	(4,832)	(628,457)	(93,739)	(1,365,908)	(1,022,434)	2,076,302
Change in Shares	(263,015)	(2,030,832)	(341,120)	(2,652,787)	(3,377,924)	(4,842,712)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets
	Victory Strategic Income Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$697,339	$1,727,890
Net realized gains (losses) from investments	458,649	(1,587,023)
Net change in unrealized appreciation/depreciation on investments	2,194,205	(630,096)
Change in net assets resulting from operations	3,350,193	(489,229)
Distributions to Shareholders:
Class A Shares	(508,118)	(1,129,828)
Class C Shares	(115,701)	(288,258)
Class R Shares	(37,565)	(83,778)
Class Y Shares	(79,202)	(191,276)
Change in net assets resulting from distributions to shareholders	(740,586)	(1,693,140)
Change in net assets resulting from capital transactions	(1,269,431)	(7,720,233)
Change in net assets	1,340,176	(9,902,602)
Net Assets:
Beginning of period	49,833,310	59,735,912
End of period	$51,173,486	$49,833,310

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory Strategic Income Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$658,354	$675,278
Distributions reinvested	78,140	198,500
Cost of shares redeemed	(610,080)	(2,400,693)
Total Class A Shares	$126,414	$(1,526,915)
Class C Shares
Proceeds from shares issued	$189,496	$1,070,368
Distributions reinvested	87,229	226,185
Cost of shares redeemed	(1,442,069)	(2,276,130)
Total Class C Shares	$(1,165,344)	$(979,577)
Class R Shares
Proceeds from shares issued	$5,419	$9,743
Distributions reinvested	4,941	13,196
Cost of shares redeemed	(80,368)	(73,239)
Total Class R Shares	$(70,008)	$(50,300)
Class Y Shares
Proceeds from shares issued	$158,184	$412,952
Distributions reinvested	38,514	103,535
Cost of shares redeemed	(357,191)	(5,679,928)
Total Class Y Shares	$(160,493)	$(5,163,441)
Change in net assets resulting from capital transactions	$(1,269,431)	$(7,720,233)
Share Transactions:
Class A Shares
Issued	65,318	67,828
Reinvested	7,803	20,169
Redeemed	(61,117)	(244,021)
Total Class A Shares	12,004	(156,024)
Class C Shares
Issued	19,089	106,921
Reinvested	8,670	22,876
Redeemed	(144,119)	(230,950)
Total Class C Shares	(116,360)	(101,153)
Class R Shares
Issued	542	982
Reinvested	491	1,334
Redeemed	(8,111)	(7,448)
Total Class R Shares	(7,078)	(5,132)
Class Y Shares
Issued	15,846	42,123
Reinvested	3,869	10,562
Redeemed	(36,174)	(566,546)
Total Class Y Shares	(16,459)	(513,861)
Change in Shares	(127,893)	(776,170)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory INCORE Investment Quality Bond Fund
Class A
Six Months Ended 6/30/19 (unaudited)	$9.26	0.11	0.33	0.44	(0.11)	—
Year Ended 12/31/18	$9.59	0.21	(0.29)	(0.08)	(0.25)	—
Year Ended 12/31/17	$9.48	0.18	0.16	0.34	(0.23)	—
Year Ended 12/31/16	$9.57	0.22	0.16	0.38	(0.23)	(0.24)
Year Ended 12/31/15	$10.16	0.31	(0.38)	(0.07)	(0.30)	(0.22)
Year Ended 12/31/14	$10.01	0.30	0.26	0.56	(0.30)	(0.11)
Class C
Six Months Ended 6/30/19 (unaudited)	$9.25	0.07	0.33	0.40	(0.07)	—
Year Ended 12/31/18	$9.58	0.13	(0.29)	(0.16)	(0.17)	—
Year Ended 12/31/17	$9.47	0.10	0.16	0.26	(0.15)	—
Year Ended 12/31/16	$9.56	0.14	0.16	0.30	(0.15)	(0.24)
Year Ended 12/31/15	$10.16	0.22	(0.38)	(0.16)	(0.22)	(0.22)
Year Ended 12/31/14	$10.01	0.22	0.26	0.48	(0.22)	(0.11)
Class R
Six Months Ended 6/30/19 (unaudited)	$9.28	0.09	0.33	0.42	(0.09)	—
Year Ended 12/31/18	$9.61	0.18	(0.30)	(0.12)	(0.21)	—
Year Ended 12/31/17	$9.50	0.14	0.16	0.30	(0.19)	—
Year Ended 12/31/16	$9.58	0.19	0.17	0.36	(0.20)	(0.24)
Year Ended 12/31/15	$10.18	0.27	(0.39)	(0.12)	(0.26)	(0.22)
Year Ended 12/31/14	$10.02	0.26	0.27	0.53	(0.26)	(0.11)
Class Y
Six Months Ended 6/30/19 (unaudited)	$9.25	0.12	0.33	0.45	(0.12)	—
Year Ended 12/31/18	$9.58	0.23	(0.29)	(0.06)	(0.27)	—
Year Ended 12/31/17	$9.47	0.20	0.16	0.36	(0.25)	—
Year Ended 12/31/16	$9.56	0.25	0.16	0.41	(0.26)	(0.24)
Year Ended 12/31/15	$10.17	0.32	(0.39)	(0.07)	(0.32)	(0.22)
Year Ended 12/31/14	$10.02	0.33	0.26	0.59	(0.33)	(0.11)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory INCORE Investment Quality Bond Fund
Class A
Six Months Ended 6/30/19 (unaudited)	(0.11)	$9.59	4.82%	0.90%	2.29%	1.20%	$23,488	56%
Year Ended 12/31/18	(0.25)	$9.26	(0.80)%	0.90%	2.27%	1.13%	$24,049	115%
Year Ended 12/31/17	(0.23)	$9.59	3.62%	0.90%	1.86%	1.07%	$31,306	70%
Year Ended 12/31/16	(0.47)	$9.48	4.01%	0.90%	2.29%	1.14%	$40,510	148%
Year Ended 12/31/15	(0.52)	$9.57	(0.74)%	0.90%	3.06%	1.07%	$51,747	73%
Year Ended 12/31/14	(0.41)	$10.16	5.67%	0.88%	2.98%	1.05%	$73,618	51%
Class C
Six Months Ended 6/30/19 (unaudited)	(0.07)	$9.58	4.37%	1.77%	1.42%	2.20%	$3,218	56%
Year Ended 12/31/18	(0.17)	$9.25	(1.66)%	1.77%	1.42%	2.10%	$3,634	115%
Year Ended 12/31/17	(0.15)	$9.58	2.74%	1.77%	0.99%	1.91%	$6,127	70%
Year Ended 12/31/16	(0.39)	$9.47	3.11%	1.77%	1.42%	1.92%	$8,915	148%
Year Ended 12/31/15	(0.44)	$9.56	(1.70)%	1.77%	2.19%	1.85%	$10,510	73%
Year Ended 12/31/14	(0.33)	$10.16	4.81%	1.71%	2.16%	1.88%	$15,377	51%
Class R
Six Months Ended 6/30/19 (unaudited)	(0.09)	$9.61	4.59%	1.30%	1.88%	1.84%	$3,321	56%
Year Ended 12/31/18	(0.21)	$9.28	(1.20)%	1.30%	1.88%	1.69%	$3,192	115%
Year Ended 12/31/17	(0.19)	$9.61	3.16%	1.30%	1.44%	1.65%	$3,940	70%
Year Ended 12/31/16	(0.44)	$9.50	3.71%	1.30%	1.90%	1.44%	$4,477	148%
Year Ended 12/31/15	(0.48)	$9.58	(1.24)%	1.30%	2.65%	1.45%	$5,568	73%
Year Ended 12/31/14	(0.37)	$10.18	5.36%	1.28%	2.57%	1.46%	$7,821	51%
Class Y
Six Months Ended 6/30/19 (unaudited)	(0.12)	$9.58	4.95%	0.66%	2.53%	1.22%	$3,232	56%
Year Ended 12/31/18	(0.27)	$9.25	(0.56)%	0.66%	2.51%	1.12%	$3,265	115%
Year Ended 12/31/17	(0.25)	$9.58	3.87%	0.66%	2.09%	0.98%	$4,421	70%
Year Ended 12/31/16	(0.50)	$9.47	4.26%	0.66%	2.53%	0.94%	$6,133	148%
Year Ended 12/31/15	(0.54)	$9.56	(0.73)%	0.66%	3.19%	0.86%	$5,557	73%
Year Ended 12/31/14	(0.44)	$10.17	5.91%	0.66%	3.20%	0.78%	$33,519	51%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities		Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders
Victory INCORE Low Duration Bond Fund
Class A
Six Months Ended 6/30/19 (unaudited)	$9.86	0.10	0.13	0.23		(0.10)	—	(0.10)
Year Ended 12/31/18	$9.99	0.16	(0.08)	0.08		(0.21)	—	(0.21)
Year Ended 12/31/17	$10.03	0.12	0.02	0.14		(0.18)	—	(0.18)
Year Ended 12/31/16	$9.95	0.12	0.06	0.18		(0.10)	—	(0.10)
Year Ended 12/31/15	$10.03	0.14	(0.09)	0.05		(0.13)	—	(0.13)
Year Ended 12/31/14	$10.13	0.18	(0.10)	0.08		(0.18)	—	(0.18)
Class C
Six Months Ended 6/30/19 (unaudited)	$9.85	0.06	0.14	0.20		(0.07)	—	(0.07)
Year Ended 12/31/18	$9.99	0.09	(0.09)	—	(f)	(0.14)	—	(0.14)
Year Ended 12/31/17	$10.02	0.04	0.03	0.07		(0.10)	—	(0.10)
Year Ended 12/31/16	$9.95	0.04	0.05	0.09		(0.02)	—	(0.02)
Year Ended 12/31/15	$10.03	0.06	(0.08)	(0.02)		(0.06)	—	(0.06)
Year Ended 12/31/14	$10.13	0.10	(0.10)	—	(f)	(0.10)	—	(0.10)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Amount is less than $0.005 per share.

(g)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 8)

(h)  Amount is less than 0.005%.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

						Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net (See Note 8)		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory INCORE Low Duration Bond Fund
Class A
Six Months Ended 6/30/19 (unaudited)	—		$9.99	2.30%		0.85%	2.02%	0.96%	$69,534	16%
Year Ended 12/31/18	—		$9.86	0.73%		0.85%	1.66%	0.90%	$96,210	45%
Year Ended 12/31/17	—		$9.99	1.47%		0.85%	1.21%	0.90%	$149,287	62%
Year Ended 12/31/16	—	(f)	$10.03	1.80	%(g)	0.85%	1.21%	0.89%	$214,825	49%
Year Ended 12/31/15	—		$9.95	0.52%		0.84%	1.38%	0.85%	$314,347	36%
Year Ended 12/31/14	—		$10.03	0.74%		0.90%	1.75%	0.90%	$373,706	38%
Class C
Six Months Ended 6/30/19 (unaudited)	—		$9.98	2.02%		1.62%	1.25%	1.71%	$45,593	16%
Year Ended 12/31/18	—		$9.85	(0.04)%		1.62%	0.88%	1.68%	$62,103	45%
Year Ended 12/31/17	—		$9.99	0.70%		1.62%	0.44%	1.65%	$82,847	62%
Year Ended 12/31/16	—	(f)	$10.02	0.94	%(g)	1.62%	0.44%	1.65%	$117,544	49%
Year Ended 12/31/15	—		$9.95	(0.20)%		1.61%	0.62%	1.62%	$154,056	36%
Year Ended 12/31/14	—		$10.03	—	(h)	1.64%	1.00%	1.64%	$191,970	38%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders
Victory INCORE Low Duration Bond Fund
Class R
Six Months Ended 6/30/19 (unaudited)	$9.86	0.08	0.12	0.20	(0.08)	—	(0.08)
Year Ended 12/31/18	$9.99	0.12	(0.08)	0.04	(0.17)	—	(0.17)
Year Ended 12/31/17	$10.02	0.08	0.03	0.11	(0.14)	—	(0.14)
Year Ended 12/31/16	$9.95	0.08	0.05	0.13	(0.06)	—	(0.06)
Year Ended 12/31/15	$10.03	0.10	(0.09)	0.01	(0.09)	—	(0.09)
Year Ended 12/31/14	$10.13	0.13	(0.10)	0.03	(0.13)	—	(0.13)
Class Y
Six Months Ended 6/30/19 (unaudited)	$9.86	0.11	0.14	0.25	(0.12)	—	(0.12)
Year Ended 12/31/18	$10.00	0.19	(0.10)	0.09	(0.23)	—	(0.23)
Year Ended 12/31/17	$10.03	0.15	0.02	0.17	(0.20)	—	(0.20)
Year Ended 12/31/16	$9.95	0.14	0.06	0.20	(0.12)	—	(0.12)
Year Ended 12/31/15	$10.03	0.16	(0.08)	0.08	(0.16)	—	(0.16)
Year Ended 12/31/14	$10.13	0.20	(0.10)	0.10	(0.20)	—	(0.20)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Amount is less than $0.005 per share.

(g)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 8)

(h)  Amount is less than 0.005%.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

						Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net (See Note 8)		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory INCORE Low Duration Bond Fund
Class R
Six Months Ended 6/30/19 (unaudited)	—		$9.98	2.19%		1.27%	1.58%	2.04%	$1,382	16%
Year Ended 12/31/18	—		$9.85	0.31%		1.27%	1.20%	1.87%	$1,554	45%
Year Ended 12/31/17	—		$9.99	1.05%		1.27%	0.79%	1.68%	$2,078	62%
Year Ended 12/31/16	—	(f)	$10.02	1.33	%(g)	1.23%	0.83%	1.25%	$2,583	49%
Year Ended 12/31/15	—		$9.95	0.12%		1.26%	0.96%	1.27%	$3,925	36%
Year Ended 12/31/14	—		$10.03	0.31%		1.33%	1.31%	1.33%	$5,001	38%
Class Y
Six Months Ended 6/30/19 (unaudited)	—		$9.99	2.52%		0.62%	2.22%	0.71%	$170,660	16%
Year Ended 12/31/18	—		$9.86	0.96%		0.62%	1.87%	0.68%	$180,035	45%
Year Ended 12/31/17	—		$10.00	1.71%		0.62%	1.44%	0.65%	$271,294	62%
Year Ended 12/31/16	—	(f)	$10.03	2.04	%(g)	0.60%	1.42%	0.63%	$334,841	49%
Year Ended 12/31/15	—		$9.95	0.74%		0.61%	1.60%	0.62%	$367,112	36%
Year Ended 12/31/14	—		$10.03	1.04%		0.61%	2.02%	0.61%	$407,382	38%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory High Yield Fund
Class A
Six Months Ended 6/30/19 (unaudited)	$6.20	0.19	0.39	0.58	(0.19)	—
Year Ended 12/31/18	$6.57	0.39	(0.37)	0.02	(0.39)	—
Year Ended 12/31/17	$6.34	0.39	0.22	0.61	(0.38)	—
Year Ended 12/31/16	$5.85	0.38	0.49	0.87	(0.38)	—
Year Ended 12/31/15	$6.52	0.40	(0.67)	(0.27)	(0.40)	—
Year Ended 12/31/14	$7.31	0.41	(0.47)	(0.06)	(0.41)	(0.32)
Class C
Six Months Ended 6/30/19 (unaudited)	$6.21	0.16	0.39	0.55	(0.16)	—
Year Ended 12/31/18	$6.58	0.34	(0.36)	(0.02)	(0.35)	—
Year Ended 12/31/17	$6.35	0.34	0.23	0.57	(0.34)	—
Year Ended 12/31/16	$5.86	0.34	0.49	0.83	(0.34)	—
Year Ended 12/31/15	$6.53	0.35	(0.67)	(0.32)	(0.35)	—
Year Ended 12/31/14	$7.32	0.36	(0.47)	(0.11)	(0.36)	(0.32)
Class R
Six Months Ended 6/30/19 (unaudited)	$6.22	0.18	0.38	0.56	(0.18)	—
Year Ended 12/31/18	$6.59	0.37	(0.37)	— (f)	(0.37)	—
Year Ended 12/31/17	$6.35	0.37	0.23	0.60	(0.36)	—
Year Ended 12/31/16	$5.87	0.36	0.48	0.84	(0.36)	—
Year Ended 12/31/15	$6.54	0.37	(0.66)	(0.29)	(0.38)	—
Year Ended 12/31/14	$7.33	0.38	(0.47)	(0.09)	(0.38)	(0.32)
Class Y
Six Months Ended 6/30/19 (unaudited)	$6.17	0.19	0.38	0.57	(0.19)	—
Year Ended 12/31/18	$6.54	0.41	(0.37)	0.04	(0.41)	—
Year Ended 12/31/17	$6.31	0.40	0.23	0.63	(0.40)	—
Year Ended 12/31/16	$5.82	0.39	0.49	0.88	(0.39)	—
Year Ended 12/31/15	$6.49	0.41	(0.67)	(0.26)	(0.41)	—
Year Ended 12/31/14	$7.27	0.44	(0.48)	(0.04)	(0.42)	(0.32)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory High Yield Fund
Class A
Six Months Ended 6/30/19 (unaudited)	(0.19)	$6.59	9.21%	1.00%	5.78%	1.10%	$30,880	54%
Year Ended 12/31/18	(0.39)	$6.20	0.28%	1.00%	6.01%	1.12%	$23,797	87%
Year Ended 12/31/17	(0.38)	$6.57	9.93%	1.00%	5.99%	1.13%	$21,882	174%
Year Ended 12/31/16	(0.38)	$6.34	15.40%	1.00%	6.32%	1.18%	$25,530	165%
Year Ended 12/31/15	(0.40)	$5.85	(4.51)%	1.00%	6.16%	1.16%	$26,608	151%
Year Ended 12/31/14	(0.73)	$6.52	(1.01)%	0.98%	5.52%	1.16%	$34,339	221%
Class C
Six Months Ended 6/30/19 (unaudited)	(0.16)	$6.60	8.98%	1.70%	5.06%	1.82%	$20,164	54%
Year Ended 12/31/18	(0.35)	$6.21	(0.43)%	1.70%	5.29%	1.84%	$19,432	87%
Year Ended 12/31/17	(0.34)	$6.58	9.19%	1.70%	5.27%	1.84%	$22,283	174%
Year Ended 12/31/16	(0.34)	$6.35	14.58%	1.70%	5.61%	1.91%	$22,498	165%
Year Ended 12/31/15	(0.35)	$5.86	(5.16)%	1.70%	5.47%	1.90%	$22,138	151%
Year Ended 12/31/14	(0.68)	$6.53	(1.70)%	1.70%	4.85%	1.90%	$27,780	221%
Class R
Six Months Ended 6/30/19 (unaudited)	(0.18)	$6.60	9.00%	1.33%	5.43%	1.33%	$18,406	54%
Year Ended 12/31/18	(0.37)	$6.22	(0.07)%	1.35%	5.64%	1.35%	$17,595	87%
Year Ended 12/31/17	(0.36)	$6.59	9.64%	1.35%	5.61%	1.36%	$19,217	174%
Year Ended 12/31/16	(0.36)	$6.35	14.78%	1.35%	5.96%	1.45%	$18,742	165%
Year Ended 12/31/15	(0.38)	$5.87	(4.82)%	1.35%	5.82%	1.51%	$18,042	151%
Year Ended 12/31/14	(0.70)	$6.54	(1.35)%	1.35%	5.20%	1.52%	$21,109	221%
Class Y
Six Months Ended 6/30/19 (unaudited)	(0.19)	$6.55	9.38%	0.76%	6.03%	0.83%	$85,363	54%
Year Ended 12/31/18	(0.41)	$6.17	0.52%	0.76%	6.32%	0.97%	$21,060	87%
Year Ended 12/31/17	(0.40)	$6.54	10.24%	0.76%	6.27%	1.04%	$5,213	174%
Year Ended 12/31/16	(0.39)	$6.31	15.72%	0.76%	6.54%	1.00%	$6,938	165%
Year Ended 12/31/15	(0.41)	$5.82	(4.34)%	0.76%	6.36%	0.95%	$6,047	151%
Year Ended 12/31/14	(0.74)	$6.49	(0.63)%	0.76%	5.90%	0.90%	$13,830	221%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Tax-Exempt Fund
Class A
Six Months Ended 6/30/19 (unaudited)	$9.47	0.13	0.40	0.53	(0.17)	—
Year Ended 12/31/18	$9.91	0.36	(0.30)	0.06	(0.36)	(0.14)
Year Ended 12/31/17	$9.65	0.36	0.39	0.75	(0.37)	(0.12)
Year Ended 12/31/16	$10.53	0.35	(0.49)	(0.14)	(0.35)	(0.39)
Year Ended 12/31/15	$10.83	0.35	(0.05)	0.30	(0.35)	(0.25)
Year Ended 12/31/14	$10.30	0.33	0.53	0.86	(0.33)	—
Class C
Six Months Ended 6/30/19 (unaudited)	$9.47	0.11	0.37	0.48	(0.13)	—
Year Ended 12/31/18	$9.90	0.28	(0.29)	(0.01)	(0.28)	(0.14)
Year Ended 12/31/17	$9.65	0.29	0.37	0.66	(0.29)	(0.12)
Year Ended 12/31/16	$10.53	0.26	(0.48)	(0.22)	(0.27)	(0.39)
Year Ended 12/31/15	$10.82	0.26	(0.04)	0.22	(0.26)	(0.25)
Year Ended 12/31/14	$10.30	0.24	0.52	0.76	(0.24)	—
Class Y
Six Months Ended 6/30/19 (unaudited)	$9.46	0.14	0.39	0.53	(0.17)	—
Year Ended 12/31/18	$9.90	0.37	(0.30)	0.07	(0.37)	(0.14)
Year Ended 12/31/17	$9.65	0.37	0.38	0.75	(0.38)	(0.12)
Year Ended 12/31/16	$10.52	0.36	(0.48)	(0.12)	(0.36)	(0.39)
Year Ended 12/31/15	$10.82	0.36	(0.05)	0.31	(0.36)	(0.25)
Year Ended 12/31/14	$10.29	0.34	0.53	0.87	(0.34)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory Tax-Exempt Fund
Class A
Six Months Ended 6/30/19 (unaudited)	(0.17)	$9.83	5.53%	0.80%	2.80%	1.01%	$33,648	48%
Year Ended 12/31/18	(0.50)	$9.47	0.69%	0.80%	3.68%	0.97%	$29,993	42%
Year Ended 12/31/17	(0.49)	$9.91	7.89%	0.80%	3.70%	0.96%	$37,570	84%
Year Ended 12/31/16	(0.74)	$9.65	(1.40)%	0.80%	3.30%	0.95%	$54,658	39%
Year Ended 12/31/15	(0.60)	$10.53	2.76%	0.80%	3.22%	0.93%	$90,301	39%
Year Ended 12/31/14	(0.33)	$10.83	8.39%	0.80%	3.05%	0.96%	$102,716	14%
Class C
Six Months Ended 6/30/19 (unaudited)	(0.13)	$9.82	5.12%	1.60%	2.20%	1.81%	$13,608	48%
Year Ended 12/31/18	(0.42)	$9.47	(0.01)%	1.60%	2.88%	1.78%	$17,986	42%
Year Ended 12/31/17	(0.41)	$9.90	6.92%	1.60%	2.89%	1.74%	$26,520	84%
Year Ended 12/31/16	(0.66)	$9.65	(2.19)%	1.60%	2.51%	1.71%	$33,369	39%
Year Ended 12/31/15	(0.51)	$10.53	2.04%	1.60%	2.43%	1.70%	$43,404	39%
Year Ended 12/31/14	(0.24)	$10.82	7.44%	1.60%	2.26%	1.72%	$53,042	14%
Class Y
Six Months Ended 6/30/19 (unaudited)	(0.17)	$9.82	5.70%	0.69%	2.97%	0.82%	$20,978	48%
Year Ended 12/31/18	(0.51)	$9.46	0.80%	0.69%	3.79%	0.77%	$20,260	42%
Year Ended 12/31/17	(0.50)	$9.90	7.90%	0.69%	3.80%	0.73%	$27,420	84%
Year Ended 12/31/16	(0.75)	$9.65	(1.20)%	0.69%	3.41%	0.71%	$31,762	39%
Year Ended 12/31/15	(0.61)	$10.52	2.87%	0.69%	3.33%	0.71%	$52,012	39%
Year Ended 12/31/14	(0.34)	$10.82	8.53%	0.69%	3.18%	0.69%	$75,047	14%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)
Victory High Income Municipal Bond Fund
Class A
Six Months Ended 6/30/19 (unaudited)	$10.39	0.17	0.37	0.54	(0.20)	(0.20)	$10.73	5.26%
Year Ended 12/31/18	$10.79	0.43	(0.40)	0.03	(0.43)	(0.43)	$10.39	0.34%
Year Ended 12/31/17	$10.35	0.46	0.44	0.90	(0.46)	(0.46)	$10.79	8.85%
Year Ended 12/31/16	$10.89	0.44	(0.54)	(0.10)	(0.44)	(0.44)	$10.35	(1.04)%
Year Ended 12/31/15	$10.84	0.43	0.05	0.48	(0.43)	(0.43)	$10.89	4.51%
Year Ended 12/31/14	$10.00	0.45	0.84	1.29	(0.45)	(0.45)	$10.84	13.09%
Class C
Six Months Ended 6/30/19 (unaudited)	$10.39	0.14	0.36	0.50	(0.16)	(0.16)	$10.73	4.86%
Year Ended 12/31/18	$10.79	0.35	(0.40)	(0.05)	(0.35)	(0.35)	$10.39	(0.43)%
Year Ended 12/31/17	$10.35	0.38	0.44	0.82	(0.38)	(0.38)	$10.79	8.01%
Year Ended 12/31/16	$10.89	0.36	(0.54)	(0.18)	(0.36)	(0.36)	$10.35	(1.79)%
Year Ended 12/31/15	$10.84	0.35	0.05	0.40	(0.35)	(0.35)	$10.89	3.71%
Year Ended 12/31/14	$10.00	0.37	0.84	1.21	(0.37)	(0.37)	$10.84	12.22%
Class Y
Six Months Ended 6/30/19 (unaudited)	$10.39	0.19	0.36	0.55	(0.21)	(0.21)	$10.73	5.38%
Year Ended 12/31/18	$10.79	0.46	(0.40)	0.06	(0.46)	(0.46)	$10.39	0.57%
Year Ended 12/31/17	$10.35	0.48	0.44	0.92	(0.48)	(0.48)	$10.79	9.10%
Year Ended 12/31/16	$10.89	0.47	(0.54)	(0.07)	(0.47)	(0.47)	$10.35	(0.81)%
Year Ended 12/31/15	$10.84	0.45	0.05	0.50	(0.45)	(0.45)	$10.89	4.75%
Year Ended 12/31/14	$10.00	0.47	0.84	1.31	(0.47)	(0.47)	$10.84	13.37%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory High Income Municipal Bond Fund
Class A
Six Months Ended 6/30/19 (unaudited)	0.80%	3.25%	1.06%	$19,325	29%
Year Ended 12/31/18	0.80%	4.13%	1.02%	$16,483	48%
Year Ended 12/31/17	0.80%	4.31%	0.96%	$25,831	66%
Year Ended 12/31/16	0.80%	4.02%	0.96%	$32,943	49%
Year Ended 12/31/15	0.80%	3.96%	0.95%	$48,485	53%
Year Ended 12/31/14	0.78%	4.26%	1.02%	$50,341	25%
Class C
Six Months Ended 6/30/19 (unaudited)	1.57%	2.65%	1.81%	$14,956	29%
Year Ended 12/31/18	1.57%	3.35%	1.78%	$19,282	48%
Year Ended 12/31/17	1.57%	3.54%	1.73%	$25,175	66%
Year Ended 12/31/16	1.57%	3.26%	1.73%	$29,563	49%
Year Ended 12/31/15	1.57%	3.19%	1.73%	$36,190	53%
Year Ended 12/31/14	1.55%	3.50%	1.77%	$35,996	25%
Class Y
Six Months Ended 6/30/19 (unaudited)	0.57%	3.59%	0.84%	$11,060	29%
Year Ended 12/31/18	0.57%	4.36%	0.78%	$11,683	48%
Year Ended 12/31/17	0.57%	4.55%	0.73%	$26,864	66%
Year Ended 12/31/16	0.57%	4.26%	0.72%	$36,603	49%
Year Ended 12/31/15	0.57%	4.18%	0.73%	$43,024	53%
Year Ended 12/31/14	0.54%	4.49%	0.73%	$34,630	25%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)
Victory Floating Rate Fund
Class A
Six Months Ended 6/30/19 (unaudited)	$9.13	0.28	0.26	0.54	(0.28)	(0.28)	$9.39	5.92%
Year Ended 12/31/18	$9.60	0.52	(0.47)	0.05	(0.52)	(0.52)	$9.13	0.43%
Year Ended 12/31/17	$9.71	0.46	(0.10)	0.36	(0.47)	(0.47)	$9.60	3.76%
Year Ended 12/31/16	$9.08	0.46	0.63	1.09	(0.46)	(0.46)	$9.71	12.35%
Year Ended 12/31/15	$9.82	0.46	(0.74)	(0.28)	(0.46)	(0.46)	$9.08	(3.03)%
Year Ended 12/31/14	$10.34	0.42	(0.52)	(0.10)	(0.42)	(0.42)	$9.82	(1.09)%
Class C
Six Months Ended 6/30/19 (unaudited)	$9.14	0.24	0.26	0.50	(0.24)	(0.24)	$9.40	5.51%
Year Ended 12/31/18	$9.61	0.44	(0.47)	(0.03)	(0.44)	(0.44)	$9.14	(0.38)%
Year Ended 12/31/17	$9.72	0.38	(0.10)	0.28	(0.39)	(0.39)	$9.61	2.93%
Year Ended 12/31/16	$9.08	0.39	0.64	1.03	(0.39)	(0.39)	$9.72	11.57%
Year Ended 12/31/15	$9.83	0.38	(0.75)	(0.37)	(0.38)	(0.38)	$9.08	(3.91)%
Year Ended 12/31/14	$10.34	0.34	(0.51)	(0.17)	(0.34)	(0.34)	$9.83	(1.76)%
Class R
Six Months Ended 6/30/19 (unaudited)	$9.13	0.25	0.26	0.51	(0.25)	(0.25)	$9.39	5.63%
Year Ended 12/31/18	$9.60	0.46	(0.46)	— (f)	(0.47)	(0.47)	$9.13	(0.13)%
Year Ended 12/31/17	$9.72	0.41	(0.12)	0.29	(0.41)	(0.41)	$9.60	3.07%
Year Ended 12/31/16	$9.08	0.42	0.63	1.05	(0.41)	(0.41)	$9.72	11.88%
Year Ended 12/31/15	$9.83	0.41	(0.75)	(0.34)	(0.41)	(0.41)	$9.08	(3.62)%
Year Ended 12/31/14	$10.34	0.36	(0.51)	(0.15)	(0.36)	(0.36)	$9.83	(1.50)%
Class Y
Six Months Ended 6/30/19 (unaudited)	$9.14	0.29	0.26	0.55	(0.29)	(0.29)	$9.40	5.93%
Year Ended 12/31/18	$9.61	0.54	(0.47)	0.07	(0.54)	(0.54)	$9.14	0.64%
Year Ended 12/31/17	$9.72	0.48	(0.10)	0.38	(0.49)	(0.49)	$9.61	3.98%
Year Ended 12/31/16	$9.08	0.49	0.63	1.12	(0.48)	(0.48)	$9.72	12.71%
Year Ended 12/31/15	$9.83	0.48	(0.75)	(0.27)	(0.48)	(0.48)	$9.08	(2.91)%
Year Ended 12/31/14	$10.34	0.44	(0.51)	(0.07)	(0.44)	(0.44)	$9.83	(0.75)%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory Floating Rate Fund
Class A
Six Months Ended 6/30/19 (unaudited)	1.00%	5.98%	1.16%	$150,447	17%
Year Ended 12/31/18	1.00%	5.41%	1.14%	$118,672	48%
Year Ended 12/31/17	1.00%	4.76%	1.10%	$148,060	57%
Year Ended 12/31/16	1.00%	4.95%	1.11%	$221,022	56%
Year Ended 12/31/15	1.00%	4.71%	1.06%	$227,240	29%
Year Ended 12/31/14	0.99%	4.02%	1.08%	$335,081	39%
Class C
Six Months Ended 6/30/19 (unaudited)	1.80%	5.15%	1.92%	$167,231	17%
Year Ended 12/31/18	1.80%	4.60%	1.90%	$211,462	48%
Year Ended 12/31/17	1.80%	3.97%	1.87%	$265,486	57%
Year Ended 12/31/16	1.80%	4.18%	1.89%	$341,169	56%
Year Ended 12/31/15	1.80%	3.92%	1.85%	$399,361	29%
Year Ended 12/31/14	1.79%	3.28%	1.85%	$585,818	39%
Class R
Six Months Ended 6/30/19 (unaudited)	1.56%	5.41%	3.30%	$572	17%
Year Ended 12/31/18	1.56%	4.84%	2.99%	$716	48%
Year Ended 12/31/17	1.56%	4.20%	2.26%	$916	57%
Year Ended 12/31/16	1.53%	4.48%	1.53%	$1,319	56%
Year Ended 12/31/15	1.52%	4.22%	1.52%	$1,920	29%
Year Ended 12/31/14	1.55%	3.52%	1.58%	$2,340	39%
Class Y
Six Months Ended 6/30/19 (unaudited)	0.78%	6.18%	0.91%	$280,040	17%
Year Ended 12/31/18	0.78%	5.64%	0.89%	$281,545	48%
Year Ended 12/31/17	0.78%	4.99%	0.88%	$276,195	57%
Year Ended 12/31/16	0.78%	5.21%	0.88%	$370,035	56%
Year Ended 12/31/15	0.78%	4.91%	0.84%	$471,827	29%
Year Ended 12/31/14	0.77%	4.31%	0.82%	$927,644	39%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Return of Capital
Victory Strategic Income Fund
Class A
Six Months Ended 6/30/19 (unaudited)	$9.74	0.15	0.52	0.67	(0.15)	—	—
Year Ended 12/31/18	$10.14	0.34	(0.41)	(0.07)	(0.33)	—	—
Year Ended 12/31/17	$9.99	0.33	0.17	0.50	(0.35)	—	—
Year Ended 12/31/16	$9.68	0.23	0.36	0.59	(0.27)	—	(0.01)
Year Ended 12/31/15	$10.10	0.31	(0.40)	(0.09)	(0.32)	(0.01)	—
Year Ended 12/31/14	$10.33	0.31	(0.10)	0.21	(0.33)	(0.11)	—
Class C
Six Months Ended 6/30/19 (unaudited)	$9.79	0.11	0.53	0.64	(0.12)	—	—
Year Ended 12/31/18	$10.19	0.26	(0.41)	(0.15)	(0.25)	—	—
Year Ended 12/31/17	$10.04	0.25	0.17	0.42	(0.27)	—	—
Year Ended 12/31/16	$9.72	0.15	0.38	0.53	(0.20)	—	(0.01)
Year Ended 12/31/15	$10.15	0.23	(0.40)	(0.17)	(0.25)	(0.01)	—
Year Ended 12/31/14	$10.38	0.24	(0.11)	0.13	(0.25)	(0.11)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory Strategic Income Fund
Class A
Six Months Ended 6/30/19 (unaudited)	(0.15)	$10.26	6.98%	0.95%	2.96%	1.10%	$33,887	64%
Year Ended 12/31/18	(0.33)	$9.74	(0.66)%	0.95%	3.46%	1.09%	$32,053	115%
Year Ended 12/31/17	(0.35)	$10.14	5.12%	0.95%	3.24%	1.07%	$34,957	138%
Year Ended 12/31/16	(0.28)	$9.99	6.20%	0.95%	2.28%	1.17%	$37,121	79%
Year Ended 12/31/15	(0.33)	$9.68	(0.93)%	0.95%	3.05%	1.16%	$37,845	41%
Year Ended 12/31/14	(0.44)	$10.10	2.03%	0.92%	3.08%	1.14%	$48,790	87%
Class C
Six Months Ended 6/30/19 (unaudited)	(0.12)	$10.31	6.55%	1.74%	2.17%	1.98%	$9,565	64%
Year Ended 12/31/18	(0.25)	$9.79	(1.45)%	1.74%	2.65%	1.97%	$10,221	115%
Year Ended 12/31/17	(0.27)	$10.19	4.27%	1.74%	2.44%	1.89%	$11,671	138%
Year Ended 12/31/16	(0.21)	$10.04	5.46%	1.74%	1.49%	2.00%	$11,547	79%
Year Ended 12/31/15	(0.26)	$9.72	(1.79)%	1.74%	2.25%	1.97%	$12,940	41%
Year Ended 12/31/14	(0.36)	$10.15	1.23%	1.70%	2.29%	1.96%	$12,974	87%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Return of Capital
Victory Strategic Income Fund
Class R
Six Months Ended 6/30/19 (unaudited)	$9.79	0.13	0.53	0.66	(0.13)	—	—
Year Ended 12/31/18	$10.20	0.30	(0.42)	(0.12)	(0.29)	—	—
Year Ended 12/31/17	$10.04	0.29	0.18	0.47	(0.31)	—	—
Year Ended 12/31/16	$9.73	0.19	0.37	0.56	(0.24)	—	(0.01)
Year Ended 12/31/15	$10.16	0.27	(0.40)	(0.13)	(0.29)	(0.01)	—
Year Ended 12/31/14	$10.38	0.28	(0.10)	0.18	(0.29)	(0.11)	—
Class Y
Six Months Ended 6/30/19 (unaudited)	$9.69	0.16	0.51	0.67	(0.16)	—	—
Year Ended 12/31/18	$10.09	0.36	(0.41)	(0.05)	(0.35)	—	—
Year Ended 12/31/17	$9.94	0.35	0.18	0.53	(0.38)	—	—
Year Ended 12/31/16	$9.63	0.25	0.36	0.61	(0.29)	—	(0.01)
Year Ended 12/31/15	$10.05	0.32	(0.39)	(0.07)	(0.34)	(0.01)	—
Year Ended 12/31/14	$10.27	0.36	(0.12)	0.24	(0.35)	(0.11)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory Strategic Income Fund
Class R
Six Months Ended 6/30/19 (unaudited)	(0.13)	$10.32	6.74%	1.34%	2.55%	1.72%	$2,835	64%
Year Ended 12/31/18	(0.29)	$9.79	(1.15)%	1.34%	3.05%	1.70%	$2,761	115%
Year Ended 12/31/17	(0.31)	$10.20	4.78%	1.34%	2.83%	1.61%	$2,927	138%
Year Ended 12/31/16	(0.25)	$10.04	5.77%	1.34%	1.89%	1.53%	$2,979	79%
Year Ended 12/31/15	(0.30)	$9.73	(1.39)%	1.34%	2.64%	1.58%	$3,338	41%
Year Ended 12/31/14	(0.40)	$10.16	1.72%	1.31%	2.69%	1.57%	$3,661	87%
Class Y
Six Months Ended 6/30/19 (unaudited)	(0.16)	$10.20	7.02%	0.74%	3.20%	1.09%	$4,886	64%
Year Ended 12/31/18	(0.35)	$9.69	(0.45)%	0.74%	3.72%	1.06%	$4,798	115%
Year Ended 12/31/17	(0.38)	$10.09	5.38%	0.74%	3.46%	0.95%	$10,180	138%
Year Ended 12/31/16	(0.30)	$9.94	6.45%	0.74%	2.50%	0.99%	$11,768	79%
Year Ended 12/31/15	(0.35)	$9.63	(0.74)%	0.74%	3.24%	0.98%	$13,217	41%
Year Ended 12/31/14	(0.46)	$10.05	2.34%	0.71%	3.28%	0.87%	$18,035	87%

See notes to financial statements.

Victory Portfolios	Notes to Financial Statements June 30, 2019

  (Unaudited)

1. Organization:

Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust as a successor to a company named "The Victory Portfolios," which was organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 42 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following seven Funds (collectively, the "Funds" and individually, a "Fund").

Funds (Legal Name)	Funds (Short Name)	Investment Share Classes Offered
Victory INCORE Investment Quality Bond Fund	Investment Quality Bond Fund	Classes A, C, R and Y
Victory INCORE Low Duration Bond Fund	Low Duration Bond Fund	Classes A, C, R and Y
Victory High Yield Fund	High Yield Fund	Classes A, C, R and Y
Victory Tax-Exempt Fund	Tax-Exempt Fund	Classes A, C and Y
Victory High Income Municipal Bond Fund	High Income Municipal Bond Fund	Classes A, C and Y
Victory Floating Rate Fund	Floating Rate Fund	Classes A, C, R and Y
Victory Strategic Income Fund	Strategic Income Fund	Classes A, C, R and Y

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

Victory Portfolios	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Swap agreements are valued at the mean between the current bid and ask prices. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of June 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments :

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
INCORE Investment Quality Bond Fund
Asset Backed Securities	$—	$—	$439,637	$—	$439,637	$—
Collateralized Mortgage Obligations	—	—	580,440	—	580,440	—
Corporate Bonds	—	—	10,907,412	—	10,907,412	—
Residential Mortgage Backed Securities	—	—	324,741	—	324,741	—
U.S. Government Mortgage Backed Agencies	—	—	14,522,125	—	14,522,125	—
U.S. Treasury Obligations	—	—	5,455,857	—	5,455,857	—
Collateral for Securities Loaned	505,452	—	—	—	505,452	—
Other Financial Instruments
Assets:
Futures Contracts	—	22,764	—	—	—	22,764
Credit Default Swap Agreements	—	—	—	41,720	—	41,720
Liabilities:
Futures Contracts	—	(192)	—	—	—	(192)
Total	505,452	22,572	32,230,212	41,720	32,735,664	64,292

Victory Portfolios	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
INCORE Low Duration Bond Fund
Asset Backed Securities	$—	$—	$37,881,068	$—	$37,881,068	$—
Collateralized Mortgage Obligations	—	—	10,524,868	—	10,524,868	—
Corporate Bonds	—	—	140,564,181	—	140,564,181	—
Residential Mortgage Backed Securities	—	—	18,749,663	—	18,749,663	—
U.S. Government Mortgage Backed Agencies	—	—	38,473,614	—	38,473,614	—
U.S. Treasury Obligations	—	—	31,290,811	—	31,290,811	—
Collateral for Securities Loaned	896,033	—	—	—	896,033	—
Other Financial Instruments
Assets:
Futures Contracts	—	744,036	—	—	—	744,036
Credit Default Swap Agreements	—	—	—	347,962	—	347,962
Liabilities:
Futures Contracts	—	(261,453)	—	—	—	(261,453)
Total	896,033	482,583	277,484,205	347,962	278,380,238	830,545
High Yield Fund
Common Stocks	1,683,850	—	—	—	1,683,850	—
Senior Secured Loans	—	—	34,601,427	—	34,601,427	—
Corporate Bonds	—	—	114,915,397	—	114,915,397	—
Collateral for Securities Loaned	15,456,041	—	—	—	15,456,041	—
Total	17,139,891	—	149,516,824	—	166,656,715	—
Tax-Exempt Fund
Municipal Bonds	—	—	67,778,956	—	67,778,956	—
Total	—	—	67,778,956	—	67,778,956	—
High Income Municipal Bond Fund
Municipal Bonds	—	—	44,814,786	—	44,814,786	—
Total	—	—	44,814,786	—	44,814,786	—
Floating Rate Fund
Senior Secured Loans	—	—	493,684,421	—	493,684,421	—
Corporate Bonds	—	—	73,080,066	—	73,080,066	—
Total	—	—	566,764,487	—	566,764,487	—
Strategic Income Fund
Asset Backed Securities	—	—	5,016,144	—	5,016,144	—
Collateralized Mortgage Obligations	—	—	754,914	—	754,914	—
Corporate Bonds	—	—	30,030,183	—	30,030,183	—
Residential Mortgage Backed Securities	—	—	769,762	—	769,762	—
U.S. Government Mortgage Backed Agencies	—	—	162,014	—	162,014	—
U.S. Treasury Obligations	—	—	9,489,885	—	9,489,885	—
Exchange-Traded Funds	4,262,293	—	—	—	4,262,293	—
Collateral for Securities Loaned	2,565,152	—	—	—	2,565,152	—
Other Financial Instruments
Assets:
Futures Contracts	—	122,744	—	—	—	122,744
Liabilities:
Futures Contracts	—	(180,195)	—	—	—	(180,195)
Total	6,827,445	(57,451)	46,222,902	—	53,050,347	(57,451)

^  Other Financial investments include any derivative instruments not reflected in the Schedule of Portfolio Investments as investment securities, such as futures contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

For the six months ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. If a Fund owns when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statements of Assets and Liabilities and segregated assets are identified in the Schedules of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The values of mortgage and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac"), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Loans:

Floating rate loans in which a Fund invest are primarily "senior" loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding below investment grade securities.

A Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

Below Investment Grade Securities:

Certain Funds may invest in below investment grade securities (i.e. lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities.

The market for these securities can be less liquid, especially during periods of recession or general market decline.

Real Estate Investment Trusts ("REITS"):

The Funds may invest in REITS which report information on the source of their distributions annually. REITS are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITS during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Derivative Instruments:

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is presented on the Statements of Assets and Liabilities under Deposit with broker for futures contracts.

During the six months ended June 30, 2019, the INCORE Investment Quality Bond Fund, INCORE Low Duration Bond Fund and Strategic Income Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Credit Derivatives:

The Funds may enter into credit derivatives, including centrally-cleared credit default swaps on individual obligations or credit indices. The Funds may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust a Fund's asset allocation or risk exposure, or (iii) for hedging purposes. The use by a Fund of centrally-cleared credit default swaps may have the effect of creating a short position in a security. Credit derivatives can

Victory Portfolios	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

create investment leverage and may create additional investment risks that may subject a Fund to greater volatility than investments in more traditional securities, as described in the Funds' Statement of Additional Information.

Centrally-cleared credit default swap ("CDS") agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.

The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees each party's performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Funds.

The Funds may enter into CDS agreements either as a buyer or seller. The Funds may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Funds may sell protection under a CDS in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer. For swaps entered with an individual counterparty, the Funds bear the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Funds may also enter into cleared swaps.

Upon entering into a cleared CDS, the Funds may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the CDS and is returned to the Funds upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Funds for the same referenced entity or entities. The collateral held by the Funds is presented on the Statements of Assets and Liabilities under Deposit with broker for swap agreements.

During the six months ended June 30, 2019, the INCORE Investment Quality Bond Fund and INCORE Low Duration Bond Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management.

Offsetting of Financial Assets and Derivatives Assets:

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting

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Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of June 30, 2019, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

	Gross Amounts of Recognized Assets	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Received	Net Amount
INCORE Investment Quality Bond Fund
Futures-Goldman Sachs & Co.	$237	$(237)	$—	$—	$—
	Gross Amounts of Recognized Liabilities	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Pledged*	Net Amount
INCORE Investment Quality Bond Fund
Futures-Goldman Sachs & Co.	$453	$(237)	$216	$(216)	$—
INCORE Low Duration Bond Fund
Futures-Goldman Sachs & Co.	24,220	—	24,220	(24,220)	—
Strategic Income Fund
Futures-Goldman Sachs & Co.	6,626	—	6,626	(6,626)	—

*  Cash collateral pledged may be in excess of the amounts shown in the table. The total cash collateral pledged by each Fund is disclosed in the Statements of Assets and Liabilities.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019:

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Receivable on Centrally Cleared Swap Agreements*	Variation Margin Payable on Open Futures Contracts*
Credit Risk Exposure:
INCORE Investment Quality Bond Fund	$—	$41,720	$—
INCORE Low Duration Bond Fund	—	347,962	—
Interest Rate Risk Exposure:
INCORE Investment Quality Bond Fund	22,764	—	192
INCORE Low Duration Bond Fund	744,036	—	261,453
Strategic Income Fund	122,744	—	180,195

*  Includes cumulative appreciation (depreciation) of futures contracts and centrally cleared swap agreements as reported on the Schedules of Portfolio Investments. Only current day's variation margin for both futures contracts and centrally cleared swap agreements are reported within the Statements of Assets and Liabilities.

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The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the six months ended June 30, 2019:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations		Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Realized Gains (Losses) from Swap Agreements	Net Change in Unrealized Appreciation/ Depreciation on Futures Contracts	Net Change in Unrealized Appreciation/ Depreciation on Swap Agreements
Credit Risk Exposure:
INCORE Investment Quality Bond Fund	$—	$(331,102)	$—	$211,527
INCORE Low Duration Bond Fund	—	(3,124,490)	—	2,168,929
Strategic Income Fund	—	—	—	—
Interest Rate Risk Exposure:
INCORE Investment Quality Bond Fund	(100,609)	—	73,723	—
INCORE Low Duration Bond Fund	462,695	—	(271,198)	—
Strategic Income Fund	152,815	—	(251,525)	—

All open derivative positions at period end are reflected in each respective Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statements of Operations.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted in the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in

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the Funds' Schedules of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay the Agent various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of June 30, 2019. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
	Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 days	>90 Days	Net Amount
INCORE Investment Quality Bond Fund	$492,224	$492,224	$—	$—	$—	$—
INCORE Low Duration Bond Fund	871,253	871,253	—	—	—	—
High Yield Fund	14,936,633	14,936,633	—	—	—	—
Strategic Income Fund	2,496,876	2,496,876	—	—	—	—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Statements of Assets and Liabilities.

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment securities and foreign currency translations on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

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Distributions to Shareholders:

Dividends from net investment income, if any, are declared and paid monthly for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended June 30, 2019, the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

Fees Paid Indirectly:

Expenses offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as "Fees paid indirectly".

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3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2019 were as follows:

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
INCORE Investment Quality Bond Fund	$17,157,675	$21,300,502	$8,584,399	$14,106,114
INCORE Low Duration Bond Fund	46,077,687	120,482,270	19,436,666	50,040,121
High Yield Fund	127,368,317	60,166,205	—	—
Tax-Exempt Fund	32,787,198	35,470,166	—	—
High Income Municipal Bond Fund	15,536,449	13,120,067	—	—
Floating Rate Fund	101,309,010	140,205,510	—	—
Strategic Income Fund	31,457,028	32,515,054	2,532,969	10,472,150

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

VCM has entered into a Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC ("Park Avenue"). Park Avenue is responsible for providing day-to-day investment advisory services to the Funds, subject to the oversight of the Board of Trustees of the Trust. Sub-investment advisory fees are paid by VCM to Park Avenue and do not represent a separate or additional expense to the Funds.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

Flat Rate
INCORE Investment Quality Bond Fund	0.50%
INCORE Low Duration Bond Fund	0.45%
High Yield Fund	0.60%
Tax-Exempt Fund	0.50%
High Income Municipal Bond Fund	0.50%
Floating Rate Fund	0.65%
Strategic Income Fund	0.60%

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, N.A., acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

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The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The funds in the Victory Funds Complex, in the aggregate, compensates the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented in the Statements of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares and 1.00% of the average daily net assets of Class C Shares of the Funds. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R or Class C Shares of the Funds.

In addition, the Distributor is entitled to receive commissions on sales of the Class A Shares of the Funds. For the six months ended June 30, 2019, the Distributor received approximately $9,500 from commissions earned on sales of Class A Shares of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. During the six months ended June 30, 2019, the expense limits (excluding voluntary waivers) were as follows:

	In effect January 1, 2019 until April 30, 2020
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares
INCORE Investment Quality Bond Fund	0.90%	1.77%	1.30%	0.66%
INCORE Low Duration Bond Fund	0.85%	1.62%	1.27%	0.62%
High Yield Fund	1.00%	1.70%	1.35%	0.76%
Tax-Exempt Fund	0.80%	1.60%	N/A	0.69%
	In effect January 1, 2019 until April 30, 2020
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares
High Income Municipal Bond Fund	0.80%	1.57%	N/A	0.57%
Floating Rate Fund	1.00%	1.80%	1.56%	0.78%
Strategic Income Fund	0.95%	1.74%	1.34%	0.74%

The Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

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As of June 30, 2019, the following amounts are available to be repaid to the Adviser:

	Expires 12/31/19	Expires 12/31/20	Expires 12/31/21	Expires 12/31/22	Total
INCORE Investment Quality Bond Fund	$60,680	$102,291	$107,641	$59,486	$330,098
INCORE Low Duration Bond Fund	119,520	217,933	110,273	101,359	549,085
High Yield Fund	40,274	80,774	76,868	43,683	241,599
Tax-Exempt Fund	70,950	122,100	114,539	62,117	369,706
High Income Municipal Bond Fund	86,281	139,397	121,563	58,004	405,245
Floating Rate Fund	368,104	718,769	765,491	419,504	2,271,868
Strategic Income Fund	71,800	90,313	98,810	48,950	309,873

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. The Adviser voluntarily waived $45,765 for the six months ended June 30, 2019 for the INCORE Low Duration Bond Fund.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant, and Legal Counsel.

5. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

The Funds will be subject to credit and interest rate risk with respect to fixed income securities. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuers' credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended June 30, 2019, the Victory Funds Complex participated in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $250 million, of which $100 million was committed and $150 million was uncommitted. This agreement was in effect through July 26, 2019. Effective July 1, 2019, the current agreement was amended to include the USAA Mutual Funds Complex and has a new termination date

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of June 29, 2020. Under this amended agreement, the Victory Funds Complex and USAA Mutual Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. With the agreement in affect for the six months ended June 30, 2019, Citibank received an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the six months ended June 30, 2019, Citibank earned approximately $76 thousand in commitment fees from the Victory Funds Complex. Effective July 1, 2019, Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed, including the USAA Mutual Funds Complex, commencing July 1, 2019. Interest charged to each Fund during the period is presented on the Statements of Operations under line of credit fees.

The Funds did not utilize the Line of Credit during the six months ended June 30, 2019

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund during the period is presented on the Statement of Operations under interfund lending fees. As a Lender, interest earned by each Fund during the period is presented on the Statement of Operations under Income on interfund lending.

The average borrowing and lending for the days outstanding and average interest rate for each Fund during the six months ended June 30, 2019 were as follows:

	Borrower or Lender	Amount Outstanding at June 30, 2019	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
INCORE Low Duration Bond Fund	Borrower	$—	$289,000	1	2.98%	$289,000
Tax-Exempt Fund	Borrower	221,000	240,750	4	2.93%	300,000
High Income Municipal Bond Fund	Borrower	—	136,000	1	2.95%	136,000
Floating Rate Fund	Borrower	—	3,442,000	1	3.00%	3,442,000

*  For the six months ended June 30, 2019, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The tax character of distributions paid and the tax basis of current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2019.

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The tax character of distributions paid during the most recent tax year ended, was as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

	Year Ended December 31, 2018
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid
INCORE Investment Quality Bond Fund	$1,009,807	$—	$1,009,807	$—	$1,009,807
INCORE Low Duration Bond Fund	8,347,974	—	8,347,974	—	8,347,974
High Yield Fund	4,212,512	—	4,212,512	—	4,212,512
Tax-Exempt Fund	2,988	1,051,617	1,054,605	2,762,067	3,816,672
High Income Municipal Bond Fund	6,002	—	6,002	2,258,063	2,264,065
Floating Rate Fund	34,992,812	—	34,992,812	—	34,992,812
Strategic Income Fund	1,686,254	—	1,686,254	—	1,686,254

As of the most recent tax year ended December 31, 2018, the components of distributable earnings/accumulated deficit on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Distributions Payable	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Other Temporary Differences	Total Accumulated Earnings (Deficit)
INCORE Investment Quality Bond Fund	$—	$—	$—	$—	$(1,019,493)	$(35,955)	$(466,666)	$—	$(1,522,114)
INCORE Low Duration Bond Fund	—	—	—	—	(30,840,950)	(767,668)	(3,784,645)	—	(35,393,263)
High Yield Fund	8,238	—	—	8,238	(8,100,130)	—	(4,611,658)	—	(12,703,550)
Tax-Exempt Fund	—	—	—	—	—	(65,998)	1,647,128	—	1,581,130
High Income Municipal Bond Fund	—	208,029	—	208,029	(262,516)	—	404,593	(23,544)	326,562
Floating Rate Fund	223,120	—	—	223,120	(167,157,322)	—	(28,815,091)	(23,881)	(195,773,174)
Strategic Income Fund	—	—	(87,028)	(87,028)	(1,788,731)	—	(550,443)	(23,544)	(2,449,746)

*  Qualified Late-year Losses above are comprised of post-October capital losses and post-October specified losses incurred after October 31, 2018. These losses are deemed to arise on the first day of the Fund's next taxable year.

**  The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of the most recent tax year ended December 31, 2018, the following Funds had net capital loss carryforwards ("CLCFs") as summarized in the tables below.

	Short-Term Amount	Long-Term Amount	Total
INCORE Investment Quality Bond Fund	$371,133	$648,360	$1,019,493
INCORE Low Duration Bond Fund	11,656,488	19,184,462	30,840,950
High Yield Fund	2,393,087	5,707,043	8,100,130
High Income Municipal Bond Fund	262,516	—	262,516
Floating Rate Fund	25,973,092	141,184,230	167,157,322
Strategic Income Fund	555,761	1,232,970	1,788,731

During the most recent tax year ended December 31, 2018, the High Yield Fund and High Income Municipal Bond Fund utilized $753,142 and $825,294, respectively, of CLCFs.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

At June 30, 2019, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments and derivatives were as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
INCORE Investment Quality Bond Fund	$32,113,116	$778,151	$(155,603)	$622,548
INCORE Low Duration Bond Fund	277,645,163	1,446,895	(711,820)	735,075
High Yield Fund	165,458,296	2,923,357	(1,724,938)	1,198,419
Tax-Exempt Fund	64,003,582	3,785,747	(10,373)	3,775,374
High Income Municipal Bond Fund	43,178,356	2,445,522	(809,092)	1,636,430
Floating Rate Fund	576,465,090	2,750,136	(12,450,739)	(9,700,603)
Strategic Income Fund	51,155,060	1,908,915	(13,628)	1,895,287

8. Capital Contribution from Prior Custodian:

During 2016, certain Funds received notification from their prior custodian, State Street Bank and Trust ("State Street"), concerning issues related to billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the activities in question, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Funds was accounted for as a capital contribution and is reflected on the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

9. Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2019, the shareholders listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund.

	Shareholder	Percent
Strategic Income Fund	Guardian Life Insurance	70.3%

10. Recent Accounting Pronouncements:

In March 2017, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2017-08 "Premium Amortization on Purchased Callable Debt Securities" ("ASU 2017-08"), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. The Fund has adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of the beginning of the period of adoption.

As a result of the adoption of ASU 2017-08, as of January 1, 2019, the amortized cost basis of investments was reduced and unrealized appreciation of investment was increased by the amounts below. The adoption of ASU 2017-08 had no impact on beginning net assets, the current period results from operations, or any prior period information presented in the financial statements.

INCORE Investment Quality Bond Fund	$1,231
INCORE Low Duration Bond Fund	33,823
High Yield Fund	12,038
Tax-Exempt Fund	227,936

Victory Portfolios	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

High Income Municipal Bond Fund	$117,750
Floating Rate Fund	1,931
Strategic Income Fund	2,055

In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurements. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. As permitted, the Funds have early adopted ASU 2018-13 with the financial statements prepared as of June 30, 2019.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

Victory Portfolios	Supplemental Information June 30, 2019

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 42 portfolios in the Trust, nine portfolios in Victory Variable Insurance Funds and 20 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Funds Complex. Each Trustee's address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 67	Trustee	May 2005	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D. T. Andrews, 72	Vice Chair and Trustee	August 2002	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 68*	Trustee	May 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 75	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).

Victory Portfolios	Supplemental Information — continued June 30, 2019

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Sally M. Dungan, 65	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 66	Trustee	February 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor, Endgate Commodities LLC (January 2016-April 2016); Managing Partner, Endgate Commodities LLC (August 2014-January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (December 2011-July 2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 62*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 58	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 74	Chair and Trustee	November 1994	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 47**	Trustee	May 2008	Chairman and Chief Executive Officer (since 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013).	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, on the SEC's website at www.sec.gov and/or by calling 800-539-3863.

Victory Portfolios	Supplemental Information — continued June 30, 2019

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 57	President	February 2006*	Director of Fund Administration, the Adviser.
Scott A. Stahorsky, 50	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 45	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 54	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 35	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 45	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 59	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 65	Assistant Secretary	December 1997	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011-January 2018).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

Victory Portfolios	Supplemental Information — continued June 30, 2019

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the Trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 through June 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value 6/30/19	Actual Expenses Paid Period 1/1/19- 6/30/19*	Hypothetical Expenses Paid During Period 1/1/19- 6/30/19*	Annualized Expense Ratio During Period 1/1/19- 6/30/19
INCORE Investment Quality Bond Fund
Class A Shares	$1,000.00	$1,048.20	$1,020.33	$4.57	$4.51	0.90%
Class C Shares	1,000.00	1,043.70	1,016.02	8.97	8.85	1.77%
Class R Shares	1,000.00	1,045.90	1,018.35	6.59	6.51	1.30%
Class Y Shares	1,000.00	1,049.50	1,021.52	3.35	3.31	0.66%

Victory Portfolios	Supplemental Information — continued June 30, 2019

  (Unaudited)

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value 6/30/19	Actual Expenses Paid Period 1/1/19- 6/30/19*	Hypothetical Expenses Paid During Period 1/1/19- 6/30/19*	Annualized Expense Ratio During Period 1/1/19- 6/30/19
INCORE Low Duration Bond Fund
Class A Shares	$1,000.00	$1,023.00	$1,020.58	$4.26	$4.26	0.85%
Class C Shares	1,000.00	1,020.20	1,016.76	8.11	8.10	1.62%
Class R Shares	1,000.00	1,021.90	1,018.50	6.37	6.36	1.27%
Class Y Shares	1,000.00	1,025.20	1,021.72	3.11	3.11	0.62%
High Yield Fund
Class A Shares	1,000.00	1,092.10	1,019.84	5.19	5.01	1.00%
Class C Shares	1,000.00	1,089.80	1,016.36	8.81	8.50	1.70%
Class R Shares	1,000.00	1,090.00	1,018.20	6.89	6.66	1.33%
Class Y Shares	1,000.00	1,093.80	1,021.03	3.95	3.81	0.76%
Tax-Exempt Fund
Class A Shares	1,000.00	1,055.30	1,020.83	4.08	4.01	0.80%
Class C Shares	1,000.00	1,051.20	1,016.86	8.14	8.00	1.60%
Class Y Shares	1,000.00	1,057.00	1,021.37	3.52	3.46	0.69%
High Income Municipal Bond Fund
Class A Shares	1,000.00	1,052.60	1,020.83	4.07	4.01	0.80%
Class C Shares	1,000.00	1,048.60	1,017.01	7.97	7.85	1.57%
Class Y Shares	1,000.00	1,053.80	1,021.97	2.90	2.86	0.57%
Floating Rate Fund
Class A Shares	1,000.00	1,059.20	1,019.84	5.11	5.01	1.00%
Class C Shares	1,000.00	1,055.10	1,015.87	9.17	9.00	1.80%
Class R Shares	1,000.00	1,056.30	1,017.06	7.95	7.80	1.56%
Class Y Shares	1,000.00	1,059.30	1,020.93	3.98	3.91	0.78%
Strategic Income Fund
Class A Shares	1,000.00	1,069.80	1,020.08	4.88	4.76	0.95%
Class C Shares	1,000.00	1,065.50	1,016.17	8.91	8.70	1.74%
Class R Shares	1,000.00	1,067.40	1,018.15	6.87	6.71	1.34%
Class Y Shares	1,000.00	1,070.20	1,021.12	3.80	3.71	0.74%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VPRSFIF-SAR  (6/19)

June 30, 2019

Semi Annual Report

Victory RS Small Cap Growth Fund

Victory RS Select Growth Fund

Victory RS Mid Cap Growth Fund

Victory RS Growth Fund

Victory RS Science and Technology Fund

Victory RS Small Cap Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Victory Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Victory Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You may elect to receive shareholder reports and other communications from the Victory Funds or your financial intermediary electronically sooner than January 1, 2021 by notifying your financial intermediary directly or, if you are a direct investor, by calling 800-539-3863 or by sending an e-mail request to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Victory Funds, you can call 800-539-3863 or send an e-mail request to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all Victory Funds you hold directly or through your financial intermediary.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

Financial Statements
The Victory Growth Funds
Victory RS Small Cap Growth Fund
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	5
Statements of Assets and Liabilities	25
Statements of Operations	27
Statements of Changes in Net Assets	29-31
Financial Highlights	36-37
Victory RS Select Growth Fund
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	9
Statements of Assets and Liabilities	25
Statements of Operations	27
Statements of Changes in Net Assets	29-31
Financial Highlights	38-39
Victory RS Mid Cap Growth Fund
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	12
Statements of Assets and Liabilities	25
Statements of Operations	27
Statements of Changes in Net Assets	29-31
Financial Highlights	40-41
Victory RS Growth Fund
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	15
Statements of Assets and Liabilities	26
Statements of Operations	28
Statements of Changes in Net Assets	32-34
Financial Highlights	42-43
Victory RS Science and Technology Fund
Investment Objectives & Portfolio Holdings	4
Schedule of Portfolio Investments	17
Statements of Assets and Liabilities	26
Statements of Operations	28
Statements of Changes in Net Assets	32-34
Financial Highlights	44-45
Victory RS Small Cap Equity Fund
Investment Objectives & Portfolio Holdings	4
Schedule of Portfolio Investments	21
Statements of Assets and Liabilities	26
Statements of Operations	28
Statements of Changes in Net Assets	32-34
Financial Highlights	46-47
Notes to Financial Statements	48

1

Table of Contents (continued)

Supplemental Information	58
Trustee and Officer Information	58
Proxy Voting and Portfolio Holdings Information	61
Expense Examples	61
Privacy Policy (inside back cover)

The Funds are distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

2

Victory Portfolios	June 30, 2019

  (Unaudited)

Investment Objectives & Portfolio Holdings:

Victory RS Small Cap Growth Fund The Fund seeks to provide long-term capital growth.

Portfolio Holdings

As a Percentage of Total Investments

Victory RS Select Growth Fund The Fund seeks to provide long-term capital growth.

Portfolio Holdings

As a Percentage of Total Investments

  Victory RS Mid Cap Growth Fund
  The Fund seeks to provide long-term capital growth.

Portfolio Holdings

As a Percentage of Total Investments

  Victory RS Growth Fund
  The Fund seeks to provide long-term capital growth.

Portfolio Holdings

As a Percentage of Total Investments

3

Victory Portfolios	June 30, 2019

  (Unaudited)

Investment Objectives & Portfolio Holdings: (continued)

Victory RS Science and Technology Fund The Fund seeks to provide long-term capital growth.

Portfolio Holdings

As a Percentage of Total Investments

Victory RS Small Cap Equity Fund The Fund seeks to provide long-term capital growth.

Portfolio Holdings

As a Percentage of Total Investments

4

Victory Portfolios Victory RS Small Cap Growth Fund	Schedule of Portfolio Investments June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.3%)
Biotechnology (17.6%):
Aimmune Therapeutics, Inc. (a) (b)	591,930	$12,323,983
Amicus Therapeutics, Inc. (a) (b)	2,029,995	25,334,338
Apellis Pharmaceuticals, Inc. (a)	886,460	22,462,896
Arena Pharmaceuticals, Inc. (a) (b)	389,540	22,838,730
Ascendis Pharma A/S, ADR (a)	187,150	21,550,323
Audentes Therapeutics, Inc. (a)	492,627	18,650,858
Bluebird Bio, Inc. (a) (b)	159,079	20,234,849
Blueprint Medicines Corp. (a) (b)	268,778	25,353,829
Bridgebio Pharma, Inc. (a)	339,960	9,168,721
Celyad SA, ADR (a) (b) (c)	367,271	4,212,598
Cytomx Therapeutics, Inc. (a)	1,031,320	11,571,410
Epizyme, Inc. (a) (b)	910,500	11,426,775
Equillium, Inc. (a) (b) (c)	666,250	3,770,975
Fate Therapeutics, Inc. (a)	1,469,710	29,835,114
Gossamer Bio, Inc. (a)	540,830	11,995,609
Invitae Corp. (a)	1,131,430	26,588,605
Iovance Biotherapeutics, Inc. (a) (b)	1,104,045	27,071,183
Kura Oncology, Inc. (a)	1,016,100	20,007,009
Ligand Pharmaceuticals, Inc., Class B (a) (b)	170,935	19,512,230
Mirati Therapeutics, Inc. (a) (b)	137,790	14,192,370
Myovant Sciences Ltd. (a)	1,199,460	10,855,113
Sage Therapeutics, Inc. (a) (b)	108,800	19,920,192
		388,877,710
Communication Services (2.6%):
Bandwidth, Inc., Class A (a) (b)	350,210	26,272,754
QuinStreet, Inc. (a) (b)	1,376,420	21,816,257
Yelp, Inc. (a)	264,960	9,056,333
		57,145,344
Communications Equipment (1.0%):
Acacia Communications, Inc. (a)	447,520	21,105,043
Consumer Discretionary (13.2%):
Arco Platform Ltd., ADR, Class A (a) (b)	514,780	22,537,068
Dineequity, Inc. (b)	447,720	42,743,828
Eldorado Resorts, Inc. (a) (b)	479,080	22,071,216
G-III Apparel Group Ltd. (a) (b)	611,050	17,977,091
Grand Canyon Education, Inc. (a) (b)	117,254	13,721,063
Monro Muffler Brake, Inc. (b)	357,490	30,493,897
Ollie's Bargain Outlet Holdings, Inc. (a)	190,936	16,632,435
Planet Fitness, Inc., Class A (a)	318,450	23,068,518
Red Rock Resorts, Inc., Class A	787,500	16,915,500
Shake Shack, Inc., Class A (a) (b)	315,190	22,756,718
Steven Madden Ltd.	681,807	23,147,348
Strategic Education, Inc. (b)	203,430	36,210,540
		288,275,222

See notes to financial statements.

5

Victory Portfolios Victory RS Small Cap Growth Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (4.1%):
BJ's Wholesale Club Holdings, Inc. (a)	1,118,840	$29,537,376
Freshpet, Inc. (a) (b)	348,210	15,847,037
Nomad Foods Ltd., ADR (a)	2,141,360	45,739,450
		91,123,863
Electronic Equipment, Instruments & Components (0.9%):
Littelfuse, Inc.	118,246	20,918,900
Energy (1.4%):
Matador Resources Co. (a) (b)	535,920	10,654,090
Newpark Resources, Inc. (a) (b)	2,713,960	20,137,583
		30,791,673
Financials (6.5%):
eHealth, Inc. (a)	286,720	24,686,592
Essent Group Ltd. (a)	421,240	19,794,068
Firstcash, Inc. (b)	350,020	35,009,000
Kemper Corp.	451,790	38,984,959
LendingTree, Inc. (a) (b)	49,900	20,959,497
Primerica, Inc.	34,979	4,195,731
		143,629,847
Health Care Equipment & Supplies (5.9%):
Cryoport, Inc. (a) (b)	610,580	11,185,826
Glaukos Corp. (a)	249,630	18,822,102
Insulet Corp. (a) (b)	239,760	28,622,549
Irhythm Technologies, Inc. (a) (b)	167,020	13,207,942
Masimo Corp. (a)	270,340	40,231,998
Penumbra, Inc. (a) (b)	113,830	18,212,800
Silk Road Medical, Inc. (a) (b)	10,500	508,830
		130,792,047
Health Care Providers & Services (2.2%):
Hanger, Inc. (a)	746,000	14,285,900
HealthEquity, Inc. (a)	171,090	11,189,286
LHC Group, Inc. (a)	195,800	23,413,764
		48,888,950
Health Care Technology (0.3%):
Inspire Medical System, Inc. (a) (b)	114,140	6,922,591
Industrials (11.9%):
Advanced Disposal Services, Inc. (a)	479,630	15,304,993
Altra Industrial Motion Corp.	478,040	17,152,075
Armstrong World Industries, Inc.	112,050	10,891,260
Axon Enterprise, Inc. (a) (b)	467,480	30,016,891
Azul SA, ADR (a) (b)	584,440	19,543,674
Generac Holdings, Inc. (a) (b)	278,470	19,328,603
Harsco Corp. (a)	1,333,760	36,598,375
Proto Labs, Inc. (a) (b)	121,460	14,091,789
Simpson Manufacturing Co., Inc. (b)	327,350	21,755,681
Siteone Landscape Supply, Inc. (a) (b)	526,810	36,507,933

See notes to financial statements.

6

Victory Portfolios Victory RS Small Cap Growth Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Trex Co., Inc. (a) (b)	303,450	$21,757,365
Watts Water Technologies, Inc., Class A	164,660	15,343,019
		258,291,658
IT Services (10.0%):
Euronet Worldwide, Inc. (a)	326,826	54,985,206
Evo Payments, Inc. (a) (b)	826,710	26,066,166
InterXion Holding NV, ADR (a)	614,533	46,759,816
Liveramp Holdings, Inc. (a)	369,060	17,892,029
Wix.com Ltd., ADR (a)	351,350	49,926,835
WNS Holdings Ltd., ADR (a)	412,627	24,427,518
		220,057,570
Materials (2.5%):
Ashland Global Holdings, Inc.	376,490	30,107,905
Ingevity Corp. (a) (b)	232,250	24,425,733
		54,533,638
Pharmaceuticals (1.3%):
GW Pharmaceuticals PLC, ADR (a) (b)	168,867	29,110,982
Semiconductors & Semiconductor Equipment (6.4%):
Advanced Energy Industries, Inc. (a)	320,780	18,050,291
Cabot Microelectronics Corp.	255,670	28,144,154
Inphi Corp. (a) (b)	554,840	27,797,484
MKS Instruments, Inc. (b)	228,590	17,804,875
Monolithic Power Systems, Inc. (b)	171,471	23,282,332
Silicon Laboratories, Inc. (a) (b)	269,440	27,860,096
		142,939,232
Software (10.5%):
ACI Worldwide, Inc. (a)	811,980	27,883,393
Cornerstone OnDemand, Inc. (a)	760,828	44,074,766
Coupa Software, Inc. (a) (b)	400,590	50,718,698
Envestnet, Inc. (a) (b)	324,356	22,176,220
Everbridge, Inc. (a) (b)	314,740	28,144,051
Q2 Holdings, Inc. (a) (b)	214,160	16,353,258
RingCentral, Inc., Class A (a) (b)	390,148	44,835,808
		234,186,194
Total Common Stocks (Cost $1,608,082,325)		2,167,590,464
Collateral for Securities Loaned^ (16.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (d)	74,542,194	74,542,194
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (d)	96,018,884	96,018,884
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (d)	2,493,597	2,493,597
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (d)	40,992,745	40,992,745
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (d)	55,897,956	55,897,956

See notes to financial statements.

7

Victory Portfolios Victory RS Small Cap Growth Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (d)	86,955,548	$86,955,548
Total Collateral for Securities Loaned (Cost $356,900,924)		356,900,924
Total Investments (Cost $1,964,983,249) — 114.5%		2,524,491,388
Liabilities in excess of other assets — (14.5)%		(319,820,045)
NET ASSETS — 100.00%		$2,204,671,343

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2019, illiquid securities were 0.4% of the Fund's net assets.

(d)  Rate disclosed is the daily yield on June 30, 2019.

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

8

Victory Portfolios Victory RS Select Growth Fund	Schedule of Portfolio Investments June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.2%)
Communication Services (7.1%):
Boingo Wireless, Inc. (a) (b)	290,600	$5,222,082
InterActive Corp. (a)	14,610	3,178,113
Live Nation Entertainment, Inc. (a)	79,820	5,288,075
Take-Two Interactive Software, Inc. (a)	25,350	2,877,986
Yelp, Inc. (a)	39,070	1,335,413
		17,901,669
Communications Equipment (0.8%):
Viavi Solutions, Inc. (a) (b)	146,490	1,946,852
Consumer Discretionary (12.7%):
Bright Horizons Family Solutions, Inc. (a)	38,980	5,880,913
Burlington Stores, Inc. (a)	26,530	4,514,080
Domino's Pizza, Inc.	18,780	5,226,098
PVH Corp.	21,540	2,038,546
Shake Shack, Inc., Class A (a) (b)	51,280	3,702,416
Strategic Education, Inc. (b)	33,730	6,003,940
Vail Resorts, Inc.	21,660	4,834,079
		32,200,072
Consumer Staples (2.1%):
Hostess Brands, Inc. (a) (b)	331,490	4,786,715
Post Holdings, Inc. (a)	6,610	687,242
		5,473,957
Electronic Equipment, Instruments & Components (1.9%):
Littelfuse, Inc.	18,041	3,191,633
Rogers Corp. (a)	9,400	1,622,252
		4,813,885
Energy (1.0%):
Diamondback Energy, Inc.	22,876	2,492,798
Financials (3.5%):
Firstcash, Inc. (b)	51,720	5,173,034
LendingTree, Inc. (a) (b)	9,220	3,872,677
		9,045,711
Health Care (22.9%):
Dexcom, Inc. (a)	27,900	4,180,536
Exact Sciences Corp. (a)	64,580	7,623,023
GW Pharmaceuticals PLC, ADR (a) (b)	42,750	7,369,673
HealthEquity, Inc. (a)	37,770	2,470,158
Horizon Therapeutics PLC (a)	140,250	3,374,415
LHC Group, Inc. (a)	29,210	3,492,932
Ligand Pharmaceuticals, Inc., Class B (a) (b)	48,160	5,497,464
Masimo Corp. (a)	29,610	4,406,560
Neurocrine Biosciences, Inc. (a)	45,700	3,858,451
The Cooper Co., Inc.	18,050	6,080,865
Veeva Systems, Inc., Class A (a)	38,520	6,244,477
West Pharmaceutical Services, Inc.	30,016	3,756,502
		58,355,056

See notes to financial statements.

9

Victory Portfolios Victory RS Select Growth Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Industrials (14.5%):
Armstrong World Industries, Inc.	19,680	$1,912,896
Azul SA, ADR (a) (b)	100,830	3,371,755
Clean Harbors, Inc. (a)	66,050	4,696,155
Forward Air Corp.	61,320	3,627,078
HEICO Corp., Class A	45,363	4,689,173
Hexcel Corp.	51,492	4,164,673
IDEX Corp.	10,890	1,874,605
Siteone Landscape Supply, Inc. (a) (b)	65,370	4,530,141
Teledyne Technologies, Inc. (a)	17,140	4,694,132
Trex Co., Inc. (a) (b)	52,520	3,765,684
		37,326,292
IT Services (12.2%):
Black Knight, Inc. (a) (b)	118,629	7,135,534
Euronet Worldwide, Inc. (a)	59,902	10,077,912
GoDaddy, Inc., Class A (a)	67,907	4,763,676
InterXion Holding NV, ADR (a)	72,110	5,486,850
WEX, Inc. (a)	16,090	3,348,329
		30,812,301
Materials (2.7%):
Ashland Global Holdings, Inc.	55,310	4,423,141
Berry Global Group, Inc. (a)	50,690	2,665,787
		7,088,928
Semiconductors & Semiconductor Equipment (4.9%):
Cree, Inc. (a) (b)	38,500	2,162,930
MKS Instruments, Inc.	34,890	2,717,582
Monolithic Power Systems, Inc. (b)	34,595	4,697,309
Silicon Laboratories, Inc. (a) (b)	28,750	2,972,750
		12,550,571
Software (11.9%):
ACI Worldwide, Inc. (a)	138,630	4,760,554
Coupa Software, Inc. (a)	25,270	3,199,435
Docusign, Inc. (a) (b)	82,800	4,115,988
Fair Isaac Corp. (a)	14,270	4,481,065
Paycom Software, Inc. (a)	25,095	5,689,538
RingCentral, Inc., Class A (a)	67,610	7,769,741
		30,016,321
Total Common Stocks (Cost $174,404,625)		250,024,413
Collateral for Securities Loaned^ (12.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (c)	6,607,285	6,607,285
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (c)	8,510,939	8,510,939
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (c)	221,028	221,028
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (c)	3,633,523	3,633,523

See notes to financial statements.

10

Victory Portfolios Victory RS Select Growth Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (c)	4,954,693	$4,954,693
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (c)	7,707,582	7,707,582
Total Collateral for Securities Loaned (Cost $31,635,050)		31,635,050
Total Investments (Cost $206,039,675) — 110.6%		281,659,463
Liabilities in excess of other assets — (10.6)%		(27,054,961)
NET ASSETS — 100.00%		$254,604,502

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2019.

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

11

Victory Portfolios Victory RS Mid Cap Growth Fund	Schedule of Portfolio Investments June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.1%)
Communication Services (4.4%):
InterActive Corp. (a)	35,980	$7,826,729
Live Nation Entertainment, Inc. (a)	141,510	9,375,038
Take-Two Interactive Software, Inc. (a)	53,870	6,115,861
		23,317,628
Consumer Discretionary (15.2%):
Burlington Stores, Inc. (a)	36,590	6,225,789
Domino's Pizza, Inc.	32,080	8,927,222
Ferrari NV, ADR (b)	39,290	6,342,192
Grand Canyon Education, Inc. (a)	57,460	6,723,969
Hasbro, Inc.	65,620	6,934,722
Hilton Worldwide Holdings, Inc.	72,820	7,117,427
O'Reilly Automotive, Inc. (a)	24,360	8,996,634
PVH Corp.	44,440	4,205,802
Tractor Supply Co.	45,560	4,956,928
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	15,050	5,220,695
Under Armour, Inc., Class C (a)	310,650	6,896,430
Vail Resorts, Inc.	35,250	7,867,095
		80,414,905
Consumer Staples (1.3%):
Post Holdings, Inc. (a)	13,700	1,424,389
Tyson Foods, Inc., Class A (b)	64,700	5,223,878
		6,648,267
Electronic Equipment, Instruments & Components (2.4%):
Amphenol Corp., Class A	61,300	5,881,122
Trimble Navigation Ltd. (a)	147,050	6,633,426
		12,514,548
Energy (1.3%):
Concho Resources, Inc.	25,905	2,672,878
Diamondback Energy, Inc.	37,400	4,075,478
		6,748,356
Financials (4.6%):
Kemper Corp.	124,190	10,716,355
LendingTree, Inc. (a) (b)	12,060	5,065,562
SVB Financial Group (a)	11,470	2,576,047
The Progressive Corp.	71,740	5,734,178
		24,092,142
Health Care (14.2%):
Align Technology, Inc. (a)	17,340	4,745,958
Bluebird Bio, Inc. (a) (b)	58,480	7,438,656
Dexcom, Inc. (a)	44,980	6,739,803
Exact Sciences Corp. (a) (b)	92,590	10,929,323
GW Pharmaceuticals PLC, ADR (a) (b)	29,220	5,037,236
Intuitive Surgical, Inc. (a)	10,320	5,413,356
IQVIA Holdings, Inc. (a)	64,190	10,328,171

See notes to financial statements.

12

Victory Portfolios Victory RS Mid Cap Growth Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Sage Therapeutics, Inc. (a) (b)	34,430	$6,303,789
The Cooper Co., Inc.	30,670	10,332,417
WellCare Health Plans, Inc. (a)	31,470	8,971,153
		76,239,862
Industrials (16.5%):
AMETEK, Inc.	66,310	6,023,600
Clean Harbors, Inc. (a)	121,230	8,619,453
HEICO Corp., Class A (b)	94,300	9,747,791
Hexcel Corp.	104,380	8,442,254
IDEX Corp.	22,490	3,871,429
IHS Markit Ltd. (a)	87,330	5,564,668
Ingersoll-Rand PLC	70,990	8,992,303
Rockwell Automation, Inc.	36,530	5,984,710
Roper Technologies, Inc.	21,790	7,980,805
Spirit Airlines, Inc. (a)	72,390	3,455,175
Teledyne Technologies, Inc. (a)	31,810	8,711,805
Verisk Analytics, Inc., Class A	38,540	5,644,568
Woodward, Inc.	36,350	4,113,366
		87,151,927
IT Services (17.3%):
Black Knight, Inc. (a)	218,884	13,165,873
Euronet Worldwide, Inc. (a) (b)	117,771	19,813,793
Global Payments, Inc.	43,890	7,028,106
GoDaddy, Inc., Class A (a)	101,360	7,110,404
Okta, Inc. (a)	64,000	7,904,640
Square, Inc., Class A (a) (b)	65,610	4,758,693
Total System Services, Inc.	45,490	5,835,002
Twilio, Inc. (a) (b)	104,920	14,305,842
WEX, Inc. (a)	20,150	4,193,215
Wix.com Ltd., ADR (a)	61,300	8,710,730
		92,826,298
Materials (1.3%):
Berry Global Group, Inc. (a)	132,850	6,986,582
Semiconductors & Semiconductor Equipment (5.8%):
Cree, Inc. (a) (b)	78,290	4,398,332
Lam Research Corp.	34,680	6,514,291
Marvell Technology Group Ltd., ADR	368,410	8,793,946
Microchip Technology, Inc. (b)	68,400	5,930,280
Monolithic Power Systems, Inc. (b)	37,600	5,105,328
		30,742,177
Software (13.8%):
Docusign, Inc. (a) (b)	157,930	7,850,700
Dropbox, Inc. (a)	364,050	9,119,453
Fair Isaac Corp. (a)	34,220	10,745,764
Proofpoint, Inc. (a)	68,280	8,210,670
RingCentral, Inc., Class A (a)	97,100	11,158,732
ServiceNow, Inc. (a)	54,010	14,829,525

See notes to financial statements.

13

Victory Portfolios Victory RS Mid Cap Growth Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Slack Technologies, Inc., Class A (a)	102,190	$3,832,125
Zendesk, Inc. (a)	89,350	7,954,831
		73,701,800
Total Common Stocks (Cost $420,133,304)		521,384,492
Collateral for Securities Loaned^ (9.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (c)	10,772,700	10,772,700
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (c)	13,876,471	13,876,471
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (c)	360,370	360,370
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (c)	5,924,196	5,924,196
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (c)	8,078,269	8,078,269
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (c)	12,566,655	12,566,655
Total Collateral for Securities Loaned (Cost $51,578,661)		51,578,661
Total Investments (Cost $471,711,965) — 107.8%		572,963,153
Liabilities in excess of other assets — (7.8)%		(41,525,221)
NET ASSETS — 100.00%		$531,437,932

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2019.

(d)  Amount represents less than 0.05% of net assets.

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

14

Victory Portfolios Victory RS Growth Fund	Schedule of Portfolio Investments June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)
Communication Services (14.4%):
Alphabet, Inc., Class C (a)	8,651	$9,350,952
Facebook, Inc., Class A (a)	51,250	9,891,250
InterActive Corp. (a)	24,290	5,283,804
Netflix, Inc. (a)	24,930	9,157,288
The Walt Disney Co.	28,000	3,909,920
		37,593,214
Consumer Discretionary (17.2%):
Amazon.com, Inc. (a)	8,870	16,796,498
Domino's Pizza, Inc.	21,980	6,116,594
Ferrari NV, ADR (b)	24,100	3,890,222
Hilton Worldwide Holdings, Inc.	26,220	2,562,743
The Home Depot, Inc.	28,205	5,865,794
The TJX Co., Inc.	122,810	6,494,193
Vail Resorts, Inc.	14,000	3,124,520
		44,850,564
Consumer Staples (2.9%):
Keurig Dr Pepper, Inc. (b)	139,270	4,024,903
Tyson Foods, Inc., Class A (b)	43,980	3,550,945
		7,575,848
Electronic Equipment, Instruments & Components (1.2%):
Amphenol Corp., Class A	33,640	3,227,422
Energy (0.9%):
EOG Resources, Inc.	24,365	2,269,843
Financials (2.3%):
The Progressive Corp.	73,670	5,888,443
Health Care (16.8%):
BeiGene Ltd., ADR (a) (b)	13,000	1,611,350
Bluebird Bio, Inc. (a) (b)	22,990	2,924,328
Exact Sciences Corp. (a)	33,900	4,001,556
Illumina, Inc. (a)	12,320	4,535,608
Intuitive Surgical, Inc. (a)	7,880	4,133,454
IQVIA Holdings, Inc. (a)	33,640	5,412,676
Merck & Co., Inc.	77,300	6,481,605
Neurocrine Biosciences, Inc. (a)	27,180	2,294,807
Sage Therapeutics, Inc. (a) (b)	14,710	2,693,254
The Cooper Co., Inc.	10,740	3,618,199
UnitedHealth Group, Inc.	24,060	5,870,881
		43,577,718
Industrials (12.1%):
AMETEK, Inc.	52,660	4,783,634
Caterpillar, Inc.	26,140	3,562,621
IHS Markit Ltd. (a)	53,000	3,377,160
Ingersoll-Rand PLC	85,990	10,892,353
Roper Technologies, Inc.	15,800	5,786,908
Woodward, Inc.	28,600	3,236,376
		31,639,052

See notes to financial statements.

15

Victory Portfolios Victory RS Growth Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
IT Services (12.3%):
Black Knight, Inc. (a) (b)	117,890	$7,091,084
PayPal Holdings, Inc. (a)	44,470	5,090,036
Twilio, Inc. (a) (b)	51,080	6,964,758
Visa, Inc., Class A	73,097	12,685,984
		31,831,862
Semiconductors & Semiconductor Equipment (6.0%):
Broadcom, Inc.	11,870	3,416,898
KLA-Tencor Corp.	24,500	2,895,900
Lam Research Corp.	18,090	3,398,026
Marvell Technology Group Ltd., ADR	145,350	3,469,505
Microchip Technology, Inc. (b)	28,510	2,471,817
		15,652,146
Software (9.2%):
Fair Isaac Corp. (a)	12,700	3,988,054
Salesforce.com, Inc. (a)	33,940	5,149,716
ServiceNow, Inc. (a)	32,060	8,802,714
Workday, Inc. (a)	29,200	6,002,936
		23,943,420
Technology Hardware, Storage & Peripherals (4.5%):
Apple, Inc.	58,547	11,587,622
Total Common Stocks (Cost $176,091,683)		259,637,154
Collateral for Securities Loaned^ (8.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (c)	4,401,948	4,401,948
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (c)	5,670,213	5,670,213
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (c)	147,255	147,255
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (c)	2,420,749	2,420,749
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (c)	3,300,948	3,300,948
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (c)	5,134,995	5,134,995
Total Collateral for Securities Loaned (Cost $21,076,108)		21,076,108
Total Investments (Cost $197,167,791) — 107.9%		280,713,262
Liabilities in excess of other assets — (7.9)%		(20,462,164)
NET ASSETS — 100.00%		$260,251,098

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2019.

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

16

Victory Portfolios Victory RS Science and Technology Fund	Schedule of Portfolio Investments June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.7%)
Biotechnology (27.8%):
Adverum Biotechnologies, Inc. (a)	99,680	$1,185,195
Aimmune Therapeutics, Inc. (a) (b)	78,100	1,626,042
Albireo Pharma, Inc. (a)	29,810	961,074
Allakos, Inc. (a) (b)	29,990	1,299,467
Alpine Immune Sciences, Inc. (a) (b) (c)	65,297	274,900
Amicus Therapeutics, Inc. (a)	156,700	1,955,616
Apellis Pharmaceuticals, Inc. (a)	100,313	2,541,931
Arena Pharmaceuticals, Inc. (a)	26,390	1,547,246
Ascendis Pharma A/S, ADR (a)	16,460	1,895,369
Atreca, Inc., Class A (a) (b)	53,272	1,003,644
Audentes Therapeutics, Inc. (a)	48,410	1,832,803
Autolus Therapeutics PLC, ADR (a)	51,590	830,599
Avrobio, Inc. (a)	52,930	860,642
BeiGene Ltd., ADR (a) (b)	13,290	1,647,296
Bicycle Therapeutics Ltd., ADR (a)	72,270	727,036
Bluebird Bio, Inc. (a) (b)	25,240	3,210,528
Blueprint Medicines Corp. (a)	25,130	2,370,513
Bridgebio Pharma, Inc. (a)	42,750	1,152,968
Celyad SA, ADR (a) (b) (c)	57,900	664,113
Crinetics Pharmaceuticals, Inc. (a) (b)	35,990	899,750
Cytomx Therapeutics, Inc. (a)	155,400	1,743,588
Eidos Therapeutics, Inc. (a) (b)	57,100	1,774,668
Epizyme, Inc. (a)	93,030	1,167,527
Equillium, Inc. (a) (b) (c)	188,270	1,065,608
Evlo Biosciences, Inc. (a) (b)	29,449	264,452
Exact Sciences Corp. (a)	24,810	2,928,572
Fate Therapeutics, Inc. (a)	253,100	5,137,930
Galapagos NV, ADR (a) (b)	16,950	2,185,364
Gossamer Bio, Inc. (a)	42,830	949,969
Gritstone Oncology, Inc. (a) (b)	150,580	1,677,461
Homology Medicines, Inc. (a) (b)	64,390	1,260,112
Ideaya Biosciences, Inc. (a)	77,440	771,302
Invitae Corp. (a)	70,465	1,655,928
Iovance Biotherapeutics, Inc. (a) (b)	97,280	2,385,306
Kezar Life Sciences, Inc. (a) (b)	243,176	1,874,887
Kiniksa Pharmaceuticals Ltd., Class A (a) (b)	39,469	534,410
Kura Oncology, Inc. (a)	158,770	3,126,181
Ligand Pharmaceuticals, Inc., Class B (a) (b)	10,560	1,205,424
MacroGenics, Inc. (a)	54,620	926,901
Matinas BioPharma Holdings, Inc. (a) (b)	855,910	733,173
Mirati Therapeutics, Inc. (a) (b)	21,400	2,204,200
Myovant Sciences Ltd. (a)	156,160	1,413,248
Neurocrine Biosciences, Inc. (a)	7,770	656,021
Precision BioSciences, Inc. (a) (b)	71,200	943,400
REGENXBIO, Inc. (a) (b)	20,870	1,072,092
Replimune Group, Inc. (a) (b)	89,220	1,307,965
Sage Therapeutics, Inc. (a) (b)	16,450	3,011,831
Scholar Rock Holding Corp. (a)	50,980	808,543

See notes to financial statements.

17

Victory Portfolios Victory RS Science and Technology Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Surface Oncology, Inc. (a)	226,500	$638,730
Twist Bioscience Corp. (a) (b)	69,840	2,026,058
Xencor, Inc. (a) (b)	25,740	1,053,538
		76,991,121
Communication Services (10.5%):
Boingo Wireless, Inc. (a) (b)	310,690	5,583,099
Facebook, Inc., Class A (a)	45,540	8,789,220
Match Group, Inc. (b)	52,370	3,522,930
Netflix, Inc. (a)	15,230	5,594,283
Take-Two Interactive Software, Inc. (a)	21,490	2,439,760
Yelp, Inc. (a)	97,850	3,344,513
		29,273,805
Communications Equipment (2.9%):
Acacia Communications, Inc. (a)	56,480	2,663,597
Lumentum Holdings, Inc. (a)	48,300	2,579,703
Viavi Solutions, Inc. (a)	212,990	2,830,637
		8,073,937
Consumer Discretionary (4.5%):
Amazon.com, Inc. (a)	4,930	9,335,596
Arco Platform Ltd., ADR, Class A (a)	52,910	2,316,400
Waitr Holdings, Inc. (a) (b)	146,030	918,529
		12,570,525
Electronic Equipment, Instruments & Components (2.5%):
Airgain, Inc. (a) (b)	97,370	1,377,786
Fabrinet (a)	58,010	2,881,357
Flextronics International Ltd. (a)	275,990	2,641,224
		6,900,367
Financials (1.0%):
LendingTree, Inc. (a) (b)	6,720	2,822,602
Health Care Equipment & Supplies (1.6%):
Cryoport, Inc. (a) (b)	182,310	3,339,919
Quotient Ltd. (a) (b)	121,440	1,135,464
		4,475,383
Health Care Technology (1.1%):
Veeva Systems, Inc., Class A (a)	19,120	3,099,543
IT Services (9.1%):
Euronet Worldwide, Inc. (a)	16,530	2,781,007
Global Payments, Inc.	16,620	2,661,361
GoDaddy, Inc., Class A (a)	47,560	3,336,334
Twilio, Inc. (a) (b)	41,940	5,718,518
Visa, Inc., Class A	31,310	5,433,851
Wix.com Ltd., ADR (a)	37,990	5,398,379
		25,329,450

See notes to financial statements.

18

Victory Portfolios Victory RS Science and Technology Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Life Sciences Tools & Services (1.8%):
Adaptive Biotechnologies Corp. (a)	32,790	$1,583,757
Genfit, ADR (a) (b)	34,240	676,240
Illumina, Inc. (a)	4,270	1,572,001
Neogenomics, Inc. (a)	59,760	1,311,134
		5,143,132
Pharmaceuticals (2.2%):
GW Pharmaceuticals PLC, ADR (a) (b)	19,410	3,346,090
Kaleido Biosciences, Inc. (a) (b)	49,780	577,448
MyoKardia, Inc. (a)	16,180	811,265
NGM Biopharmaceuticals, Inc. (a) (b)	66,440	972,682
Sienna Biopharmaceuticals, Inc. (a) (b)	410,700	357,309
		6,064,794
Semiconductors & Semiconductor Equipment (17.0%):
Broadcom, Inc.	14,560	4,191,242
Cohu, Inc.	226,510	3,495,049
Cree, Inc. (a) (b)	42,240	2,373,043
Inphi Corp. (a)	88,230	4,420,323
KLA-Tencor Corp.	30,210	3,570,822
Lam Research Corp.	19,310	3,627,190
Lattice Semiconductor Corp. (a)	195,800	2,856,722
Ma-Com Technology Solutions Holdings, Inc. (a) (b)	265,120	4,011,266
Marvell Technology Group Ltd., ADR (b)	250,740	5,985,164
MKS Instruments, Inc.	36,610	2,851,553
Monolithic Power Systems, Inc. (b)	20,690	2,809,288
Semtech Corp. (a)	83,220	3,998,721
Ultra Clean Holdings, Inc. (a)	208,910	2,908,027
		47,098,410
Software (14.7%):
Cornerstone OnDemand, Inc. (a)	86,490	5,010,366
Coupa Software, Inc. (a) (b)	26,340	3,334,907
Docusign, Inc. (a) (b)	55,180	2,742,998
Dropbox, Inc. (a)	117,930	2,954,147
Fair Isaac Corp. (a)	8,020	2,518,440
Paycom Software, Inc. (a)	19,290	4,373,429
Proofpoint, Inc. (a)	29,709	3,572,507
RingCentral, Inc., Class A (a)	78,760	9,051,098
ServiceNow, Inc. (a)	12,880	3,536,462
Zendesk, Inc. (a)	40,850	3,636,876
		40,731,230
Total Common Stocks (Cost $201,085,801)		268,574,299
Collateral for Securities Loaned^ (19.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (d)	11,566,621	11,566,621
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (d)	14,899,133	14,899,133
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (d)	386,928	386,928
See notes to financial statements.

19

Victory Portfolios Victory RS Science and Technology Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (d)	6,360,794	$6,360,794
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (d)	8,673,617	8,673,617
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (d)	13,492,786	13,492,786
Total Collateral for Securities Loaned (Cost $55,379,879)		55,379,879
Total Investments (Cost $256,465,680) — 116.6%		323,954,178
Liabilities in excess of other assets — (16.6)%		(46,103,641)
NET ASSETS — 100.00%		$277,850,537

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2019, illiquid securities were 0.7% of the Fund's net assets.

(d)  Rate disclosed is the daily yield on June 30, 2019.

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

20

Victory Portfolios Victory RS Small Cap Equity Fund	Schedule of Portfolio Investments June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.4%)
Biotechnology (17.6%):
Aimmune Therapeutics, Inc. (a) (b)	19,370	$403,283
Amicus Therapeutics, Inc. (a)	66,684	832,216
Apellis Pharmaceuticals, Inc. (a)	28,770	729,032
Arena Pharmaceuticals, Inc. (a)	12,680	743,428
Ascendis Pharma A/S, ADR (a)	6,100	702,415
Audentes Therapeutics, Inc. (a)	16,050	607,653
Bluebird Bio, Inc. (a) (b)	5,177	658,514
Blueprint Medicines Corp. (a)	8,698	820,482
Bridgebio Pharma, Inc. (a)	11,030	297,479
Celyad SA, ADR (a) (b) (c)	10,686	122,568
Cytomx Therapeutics, Inc. (a)	33,460	375,421
Epizyme, Inc. (a) (b)	29,790	373,865
Equillium, Inc. (a) (c)	22,818	129,150
Fate Therapeutics, Inc. (a)	48,060	975,619
Gossamer Bio, Inc. (a) (b)	17,550	389,259
Invitae Corp. (a)	36,820	865,270
Iovance Biotherapeutics, Inc. (a) (b)	35,631	873,673
Kura Oncology, Inc. (a)	33,310	655,874
Ligand Pharmaceuticals, Inc., Class B (a) (b)	5,607	640,039
Mirati Therapeutics, Inc. (a) (b)	4,490	462,470
Myovant Sciences Ltd. (a)	38,920	352,226
Sage Therapeutics, Inc. (a) (b)	3,547	649,420
		12,659,356
Communication Services (2.6%):
Bandwidth, Inc., Class A (a) (b)	11,590	869,482
QuinStreet, Inc. (a)	44,430	704,215
Yelp, Inc. (a)	8,660	295,999
		1,869,696
Communications Equipment (1.0%):
Acacia Communications, Inc. (a)	14,560	686,650
Consumer Discretionary (13.2%):
Arco Platform Ltd., ADR, Class A (a)	16,863	738,262
Dineequity, Inc.	14,530	1,387,178
Eldorado Resorts, Inc. (a) (b)	15,540	715,928
G-III Apparel Group Ltd. (a) (b)	19,870	584,575
Grand Canyon Education, Inc. (a)	3,861	451,814
Monro Muffler Brake, Inc.	11,910	1,015,923
Ollie's Bargain Outlet Holdings, Inc. (a)	6,191	539,298
Planet Fitness, Inc., Class A (a)	10,390	752,652
Red Rock Resorts, Inc., Class A	25,702	552,079
Shake Shack, Inc., Class A (a)	10,220	737,884
Steven Madden Ltd.	22,069	749,243
Strategic Education, Inc.	6,600	1,174,800
		9,399,636

See notes to financial statements.

21

Victory Portfolios Victory RS Small Cap Equity Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (4.1%):
BJ's Wholesale Club Holdings, Inc. (a)	36,290	$958,056
Freshpet, Inc. (a)	11,290	513,808
Nomad Foods Ltd., ADR (a)	69,440	1,483,238
		2,955,102
Electronic Equipment, Instruments & Components (1.0%):
Littelfuse, Inc.	3,877	685,880
Energy (1.4%):
Matador Resources Co. (a)	17,460	347,105
Newpark Resources, Inc. (a) (b)	88,870	659,415
		1,006,520
Financials (6.5%):
eHealth, Inc. (a)	9,301	800,816
Essent Group Ltd. (a)	13,660	641,883
Firstcash, Inc. (b)	11,390	1,139,228
Kemper Corp.	14,760	1,273,640
LendingTree, Inc. (a) (b)	1,620	680,449
Primerica, Inc.	1,130	135,544
		4,671,560
Health Care Equipment & Supplies (5.8%):
Cryoport, Inc. (a)	19,800	362,736
Glaukos Corp. (a)	8,060	607,724
Insulet Corp. (a) (b)	7,800	931,164
Irhythm Technologies, Inc. (a)	4,120	325,810
Masimo Corp. (a)	8,815	1,311,848
Penumbra, Inc. (a) (b)	3,750	600,000
Silk Road Medical, Inc. (a)	280	13,569
		4,152,851
Health Care Providers & Services (2.2%):
Hanger, Inc. (a) (b)	24,270	464,771
HealthEquity, Inc. (a)	5,610	366,894
LHC Group, Inc. (a)	6,390	764,116
		1,595,781
Health Care Technology (0.3%):
Inspire Medical System, Inc. (a) (b)	3,780	229,257
Industrials (11.9%):
Advanced Disposal Services, Inc. (a)	15,710	501,306
Altra Industrial Motion Corp.	15,510	556,499
Armstrong World Industries, Inc.	3,630	352,836
Axon Enterprise, Inc. (a)	15,227	977,726
Azul SA, ADR (a)	18,950	633,688
Generac Holdings, Inc. (a) (b)	9,030	626,772
Harsco Corp. (a)	43,280	1,187,603
Proto Labs, Inc. (a)	3,940	457,119
Simpson Manufacturing Co., Inc.	10,650	707,799
Siteone Landscape Supply, Inc. (a) (b)	17,080	1,183,644

See notes to financial statements.

22

Victory Portfolios Victory RS Small Cap Equity Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Trex Co., Inc. (a) (b)	9,850	$706,245
Watts Water Technologies, Inc., Class A	5,340	497,581
		8,388,818
IT Services (10.0%):
Euronet Worldwide, Inc. (a)	10,607	1,784,521
Evo Payments, Inc. (a)	26,820	845,635
InterXion Holding NV, ADR (a)	19,944	1,517,539
Liveramp Holdings, Inc. (a)	11,972	580,403
Wix.com Ltd., ADR (a)	11,430	1,624,203
WNS Holdings Ltd., ADR (a)	13,588	804,410
		7,156,711
Materials (2.5%):
Ashland Global Holdings, Inc.	12,500	999,625
Ingevity Corp. (a) (b)	7,530	791,930
		1,791,555
Pharmaceuticals (1.3%):
GW Pharmaceuticals PLC, ADR (a) (b)	5,500	948,145
Semiconductors & Semiconductor Equipment (6.5%):
Advanced Energy Industries, Inc. (a)	10,410	585,771
Cabot Microelectronics Corp.	8,300	913,663
Inphi Corp. (a)	18,100	906,810
MKS Instruments, Inc.	7,550	588,070
Monolithic Power Systems, Inc. (b)	5,588	758,739
Silicon Laboratories, Inc. (a) (b)	8,780	907,852
		4,660,905
Software (10.5%):
ACI Worldwide, Inc. (a)	26,330	904,172
Cornerstone OnDemand, Inc. (a)	24,942	1,444,890
Coupa Software, Inc. (a)	12,990	1,644,664
Envestnet, Inc. (a)	10,560	721,987
Everbridge, Inc. (a) (b)	10,210	912,978
Q2 Holdings, Inc. (a)	6,950	530,702
RingCentral, Inc., Class A (a)	12,699	1,459,369
		7,618,762
Total Common Stocks (Cost $55,053,315)		70,477,185
Collateral for Securities Loaned^ (15.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (d)	2,263,945	2,263,945
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (d)	2,916,220	2,916,220
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (d)	75,734	75,734
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (d)	1,245,004	1,245,004
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (d)	1,697,695	1,697,695

See notes to financial statements.

23

Victory Portfolios Victory RS Small Cap Equity Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (d)	2,640,955	$2,640,955
Total Collateral for Securities Loaned (Cost $10,839,553)		10,839,553
Total Investments (Cost $65,892,868) — 113.5%		81,316,738
Liabilities in excess of other assets — (13.5)%		(9,674,762)
NET ASSETS — 100.00%		$71,641,976

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2019, illiquid securities were 0.4% of the Fund's net assets.

(d)  Rate disclosed is the daily yield on June 30, 2019.

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

24

Victory Portfolios	Statements of Assets and Liabilities June 30, 2019

  (Unaudited)

	Victory RS Small Cap Growth Fund		Victory RS Select Growth Fund		Victory RS Mid Cap Growth Fund
ASSETS:
Investments, at value (Cost $1,964,983,249, $206,039,675 and $471,711,965)	$2,524,491,388	(a)	$281,659,463	(b)	$572,963,153	(c)
Cash and cash equivalents	54,746,482		6,199,612		9,801,647
Interest and dividends receivable	696,578		64,770		161,909
Receivable for capital shares issued	1,159,765		11,181		279,663
Receivable for investments sold	1,647,820		1,512,920		1,001,556
Receivable from Adviser	97,810		72,614		134,468
Prepaid expenses	56,416		30,350		42,461
Total Assets	2,582,896,259		289,550,910		584,384,857
LIABILITIES:
Payables:
Collateral received on loaned securities	356,900,924		31,635,050		51,578,661
Investments purchased	16,555,877		571,055		623,578
Capital shares redeemed	2,438,893		2,399,158		250,291
Accrued expenses and other payables:
Investment advisory fees	1,672,344		209,259		361,781
Administration fees	108,530		12,720		26,146
Custodian fees	24,999		1,754		1,914
Transfer agent fees	336,906		71,929		73,949
Chief Compliance Officer fees	1,385		183		301
Trustees' fees	5,645		—		465
12b-1 fees	79,341		24,357		18,746
Other accrued expenses	100,072		20,943		11,093
Total Liabilities	378,224,916		34,946,408		52,946,925
NET ASSETS:
Capital	1,583,892,813		138,915,824		436,707,595
Total distributable earnings/(loss)	620,778,530		115,688,678		94,730,337
Net Assets	$2,204,671,343		$254,604,502		$531,437,932
Net Assets
Class A Shares	$691,543,304		$106,684,207		$93,777,216
Class C Shares	17,864,732		32,624,815		22,045,511
Class R Shares	9,464,747		848,500		952,889
Class R6 Shares	311,471,014		274,449		16,189,952
Class Y Shares	1,174,327,546		114,172,531		398,472,364
Total	$2,204,671,343		$254,604,502		$531,437,932
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	8,617,102		2,924,739		3,608,050
Class C Shares	261,658		1,091,471		977,329
Class R Shares	129,295		27,952		40,067
Class R6 Shares	3,709,418		7,132		598,551
Class Y Shares	14,008,493		2,976,453		14,743,345
Total	26,725,966		7,027,747		19,967,342
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$80.25		$36.48		$25.99
Class C Shares (d)	68.28		29.89		22.56
Class R Shares	73.20		30.36		23.78
Class R6 Shares	83.97		38.48		27.05
Class Y Shares	83.83		38.36		27.03
Maximum Sales Charge — Class A Shares	5.75%		5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$85.15		$38.71		$27.58

(a)  Includes $354,414,246 of securities on loan.

(b)  Includes $30,791,667 of securities on loan.

(c)  Includes $50,644,849 of securities on loan.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

25

Victory Portfolios	Statements of Assets and Liabilities June 30, 2019

  (Unaudited)

	Victory RS Growth Fund		Victory RS Science and Technology Fund		Victory RS Small Cap Equity Fund
ASSETS:
Investments, at value (Cost $197,167,791, $256,465,680 and $65,892,868)	$280,713,262	(a)	$323,954,178	(b)	$81,316,738	(c)
Cash and cash equivalents	1,954,330		10,397,990		1,624,735
Interest and dividends receivable	89,485		121,002		22,392
Receivable for capital shares issued	4,643		1,438,738		4,797
Receivable for investments sold	5,548,288		100,990		55,856
Receivable from Adviser	70,953		5,498		7,270
Prepaid expenses	11,448		20,257		29,328
Total Assets	288,392,409		336,038,653		83,061,116
LIABILITIES:
Payables:
Collateral received on loaned securities	21,076,108		55,379,879		10,839,553
Investments purchased	6,496,021		2,356,636		507,809
Capital shares redeemed	328,012		145,135		94
Accrued expenses and other payables:
Investment advisory fees	157,788		220,761		42,904
Administration fees	12,940		13,586		3,522
Custodian fees	1,736		497		398
Transfer agent fees	28,565		38,439		10,325
Chief Compliance Officer fees	171		177		47
Trustees' fees	115		118		24
12b-1 fees	24,937		24,461		7,363
Other accrued expenses	14,918		8,427		7,101
Total Liabilities	28,141,311		58,188,116		11,419,140
NET ASSETS:
Capital	162,960,740		186,877,024		48,511,456
Total distributable earnings/(loss)	97,290,358		90,973,513		23,130,520
Net Assets	$260,251,098		$277,850,537		$71,641,976
Net Assets
Class A Shares	$223,397,188		$186,323,615		$64,577,313
Class C Shares	4,753,542		13,418,652		633,775
Class R Shares	521,097		809,000		2,797,607
Class Y Shares	31,579,271		77,299,270		3,633,281
Total	$260,251,098		$277,850,537		$71,641,976
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	10,991,063		7,847,090		3,779,056
Class C Shares	280,095		722,493		109,742
Class R Shares	28,106		39,879		206,192
Class Y Shares	1,493,231		3,024,400		207,427
Total	12,792,495		11,633,862		4,302,417
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$20.33		$23.74		$17.09
Class C Shares (d)	16.97		18.57		5.78
Class R Shares	18.54		20.29		13.57
Class Y Shares	21.15		25.56		17.52
Maximum Sales Charge — Class A Shares	5.75%		5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$21.57		$25.19		$18.13

(a)  Includes $20,665,064 of securities on loan.

(b)  Includes $54,597,012 of securities on loan.

(c)  Includes $10,832,077 of securities on loan.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

26

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2019

  (Unaudited)

	Victory RS Small Cap Growth Fund	Victory RS Select Growth Fund	Victory RS Mid Cap Growth Fund
Investment Income:
Dividends	$3,215,078	$453,662	$1,142,504
Interest	566,994	34,477	85,829
Securities lending (net of fees)	238,161	22,021	27,361
Foreign tax withholding	—	—	(15,639)
Total Income	4,020,233	510,160	1,240,055
Expenses:
Investment advisory fees	9,515,106	1,300,790	1,790,550
Administration fees	632,556	82,209	133,005
12b-1 fees — Class A Shares	777,181	128,636	109,155
12b-1 fees — Class C Shares	83,714	166,749	105,024
12b-1 fees — Class R Shares	21,366	2,100	2,940
Custodian fees	37,947	6,473	9,443
Transfer agent fees	61,672	18,208	13,128
Transfer agent fees — Class A Shares	403,811	73,573	58,878
Transfer agent fees — Class C Shares	9,229	20,863	9,803
Transfer agent fees — Class R Shares	7,057	2,004	2,442
Transfer agent fees — Class R6 Shares	2,791	49	83
Transfer agent fees — Class Y Shares	528,733	69,990	160,314
Trustees' fees	84,261	12,590	17,470
Chief Compliance Officer fees	7,948	1,118	1,638
Legal and audit fees	80,034	14,732	19,659
State registration and filing fees	75,729	40,192	52,287
Interfund lending fees	—	976	—
Other expenses	105,783	20,919	21,395
Total Expenses	12,434,918	1,962,171	2,507,214
Expenses waived/reimbursed by Adviser	(224,361)	(167,694)	(265,237)
Net Expenses	12,210,557	1,794,477	2,241,977
Net Investment Income (Loss)	(8,190,324)	(1,284,317)	(1,001,922)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	91,094,416	26,004,430	8,116,052
Net change in unrealized appreciation/depreciation on investment securities	434,012,759	35,723,214	99,926,019
Net realized/unrealized gains (losses) on investments	525,107,175	61,727,644	108,042,071
Change in net assets resulting from operations	$516,916,851	$60,443,327	$107,040,149

See notes to financial statements.

27

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2019

  (Unaudited)

	Victory RS Growth Fund	Victory RS Science and Technology Fund	Victory RS Small Cap Equity Fund
Investment Income:
Dividends	$1,251,042	$197,700	$107,296
Interest	38,607	75,682	14,866
Securities lending (net of fees)	63,136	159,655	8,926
Foreign tax withholding	(12,971)	—	—
Total Income	1,339,814	433,037	131,088
Expenses:
Investment advisory fees	930,411	1,264,662	250,253
Administration fees	78,372	79,869	21,079
12b-1 fees — Class A Shares	266,002	213,966	75,286
12b-1 fees — Class C Shares	24,022	70,563	3,202
12b-1 fees — Class R Shares	1,252	1,994	6,534
Custodian fees	5,875	6,496	2,132
Transfer agent fees	8,395	4,648	1,900
Transfer agent fees — Class A Shares	86,260	88,558	31,109
Transfer agent fees — Class C Shares	2,912	6,513	238
Transfer agent fees — Class R Shares	1,774	2,352	2,839
Transfer agent fees — Class Y Shares	9,722	34,800	653
Trustees' fees	10,740	10,643	2,962
Chief Compliance Officer fees	1,002	1,001	270
Legal and audit fees	13,327	13,357	6,367
State registration and filing fees	35,150	39,815	30,323
Interfund lending fees	30	—	—
Other expenses	12,631	17,576	5,745
Total Expenses	1,487,877	1,856,813	440,892
Expenses waived/reimbursed by Adviser	(141,084)	(12,953)	(15,147)
Net Expenses	1,346,793	1,843,860	425,745
Net Investment Income (Loss)	(6,979)	(1,410,823)	(294,657)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	14,381,694	26,347,762	4,054,462
Net change in unrealized appreciation/depreciation on investment securities	37,508,804	35,922,013	14,068,681
Net realized/unrealized gains (losses) on investments	51,890,498	62,269,775	18,123,143
Change in net assets resulting from operations	$51,883,519	$60,858,952	$17,828,486

See notes to financial statements.

28

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS Small Cap Growth Fund		Victory RS Select Growth Fund		Victory RS Mid Cap Growth Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(8,190,324)	$(14,995,332)	$(1,284,317)	$(3,232,574)	$(1,001,922)	$(1,546,774)
Net realized gains (losses) from investments	91,094,416	252,184,350	26,004,430	77,904,223	8,116,052	40,686,227
Net change in unrealized appreciation/ depreciation on investments	434,012,759	(419,205,443)	35,723,214	(91,949,344)	99,926,019	(75,203,742)
Change in net assets resulting from operations	516,916,851	(182,016,425)	60,443,327	(17,277,695)	107,040,149	(36,064,289)
Distributions to Shareholders:
Class A Shares	—	(86,181,961)	—	(32,610,434)	—	(12,442,159)
Class C Shares	—	(2,657,586)	—	(13,368,504)	—	(3,176,582)
Class R Shares	—	(1,376,192)	—	(276,329)	—	(212,737)
Class R6 Shares	—	(14,758,716)	—	(72,946)	—	(572,379)
Class Y Shares	—	(169,651,115)	—	(42,950,796)	—	(38,217,832)
From return of capital:
Class A Shares	—	—	—	—	—	(467,768)
Class C Shares	—	—	—	—	—	(119,425)
Class R Shares	—	—	—	—	—	(7,998)
Class R6 Shares	—	—	—	—	—	(21,519)
Class Y Shares	—	—	—	—	—	(1,436,814)
Change in net assets resulting from distributions to shareholders	—	(274,625,570)	—	(89,279,009)	—	(56,675,213)
Change in net assets resulting from capital transactions	87,117,447	353,743,296	(53,621,945)	(90,253,951)	82,928,661	(11,193,976)
Change in net assets	604,034,298	(102,898,699)	6,821,382	(196,810,655)	189,968,810	(103,933,478)
Net Assets:
Beginning of period	1,600,637,045	1,703,535,744	247,783,120	444,593,775	341,469,122	445,402,600
End of period	$2,204,671,343	$1,600,637,045	$254,604,502	$247,783,120	$531,437,932	$341,469,122

  (continues on next page)

See notes to financial statements.

29

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Small Cap Growth Fund		Victory RS Select Growth Fund		Victory RS Mid Cap Growth Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$101,285,068	$105,278,656	$4,851,123	$14,046,816	$4,294,580	$8,751,587
Distributions reinvested	—	82,149,195	—	31,279,068	—	12,442,557
Cost of shares redeemed	(68,400,378)	(126,357,303)	(16,248,920)	(58,561,445)	(8,428,218)	(35,922,137)
Total Class A Shares	$32,884,690	$61,070,548	$(11,397,797)	$(13,235,561)	$(4,133,638)	$(14,727,993)
Class C Shares
Proceeds from shares issued	$2,221,453	$8,087,931	$570,661	$3,457,448	$561,713	$2,830,669
Distributions reinvested	—	2,345,566	—	12,670,417	—	2,550,620
Cost of shares redeemed	(2,261,806)	(5,957,121)	(7,257,352)	(19,496,179)	(1,890,384)	(5,849,733)
Total Class C Shares	$(40,353)	$4,476,376	$(6,686,691)	$(3,368,314)	$(1,328,671)	$(468,444)
Class R Shares
Proceeds from shares issued	$2,153,021	$6,973,887	$121,170	$461,702	$61,939	$266,779
Distributions reinvested	—	1,376,192	—	123,655	—	220,735
Cost of shares redeemed	(2,212,208)	(6,397,173)	(159,744)	(577,116)	(567,673)	(708,430)
Total Class R Shares	$(59,187)	$1,952,906	$(38,574)	$8,241	$(505,734)	$(220,916)
Class R6 Shares
Proceeds from shares issued	$177,454,128	$124,843,919	$2,866	$117,936	$10,905,174	$2,219,318
Distributions reinvested	—	14,369,574	—	72,946	—	593,898
Cost of shares redeemed	(29,436,261)	(19,320,964)	(26,503)	(1,210)	(307,891)	(99,947)
Total Class R6 Shares	$148,017,867	$119,892,529	$(23,637)	$189,672	$10,597,283	$2,713,269
Class Y Shares
Proceeds from shares issued	$156,070,535	$416,879,341	$8,691,558	$28,684,557	$164,241,375	$227,492,113
Distributions reinvested	—	148,024,895	—	39,382,125	—	38,045,473
Cost of shares redeemed	(249,756,105)	(398,553,299)	(44,166,804)	(141,914,671)	(85,941,954)	(264,027,478)
Total Class Y Shares	$(93,685,570)	$166,350,937	$(35,475,246)	$(73,847,989)	$78,299,421	$1,510,108
Change in net assets resulting from capital transactions	$87,117,447	$353,743,296	$(53,621,945)	$(90,253,951)	$82,928,661	$(11,193,976)

(continues on next page)

See notes to financial statements.

30

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Small Cap Growth Fund		Victory RS Select Growth Fund		Victory RS Mid Cap Growth Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	1,365,841	1,200,807	147,782	302,025	179,397	348,050
Reinvested	—	1,356,269	—	1,097,126	—	629,047
Redeemed	(919,714)	(1,490,844)	(482,649)	(1,344,789)	(352,083)	(1,397,550)
Total Class A Shares	446,127	1,066,232	(334,867)	54,362	(172,686)	(420,453)
Class C Shares
Issued	36,770	110,706	21,089	96,266	28,008	145,805
Reinvested	—	45,334	—	540,086	—	147,862
Redeemed	(35,737)	(85,559)	(262,575)	(558,364)	(89,430)	(256,898)
Total Class C Shares	1,033	70,481	(241,486)	77,988	(61,422)	36,769
Class R Shares
Issued	31,457	82,863	4,657	13,459	2,919	10,366
Reinvested	—	24,845	—	5,198	—	12,162
Redeemed	(32,550)	(79,211)	(5,738)	(14,324)	(25,332)	(29,842)
Total Class R Shares	(1,093)	28,497	(1,081)	4,333	(22,413)	(7,314)
Class R6 Shares
Issued	2,314,493	1,459,295	81	2,231	427,567	77,219
Reinvested	—	227,151	—	2,430	—	28,900
Redeemed	(379,852)	(217,059)	(773)	(24)	(11,905)	(3,537)
Total Class R6 Shares	1,934,641	1,469,387	(692)	4,637	415,662	102,582
Class Y Shares
Issued	2,062,608	4,671,397	253,618	606,709	6,535,338	8,077,236
Reinvested	—	2,342,907	—	1,315,368	—	1,852,263
Redeemed	(3,224,087)	(4,774,238)	(1,245,618)	(3,107,726)	(3,516,189)	(9,888,828)
Total Class Y Shares	(1,161,479)	2,240,066	(992,000)	(1,185,649)	3,019,149	40,671
Change in Shares	1,219,229	4,874,663	(1,570,126)	(1,044,329)	3,178,290	(247,745)

See notes to financial statements.

31

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS Growth Fund		Victory RS Science and Technology Fund		Victory RS Small Cap Equity Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(6,979)	$(700,567)	$(1,410,823)	$(2,560,543)	$(294,657)	$(595,282)
Net realized gains (losses) from investments	14,381,694	28,910,507	26,347,762	29,219,309	4,054,462	14,361,115
Net change in unrealized appreciation/ depreciation on investments	37,508,804	(43,461,446)	35,922,013	(35,986,495)	14,068,681	(18,554,821)
Change in net assets resulting from operations	51,883,519	(15,251,506)	60,858,952	(9,327,729)	17,828,486	(4,788,988)
Distributions to Shareholders:
Class A Shares	—	(27,566,639)	—	(20,359,029)	—	(13,226,281)
Class C Shares	—	(842,729)	—	(2,120,416)	—	(209,470)
Class R Shares	—	(107,275)	—	(192,779)	—	(780,300)
Class Y Shares	—	(3,780,962)	—	(7,184,754)	—	(533,247)
Change in net assets resulting from distributions to shareholders	—	(32,297,605)	—	(29,856,978)	—	(14,749,298)
Change in net assets resulting from capital transactions	(11,234,002)	10,800,103	10,643,508	53,948,216	(3,473,991)	999,823
Change in net assets	40,649,517	(36,749,008)	71,502,460	14,763,509	14,354,495	(18,538,463)
Net Assets:
Beginning of period	219,601,581	256,350,589	206,348,077	191,584,568	57,287,481	75,825,944
End of period	$260,251,098	$219,601,581	$277,850,537	$206,348,077	$71,641,976	$57,287,481

  (continues on next page)

See notes to financial statements.

32

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Growth Fund		Victory RS Science and Technology Fund		Victory RS Small Cap Equity Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$2,062,704	$6,647,316	$18,667,819	$45,799,664	$1,061,287	$2,996,513
Distributions reinvested	—	26,853,288	—	19,428,046	—	13,049,204
Cost of shares redeemed	(11,347,000)	(22,877,989)	(14,258,040)	(47,927,603)	(4,189,483)	(12,380,756)
Total Class A Shares	$(9,284,296)	$10,622,615	$4,409,779	$17,300,107	$(3,128,196)	$3,664,961
Class C Shares
Proceeds from shares issued	$90,698	$890,775	$1,610,125	$3,866,344	$14,491	$528,709
Distributions reinvested	—	689,704	—	1,929,817	—	209,470
Cost of shares redeemed	(745,237)	(2,955,385)	(3,397,691)	(3,343,244)	(173,496)	(395,878)
Total Class C Shares	$(654,539)	$(1,374,906)	$(1,787,566)	$2,452,917	$(159,005)	$342,301
Class R Shares
Proceeds from shares issued	$24,175	$160,857	$91,532	$227,735	$143,937	$378,935
Distributions reinvested	—	107,275	—	192,779	—	780,300
Cost of shares redeemed	(125,846)	(421,435)	(196,569)	(1,256,857)	(343,925)	(1,202,751)
Total Class R Shares	$(101,671)	$(153,303)	$(105,037)	$(836,343)	$(199,988)	$(43,516)
Class Y Shares
Proceeds from shares issued	$1,013,145	$3,514,242	$24,425,830	$67,459,196	$227,869	$1,935,138
Distributions reinvested	—	3,588,161	—	6,895,347	—	530,782
Cost of shares redeemed	(2,206,641)	(5,396,706)	(16,299,498)	(39,323,008)	(214,671)	(5,429,843)
Total Class Y Shares	$(1,193,496)	$1,705,697	$8,126,332	$35,031,535	$13,198	$(2,963,923)
Change in net assets resulting from capital transactions	$(11,234,002)	$10,800,103	$10,643,508	$53,948,216	$(3,473,991)	$999,823

(continues on next page)

See notes to financial statements.

33

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Growth Fund		Victory RS Science and Technology Fund		Victory RS Small Cap Equity Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	106,822	310,179	829,250	1,863,602	67,991	147,464
Reinvested	—	1,650,479	—	1,077,540	—	1,016,293
Redeemed	(593,008)	(1,077,534)	(637,395)	(2,057,895)	(268,456)	(654,258)
Total Class A Shares	(486,186)	883,124	191,855	883,247	(200,465)	509,499
Class C Shares
Issued	5,710	53,479	90,398	206,957	2,678	77,353
Reinvested	—	50,531	—	136,190	—	48,044
Redeemed	(46,284)	(172,906)	(191,167)	(187,012)	(32,776)	(40,999)
Total Class C Shares	(40,574)	(68,896)	(100,769)	156,135	(30,098)	84,398
Class R Shares
Issued	1,391	7,993	4,914	10,724	11,500	22,190
Reinvested	—	7,205	—	12,486	—	76,350
Redeemed	(7,646)	(24,044)	(10,031)	(67,986)	(28,334)	(85,841)
Total Class R Shares	(6,255)	(8,846)	(5,117)	(44,776)	(16,834)	12,699
Class Y Shares
Issued	50,633	161,376	1,015,419	2,542,760	14,845	109,862
Reinvested	—	212,192	—	355,614	—	40,364
Redeemed	(109,964)	(248,627)	(698,843)	(1,590,202)	(14,421)	(276,436)
Total Class Y Shares	(59,331)	124,941	316,576	1,308,172	424	(126,210)
Change in Shares	(592,346)	930,323	402,545	2,302,778	(246,973)	480,386

See notes to financial statements.

34

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35

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory RS Small Cap Growth Fund
Class A
Six Months Ended 6/30/19 (unaudited)	$61.11	(0.37)	19.51	19.14	—	—
Year Ended 12/31/18	$80.96	(0.83)	(6.54)	(7.37)	—	(12.48)
Year Ended 12/31/17	$65.31	(0.75)	24.13	23.38	—	(7.73)
Year Ended 12/31/16	$64.73	(0.55)	1.13	0.58	—	—
Year Ended 12/31/15	$65.53	(0.74)	0.80	0.06	—	(0.86)
Year Ended 12/31/14	$63.68	(0.71)	6.64	5.93	(0.57)	(3.51)
Class C
Six Months Ended 6/30/19 (unaudited)	$52.19	(0.55)	16.64	16.09	—	—
Year Ended 12/31/18	$71.70	(1.31)	(5.72)	(7.03)	—	(12.48)
Year Ended 12/31/17	$58.97	(1.18)	21.64	20.46	—	(7.73)
Year Ended 12/31/16	$58.90	(0.90)	0.97	0.07	—	—
Year Ended 12/31/15	$60.15	(1.15)	0.76	(0.39)	—	(0.86)
Year Ended 12/31/14	$58.84	(1.09)	6.08	4.99	(0.17)	(3.51)
Class R
Six Months Ended 6/30/19 (unaudited)	$55.87	(0.49)	17.82	17.33	—	—
Year Ended 12/31/18	$75.55	(1.15)	(6.05)	(7.20)	—	(12.48)
Year Ended 12/31/17	$61.63	(1.04)	22.69	21.65	—	(7.73)
Year Ended 12/31/16	$61.27	(0.68)	1.04	0.36	—	—
Year Ended 12/31/15	$62.28	(0.93)	0.78	(0.15)	—	(0.86)
Year Ended 12/31/14	$60.77	(0.94)	6.29	5.35	(0.33)	(3.51)
Class R6
Six Months Ended 6/30/19 (unaudited)	$63.83	(0.25)	20.39	20.14	—	—
Year Ended 12/31/18	$83.67	(0.58)	(6.78)	(7.36)	—	(12.48)
7/12/17(f) through 12/31/17	$79.23	(0.41)	12.58	12.17	—	(7.73)
Class Y
Six Months Ended 6/30/19 (unaudited)	$63.75	(0.28)	20.36	20.08	—	—
Year Ended 12/31/18	$83.64	(0.61)	(6.80)	(7.41)	—	(12.48)
Year Ended 12/31/17	$67.08	(0.53)	24.82	24.29	—	(7.73)
Year Ended 12/31/16	$66.32	(0.39)	1.16	0.77	(0.01)	—
Year Ended 12/31/15	$67.04	(0.56)	0.81	0.25	(0.11)	(0.86)
Year Ended 12/31/14	$65.06	(0.54)	6.79	6.25	(0.76)	(3.51)
(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Commencement of operations.

See notes to financial statements.

36

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return (Excludes Sales charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory RS Small Cap Growth Fund
Class A
Six Months Ended 6/30/19 (unaudited)	—	$80.25	31.34%	1.40%	(1.00)%	1.43%	$691,542	47%
Year Ended 12/31/18	(12.48)	$61.11	(8.97)%	1.40%	(0.94)%	1.45%	$499,350	86%
Year Ended 12/31/17	(7.73)	$80.96	36.86%	1.40%	(1.00)%	1.44%	$575,227	107%
Year Ended 12/31/16	—	$65.31	0.90%	1.40%	(0.92)%	1.45%	$481,125	91%
Year Ended 12/31/15	(0.86)	$64.73	0.08%	1.40%	(1.07)%	1.41%	$767,304	94%
Year Ended 12/31/14	(4.08)	$65.53	9.36%	1.38%	(1.12)%	1.42%	$618,656	104%
Class C
Six Months Ended 6/30/19 (unaudited)	—	$68.28	30.83%	2.16%	(1.76)%	2.26%	$17,865	47%
Year Ended 12/31/18	(12.48)	$52.19	(9.66)%	2.16%	(1.71)%	2.26%	$13,602	86%
Year Ended 12/31/17	(7.73)	$71.70	35.84%	2.16%	(1.75)%	2.23%	$13,633	107%
Year Ended 12/31/16	—	$58.97	0.12%	2.16%	(1.67)%	2.22%	$13,035	91%
Year Ended 12/31/15	(0.86)	$58.90	(0.67)%	2.16%	(1.67)%	2.22%	$20,878	94%
Year Ended 12/31/14	(3.68)	$60.15	8.52%	2.15%	(1.88)%	2.29%	$11,792	104%
Class R
Six Months Ended 6/30/19 (unaudited)	—	$73.20	31.04%	1.86%	(1.46)%	1.91%	$9,465	47%
Year Ended 12/31/18	(12.48)	$55.87	(9.39)%	1.86%	(1.40)%	1.87%	$7,285	86%
Year Ended 12/31/17	(7.73)	$75.55	36.24%	1.86%	(1.46)%	1.94%	$7,698	107%
Year Ended 12/31/16	—	$61.63	0.59%	1.70%	(1.20)%	1.70%	$5,371	91%
Year Ended 12/31/15	(0.86)	$61.27	(0.26)%	1.75%	(1.41)%	1.75%	$5,241	94%
Year Ended 12/31/14	(3.84)	$62.28	8.86%	1.84%	(1.58)%	1.88%	$2,621	104%
Class R6
Six Months Ended 6/30/19 (unaudited)	—	$83.97	31.55%	1.06%	(0.65)%	1.06%	$311,471	47%
Year Ended 12/31/18	(12.48)	$63.83	(8.66)%	1.06%	(0.64)%	1.10%	$113,288	86%
7/12/17(f) through 12/31/17	(7.73)	$83.67	16.23%	1.06%	(1.03)%	1.41%	$25,551	107%
Class Y
Six Months Ended 6/30/19 (unaudited)	—	$83.83	31.50%	1.13%	(0.73)%	1.15%	$1,174,328	47%
Year Ended 12/31/18	(12.48)	$63.75	(8.72)%	1.13%	(0.67)%	1.15%	$967,112	86%
Year Ended 12/31/17	(7.73)	$83.64	37.23%	1.13%	(0.68)%	1.17%	$1,081,427	107%
Year Ended 12/31/16	(0.01)	$67.08	1.16%	1.13%	(0.64)%	1.21%	$1,379,669	91%
Year Ended 12/31/15	(0.97)	$66.32	0.36%	1.13%	(0.79)%	1.18%	$1,576,927	94%
Year Ended 12/31/14	(4.27)	$67.04	9.65%	1.11%	(0.84)%	1.13%	$504,974	104%

See notes to financial statements.

37

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return (Excludes Sales charge)(b)
Victory RS Select Growth Fund
Class A
Six Months Ended 6/30/19 (unaudited)	$28.96	(0.17)	7.69	7.52	—	—	$36.48	25.97%
Year Ended 12/31/18	$46.03	(0.42)	(3.12)	(3.54)	(13.53)	(13.53)	$28.96	(7.23)%
Year Ended 12/31/17	$45.04	(0.43)	8.16	7.73	(6.74)	(6.74)	$46.03	17.10%
Year Ended 12/31/16	$43.54	(0.32)	3.30	2.98	(1.48)	(1.48)	$45.04	6.85%
Year Ended 12/31/15	$47.80	(0.41)	0.24	(0.17)	(4.09)	(4.09)	$43.54	(0.38)%
Year Ended 12/31/14	$49.57	(0.52)	1.08	0.56	(2.33)	(2.33)	$47.80	1.16%
Class C
Six Months Ended 6/30/19 (unaudited)	$23.82	(0.24)	6.31	6.07	—	—	$29.89	25.48%
Year Ended 12/31/18	$40.80	(0.70)	(2.75)	(3.45)	(13.53)	(13.53)	$23.82	(7.98)%
Year Ended 12/31/17	$40.89	(0.73)	7.38	6.65	(6.74)	(6.74)	$40.80	16.19%
Year Ended 12/31/16	$39.97	(0.60)	3.00	2.40	(1.48)	(1.48)	$40.89	6.04%
Year Ended 12/31/15	$44.57	(0.74)	0.23	(0.51)	(4.09)	(4.09)	$39.97	(1.17)%
Year Ended 12/31/14	$46.73	(0.83)	1.00	0.17	(2.33)	(2.33)	$44.57	0.39%
Class R
Six Months Ended 6/30/19 (unaudited)	$24.16	(0.21)	6.41	6.20	—	—	$30.36	25.66%
Year Ended 12/31/18	$41.06	(0.59)	(2.78)	(3.37)	(13.53)	(13.53)	$24.16	(7.70)%
Year Ended 12/31/17	$41.00	(0.61)	7.41	6.80	(6.74)	(6.74)	$41.06	16.51%
Year Ended 12/31/16	$39.93	(0.46)	3.01	2.55	(1.48)	(1.48)	$41.00	6.39%
Year Ended 12/31/15	$44.40	(0.59)	0.21	(0.38)	(4.09)	(4.09)	$39.93	(0.88)%
Year Ended 12/31/14	$46.38	(0.71)	1.06	—	(2.33)	(2.33)	$44.40	0.78%
Class R6
Six Months Ended 6/30/19 (unaudited)	$30.50	(0.12)	8.10	7.98	—	—	$38.48	26.16%
Year Ended 12/31/18	$47.53	(0.29)	(3.21)	(3.50)	(13.53)	(13.53)	$30.50	(6.92)%
Year Ended 12/31/17	$46.16	(0.28)	8.39	8.11	(6.74)	(6.74)	$47.53	17.48%
11/15/16(f) through 12/31/16	$46.65	(0.03)	1.02	0.99	(1.48)	(1.48)	$46.16	2.15%
Class Y
Six Months Ended 6/30/19 (unaudited)	$30.41	(0.13)	8.08	7.95	—	—	$38.36	26.14%
Year Ended 12/31/18	$47.47	(0.30)	(3.23)	(3.53)	(13.53)	(13.53)	$30.41	(7.02)%
Year Ended 12/31/17	$46.15	(0.31)	8.37	8.06	(6.74)	(6.74)	$47.47	17.40%
Year Ended 12/31/16	$44.47	(0.21)	3.37	3.16	(1.48)	(1.48)	$46.15	7.13%
Year Ended 12/31/15	$48.61	(0.29)	0.24	(0.05)	(4.09)	(4.09)	$44.47	(0.12)%
Year Ended 12/31/14	$50.24	(0.39)	1.09	0.70	(2.33)	(2.33)	$48.61	1.42%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

38

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory RS Select Growth Fund
Class A
Six Months Ended 6/30/19 (unaudited)	1.40%	(1.01)%	1.53%	$106,684	42%
Year Ended 12/31/18	1.40%	(0.86)%	1.50%	$94,393	79%
Year Ended 12/31/17	1.40%	(0.88)%	1.49%	$147,531	69%
Year Ended 12/31/16	1.40%	(0.74)%	1.47%	$170,825	89%
Year Ended 12/31/15	1.40%	(0.84)%	1.44%	$238	86%
Year Ended 12/31/14	1.38%	(1.08)%	1.43%	$284,499	96%
Class C
Six Months Ended 6/30/19 (unaudited)	2.18%	(1.79)%	2.30%	$32,625	42%
Year Ended 12/31/18	2.18%	(1.64)%	2.25%	$31,754	79%
Year Ended 12/31/17	2.18%	(1.66)%	2.24%	$51,208	69%
Year Ended 12/31/16	2.18%	(1.52)%	2.23%	$63,841	89%
Year Ended 12/31/15	2.18%	(1.62)%	2.20%	$83	86%
Year Ended 12/31/14	2.16%	(1.85)%	2.25%	$86,025	96%
Class R
Six Months Ended 6/30/19 (unaudited)	1.91%	(1.52)%	4.03%	$849	42%
Year Ended 12/31/18	1.91%	(1.38)%	3.60%	$701	79%
Year Ended 12/31/17	1.91%	(1.39)%	2.90%	$1,014	69%
Year Ended 12/31/16	1.82%	(1.17)%	1.82%	$1,440	89%
Year Ended 12/31/15	1.90%	(1.30)%	1.90%	$2	86%
Year Ended 12/31/14	1.89%	(1.57)%	1.97%	$1,239	96%
Class R6
Six Months Ended 6/30/19 (unaudited)	1.06%	(0.67)%	5.64%	$274	42%
Year Ended 12/31/18	1.06%	(0.59)%	6.33%	$239	79%
Year Ended 12/31/17	1.06%	(0.55)%	27.47%	$151	69%
11/15/16(f) through 12/31/16	1.06%	(0.43)%	26.37%	$51	89%
Class Y
Six Months Ended 6/30/19 (unaudited)	1.14%	(0.75)%	1.25%	$114,173	42%
Year Ended 12/31/18	1.14%	(0.59)%	1.21%	$120,696	79%
Year Ended 12/31/17	1.14%	(0.62)%	1.20%	$244,689	69%
Year Ended 12/31/16	1.14%	(0.49)%	1.20%	$287,970	89%
Year Ended 12/31/15	1.14%	(0.58)%	1.18%	$403	86%
Year Ended 12/31/14	1.12%	(0.81)%	1.18%	$474,596	96%

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Commencement of operations.

See notes to financial statements.

39

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains from Investments	Return of Capital
Victory RS Mid Cap Growth Fund
Class A
Six Months Ended 6/30/19 (unaudited)	$19.96	(0.07)	6.10	6.03	—	—
Year Ended 12/31/18	$25.77	(0.14)	(1.79)	(1.93)	(3.00)	(0.88)
Year Ended 12/31/17	$21.32	(0.10)	4.55	4.45	—	—
Year Ended 12/31/16	$20.29	(0.07)	1.10	1.03	—	—
Year Ended 12/31/15	$20.14	(0.08)	0.23	0.15	—	—
Year Ended 12/31/14	$18.83	(0.15)	1.46	1.31	—	—
Class C
Six Months Ended 6/30/19 (unaudited)	$17.40	(0.16)	5.32	5.16	—	—
Year Ended 12/31/18	$23.22	(0.35)	(1.59)	(1.94)	(3.65)	(0.23)
Year Ended 12/31/17	$19.38	(0.28)	4.12	3.84	—	—
Year Ended 12/31/16	$18.61	(0.23)	1.00	0.77	—	—
Year Ended 12/31/15	$18.64	(0.25)	0.22	(0.03)	—	—
Year Ended 12/31/14	$17.56	(0.28)	1.36	1.08	—	—
Class R
Six Months Ended 6/30/19 (unaudited)	$18.31	(0.13)	5.60	5.47	—	—
Year Ended 12/31/18	$24.14	(0.29)	(1.66)	(1.95)	(3.86)	(0.02)
Year Ended 12/31/17	$20.09	(0.23)	4.28	4.05	—	—
Year Ended 12/31/16	$19.22	(0.16)	1.03	0.87	—	—
Year Ended 12/31/15	$19.18	(0.18)	0.22	0.04	—	—
Year Ended 12/31/14	$18.01	(0.24)	1.41	1.17	—	—
Class R6
Six Months Ended 6/30/19 (unaudited)	$20.74	(0.05)	6.36	6.31	—	—
Year Ended 12/31/18	$26.55	(0.07)	(1.86)	(1.93)	(3.84)	(0.04)
Year Ended 12/31/17	$21.90	(0.04)	4.69	4.65	—	—
11/15/16(f) through 12/31/16	$21.30	— (g)	0.60	0.60	—	—
Class Y
Six Months Ended 6/30/19 (unaudited)	$20.73	(0.05)	6.35	6.30	—	—
Year Ended 12/31/18	$26.54	(0.08)	(1.85)	(1.93)	(1.17)	(2.71)
Year Ended 12/31/17	$21.90	(0.04)	4.68	4.64	—	—
Year Ended 12/31/16	$20.79	(0.02)	1.13	1.11	—	—
Year Ended 12/31/15	$20.58	(0.03)	0.24	0.21	—	—
Year Ended 12/31/14	$19.19	(0.10)	1.49	1.39	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

40

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return (Excludes Sales charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory RS Mid Cap Growth Fund
Class A
Six Months Ended 6/30/19 (unaudited)	—	$25.99	30.21%	1.20%	(0.61)%	1.35%	$93,777	48%
Year Ended 12/31/18	(3.88)	$19.96	(7.37)%	1.20%	(0.53)%	1.34%	$75,451	126%
Year Ended 12/31/17	—	$25.77	20.87%	1.20%	(0.44)%	1.29%	$108,271	86%
Year Ended 12/31/16	—	$21.32	5.08%	1.20%	(0.35)%	1.27%	$231,056	138%
Year Ended 12/31/15	—	$20.29	0.74%	1.23%	(0.39)%	1.31%	$196,437	120%
Year Ended 12/31/14	—	$20.14	6.96%	1.29%	(0.81)%	1.38%	$104,407	154%
Class C
Six Months Ended 6/30/19 (unaudited)	—	$22.56	29.66%	2.11%	(1.52)%	2.12%	$22,046	48%
Year Ended 12/31/18	(3.88)	$17.40	(8.23)%	2.11%	(1.44)%	2.12%	$18,072	126%
Year Ended 12/31/17	—	$23.22	19.81%	2.10%	(1.33)%	2.10%	$23,264	86%
Year Ended 12/31/16	—	$19.38	4.14%	2.11%	(1.25)%	2.11%	$24,618	138%
Year Ended 12/31/15	—	$18.61	(0.16)%	2.11%	(1.30)%	2.11%	$26,793	120%
Year Ended 12/31/14	—	$18.64	6.15%	2.10%	(1.61)%	2.22%	$13,040	154%
Class R
Six Months Ended 6/30/19 (unaudited)	—	$23.78	29.87%	1.80%	(1.20)%	3.27%	$953	48%
Year Ended 12/31/18	(3.88)	$18.31	(7.99)%	1.80%	(1.13)%	2.68%	$1,144	126%
Year Ended 12/31/17	—	$24.14	20.21%	1.80%	(1.03)%	2.43%	$1,685	86%
Year Ended 12/31/16	—	$20.09	4.53%	1.69%	(0.84)%	1.69%	$1,486	138%
Year Ended 12/31/15	—	$19.22	0.21%	1.74%	(0.93)%	1.74%	$1,740	120%
Year Ended 12/31/14	—	$19.18	6.50%	1.79%	(1.31)%	1.85%	$1,681	154%
Class R6
Six Months Ended 6/30/19 (unaudited)	—	$27.05	30.42%	0.94%	(0.36)%	1.13%	$16,190	48%
Year Ended 12/31/18	(3.88)	$20.74	(7.15)%	0.94%	(0.26)%	1.32%	$3,793	126%
Year Ended 12/31/17	—	$26.55	21.23%	0.94%	(0.17)%	2.26%	$2,132	86%
11/15/16(f) through 12/31/16	—	$21.90	2.82%	0.94%	(0.02)%	25.90%	$60	138%
Class Y
Six Months Ended 6/30/19 (unaudited)	—	$27.03	30.39%	0.95%	(0.36)%	1.07%	$398,472	48%
Year Ended 12/31/18	(3.88)	$20.73	(7.15)%	0.95%	(0.27)%	1.05%	$243,009	126%
Year Ended 12/31/17	—	$26.54	21.19%	0.95%	(0.18)%	1.06%	$310,050	86%
Year Ended 12/31/16	—	$21.90	5.34%	0.95%	(0.10)%	1.05%	$168,936	138%
Year Ended 12/31/15	—	$20.79	1.02%	0.97%	(0.15)%	1.08%	$173,629	120%
Year Ended 12/31/14	—	$20.58	7.24%	1.04%	(0.53)%	1.11%	$73,672	154%

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Commencement of operations.

(g)  Amount is less than $0.005 per share.

See notes to financial statements.

41

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)
Victory RS Growth Fund
Class A
Six Months Ended 6/30/19 (unaudited)	$16.40	—	(e)(f)	3.93	3.93	—	—	$20.33	23.96%
Year Ended 12/31/18	$20.60	(0.06	)(f)	(1.36)	(1.42)	(2.78)	(2.78)	$16.40	(6.81)%
Year Ended 12/31/17	$16.44	(0.02	)(f)	5.24	5.22	(1.06)	(1.06)	$20.60	31.75%
Year Ended 12/31/16	$17.49	(0.02	)(f)	0.36	0.34	(1.39)	(1.39)	$16.44	1.86%
Year Ended 12/31/15	$18.01	(0.03	)(f)	0.74	0.71	(1.23)	(1.23)	$17.49	3.94%
Year Ended 12/31/14	$19.33	(0.07)		2.02	1.95	(3.27)	(3.27)	$18.01	9.98%
Class C
Six Months Ended 6/30/19 (unaudited)	$13.75	(0.07	)(f)	3.29	3.22	—	—	$16.97	23.42%
Year Ended 12/31/18	$17.90	(0.21	)(f)	(1.16)	(1.37)	(2.78)	(2.78)	$13.75	(7.56)%
Year Ended 12/31/17	$14.51	(0.15	)(f)	4.60	4.45	(1.06)	(1.06)	$17.90	30.57%
Year Ended 12/31/16	$15.73	(0.14	)(f)	0.31	0.17	(1.39)	(1.39)	$14.51	1.05%
Year Ended 12/31/15	$16.45	(0.17	)(f)	0.68	0.51	(1.23)	(1.23)	$15.73	3.09%
Year Ended 12/31/14	$18.06	(0.15)		1.81	1.66	(3.27)	(3.27)	$16.45	9.07%
Class R
Six Months Ended 6/30/19 (unaudited)	$15.00	(0.05	)(f)	3.59	3.54	—	—	$18.54	23.60%
Year Ended 12/31/18	$19.22	(0.18	)(f)	(1.26)	(1.44)	(2.78)	(2.78)	$15.00	(7.41)%
Year Ended 12/31/17	$15.49	(0.13	)(f)	4.92	4.79	(1.06)	(1.06)	$19.22	30.92%
Year Ended 12/31/16	$16.65	(0.11	)(f)	0.34	0.23	(1.39)	(1.39)	$15.49	1.29%
Year Ended 12/31/15	$17.31	(0.14	)(f)	0.71	0.57	(1.23)	(1.23)	$16.65	3.28%
Year Ended 12/31/14	$18.80	(0.17)		1.95	1.78	(3.27)	(3.27)	$17.31	9.36%
Class Y
Six Months Ended 6/30/19 (unaudited)	$17.04	0.02	(f)	4.09	4.11	—	—	$21.15	24.12%
Year Ended 12/31/18	$21.23	—	(f)(g)	(1.41)	(1.41)	(2.78)	(2.78)	$17.04	(6.56)%
Year Ended 12/31/17	$16.88	0.03	(f)	5.38	5.41	(1.06)	(1.06)	$21.23	32.05%
Year Ended 12/31/16	$17.87	0.03	(f)	0.37	0.40	(1.39)	(1.39)	$16.88	2.16%
Year Ended 12/31/15	$18.33	0.02	(f)	0.75	0.77	(1.23)	(1.23)	$17.87	4.20%
Year Ended 12/31/14	$19.56	(0.04)		2.08	2.04	(3.27)	(3.27)	$18.33	10.33%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $(0.005) per share.

(f)  Per share net investment income (loss) has been calculated using the average daily shares method.

(g)  Amount is less than $0.005 per share.

See notes to financial statements.

42

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(d)
Victory RS Growth Fund
Class A
Six Months Ended 6/30/19 (unaudited)	1.10%	(0.02)%	1.19%	$223,397	57%
Year Ended 12/31/18	1.10%	(0.28)%	1.19%	$188,220	87%
Year Ended 12/31/17	1.10%	(0.09)%	1.20%	$218,238	74%
Year Ended 12/31/16	1.10%	(0.09)%	1.20%	$189,921	123%
Year Ended 12/31/15	1.10%	(0.18)%	1.19%	$204,027	105%
Year Ended 12/31/14	1.14%	(0.39)%	1.21%	$210,508	136%
Class C
Six Months Ended 6/30/19 (unaudited)	1.93%	(0.85)%	2.33%	$4,754	57%
Year Ended 12/31/18	1.93%	(1.10)%	2.20%	$4,409	87%
Year Ended 12/31/17	1.93%	(0.92)%	2.10%	$6,974	74%
Year Ended 12/31/16	1.93%	(0.93)%	2.06%	$8,487	123%
Year Ended 12/31/15	1.93%	(1.02)%	2.02%	$11,553	105%
Year Ended 12/31/14	1.97%	(1.21)%	2.06%	$13,300	136%
Class R
Six Months Ended 6/30/19 (unaudited)	1.71%	(0.63)%	5.39%	$521	57%
Year Ended 12/31/18	1.71%	(0.88)%	3.49%	$516	87%
Year Ended 12/31/17	1.71%	(0.70)%	2.72%	$830	74%
Year Ended 12/31/16	1.71%	(0.69)%	1.77%	$1,054	123%
Year Ended 12/31/15	1.71%	(0.80)%	1.79%	$979	105%
Year Ended 12/31/14	1.71%	(0.97)%	1.81%	$1,249	136%
Class Y
Six Months Ended 6/30/19 (unaudited)	0.83%	0.25%	0.98%	$31,579	57%
Year Ended 12/31/18	0.83%	(0.01)%	0.97%	$26,457	87%
Year Ended 12/31/17	0.83%	0.17%	0.97%	$30,309	74%
Year Ended 12/31/16	0.83%	0.17%	0.95%	$25,107	123%
Year Ended 12/31/15	0.83%	0.10%	0.95%	$38,301	105%
Year Ended 12/31/14	0.86%	(0.10)%	0.91%	$37,757	136%

See notes to financial statements.

43

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains from Investments	Total Distributions to Shareholders	Capital Contributions from Prior Custodian, Net (See Note 8)		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)
Victory RS Science and Technology Fund
Class A
Six Months Ended 6/30/19 (unaudited)	$18.34	(0.13)	5.53		5.40	—	—	—		$23.74	29.50%
Year Ended 12/31/18	$21.56	(0.27)	0.06	(f)	(0.21)	(3.01)	(3.01)	—		$18.34	(0.73)%
Year Ended 12/31/17	$17.49	(0.25)	8.04		7.79	(3.72)	(3.72)	—		$21.56	44.74%
Year Ended 12/31/16	$17.35	(0.22)	2.64		2.42	(2.28)	(2.28)	—	(g)	$17.49	13.80	%(h)
Year Ended 12/31/15	$18.13	(0.19)	1.26		1.07	(1.85)	(1.85)	—		$17.35	5.89%
Year Ended 12/31/14	$20.38	(0.24)	1.30		1.06	(3.31)	(3.31)	—		$18.13	5.26%
Class C
Six Months Ended 6/30/19 (unaudited)	$14.40	(0.17)	4.34		4.17	—	—	—		$18.57	28.96%
Year Ended 12/31/18	$17.73	(0.38)	0.06	(f)	(0.32)	(3.01)	(3.01)	—		$14.40	(1.58)%
Year Ended 12/31/17	$14.96	(0.36)	6.85		6.49	(3.72)	(3.72)	—		$17.73	43.70%
Year Ended 12/31/16	$15.25	(0.31)	2.30		1.99	(2.28)	(2.28)	—	(g)	$14.96	12.87	%(h)
Year Ended 12/31/15	$16.27	(0.29)	1.12		0.83	(1.85)	(1.85)	—		$15.25	5.08%
Year Ended 12/31/14	$18.77	(0.37)	1.18		0.81	(3.31)	(3.31)	—		$16.27	4.38%
Class R
Six Months Ended 6/30/19 (unaudited)	$15.70	(0.15)	4.74		4.59	—	—	—		$20.29	29.24%
Year Ended 12/31/18	$18.99	(0.33)	0.05	(f)	(0.28)	(3.01)	(3.01)	—		$15.70	(1.20)%
Year Ended 12/31/17	$15.78	(0.31)	7.24		6.93	(3.72)	(3.72)	—		$18.99	44.05%
Year Ended 12/31/16	$15.91	(0.26)	2.41		2.15	(2.28)	(2.28)	—	(g)	$15.78	13.41	%(h)
Year Ended 12/31/15	$16.85	(0.25)	1.16		0.91	(1.85)	(1.85)	—		$15.91	5.38%
Year Ended 12/31/14	$19.26	(0.32)	1.22		0.90	(3.31)	(3.31)	—		$16.85	4.74%
Class Y
Six Months Ended 6/30/19 (unaudited)	$19.72	(0.11)	5.95		5.84	—	—	—		$25.56	29.61%
Year Ended 12/31/18	$22.90	(0.22)	0.05	(f)	(0.17)	(3.01)	(3.01)	—		$19.72	(0.51)%
Year Ended 12/31/17	$18.37	(0.21)	8.46		8.25	(3.72)	(3.72)	—		$22.90	45.11%
Year Ended 12/31/16	$18.08	(0.18)	2.75		2.57	(2.28)	(2.28)	—	(g)	$18.37	14.07	%(h)
Year Ended 12/31/15	$18.78	(0.14)	1.29		1.15	(1.85)	(1.85)	—		$18.08	6.11%
Year Ended 12/31/14	$20.93	(0.19)	1.35		1.16	(3.31)	(3.31)	—		$18.78	5.61%
(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  The amount shown for a share outstanding throughout the period does not accord with the change in net assets resulting from operations during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See notes to financial statements.

44

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory RS Science and Technology Fund
Class A
Six Months Ended 6/30/19 (unaudited)	1.47%	(1.13)%	1.47%	$186,324	60%
Year Ended 12/31/18	1.47%	(1.10)%	1.47%	$140,389	83%
Year Ended 12/31/17	1.49%	(1.18)%	1.49%	$146,002	89%
Year Ended 12/31/16	1.51%	(1.24)%	1.52%	$105,041	114%
Year Ended 12/31/15	1.49%	(1.01)%	1.49%	$109,201	119%
Year Ended 12/31/14	1.51%	(1.21)%	1.51%	$134,534	146%
Class C
Six Months Ended 6/30/19 (unaudited)	2.28%	(1.94)%	2.32%	$13,419	60%
Year Ended 12/31/18	2.28%	(1.91)%	2.31%	$11,857	83%
Year Ended 12/31/17	2.28%	(1.97)%	2.31%	$11,831	89%
Year Ended 12/31/16	2.32%	(2.05)%	2.32%	$10,332	114%
Year Ended 12/31/15	2.28%	(1.79)%	2.28%	$11,160	119%
Year Ended 12/31/14	2.36%	(2.06)%	2.36%	$12,745	146%
Class R
Six Months Ended 6/30/19 (unaudited)	1.93%	(1.59)%	4.25%	$809	60%
Year Ended 12/31/18	1.93%	(1.56)%	2.75%	$707	83%
Year Ended 12/31/17	1.93%	(1.62)%	2.54%	$1,705	89%
Year Ended 12/31/16	1.91%	(1.63)%	1.91%	$1,394	114%
Year Ended 12/31/15	1.93%	(1.45)%	1.93%	$1,281	119%
Year Ended 12/31/14	2.03%	(1.73)%	2.03%	$1,367	146%
Class Y
Six Months Ended 6/30/19 (unaudited)	1.24%	(0.90)%	1.24%	$77,299	60%
Year Ended 12/31/18	1.24%	(0.85)%	1.25%	$53,395	83%
Year Ended 12/31/17	1.24%	(0.92)%	1.26%	$32,047	89%
Year Ended 12/31/16	1.28%	(1.01)%	1.29%	$19,335	114%
Year Ended 12/31/15	1.24%	(0.74)%	1.24%	$27,416	119%
Year Ended 12/31/14	1.22%	(0.91)%	1.22%	$48,368	146%

(g)  Amount is less than $0.005 per share.

(h)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 8)

See notes to financial statements.

45

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains from Investments	Total Distributions to Shareholders	Capital Contributions from Prior Custodian, Net (See Note 8)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)
Victory RS Small Cap Equity Fund
Class A
Six Months Ended 6/30/19 (unaudited)	$12.97	(0.07)	4.19	4.12	—	—	—	$17.09	31.77%
Year Ended 12/31/18	$18.88	(0.16)	(1.47)	(1.63)	(4.28)	(4.28)	—	$12.97	(8.39)%
Year Ended 12/31/17	$14.41	(0.14)	5.55	5.41	(0.94)	(0.94)	—	$18.88	37.57%
Year Ended 12/31/16	$14.24	(0.12)	0.28	0.16	—	—	0.01	$14.41	1.19	%(f)
Year Ended 12/31/15	$19.81	(0.20)	0.38	0.18	(5.75)	(5.75)	—	$14.24	0.61%
Year Ended 12/31/14	$21.46	(0.21)	2.32	2.11	(3.76)	(3.76)	—	$19.81	10.00%
Class C
Six Months Ended 6/30/19 (unaudited)	$4.40	(0.05)	1.43	1.38	—	—	—	$5.78	31.36%
Year Ended 12/31/18	$9.61	(0.17)	(0.76)	(0.93)	(4.28)	(4.28)	—	$4.40	(9.23)%
Year Ended 12/31/17	$7.74	(0.15)	2.96	2.81	(0.94)	(0.94)	—	$9.61	36.34%
Year Ended 12/31/16	$7.71	(0.12)	0.14	0.02	—	—	0.01	$7.74	0.39	%(f)
Year Ended 12/31/15	$13.42	(0.25)	0.29	0.04	(5.75)	(5.75)	—	$7.71	(0.17)%
Year Ended 12/31/14	$15.79	(0.29)	1.68	1.39	(3.76)	(3.76)	—	$13.42	9.02%
Class R
Six Months Ended 6/30/19 (unaudited)	$10.32	(0.08)	3.33	3.25	—	—	—	$13.57	31.49%
Year Ended 12/31/18	$16.08	(0.23)	(1.25)	(1.48)	(4.28)	(4.28)	—	$10.32	(8.92)%
Year Ended 12/31/17	$12.44	(0.20)	4.78	4.58	(0.94)	(0.94)	—	$16.08	36.84%
Year Ended 12/31/16	$12.33	(0.14)	0.24	0.10	—	—	0.01	$12.44	0.89	%(f)
Year Ended 12/31/15	$17.99	(0.26)	0.35	0.09	(5.75)	(5.75)	—	$12.33	0.16%
Year Ended 12/31/14	$19.88	(0.27)	2.14	1.87	(3.76)	(3.76)	—	$17.99	9.58%
Class Y
Six Months Ended 6/30/19 (unaudited)	$13.29	(0.06)	4.29	4.23	—	—	—	$17.52	31.83%
Year Ended 12/31/18	$19.20	(0.14)	(1.49)	(1.63)	(4.28)	(4.28)	—	$13.29	(8.23)%
Year Ended 12/31/17	$14.62	(0.14)	5.66	5.52	(0.94)	(0.94)	—	$19.20	37.78%
Year Ended 12/31/16	$14.39	(0.08)	0.30	0.22	—	—	0.01	$14.62	1.60	%(f)
Year Ended 12/31/15	$20.04	(0.16)	0.26	0.10	(5.75)	(5.75)	—	$14.39	0.18%
Year Ended 12/31/14	$21.60	(0.16)	2.36	2.20	(3.76)	(3.76)	—	$20.04	10.35%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 8)

See notes to financial statements.

46

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory RS Small Cap Equity Fund
Class A
Six Months Ended 6/30/19 (unaudited)	1.25%	(0.86)%	1.25%	$64,577	45%
Year Ended 12/31/18	1.22%	(0.78)%	1.22%	$51,619	77%
Year Ended 12/31/17	1.25%	(0.84)%	1.25%	$65,514	79%
Year Ended 12/31/16	1.35%	(0.88)%	1.36%	$52,075	86%
Year Ended 12/31/15	1.30%	0.97%	1.30%	$65	98%
Year Ended 12/31/14	1.27%	(0.99)%	1.27%	$68,785	93%
Class C
Six Months Ended 6/30/19 (unaudited)	2.10%	(1.72)%	3.75%	$634	45%
Year Ended 12/31/18	2.10%	(1.71)%	4.24%	$616	77%
Year Ended 12/31/17	2.10%	(1.69)%	3.87%	$533	79%
Year Ended 12/31/16	2.10%	(1.64)%	3.14%	$410	86%
Year Ended 12/31/15	2.10%	1.77%	2.39%	$1	98%
Year Ended 12/31/14	2.15%	(1.90)%	2.37%	$593	93%
Class R
Six Months Ended 6/30/19 (unaudited)	1.75%	(1.36)%	2.10%	$2,798	45%
Year Ended 12/31/18	1.75%	(1.30)%	1.88%	$2,303	77%
Year Ended 12/31/17	1.75%	(1.34)%	1.97%	$3,381	79%
Year Ended 12/31/16	1.70%	(1.24)%	1.70%	$2,954	86%
Year Ended 12/31/15	1.71%	(1.39)%	1.71%	$3,662	98%
Year Ended 12/31/14	1.67%	(1.39)%	1.71%	$4,455	93%
Class Y
Six Months Ended 6/30/19 (unaudited)	1.10%	(0.71)%	1.43%	$3,633	45%
Year Ended 12/31/18	1.10%	(0.69)%	1.68%	$2,750	77%
Year Ended 12/31/17	1.10%	(0.78)%	1.34%	$6,398	79%
Year Ended 12/31/16	1.10%	(0.64)%	1.24%	$1,834	86%
Year Ended 12/31/15	1.07%	(0.76)%	1.07%	$3,804	98%
Year Ended 12/31/14	1.01%	(0.74)%	1.01%	$48,597	93%

See notes to financial statements.

47

Victory Portfolios	Notes to Financial Statements June 30, 2019

  (Unaudited)

1. Organization:

Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust as a successor to a company named "The Victory Portfolios," which was organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 42 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following six Funds (collectively, the "Funds" and individually, a "Fund").

Funds (Legal Name)	Funds (Short Name)	Investment Share Classes Offered
Victory RS Small Cap Growth Fund	RS Small Cap Growth Fund	Classes A, C, R, R6 and Y
Victory RS Select Growth Fund	RS Select Growth Fund	Classes A, C, R, R6 and Y
Victory RS Mid Cap Growth Fund	RS Mid Cap Growth Fund	Classes A, C, R, R6 and Y
Victory RS Growth Fund	RS Growth Fund	Classes A, C, R and Y
Victory RS Science and Technology Fund	RS Science and Technology Fund	Classes A, C, R and Y
Victory RS Small Cap Equity Fund	RS Small Cap Equity Fund	Classes A, C, R and Y

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees (the "Board"). These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of June 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments

	LEVEL 1 — Quoted Prices	Total
	Investments in Securities	Investments in Securities
RS Small Cap Growth Fund
Common Stocks	$2,167,590,464	$2,167,590,464
Collateral for Securities Loaned	356,900,924	356,900,924
Total	2,524,491,388	2,524,491,388
RS Select Growth Fund
Common Stocks	250,024,413	250,024,413
Collateral for Securities Loaned	31,635,050	31,635,050
Total	281,659,463	281,659,463
RS Mid Cap Growth Fund
Common Stocks	521,384,492	521,384,492
Collateral for Securities Loaned	51,578,661	51,578,661
Total	572,963,153	572,963,153
RS Growth Fund
Common Stocks	259,637,154	259,637,154
Collateral for Securities Loaned	21,076,108	21,076,108
Total	280,713,262	280,713,262
RS Science and Technology Fund
Common Stocks	268,574,299	268,574,299
Collateral for Securities Loaned	55,379,879	55,379,879
Total	323,954,178	323,954,178
RS Small Cap Equity Fund
Common Stocks	70,477,185	70,477,185
Collateral for Securities Loaned	10,839,553	10,839,553
Total	81,316,738	81,316,738

For the six months ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

49

Victory Portfolios	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

Real Estate Investment Trusts ("REITS"):

The Funds may invest in REITS which report information on the source of their distributions annually. REITS are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITS during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted in the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds' Schedules of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay the Agent various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of June 30, 2019. These transactions are accounted for as secured borrowings

50

Victory Portfolios	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
	Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 days	>90 Days	Net Amount
RS Small Cap Growth Fund	$354,414,246	$354,414,246	$—	$—	$—	$—
RS Select Growth Fund	30,791,667	30,791,667	—	—	—	—
RS Mid Cap Growth Fund	50,644,849	50,644,849	—	—	—	—
RS Growth Fund	20,665,064	20,665,064	—	—	—	—
RS Science and Technology Fund	7,597,758	7,597,758	—	—	—	—
RS Small Cap Equity Fund	10,832,077	10,832,077	—	—	—	—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Statements of Assets and Liabilities.

Distributions to Shareholders:

Dividends from net investment income, if any, are declared and paid annually for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated

51

Victory Portfolios	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended June 30, 2019, the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2019 were as follows:

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)
RS Small Cap Growth Fund	$909,657,528	$956,843,388
RS Select Growth Fund	109,830,672	173,852,822
RS Mid Cap Growth Fund	273,948,366	200,635,231
RS Growth Fund	140,119,903	150,448,736
RS Science and Technology Fund	148,253,340	150,156,477
RS Small Cap Equity Fund	29,149,853	33,730,844

For the six months ended June 30, 2019, there were no purchases or sales of U.S. Government Securities.

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

Adviser Fee Rate
RS Small Cap Growth Fund	0.95%
RS Select Growth Fund	1.00%
RS Mid Cap Growth Fund	0.85%
RS Growth Fund	0.75%
RS Science and Technology Fund	1.00%
RS Small Cap Equity Fund	0.75%

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to

52

Victory Portfolios	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

$30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, N.A., acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The funds in the Victory Funds Complex, in the aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented in the Statements of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares and 1.00% of the average daily net assets of Class C Shares of the Funds. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R or Class C Shares of the Funds.

In addition, the Distributor is entitled to receive commissions on sales of the Class A Shares of the Funds. For the six months ended June 30, 2019, the Distributor received approximately $21,424 from commissions earned on sales of Class A Shares of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2019, the expense limits (excluding voluntary waivers) are as follows:

	In effect January 1, 2019 until April 30, 2020
	Class A Shares	Class C Shares	Class R Shares	Class R6 Shares	Class Y Shares
RS Small Cap Growth Fund	1.40%	2.16%	1.86%	1.06%	1.13%
RS Select Growth Fund	1.40%	2.18%	1.91%	1.06%	1.14%
RS Mid Cap Growth Fund	1.20%	2.11%	1.80%	0.94%	0.95%
RS Growth Fund	1.10%	1.93%	1.71%	N/A	0.83%
RS Science and Technology Fund	1.49%	2.28%	1.93%	N/A	1.24%
RS Small Cap Equity Fund	1.35%	2.10%	1.75%	N/A	1.10%

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

The Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

As of June 30, 2019, the following amounts are available to be repaid to the Adviser.

	Expires 12/31/19	Expires 12/31/20	Expires 12/31/21	Expires 12/31/22	Total
RS Small Cap Growth Fund	$542,236	$745,744	$578,670	$224,361	$2,091,011
RS Select Growth Fund	93,780	384,612	334,454	167,694	980,540
RS Mid Cap Growth Fund	138,565	419,215	394,372	265,237	1,217,389
RS Growth Fund	111,652	278,667	283,325	141,084	814,728
RS Science and Technology Fund	2,744	18,803	25,649	12,953	60,149
RS Small Cap Equity Fund	—	22,386	28,246	15,147	65,779

The Adviser, may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2019.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant, and Legal Counsel.

5. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended June 30, 2019, the Victory Funds Complex participated in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $250 million, of which $100 million was committed and $150 million was uncommitted. This agreement was in effect through July 26, 2019. Effective July 1, 2019, the current agreement was amended to include the USAA Mutual Funds Complex and has a new termination date of June 29, 2020. Under this amended agreement, the Victory Funds Complex and USAA Mutual Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including

54

Victory Portfolios	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

redemption requests that might otherwise require the untimely disposition of securities. With the agreement in affect for the six months ended June 30, 2019, Citibank received an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the six months ended June 30, 2019, Citibank earned approximately $76 thousand in commitment fees from the Victory Funds Complex. Effective July 1, 2019, Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed, including the USAA Mutual Funds Complex, commencing July 1, 2019. Interest charged to each Fund during the period is presented on the Statements of Operations under line of credit fees.

The Funds did not utilize the Line of Credit during the six months ended June 30, 2019.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund during the period is presented on the Statement of Operations under interfund lending fees. As a Lender, interest earned by each Fund during the period is presented on the Statement of Operations under Income on interfund lending.

The average borrowing and lending for the days outstanding and average interest rate for each Fund during the six months ended June 30, 2019 were as follows:

	Borrower or Lender	Amount Outstanding at June 30, 2019	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
RS Select Growth Fund	Borrower	$—	$2,048,167	6	3.14%	$4,725,000
RS Growth Fund	Borrower	—	365,000	1	2.99%	365,000

*  For the six months ended June 30, 2019, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The tax character of distributions paid and the tax basis of current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2019.

The tax character of distributions paid during the most recent tax year ended December 31, 2018, was as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

	Year Ended December 31, 2018
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
RS Small Cap Growth Fund	$—	$274,625,570	$274,625,570	$—	$274,625,570
RS Select Growth Fund	—	89,279,009	89,279,009	—	89,279,009
RS Mid Cap Growth Fund	10,276,039	44,345,651	54,621,690	2,053,523	56,675,213
RS Growth Fund	3,016,021	29,281,404	32,297,425	—	32,297,425
RS Science and Technology Fund	4,628,756	25,228,222	29,856,978	—	29,856,978
RS Small Cap Equity Fund	—	14,749,298	14,749,298	—	14,749,298

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

As of the most recent tax year ended December 31, 2018, the components of distributable earnings/accumulated deficit on a tax basis were as follows:

	Undistributed Long-Term Capital Gains	Accumulated Earnings	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
RS Small Cap Growth Fund	$21,363,027	$21,363,027	$(14,562,518)	$97,061,170	$103,861,679
RS Select Growth Fund	18,679,766	18,679,766	—	36,565,585	55,245,351
RS Mid Cap Growth Fund	—	—	(8,062,913)	(4,246,899)	(12,309,812)
RS Growth Fund	2,309,407	2,309,407	(2,306,359)	45,403,791	45,406,839
RS Science and Technology Fund	—	—	—	30,114,561	30,114,561
RS Small Cap Equity Fund	4,729,181	4,729,181	(146,718)	719,571	5,302,034

*  Qualified Late-year Losses above are comprised of post-October capital losses and post-October specified losses incurred after October 31, 2018. These losses are deemed to arise on the first day of the Fund's next taxable year.

**  The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of June 30, 2019, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments and derivatives were as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
RS Small Cap Growth Fund	$1,980,926,442	$618,209,841	$(74,644,895)	$543,564,946
RS Select Growth Fund	208,193,010	81,775,175	(8,308,722)	73,466,453
RS Mid Cap Growth Fund	475,847,527	106,593,127	(9,477,501)	97,115,626
RS Growth Fund	197,818,710	84,746,372	(1,851,820)	82,894,552
RS Science and Technology Fund	257,967,325	86,554,090	(20,567,237)	65,986,853
RS Small Cap Equity Fund	66,303,215	17,608,153	(2,594,630)	15,013,523

8. Capital Contribution from Prior Custodian:

During 2016, certain Funds received notification from their prior custodian, State Street Bank and Trust ("State Street"), concerning issues related to billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the activities in question, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Funds was accounted for as a capital contribution and is reflected on the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

9. Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. The shareholders listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund.

	Shareholder	Percent
RS Mid Cap Growth Fund	Pershing LLC	50.3%

10. Recent Accounting Pronouncements:

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update "ASU") No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurements. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. As permitted, the Funds have early adopted ASU 2018-13 with the financial statements prepared as of June 30, 2019.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

57

Victory Portfolios	Supplemental Information June 30, 2019

  (Unaudited)

Trustee and Officer

Information Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 42 portfolios in the Trust, nine portfolios in Victory Variable Insurance Funds, and 20 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Funds Complex. Each Trustee's address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 67	Trustee	May 2005	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D. T. Andrews, 72	Vice Chair and Trustee	August 2002	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 68*	Trustee	May 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 75	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).

58

Victory Portfolios	Supplemental Information — continued June 30, 2019

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Sally M. Dungan, 65	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 66	Trustee	February 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor, Endgate Commodities LLC (January 2016-April 2016); Managing Partner, Endgate Commodities LLC (August 2014-January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (December 2011-July 2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 62*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 58	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 74	Chair and Trustee	November 1994	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 47**	Trustee	May 2008	Chairman and Chief Executive Officer (since 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013).	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, on the SEC's website at www.sec.gov and/or by calling 800-539-3863.

59

Victory Portfolios	Supplemental Information — continued June 30, 2019

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 57	President	February 2006*	Director of Fund Administration, the Adviser.
Scott A. Stahorsky, 50	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 45	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 54	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 35	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 45	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 59	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 65	Assistant Secretary	December 1997	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011-January 2018).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

60

Victory Portfolios	Supplemental Information — continued June 30, 2019

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the Trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 through June 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value 6/30/19	Actual Expenses Paid During Period 1/1/19- 6/30/19*	Hypothetical Expenses Paid During Period 1/1/19- 6/30/19*	Annualized Expense Ratio During Period 1/1/19- 6/30/19
RS Small Cap Growth Fund
Class A Shares	$1,000.00	$1,313.40	$1,017.85	$8.03	$7.00	1.40%
Class C Shares	1,000.00	1,308.30	1,014.08	12.36	10.79	2.16%
Class R Shares	1,000.00	1,310.40	1,015.57	10.66	9.30	1.86%
Class R6 Shares	1,000.00	1,315.50	1,019.54	6.09	5.31	1.06%
Class Y Shares	1,000.00	1,315.00	1,019.19	6.49	5.66	1.13%

61

Victory Portfolios	Supplemental Information — continued June 30, 2019

  (Unaudited)

Fund	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value 6/30/19	Actual Expenses Paid During Period 1/1/19- 6/30/19*	Hypothetical Expenses Paid During Period 1/1/19- 6/30/19*	Annualized Expense Ratio During Period 1/1/19- 6/30/19
RS Select Growth Fund
Class A Shares	$1,000.00	$1,259.70	$1,017.85	$7.84	$7.00	1.40%
Class C Shares	1,000.00	1,254.80	1,013.98	12.19	10.89	2.18%
Class R Shares	1,000.00	1,256.60	1,015.32	10.69	9.54	1.91%
Class R6 Shares	1,000.00	1,261.60	1,019.54	5.94	5.31	1.06%
Class Y Shares	1,000.00	1,261.40	1,019.14	6.39	5.71	1.14%
RS Mid Cap Growth Fund
Class A Shares	1,000.00	1,302.10	1,018.84	6.85	6.01	1.20%
Class C Shares	1,000.00	1,296.60	1,014.33	12.01	10.54	2.11%
Class R Shares	1,000.00	1,298.70	1,015.87	10.26	9.00	1.80%
Class R6 Shares	1,000.00	1,304.20	1,020.13	5.37	4.71	0.94%
Class Y Shares	1,000.00	1,303.90	1,020.08	5.43	4.76	0.95%
RS Growth Fund
Class A Shares	1,000.00	1,239.60	1,019.34	6.11	5.51	1.10%
Class C Shares	1,000.00	1,234.20	1,015.22	10.69	9.64	1.93%
Class R Shares	1,000.00	1,236.00	1,016.31	9.48	8.55	1.71%
Class Y Shares	1,000.00	1,241.20	1,020.68	4.61	4.16	0.83%
RS Science and Technology Fund
Class A Shares	1,000.00	1,295.00	1,017.50	8.36	7.35	1.47%
Class C Shares	1,000.00	1,289.60	1,013.49	12.94	11.38	2.28%
Class R Shares	1,000.00	1,292.40	1,015.22	10.97	9.64	1.93%
Class Y Shares	1,000.00	1,296.10	1,018.65	7.06	6.21	1.24%
RS Small Cap Equity Fund
Class A Shares	1,000.00	1,317.70	1,018.60	7.18	6.26	1.25%
Class C Shares	1,000.00	1,313.60	1,014.38	12.05	10.49	2.10%
Class R Shares	1,000.00	1,314.90	1,016.12	10.04	8.75	1.75%
Class Y Shares	1,000.00	1,318.30	1,019.34	6.32	5.51	1.10%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

62

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VPRSGF-SAR  (6/19)

June 30, 2019

Semi Annual Report

Victory RS International Fund

Victory RS Global Fund

Victory Sophus Emerging Markets Fund

Victory Sophus Emerging Markets Small Cap Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Victory Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Victory Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You may elect to receive shareholder reports and other communications from the Victory Funds or your financial intermediary electronically sooner than January 1, 2021 by notifying your financial intermediary directly or, if you are a direct investor, by calling 800-539-3863 or by sending an e-mail request to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Victory Funds, you can call 800-539-3863 or send an e-mail request to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all Victory Funds you hold directly or through your financial intermediary.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

Financial Statements
The Victory International Funds
Victory RS International Fund
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Statements of Assets and Liabilities	28-29
Statements of Operations	32
Statements of Changes in Net Assets	34-36
Financial Highlights	40-41
Victory RS Global Fund
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	9
Statements of Assets and Liabilities	28-29
Statements of Operations	32
Statements of Changes in Net Assets	34-36
Financial Highlights	42-43
Victory Sophus Emerging Markets Fund
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	14
Statements of Assets and Liabilities	30-31
Statements of Operations	33
Statements of Changes in Net Assets	37-39
Financial Highlights	44-45
Victory Sophus Emerging Markets Small Cap Fund
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	21
Statements of Assets and Liabilities	30-31
Statements of Operations	33
Statements of Changes in Net Assets	37-39
Financial Highlights	46-47
Notes to Financial Statements	48
Supplemental Information	59
Trustee and Officer Information	59
Proxy Voting and Portfolio Holdings Information	62
Expense Examples	62
Privacy Policy (inside back cover)

1

The Funds are distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

2

Victory Portfolios	June 30, 2019

  (Unaudited)

Investment Objectives & Portfolio Holdings:

Victory RS International Fund Seeks to provide long-term capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

Victory RS Global Fund Seeks to provide long-term capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

Victory Sophus Emerging Markets Fund
Seeks to provide long-term capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

Victory Sophus Emerging Markets Small Cap Fund
Seeks to provide long-term capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

3

Victory Portfolios Victory RS International Fund	Schedule of Portfolio Investments June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (95.9%)
Australia (6.5%):
Financials (1.6%):
Macquarie Group Ltd.	8,971	$791,130
Health Care (1.4%):
CSL Ltd.	4,803	727,136
Materials (1.6%):
BHP Billiton Ltd.	28,080	816,074
Real Estate (1.9%):
Scentre Group	351,574	948,621
		3,282,961
Belgium (0.5%):
Information Technology (0.5%):
Melexis NV	4,093	276,683
China (2.1%):
Communication Services (1.3%):
Tencent Holdings Ltd.	14,300	646,948
Financials (0.8%):
China Merchants Bank Co. Ltd., Class H	80,000	397,009
		1,043,957
Denmark (1.2%):
Consumer Staples (1.2%):
Royal Unibrew A/S	8,344	610,175
France (8.2%):
Consumer Discretionary (3.3%):
Cie Generale des Etablissements Michelin	3,884	490,970
LVMH Moet Hennessy Louis Vuitton SA	2,750	1,168,790
		1,659,760
Energy (1.5%):
Total SA	13,358	749,105
Financials (1.1%):
AXA SA	20,775	545,445
Information Technology (1.4%):
Cap Gemini SA	5,813	722,560
Materials (0.9%):
Arkema SA	4,843	450,109
		4,126,979
Germany (7.9%):
Financials (2.1%):
Allianz SE	4,398	1,060,416

See notes to financial statements.

4

Victory Portfolios Victory RS International Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Health Care (0.3%):
Bayer AG	2,612	$181,121
Industrials (2.3%):
Siemens AG	6,167	734,022
Washtec AG	6,067	412,366
		1,146,388
Information Technology (1.9%):
SAP SE	6,888	944,042
Real Estate (1.3%):
Vonovia SE	13,530	646,157
		3,978,124
Hong Kong (2.4%):
Financials (0.9%):
AIA Group Ltd.	44,600	481,650
Real Estate (1.0%):
CK Asset Holdings Ltd.	63,500	497,483
Utilities (0.5%):
HK Electric Investments & HK Electric Investments Ltd.	237,000	242,678
		1,221,811
Ireland (1.0%):
Industrials (1.0%):
Experian PLC	16,817	509,278
Italy (4.4%):
Financials (1.2%):
Banca Generali SpA	20,806	598,943
Health Care (0.8%):
Recordati SpA	10,153	423,070
Utilities (2.4%):
Enel SpA	171,628	1,196,921
		2,218,934
Japan (20.0%):
Communication Services (0.7%):
Nippon Telegraph & Telephone Corp.	7,700	358,791
Consumer Discretionary (4.2%):
Hikari Tsushin, Inc.	2,400	524,393
Toyota Motor Corp.	18,200	1,129,719
United Arrows Ltd.	15,200	475,283
		2,129,395
Consumer Staples (1.0%):
Matsumotokiyoshi Holdings Co. Ltd.	16,600	487,657

See notes to financial statements.

5

Victory Portfolios Victory RS International Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Financials (2.5%):
Jafco Co. Ltd.	8,600	$315,995
Mitsubishi UFJ Financial Group, Inc.	100,200	477,317
Tokio Marine Holdings, Inc.	9,300	466,696
		1,260,008
Health Care (2.4%):
Hoya Corp.	8,400	645,665
Shionogi & Co. Ltd.	10,100	583,688
		1,229,353
Industrials (5.8%):
EN-Japan, Inc.	12,800	501,069
Fuji Electric Co. Ltd.	17,900	620,442
Hitachi Construction Machinery Co. Ltd.	14,300	374,164
ITOCHU Corp.	19,000	364,034
Kyowa Exeo Corp.	8,200	204,656
Okuma Corp.	7,700	397,132
Sanwa Holdings Corp.	42,500	458,155
		2,919,652
Information Technology (1.5%):
Fujitsu Ltd.	4,300	300,553
Oracle Corp. Japan	3,600	263,615
Ulvac, Inc.	6,700	213,512
		777,680
Materials (0.3%):
DIC Corp.	4,800	127,116
Real Estate (0.6%):
Sumitomo Realty & Development	8,400	300,550
Utilities (1.0%):
Chubu Electric Power Co., Inc.	35,500	498,750
		10,088,952
Macau (1.1%):
Consumer Discretionary (1.1%):
Wynn Macau Ltd.	237,600	531,923
Netherlands (5.3%):
Communication Services (1.8%):
Koninklijke KPN NV	286,282	878,884
Financials (1.6%):
ING Groep NV	68,303	790,998
Industrials (1.9%):
Wolters Kluwer NV	13,456	978,686
		2,648,568
Norway (1.9%):
Energy (0.5%):
Aker BP ASA	7,994	230,653

See notes to financial statements.

6

Victory Portfolios Victory RS International Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Financials (1.4%):
SpareBank 1 SMN	63,942	$733,139
		963,792
Russian Federation (0.6%):
Materials (0.6%):
Evraz PLC	36,297	307,278
Spain (2.5%):
Communication Services (1.6%):
Telefonica SA	96,403	792,544
Financials (0.9%):
Banco Santander SA (a)	103,692	480,451
		1,272,995
Sweden (2.4%):
Industrials (2.4%):
Atlas Copco AB, Class B	32,924	947,002
Epiroc AB, Class B	28,237	280,220
		1,227,222
Switzerland (11.2%):
Consumer Staples (3.6%):
Nestle SA, Registered Shares	17,738	1,837,030
Financials (1.9%):
Cembra Money Bank AG	4,200	405,473
UBS Group AG, Registered Shares	45,902	545,780
		951,253
Health Care (5.7%):
Novartis AG	14,807	1,352,312
Roche Holding AG	5,345	1,503,565
		2,855,877
		5,644,160
United Kingdom (16.7%):
Consumer Discretionary (0.9%):
Next PLC	6,467	452,774
Consumer Staples (4.2%):
Britvic PLC	41,188	464,612
Diageo PLC	18,220	784,037
Unilever PLC	13,724	851,751
		2,100,400
Energy (3.7%):
BP PLC	88,445	616,053
Royal Dutch Shell PLC, Class A	37,608	1,227,189
		1,843,242

See notes to financial statements.

7

Victory Portfolios Victory RS International Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Financials (3.4%):
Close Brothers Group PLC	16,548	$296,941
HSBC Holdings PLC	79,437	662,870
Legal & General Group PLC	220,892	756,628
		1,716,439
Health Care (1.1%):
Smith & Nephew PLC	25,786	559,821
Industrials (1.1%):
RELX PLC	22,976	557,159
Materials (2.3%):
Croda International PLC	3,973	258,377
Rio Tinto PLC	14,867	919,981
		1,178,358
		8,408,193
Total Common Stocks (Cost $44,436,975)		48,361,985
Preferred Stocks (0.6%)
Japan (0.6%):
Consumer Staples (0.6%):
Ito En Ltd.	13,200	292,161
Total Preferred Stocks (Cost $286,121)		292,161
Exchange-Traded Funds (1.3%)
United States (1.3%):
iShares MSCI EAFE ETF	10,336	679,385
Total Exchange-Traded Funds (Cost $662,554)		679,385
Collateral for Securities Loaned^ (0.0%) (b)
United States (0.0%): (b)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (c)	5,065	5,065
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (c)	6,525	6,525
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (c)	169	169
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (c)	2,785	2,785
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (c)	3,798	3,798
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (c)	5,909	5,909
Total Collateral for Securities Loaned (Cost $24,251)		24,251
Total Investments (Cost $45,409,901) — 97.8%		49,357,782
Other assets in excess of liabilities — 2.2%		1,086,931
NET ASSETS — 100.00%		$50,444,713

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Amount represents less than 0.05% of net assets.

(c)  Rate disclosed is the daily yield on June 30, 2019.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

8

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (95.8%)
Australia (2.2%):
Financials (1.0%):
Macquarie Group Ltd.	6,388	$563,342
Health Care (1.2%):
CSL Ltd.	4,549	688,682
		1,252,024
Belgium (0.4%):
Information Technology (0.4%):
Melexis NV	3,624	244,979
Bermuda (0.5%):
Industrials (0.5%):
Triton International Ltd.	8,105	265,520
Canada (1.3%):
Industrials (1.3%):
Canadian Pacific Railway Ltd.	3,215	757,295
China (3.1%):
Communication Services (1.5%):
Tencent Holdings Ltd.	18,900	855,058
Consumer Staples (0.7%):
Foshan Haitan Flavouring	25,141	385,144
Financials (0.9%):
Industrial & Commercial Bank of China Ltd.	707,000	516,074
		1,756,276
Denmark (0.7%):
Consumer Staples (0.7%):
Royal Unibrew A/S	5,005	366,003
France (5.4%):
Consumer Discretionary (2.0%):
Cie Generale des Etablissements Michelin	2,859	361,402
LVMH Moet Hennessy Louis Vuitton SA	1,784	758,226
		1,119,628
Energy (1.2%):
Total SA	11,582	649,508
Financials (1.3%):
BNP Paribas SA	15,302	725,206
Materials (0.9%):
Arkema SA	5,771	536,358
		3,030,700
Germany (0.4%):
Industrials (0.4%):
Washtec AG	3,706	251,892

See notes to financial statements.

9

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Hong Kong (1.0%):
Energy (1.0%):
CNOOC Ltd.	330,957	$564,556
India (0.8%):
Consumer Staples (0.8%):
Nestle India Ltd.	2,650	457,388
Indonesia (0.6%):
Communication Services (0.6%):
PT Telekomunikasi Indonesia Persero TBK	1,110,400	325,500
Ireland (1.3%):
Industrials (1.3%):
Eaton Corp. PLC, ADR	8,793	732,281
Italy (2.8%):
Financials (0.9%):
Banca Generali SpA	17,967	517,217
Health Care (0.7%):
Recordati SpA	9,652	402,193
Utilities (1.2%):
Enel SpA	93,458	651,769
		1,571,179
Japan (7.6%):
Consumer Discretionary (2.2%):
Hikari Tsushin, Inc.	2,000	436,994
Toyota Motor Corp.	10,300	639,347
United Arrows Ltd.	5,600	175,104
		1,251,445
Financials (1.1%):
Jafco Co. Ltd.	6,900	253,531
Resona Holdings, Inc.	91,496	381,737
		635,268
Health Care (1.7%):
As One Corp.	5,679	472,561
Hoya Corp.	6,100	468,876
		941,437
Industrials (1.9%):
EN-Japan, Inc.	6,700	262,278
Hitachi Construction Machinery Co. Ltd.	14,300	374,164
Kyowa Exeo Corp.	7,300	182,193
Okuma Corp.	4,600	237,248
		1,055,883
Information Technology (0.3%):
Ulvac, Inc.	5,700	181,645
See notes to financial statements.

10

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Materials (0.4%):
DIC Corp.	8,400	$222,453
		4,288,131
Korea, Republic Of (1.0%):
Information Technology (1.0%):
Samsung Electronics Co. Ltd.	14,083	573,589
Macau (0.7%):
Consumer Discretionary (0.7%):
Wynn Macau Ltd.	179,200	401,181
Mexico (0.7%):
Industrials (0.7%):
Promotora y Operadora de Infraestructura SAB de CV	38,638	384,028
Netherlands (1.1%):
Industrials (1.1%):
Wolters Kluwer NV	8,591	624,843
Norway (1.8%):
Energy (0.5%):
Aker BP ASA	9,166	264,469
Financials (1.3%):
SpareBank 1 SMN	63,573	728,908
		993,377
Russian Federation (0.5%):
Materials (0.5%):
Evraz PLC	36,418	308,302
Singapore (1.3%):
Financials (1.3%):
Singapore Exchange Ltd.	127,700	748,300
Sweden (1.6%):
Industrials (1.6%):
Atlas Copco AB, Class B	22,366	643,320
Nolato AB	4,517	276,208
		919,528
Switzerland (1.7%):
Health Care (1.7%):
Roche Holding AG	3,366	946,866
Taiwan (0.8%):
Financials (0.8%):
Cathay Financial Holding Co. Ltd.	323,000	447,432
United Kingdom (5.8%):
Consumer Discretionary (0.7%):
Next PLC	5,562	389,412

See notes to financial statements.

11

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (1.6%):
Britvic PLC	24,757	$279,266
Diageo PLC	6,680	287,451
Unilever PLC	5,664	351,524
		918,241
Financials (0.9%):
Close Brothers Group PLC	9,233	165,679
HSBC Holdings PLC	40,888	341,194
		506,873
Industrials (0.6%):
RELX PLC	14,220	344,829
Materials (2.0%):
Croda International PLC	4,147	269,693
Rio Tinto PLC	13,295	822,705
		1,092,398
		3,251,753
United States (50.7%):
Communication Services (5.0%):
Alphabet, Inc., Class C (a)	775	837,705
Facebook, Inc., Class A (a)	5,179	999,547
Verizon Communications, Inc.	16,943	967,954
		2,805,206
Consumer Discretionary (6.1%):
Amazon.com, Inc. (a)	676	1,274,413
McDonald's Corp.	4,334	899,998
Ross Stores, Inc.	5,871	581,934
The TJX Co., Inc.	13,034	689,238
		3,445,583
Consumer Staples (5.3%):
Colgate-Palmolive Co.	12,889	923,754
PepsiCo, Inc.	9,708	1,273,010
The Estee Lauder Cos., Inc., Class A	4,280	783,711
		2,980,475
Energy (1.7%):
ConocoPhillips	10,016	610,976
Phillips 66	4,113	384,730
		995,706
Financials (8.3%):
Bank of America Corp.	32,438	940,702
CME Group, Inc.	1,346	261,272
JPMorgan Chase & Co.	8,926	997,927
MSCI, Inc.	3,705	884,717
The PNC Financial Services Group, Inc.	4,973	682,693
The Progressive Corp.	11,247	898,973
		4,666,284

See notes to financial statements.

12

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Health Care (6.1%):
Amedisys, Inc. (a)	3,577	$434,283
Amgen, Inc.	4,071	750,204
CVS Health Corp.	6,893	375,600
Eli Lilly & Co.	6,784	751,599
Johnson & Johnson	8,128	1,132,068
		3,443,754
Industrials (3.5%):
3M Co.	2,495	432,483
HD Supply Holdings, Inc. (a)	8,868	357,203
Honeywell International, Inc.	6,843	1,194,720
		1,984,406
Information Technology (12.1%):
Apple, Inc.	6,910	1,367,627
Cisco Systems, Inc.	18,505	1,012,779
Mastercard, Inc., Class A	5,164	1,366,033
Microsoft Corp.	15,759	2,111,076
Texas Instruments, Inc.	8,278	949,983
		6,807,498
Real Estate (1.0%):
Liberty Property Trust	11,378	569,355
Utilities (1.6%):
MGE Energy, Inc.	12,322	900,492
		28,598,759
Total Common Stocks (Cost $43,279,530)		54,061,682
Preferred Stocks (0.8%)
Brazil (0.8%):
Financials (0.8%):
Itau Unibanco Holding S.A.	44,715	422,308
Total Preferred Stocks (Cost $316,628)		422,308
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares MSCI ACWI ETF	1,122	82,702
Total Exchange-Traded Funds (Cost $78,184)		82,702
Total Investments (Cost $43,674,342) — 96.7%		54,566,692
Other assets in excess of liabilities — 3.3%		1,848,938
NET ASSETS — 100.00%		$56,415,630

(a)  Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

13

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (95.7%)
Australia (0.7%):
Materials (0.7%):
BHP Billiton Ltd., ADR (a)	43,283	$2,515,175
Brazil (8.4%):
Consumer Discretionary (1.3%):
BK Brasil Operacao e Assessoria a Restaurantes SA	385,800	2,234,833
Lojas Renner SA	226,080	2,777,051
		5,011,884
Consumer Staples (0.7%):
Atacadao Distribuicao Comercio E Industria Ltd.	445,600	2,553,382
Energy (1.7%):
Cosan Ltd. (b)	179,476	2,397,800
Petroleo Brasileiro SA, ADR	258,532	4,025,343
		6,423,143
Financials (1.0%):
Banco Bradesco SA, ADR	383,065	3,761,698
Health Care (1.4%):
Odontoprev SA	581,700	2,766,609
Qualicorp SA	394,600	2,360,837
		5,127,446
Industrials (0.7%):
Companhia de Locacao das Americas	196,900	2,506,830
Materials (0.4%):
Vale SA, ADR	120,883	1,624,667
Utilities (1.2%):
Cia de Saneamento Basico do Estado de Sao Paulo	137,800	1,696,613
Eneva SA (b)	469,800	2,951,469
		4,648,082
		31,657,132
Chile (1.2%):
Financials (0.5%):
Banco de Credito e Inversiones	29,506	2,036,293
Real Estate (0.7%):
Parque Arauco SA	915,842	2,542,932
		4,579,225
China (26.7%):
Communication Services (6.5%):
Momo, Inc., ADR	61,866	2,214,803
NetEase, Inc., ADR	9,166	2,344,388
Tencent Holdings Ltd.	440,515	19,929,408
		24,488,599

See notes to financial statements.

14

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Consumer Discretionary (6.4%):
Alibaba Group Holding Ltd., ADR (b)	99,408	$16,844,685
Baozun, Inc., ADR (a) (b)	53,659	2,675,438
Tongcheng-Elong Holdings Ltd. (b)	1,292,000	2,564,695
Xtep International Holdings Ltd.	3,282,000	1,980,503
		24,065,321
Consumer Staples (2.5%):
Ausnutria Dairy Corp. Ltd. (a)	1,426,000	2,842,301
Wuliangye Yibin Co. Ltd.	233,450	4,020,852
Yihai International Holding Ltd.	498,000	2,583,663
		9,446,816
Energy (1.2%):
China Oilfield Services Ltd.	2,370,000	2,351,310
PetroChina Co. Ltd.	4,096,000	2,258,570
		4,609,880
Financials (5.9%):
China Construction Bank Corp.	10,997,857	9,480,559
China Merchants Bank Co. Ltd., Class H	830,000	4,118,967
Ping An Insurance Group Co. of China Ltd.	712,500	8,568,053
		22,167,579
Industrials (0.8%):
Zoomlion Heavy Industry Science And Technology Co.	4,430,000	2,909,885
Information Technology (0.6%):
Beijing Sinnet Technology Co. Ltd., Class A	915,600	2,239,687
Materials (1.7%):
Anhui Conch Cement Co. Ltd.	455,500	2,850,315
Wanhua Chemical Group Co. Ltd., Class A	302,600	1,889,694
Zijin Mining Group Co. Ltd.	4,388,000	1,783,315
		6,523,324
Real Estate (1.1%):
China Sce Property Holdings	3,894,000	1,876,779
Sunac China Holdings Ltd.	499,000	2,450,627
		4,327,406
		100,778,497
Cyprus (0.2%):
Financials (0.2%):
TCS Group Holding PLC, GDR	45,330	888,727
Greece (1.1%):
Communication Services (0.7%):
Hellenic Telecommunications Organization SA	171,144	2,527,944
Industrials (0.4%):
Mytilineos Holdings SA	131,782	1,520,951
		4,048,895

See notes to financial statements.

15

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Hong Kong (4.6%):
Consumer Discretionary (0.4%):
Xinyi Glass Holdings Ltd.	1,574,000	$1,653,479
Energy (0.7%):
Kunlun Energy Co. Ltd.	2,968,000	2,591,548
Financials (0.7%):
Hong Kong Exchanges and Clearing Ltd.	73,200	2,586,994
Health Care (0.8%):
CSPC Pharmaceutical Group Ltd.	1,956,000	3,154,854
Industrials (0.5%):
CIMC Enric Holdings Ltd.	2,300,000	1,854,968
Information Technology (0.6%):
Kingboard Laminates Holdings Ltd.	2,289,500	2,100,713
Real Estate (0.9%):
Shimao Property Holdings Ltd.	1,162,000	3,540,235
		17,482,791
India (8.7%):
Consumer Discretionary (1.3%):
Aditya Birla Fashion and Retail Ltd. (b)	454,953	1,420,501
Indian Hotels Co. Ltd.	598,202	1,365,255
Jubilant Foodworks, Ltd.	123,844	2,212,309
		4,998,065
Energy (1.3%):
Reliance Industries Ltd. (b)	278,313	5,051,124
Financials (2.4%):
Cholamandalam Investment and Finance Co. Ltd.	480,235	1,987,267
Housing Development Finance Corp. Ltd.	165,035	5,240,950
Rec Ltd.	697,280	1,664,131
		8,892,348
Health Care (0.4%):
Jubilant Life Sciences Ltd.	195,414	1,449,919
Industrials (1.2%):
Adani Ports And Special Economic Zone	418,282	2,485,880
Larsen & Toubro Ltd.	84,321	1,897,387
		4,383,267
Information Technology (1.5%):
HCL Technologies Ltd.	177,247	2,734,589
Infosys Technologies, ADR (a)	286,538	3,065,957
		5,800,546
Utilities (0.6%):
Mahanagar Gas Ltd.	178,679	2,199,175
		32,774,444

See notes to financial statements.

16

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Indonesia (3.2%):
Financials (2.4%):
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (b)	15,561,900	$3,800,913
PT Bank Negara Indonesia Persero TBK	7,884,500	5,137,693
		8,938,606
Industrials (0.4%):
PT Wijaya Karya Persero TBK	9,150,000	1,573,692
Materials (0.4%):
PT Indocement Tunggal Prakarsa TBK	1,121,600	1,585,432
		12,097,730
Korea, Republic Of (12.5%):
Communication Services (0.4%):
Innocean Worldwide, Inc.	23,902	1,475,402
Consumer Discretionary (1.6%):
Fila Korea Ltd.	31,028	2,061,079
Hyundai Mobis Co. Ltd.	20,253	4,132,981
		6,194,060
Consumer Staples (0.5%):
Neopharm Co. Ltd.	39,714	1,793,615
Energy (0.6%):
SK Innovation Co. Ltd.	16,064	2,214,738
Financials (0.6%):
Hana Financial Group, Inc.	72,537	2,351,603
Industrials (0.7%):
Samsung Engineering Co. Ltd. (b)	181,594	2,702,915
Information Technology (7.4%):
DuzonBizon Co. Ltd.	32,196	1,739,490
Samsung Electro-Mechanics Co. Ltd.	22,578	1,921,470
Samsung Electronics Co. Ltd.	446,396	18,181,334
SK Hynix, Inc.	99,920	6,011,430
		27,853,724
Materials (0.7%):
Ssangyong Cement Industrial Co. Ltd.	473,113	2,588,216
		47,174,273
Malaysia (0.5%):
Financials (0.5%):
Ammb Holdings Berhad	1,706,800	1,747,963
Mexico (3.6%):
Communication Services (0.7%):
America Movil, ADR	192,578	2,803,936
Consumer Discretionary (0.3%):
El Puerto de Liverpool Sab de CV	173,507	966,278

See notes to financial statements.

17

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (0.3%):
Grupo Lala SAB de CV	989,293	$1,216,137
Financials (1.5%):
Gentera SAB de CV	1,980,392	1,712,092
Grupo Financiero Banorte SAB de CV	670,344	3,890,062
		5,602,154
Materials (0.4%):
Alpek SAB de CV	1,208,387	1,518,213
Real Estate (0.4%):
Corporacion Inmobiliaria Vesta SAB de CV	887,836	1,310,717
		13,417,435
Peru (0.9%):
Financials (0.9%):
Credicorp Ltd.	14,603	3,342,773
Philippines (1.6%):
Financials (0.8%):
BDO Unibank, Inc.	1,036,640	2,834,236
Real Estate (0.8%):
Megaworld Corp.	25,830,900	3,075,593
		5,909,829
Poland (0.5%):
Energy (0.5%):
Grupa Lotos SA	81,786	1,857,348
Russian Federation (3.3%):
Energy (1.6%):
LUKOIL PJSC, ADR	72,513	6,112,413
		6,112,413
Financials (1.5%):
Sberbank of Russia PJSC, ADR	360,245	5,549,955
Materials (0.2%):
ALROSA AO	488,420	664,788
		12,327,156
Saudi Arabia (1.1%):
Consumer Discretionary (0.3%):
Leejam Sports Co. JSC	55,699	1,110,774
Financials (0.8%):
Al Rajhi Bank	156,381	2,904,151
		4,014,925
South Africa (4.0%):
Communication Services (1.5%):
Naspers Ltd.	24,211	5,863,401

See notes to financial statements.

18

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (0.5%):
The SPAR Group Ltd.	136,697	$1,816,864
Financials (1.1%):
Absa Group Ltd.	184,500	2,308,425
Nedbank Group Ltd.	102,251	1,840,284
		4,148,709
Materials (0.9%):
AngloGold Ashanti Ltd.	182,002	3,264,065
		15,093,039
Taiwan (8.5%):
Consumer Discretionary (0.6%):
Giant Manufacturing Co. Ltd.	314,000	2,462,570
Financials (1.4%):
Chailease Holding Co. Ltd.	196,000	812,315
Yuanta Financial Holding Co. Ltd.	7,294,000	4,385,055
		5,197,370
Industrials (0.8%):
Far Eastern New Century Corp.	2,669,000	2,883,915
Information Technology (5.7%):
Globalwafers Co. Ltd.	188,000	1,912,844
King Yuan Electronics Co. Ltd.	2,519,000	2,180,243
Nanya Technology Corp.	1,278,000	2,657,301
Phison Electronics Corp.	150,000	1,368,949
Taiwan Semiconductor Manufacturing Co. Ltd.	1,543,998	11,810,420
Utechzone Co. Ltd.	647,000	1,492,345
		21,422,102
		31,965,957
Thailand (2.0%):
Consumer Discretionary (0.5%):
Com7 PCL (a)	2,571,600	1,831,509
Consumer Staples (0.5%):
CP All PCL	672,800	1,888,565
Energy (1.0%):
PTT Exploration & Production	885,100	3,908,202
		7,628,276
United Arab Emirates (0.5%):
Real Estate (0.5%):
Aldar Properties PJSC	4,028,790	2,077,141
United Kingdom (1.4%):
Communication Services (0.4%):
Airtel Africa PLC (b) (c)	1,635,265	1,407,724

See notes to financial statements.

19

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Materials (1.0%):
Anglo American PLC	129,424	$3,696,702
		5,104,426
United States (0.5%):
Industrials (0.5%):
Bizlink Holding, Inc.	289,000	2,008,652
Total Common Stocks (Cost $326,680,196)		360,491,809
Preferred Stocks (1.7%)
Brazil (1.7%):
Financials (1.3%):
Itau Unibanco Holding S.A.	547,300	5,168,937
Industrials (0.4%):
Randon SA Implementos e Participacoes	628,200	1,479,157
		6,648,094
Total Preferred Stocks (Cost $5,705,837)		6,648,094
Collateral for Securities Loaned^ (2.3%)
United States (2.3%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (d)	1,783,829	1,783,829
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (d)	2,297,776	2,297,776
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (d)	59,673	59,673
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (d)	980,975	980,975
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (d)	1,337,664	1,337,664
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (d)	2,080,887	2,080,887
Total Collateral for Securities Loaned (Cost $8,540,803)		8,540,804
Total Investments (Cost $340,926,836) — 99.7%		375,680,707
Other assets in excess of liabilities — 0.3%		1,101,746
NET ASSETS — 100.00%		$376,782,453

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2019, the fair value of these securities was $1,407,724 and amounted to 0.4% of net assets.

(d)  Rate disclosed is the daily yield on June 30, 2019.

ADR — American Depositary Receipt

GDR — Global Depository Receipt

PCL — Public Company Limited

PLC — Public Limited Company

See notes to financial statements.

20

Victory Portfolios Victory Sophus Emerging Markets Small Cap Fund	Schedule of Portfolio Investments June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.6%)
Brazil (6.6%):
Consumer Discretionary (1.1%):
BK Brasil Operacao e Assessoria a Restaurantes SA	10,200	$59,086
Energy (0.9%):
Cosan Ltd. (a)	3,690	49,298
Financials (0.9%):
Banco ABC Brasil SA	9,508	47,598
Health Care (0.6%):
Qualicorp SA	5,800	34,701
Industrials (1.2%):
Companhia de Locacao das Americas	5,000	63,657
Utilities (1.9%):
Eneva SA (a)	8,800	55,285
Omega Geracao SA (a)	8,000	49,801
		105,086
		359,426
Chile (1.7%):
Energy (1.0%):
Geopark Ltd. (a)	2,855	52,932
Real Estate (0.7%):
Parque Arauco SA	13,645	37,887
		90,819
China (9.7%):
Communication Services (0.5%):
YY, Inc., ADR (a)	409	28,503
Consumer Discretionary (1.3%):
Baozun, Inc., ADR (a) (b)	738	36,797
Tongcheng-Elong Holdings Ltd. (a)	17,200	34,143
		70,940
Consumer Staples (2.5%):
Anhui Kouzi Distillery Co. Ltd., Class A	4,100	38,559
Ausnutria Dairy Corp. Ltd.	33,000	65,775
Tianyun International Holdings Ltd.	214,000	31,527
		135,861
Health Care (1.8%):
Livzon Pharmaceutical Group, Inc.	8,700	28,961
Luye Pharma Group Ltd. (c)	46,000	33,364
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	40,000	36,299
		98,624
Industrials (1.6%):
Shenzhen Expressway Co. Ltd., Class H	36,000	43,277
Zoomlion Heavy Industry Science And Technology Co.	63,800	41,908
		85,185

See notes to financial statements.

21

Victory Portfolios Victory Sophus Emerging Markets Small Cap Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Information Technology (0.6%):
Beijing Sinnet Technology Co. Ltd., Class A	13,700	$33,512
Real Estate (1.4%):
China Sce Property Holdings	90,000	43,377
Yuzhou Properties Co. Ltd.	63,000	29,596
		72,973
		525,598
Colombia (0.7%):
Financials (0.7%):
Banco Davivienda SA	3,089	38,942
Cyprus (0.4%):
Financials (0.4%):
TCS Group Holding PLC, GDR	1,114	21,841
Egypt (0.8%):
Health Care (0.8%):
Cleopatra Hospital (a)	109,599	42,404
Greece (2.6%):
Industrials (1.5%):
Mytilineos Holdings SA	6,779	78,239
Utilities (1.1%):
Terna Energy SA	7,671	61,482
		139,721
Hong Kong (3.5%):
Communication Services (0.6%):
Citic Telecom International Holdings Ltd.	87,000	34,500
Consumer Discretionary (0.7%):
Stella International Holdings, Ltd.	21,000	35,500
Industrials (0.7%):
CIMC Enric Holdings Ltd.	46,000	37,099
Information Technology (0.8%):
Kingboard Laminates Holdings Ltd.	46,500	42,666
Real Estate (0.7%):
Yuexiu Property Co. Ltd.	170,000	38,531
		188,296
India (13.4%):
Consumer Discretionary (2.8%):
Aditya Birla Fashion and Retail Ltd. (a)	15,631	48,805
Indian Hotels Co. Ltd.	21,158	48,288
Jubilant Foodworks, Ltd.	2,937	52,466
		149,559

See notes to financial statements.

22

Victory Portfolios Victory Sophus Emerging Markets Small Cap Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Financials (3.0%):
Cholamandalam Investment and Finance Co. Ltd.	12,730	$52,678
Manappuram Finance Ltd.	29,047	58,164
Rec Ltd.	21,302	50,839
		161,681
Health Care (0.8%):
Jubilant Life Sciences Ltd.	5,732	42,530
Industrials (2.0%):
L&T Technology Services Ltd. (c)	2,338	59,110
PNC Infratech Ltd.	17,854	52,047
		111,157
Information Technology (2.1%):
NIIT Technologies Ltd.	2,947	57,433
Zensar Technologies Ltd.	14,460	54,163
		111,596
Materials (0.7%):
Essel Propack, Ltd.	20,351	38,377
Utilities (2.0%):
CESC Ltd.	5,041	57,267
Mahanagar Gas Ltd.	4,401	54,167
		111,434
		726,334
Indonesia (4.5%):
Consumer Discretionary (1.0%):
PT Mitra Adiperkasa TBK	851,700	54,272
Consumer Staples (0.7%):
Industri Jamu Dan Farmasi SI	547,400	38,974
Financials (1.3%):
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (a)	292,800	71,515
Industrials (0.8%):
PT Wijaya Karya Persero TBK	245,200	42,171
Materials (0.7%):
PT Indocement Tunggal Prakarsa TBK	26,700	37,742
		244,674
Korea, Republic Of (13.9%):
Communication Services (1.7%):
AfreecaTV Co. Ltd.	807	43,099
Innocean Worldwide, Inc.	784	48,394
		91,493
Consumer Discretionary (1.3%):
Fila Korea Ltd.	1,039	69,017
Consumer Staples (0.7%):
Neopharm Co. Ltd.	858	38,750

See notes to financial statements.

23

Victory Portfolios Victory Sophus Emerging Markets Small Cap Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Financials (0.6%):
DGB Financial Group, Inc.	4,327	$30,567
Health Care (3.7%):
Caregen Co. Ltd. (d)	571	34,055
Dong-A ST Co. Ltd.	459	40,366
Hanall Biopharma Co. Ltd. (a)	1,347	29,118
I-Sens, Inc.	2,317	48,820
Seegene, Inc. (a)	2,025	46,422
		198,781
Industrials (0.8%):
Samsung Engineering Co. Ltd. (a)	2,881	42,882
Information Technology (3.4%):
DuzonBizon Co. Ltd.	1,295	69,967
KoMiCo Ltd.	1,818	42,842
Tes Co. Ltd.	3,328	47,515
Tokai Carbon Korea Co. Ltd.	584	27,587
		187,911
Materials (1.7%):
Hansol Chemical Co. Ltd.	672	46,285
Ssangyong Cement Industrial Co. Ltd.	8,767	47,961
		94,246
		753,647
Malaysia (1.7%):
Consumer Discretionary (0.8%):
Bermaz Auto BHD	70,100	45,149
Financials (0.9%):
RHB Capital Berhad	36,400	49,270
		94,419
Mexico (3.8%):
Consumer Staples (0.6%):
Grupo Lala SAB de CV	27,652	33,992
Financials (1.5%):
Credito Real Sab de CV	34,543	42,374
Gentera SAB de CV	47,091	40,711
		83,085
Materials (0.7%):
Alpek SAB de CV	28,003	35,183
Real Estate (1.0%):
Macquarie Mexico Real Estate Management SA de CV (c)	49,356	56,044
		208,304
Peru (1.4%):
Financials (0.7%):
Intercorp Financial Services, Inc.	882	40,131

See notes to financial statements.

24

Victory Portfolios Victory Sophus Emerging Markets Small Cap Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Industrials (0.7%):
Ferreycorp Saa	51,229	$35,188
		75,319
Philippines (2.5%):
Consumer Discretionary (1.0%):
Bloomberry Resorts Corp.	246,000	54,221
Industrials (0.8%):
Cebu Air, Inc.	25,220	44,810
Real Estate (0.7%):
Filinvest Land, Inc.	1,086,000	39,849
		138,880
Poland (0.7%):
Energy (0.7%):
Grupa Lotos SA	1,666	37,835
Saudi Arabia (1.6%):
Consumer Discretionary (0.7%):
Leejam Sports Co. JSC	1,979	39,466
Financials (0.9%):
Bupa Arabia for Cooperative Insurance Co.	1,799	46,302
		85,768
South Africa (4.9%):
Consumer Staples (1.5%):
Clover Industries Ltd.	26,125	37,554
The SPAR Group Ltd.	3,206	42,612
		80,166
Materials (2.5%):
African Rainbow Minerals Ltd.	5,874	76,305
AngloGold Ashanti Ltd.	3,481	62,429
		138,734
Real Estate (0.9%):
Vukile Property Fund Ltd.	34,636	47,187
		266,087
Taiwan (16.7%):
Consumer Discretionary (3.7%):
Giant Manufacturing Co. Ltd.	5,000	39,213
Power Wind Health Industry, Inc.	7,000	58,994
Poya Co. Ltd.	4,000	54,145
Topkey Corp.	9,000	49,687
		202,039
Financials (0.8%):
Chailease Holding Co. Ltd.	11,000	45,589

See notes to financial statements.

25

Victory Portfolios Victory Sophus Emerging Markets Small Cap Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Health Care (1.1%):
Bioteque Corp.	15,000	$58,463
Industrials (2.2%):
Sinmag Equipment Corp.	10,383	38,799
Taiwan Secom Co., Ltd.	15,000	42,790
Xxentria Technology Material	17,000	39,232
		120,821
Information Technology (7.8%):
Elite Material Co. Ltd.	18,000	54,481
First Hi-Tec Enterprise Co. Ltd.	33,000	47,986
Flexium Interconnect, Inc.	19,000	52,870
King Yuan Electronics Co. Ltd.	61,000	52,797
Phison Electronics Corp.	4,000	36,505
Sino-American Silicon Products, Inc.	23,000	60,587
Taiwan Union Technology Corp.	18,000	72,415
Utechzone Co. Ltd.	19,000	43,825
		421,466
Materials (1.1%):
Shinkong Synthetic Fibers Corp.	130,000	58,303
		906,681
Thailand (2.6%):
Consumer Discretionary (1.6%):
Com7 PCL	68,700	48,928
Somboon Advance Technology PCL	68,100	40,215
		89,143
Financials (1.0%):
Kiatnakin Bank PCL	24,000	54,419
		143,562
Turkey (0.7%):
Consumer Discretionary (0.7%):
Kordsa Teknik Tekstil AS	19,545	40,949
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (a)	—	—	(e)
		40,950
United Arab Emirates (0.7%):
Real Estate (0.7%):
Aldar Properties PJSC	69,669	35,920
United Kingdom (0.6%):
Communication Services (0.6%):
Airtel Africa PLC (a) (c)	39,560	34,055
United States (0.9%):
Industrials (0.9%):
Bizlink Holding, Inc.	7,000	48,652
Total Common Stocks (Cost $4,855,950)		5,248,134

See notes to financial statements.

26

Victory Portfolios Victory Sophus Emerging Markets Small Cap Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Preferred Stocks (0.7%)
Brazil (0.7%):
Industrials (0.7%):
Randon SA Implementos e Participacoes	17,400	$40,970
Total Preferred Stocks (Cost $33,028)		40,970
Collateral for Securities Loaned^ (0.7%)
United States (0.7%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (f)	7,776	7,776
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (f)	10,018	10,018
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (f)	260	260
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (f)	4,276	4,276
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (f)	5,831	5,831
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (f)	9,071	9,071
Total Collateral for Securities Loaned (Cost $37,231)		37,232
Total Investments (Cost $4,926,209) — 98.0%		5,326,336
Other assets in excess of liabilities — 2.0%		106,772
NET ASSETS — 100.00%		$5,433,108

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2019, the fair value of these securities was $182,573 and amounted to 3.3% of net assets.

(d)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.6% of the Fund's net assets as of June 30, 2019. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(e)  Rounds to less than $1.

(f)  Rate disclosed is the daily yield on June 30, 2019.

ADR — American Depositary Receipt

GDR — Global Depository Receipt

PCL — Public Company Limited

PLC — Public Limited Company

See notes to financial statements.

27

Victory Portfolios	Statements of Assets and Liabilities June 30, 2019

  (Unaudited)

	Victory RS International Fund		Victory RS Global Fund
ASSETS:
Investments, at value (Cost $45,409,901 and $43,674,342)	$49,357,782	(a)	$54,566,692
Foreign currency, at value (Cost $89,828 and $2,914)	87,367		2,712
Cash and cash equivalents	1,219,244		662,260
Interest and dividends receivable	59,364		81,866
Receivable for capital shares issued	82,018		1,064,616
Receivable for investments sold	305,429		107,600
Reclaims receivable	112,031		49,292
Receivable from Adviser	47,868		74,266
Prepaid expenses	43,969		56,056
Total Assets	51,315,072		56,665,360
LIABILITIES:
Payables:
Collateral received on loaned securities	24,251		—
Investments purchased	713,878		164,183
Capital shares redeemed	76,990		13,508
Accrued foreign capital gains taxes	—		10,280
Accrued expenses and other payables:
Investment advisory fees	30,741		35,335
Administration fees	2,384		2,730
Custodian fees	2,284		2,521
Transfer agent fees	6,535		6,446
Chief Compliance Officer fees	26		30
Trustees' fees	129		73
12b-1 fees	2,813		2,455
Other accrued expenses	10,328		12,169
Total Liabilities	870,359		249,730
NET ASSETS:
Capital	45,728,055		45,387,250
Total distributable earnings/(loss)	4,716,658		11,028,380
Net Assets	$50,444,713		$56,415,630
Net Assets
Class A Shares	$18,647,549		$9,213,262
Class C Shares	1,214,612		2,747,363
Class R Shares	2,058,539		1,933,254
Class R6 Shares	52,621		52,636
Class Y Shares	28,471,392		42,469,115
Total	$50,444,713		$56,415,630
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	1,521,205		678,095
Class C Shares	136,328		209,377
Class R Shares	179,710		114,267
Class R6 Shares	5,188		5,188
Class Y Shares	2,356,585		3,152,311
Total	4,199,016		4,159,238

(continues on next page)

See notes to financial statements.

28

Victory Portfolios	Statements of Assets and Liabilities June 30, 2019

  (Unaudited) (continued)

	Victory RS International Fund	Victory RS Global Fund
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$12.26	$13.59
Class C Shares (b)	8.91	13.12
Class R Shares	11.45	16.92
Class R6 Shares	10.14	10.15
Class Y Shares	12.08	13.47
Maximum Sales Charge — Class A Shares	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$13.01	$14.42

(a)  Includes $23,167 of securities on loan.

(b)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

29

Victory Portfolios	Statements of Assets and Liabilities June 30, 2019

  (Unaudited)

	Victory Sophus Emerging Markets Fund		Victory Sophus Emerging Markets Small Cap Fund
ASSETS:
Investments, at value (Cost $340,926,836 and $4,926,209)	$375,680,707	(a)	$5,326,336	(b)
Foreign currency, at value (Cost $1,725,089 and $8,404)	1,720,558		8,322
Cash and cash equivalents	4,612,799		134,585
Interest and dividends receivable	1,603,691		21,235
Receivable for capital shares issued	1,223,430		—
Receivable for investments sold	7,982,431		11,283
Reclaims receivable	2,571		625
Receivable from Adviser	268,476		36,702
Prepaid expenses	47,158		21,711
Total Assets	393,141,821		5,560,799
LIABILITIES:
Payables:
Collateral received on loaned securities	8,540,804		37,232
Investments purchased	6,554,877		62,950
Capital shares redeemed	724,984		—
Accrued foreign capital gains taxes	90,472		1,441
Accrued expenses and other payables:
Investment advisory fees	299,457		5,444
Administration fees	18,531		271
Custodian fees	34,452		1,825
Transfer agent fees	43,321		387
Chief Compliance Officer fees	228		4
Trustees' fees	576		—
12b-1 fees	12,164		91
Other accrued expenses	39,502		18,046
Total Liabilities	16,359,368		127,691
NET ASSETS:
Capital	362,141,999		5,200,469
Total distributable earnings/(loss)	14,640,454		232,639
Net Assets	$376,782,453		$5,433,108
Net Assets
Class A Shares	$62,150,382		$305,995
Class C Shares	7,801,682		147,563
Class R Shares	13,442,309		—
Class R6 Shares	59,783,419		—
Class Y Shares	233,604,661		4,979,550
Total	$376,782,453		$5,433,108
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	3,205,197		44,337
Class C Shares	539,580		23,584
Class R Shares	739,994		—
Class R6 Shares	3,035,633		—
Class Y Shares	11,967,542		723,098
Total	19,487,946		791,019

(continues on next page)

See notes to financial statements.

30

Victory Portfolios	Statements of Assets and Liabilities June 30, 2019

  (Unaudited) (continued)

	Victory Sophus Emerging Markets Fund	Victory Sophus Emerging Markets Small Cap Fund
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$19.39	$6.90
Class C Shares (c)	14.46	6.26
Class R Shares	18.17	—
Class R6 Shares	19.69	—
Class Y Shares	19.52	6.89
Maximum Sales Charge — Class A Shares	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$20.57	$7.32

(a)  Includes $8,352,549 of securities on loan.

(b)  Includes $36,398 of securities on loan.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

31

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2019

  (Unaudited)

	Victory RS International Fund	Victory RS Global Fund
Investment Income:
Dividends	$930,183	$793,213
Interest	13,720	9,850
Securities lending (net of fees)	4,292	2,999
Foreign tax withholding	(102,490)	(57,067)
Total Income	845,705	748,995
Expenses:
Investment advisory fees	143,343	175,286
Administration fees	11,302	13,832
12b-1 fees — Class A Shares	21,767	8,832
12b-1 fees — Class C Shares	5,121	13,122
12b-1 fees — Class R Shares	4,928	4,730
Custodian fees	14,451	7,458
Transfer agent fees	804	936
Transfer agent fees — Class A Shares	16,555	4,106
Transfer agent fees — Class C Shares	789	1,489
Transfer agent fees — Class R Shares	2,141	2,669
Transfer agent fees — Class R6 Shares (a)	8	8
Transfer agent fees — Class Y Shares	4,474	14,039
Trustees' fees	1,393	1,776
Chief Compliance Officer fees	130	165
Legal and audit fees	5,710	7,637
State registration and filing fees	30,582	30,432
Other expenses	13,451	10,657
Total Expenses	276,949	297,174
Expenses waived/reimbursed by Adviser	(86,790)	(138,648)
Net Expenses	190,159	158,526
Net Investment Income (Loss)	655,546	590,469
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	(2,779)	(83,654)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	3,899,013	6,427,860
Net change in accrued foreign taxes on unrealized gains	—	15
Net realized/unrealized gains (losses) on investments	3,896,234	6,344,221
Change in net assets resulting from operations	$4,551,780	$6,934,690

(a)  Victory RS International Fund and Victory RS Global Fund Class R6 Shares commenced operations on May 2, 2019.

See notes to financial statements.

32

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2019

  (Unaudited)

	Victory Sophus Emerging Markets Fund	Victory Sophus Emerging Markets Small Cap Fund
Investment Income:
Dividends	$4,858,331	$75,838
Interest	68,997	819
Securities lending (net of fees)	46,390	496
Foreign tax withholding	(441,748)	(8,331)
Total Income	4,531,970	68,822
Expenses:
Investment advisory fees	1,734,623	31,063
Accounting fees	—	7,458
Administration fees	109,565	1,569
12b-1 fees — Class A Shares	75,022	370
12b-1 fees — Class C Shares	45,540	670
12b-1 fees — Class R Shares	32,873	—
Custodian fees	97,674	28,218
Transfer agent fees	5,609	702
Transfer agent fees — Class A Shares	47,347	306
Transfer agent fees — Class C Shares	7,175	85
Transfer agent fees — Class R Shares	11,907	—
Transfer agent fees — Class R6 Shares	732	—
Transfer agent fees — Class Y Shares	99,397	1,387
Trustees' fees	14,221	281
Chief Compliance Officer fees	1,357	19
Legal and audit fees	23,827	11,682
State registration and filing fees	46,241	20,410
Line of credit fees	—	4
Interfund lending fees	691	10
Other expenses	47,025	4,289
Total Expenses	2,400,826	108,523
Expenses waived/reimbursed by Adviser	(504,031)	(70,148)
Net Expenses	1,896,795	38,375
Net Investment Income (Loss)	2,635,175	30,447
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment securities and foreign currency translations	(8,027,593)	(15,027)
Foreign taxes on realized gains	(7,708)	—
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	40,042,344	595,408
Net change in accrued foreign taxes on unrealized gains	(74,722)	(1,439)
Net realized/unrealized gains (losses) on investments	31,932,321	578,942
Change in net assets resulting from operations	$34,567,496	$609,389

See notes to financial statements.

33

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS International Fund		Victory RS Global Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$655,546	$477,399	$590,469	$570,635
Net realized gains (losses) from investment transactions	(2,779)	1,177,830	(83,654)	860,931
Net change in unrealized appreciation/depreciation on investments	3,899,013	(4,529,981)	6,427,875	(3,474,816)
Change in net assets resulting from operations	4,551,780	(2,874,752)	6,934,690	(2,043,250)
Distributions to Shareholders:
Class A Shares	—	(284,566)	—	(235,004)
Class C Shares	—	(11,666)	—	(90,683)
Class R Shares	—	(31,806)	—	(63,429)
Class Y Shares	—	(123,500)	—	(1,171,457)
Change in net assets resulting from distributions to shareholders	—	(451,538)	—	(1,560,573)
Change in net assets resulting from capital transactions	21,710,000	2,287,100	13,963,779	6,560,242
Change in net assets	26,261,780	(1,039,190)	20,898,469	2,956,419
Net Assets:
Beginning of period	24,182,933	25,222,123	35,517,161	32,560,742
End of period	$50,444,713	$24,182,933	$56,415,630	$35,517,161

(continues on next page)

See notes to financial statements.

34

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS International Fund		Victory RS Global Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$1,561,958	$2,288,447	$3,630,088	$3,860,237
Distributions reinvested	—	281,572	—	234,677
Cost of shares redeemed	(1,073,238)	(3,237,246)	(1,170,911)	(1,373,547)
Total Class A Shares	$488,720	$(667,227)	$2,459,177	$2,721,367
Class C Shares
Proceeds from shares issued	$567,874	$194,402	$218,221	$971,122
Distributions reinvested	—	11,611	—	85,530
Cost of shares redeemed	(182,720)	(465,668)	(243,673)	(594,065)
Total Class C Shares	$385,154	$(259,655)	$(25,452)	$462,587
Class R Shares
Proceeds from shares issued	$391,861	$223,517	$253,140	$1,047,820
Distributions reinvested	—	31,806	—	63,412
Cost of shares redeemed	(387,798)	(706,064)	(555,239)	(1,274,358)
Total Class R Shares	$4,063	$(450,741)	$(302,099)	$(163,126)
Class R6 Shares (a)
Proceeds from shares issued	$51,880	$—	$51,881	$—
Total Class R6 Shares	$51,880	$—	$51,881	$—
Class Y Shares
Proceeds from shares issued	$22,482,236	$4,390,231	$16,977,404	$9,260,102
Distributions reinvested	—	120,168	—	1,155,690
Cost of shares redeemed	(1,702,053)	(845,676)	(5,197,132)	(6,876,378)
Total Class Y Shares	$20,780,183	$3,664,723	$11,780,272	$3,539,414
Change in net assets resulting from capital transactions	$21,710,000	$2,287,100	$13,963,779	$6,560,242

(continues on next page)

See notes to financial statements.

35

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS International Fund		Victory RS Global Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	134,949	195,662	278,304	307,527
Reinvested	—	26,639	—	20,347
Redeemed	(91,996)	(271,037)	(94,198)	(105,006)
Total Class A Shares	42,953	(48,736)	184,106	222,868
Class C Shares
Issued	67,093	23,020	18,188	76,188
Reinvested	—	1,506	—	7,669
Redeemed	(21,289)	(53,829)	(19,820)	(47,913)
Total Class C Shares	45,804	(29,303)	(1,632)	35,944
Class R Shares
Issued	35,858	20,065	15,532	63,257
Reinvested	—	3,216	—	4,422
Redeemed	(35,666)	(65,948)	(34,866)	(78,778)
Total Class R Shares	192	(42,667)	(19,334)	(11,099)
Class R6 Shares (a)
Issued	5,188	—	5,188	—
Total Class R6 Shares	5,188	—	5,188	—
Class Y Shares
Issued	1,934,484	373,965	1,319,756	722,761
Reinvested	—	11,555	—	101,047
Redeemed	(149,203)	(75,831)	(404,939)	(538,364)
Total Class Y Shares	1,785,281	309,689	914,817	285,444
Change in Shares	1,879,418	188,983	1,083,145	533,157

(a)  Victory RS International Fund and Victory RS Global Fund Class R6 Shares commenced operations on May 2, 2019
See notes to financial statements.

36

Victory Portfolios	Statements of Changes in Net Assets
	Victory Sophus Emerging Markets Fund		Victory Sophus Emerging Markets Small Cap Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$2,635,175	$4,102,037	$30,447	$45,674
Net realized gains (losses) from investment transactions	(8,035,301)	(14,816,850)	(15,027)	206,641
Net change in unrealized appreciation/depreciation on investments	39,967,622	(57,042,614)	593,969	(1,413,651)
Change in net assets resulting from operations	34,567,496	(67,757,427)	609,389	(1,161,336)
Distributions to Shareholders:
Class A Shares	—	(2,404,521)	—	(77,275)
Class C Shares	—	(487,115)	—	(28,802)
Class R Shares	—	(557,638)	—	—
Class R6 Shares	—	(1,290,095)	—	—
Class Y Shares	—	(7,886,236)	—	(697,233)
Change in net assets resulting from distributions to shareholders	—	(12,625,605)	—	(803,310)
Change in net assets resulting from capital transactions	55,386,152	137,334,265	487,839	(938,856)
Change in net assets	89,953,648	56,951,233	1,097,228	(2,903,502)
Net Assets:
Beginning of period	286,828,805	229,877,572	4,335,880	7,239,382
End of period	$376,782,453	$286,828,805	$5,433,108	$4,335,880

(continues on next page)

See notes to financial statements.

37

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory Sophus Emerging Markets Fund		Victory Sophus Emerging Markets Small Cap Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$5,820,030	$33,865,822	$18,699	$292,487
Distributions reinvested	—	2,332,176	—	77,275
Cost of shares redeemed	(6,769,018)	(39,120,936)	(87,120)	(1,300,280)
Total Class A Shares	$(948,988)	$(2,922,938)	$(68,421)	$(930,518)
Class C Shares
Proceeds from shares issued	$357,705	$2,799,033	$18,900	$115,563
Distributions reinvested	—	472,508	—	24,961
Cost of shares redeemed	(3,647,926)	(5,728,052)	—	(64,924)
Total Class C Shares	$(3,290,221)	$(2,456,511)	$18,900	$75,600
Class R Shares
Proceeds from shares issued	$923,724	$3,155,291	$—	$—
Distributions reinvested	—	555,098	—	—
Cost of shares redeemed	(1,358,858)	(5,171,495)	—	—
Total Class R Shares	$(435,134)	$(1,461,106)	$—	$—
Class R6 Shares
Proceeds from shares issued	$32,355,494	$19,872,256	$—	$—
Distributions reinvested	—	1,290,095	—	—
Cost of shares redeemed	(6,000,096)	(4,453,645)	—	—
Total Class R6 Shares	$26,355,398	$16,708,706	$—	$—
Class Y Shares
Proceeds from shares issued	$81,780,328	$220,978,809	$933,459	$5,720,498
Distributions reinvested	181	7,831,210	—	697,233
Cost of shares redeemed	(48,075,412)	(101,343,905)	(396,099)	(6,501,669)
Total Class Y Shares	$33,705,097	$127,466,114	$537,360	$(83,938)
Change in net assets resulting from capital transactions	$55,386,152	$137,334,265	$487,839	$(938,856)

(continues on next page)

See notes to financial statements.

38

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory Sophus Emerging Markets Fund		Victory Sophus Emerging Markets Small Cap Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	310,773	1,521,048	2,879	28,462
Reinvested	—	134,716	—	12,922
Redeemed	(361,948)	(1,795,173)	(13,562)	(130,028)
Total Class A Shares	(51,175)	(139,409)	(10,683)	(88,644)
Class C Shares
Issued	25,629	165,816	3,242	12,466
Reinvested	—	36,742	—	4,588
Redeemed	(262,347)	(354,786)	—	(7,100)
Total Class C Shares	(236,718)	(152,228)	3,242	9,954
Class R Shares
Issued	52,658	152,588	—	—
Reinvested	—	34,252	—	—
Redeemed	(76,711)	(266,765)	—	—
Total Class R Shares	(24,053)	(79,925)	—	—
Class R6 Shares
Issued	1,701,390	957,135	—	—
Reinvested	—	73,315	—	—
Redeemed	(318,495)	(200,408)	—	—
Total Class R6 Shares	1,382,895	830,042	—	—
Class Y Shares
Issued	4,361,754	10,283,738	140,970	632,138
Reinvested	10	448,845	—	116,985
Redeemed	(2,552,645)	(5,031,804)	(60,421)	(670,562)
Total Class Y Shares	1,809,119	5,700,779	80,549	78,561
Change in Shares	2,880,068	6,159,259	73,108	(129)

See notes to financial statements.

39

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory RS International Fund
Class A
Six Months Ended 6/30/19 (unaudited)	$10.63	0.20	1.43	1.63	—	—
Year Ended 12/31/18	$12.12	0.23	(1.52)	(1.29)	(0.20)	—
Year Ended 12/31/17	$9.84	0.19	2.29	2.48	(0.20)	—
Year Ended 12/31/16	$9.78	0.16	(0.07)	0.09	(0.17)	—
Year Ended 12/31/15	$9.87	0.15	(0.09)	0.06	(0.15)	—
Year Ended 12/31/14	$13.24	0.23	(0.98)	(0.75)	(0.21)	(2.41)
Class C
Six Months Ended 6/30/19 (unaudited)	$7.76	0.12	1.03	1.15	—	—
Year Ended 12/31/18	$8.89	0.11	(1.11)	(1.00)	(0.13)	—
Year Ended 12/31/17	$7.26	0.08	1.68	1.76	(0.13)	—
Year Ended 12/31/16	$7.26	0.07	(0.08)	(0.01)	(0.13)	—
Year Ended 12/31/15	$7.36	0.05	(0.07)	(0.02)	(0.08)	—
Year Ended 12/31/14	$10.62	0.06	(0.78)	(0.72)	(0.13)	(2.41)
Class R
Six Months Ended 6/30/19 (unaudited)	$9.95	0.18	1.32	1.50	—	—
Year Ended 12/31/18	$11.35	0.19	(1.42)	(1.23)	(0.17)	—
Year Ended 12/31/17	$9.23	0.15	2.14	2.29	(0.17)	—
Year Ended 12/31/16	$9.18	0.11	(0.06)	0.05	(0.14)	—
Year Ended 12/31/15	$9.27	0.11	(0.09)	0.02	(0.11)	—
Year Ended 12/31/14	$12.63	0.15	(0.94)	(0.79)	(0.16)	(2.41)
Class R6
May 2, 2019(g) through 6/30/19 (unaudited)	$10.00	0.06	0.08	0.14	—	—
Class Y
Six Months Ended 6/30/19 (unaudited)	$10.47	0.23	1.38	1.61	—	—
Year Ended 12/31/18	$11.93	0.23	(1.47)	(1.24)	(0.22)	—
Year Ended 12/31/17	$9.69	0.22	2.26	2.48	(0.24)	—
Year Ended 12/31/16	$9.62	0.18	(0.06)	0.12	(0.19)	—
Year Ended 12/31/15	$9.70	0.18	(0.09)	0.09	(0.17)	—
Year Ended 12/31/14	$13.08	0.25	(0.96)	(0.71)	(0.26)	(2.41)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

40

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

						Ratios to Average Net Assets			Supplemental Data
	Total Distributions to Shareholders	Capital Contributions from Prior Custodian, Net (See Note 8)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory RS International Fund
Class A
Six Months Ended 6/30/19 (unaudited)	—	—	$12.26	15.33%		1.13%	3.48%	1.61%	$18,648	16%
Year Ended 12/31/18	(0.20)	—	$10.63	(10.65)%		1.13%	1.97%	1.61%	$15,716	52%
Year Ended 12/31/17	(0.20)	—	$12.12	25.26%		1.20%	1.66%	1.81%	$18,512	60%
Year Ended 12/31/16	(0.17)	0.14	$9.84	2.41	%(f)	1.40%	1.64%	1.95%	$16,799	103%
Year Ended 12/31/15	(0.15)	—	$9.78	0.64%		1.40%	1.49%	1.89%	$19,416	117%
Year Ended 12/31/14	(2.62)	—	$9.87	(5.80)%		1.40%	1.74%	1.81%	$22,388	186%
Class C
Six Months Ended 6/30/19 (unaudited)	—	—	$8.91	14.82%		1.88%	2.87%	3.36%	$1,215	16%
Year Ended 12/31/18	(0.13)	—	$7.76	(11.24)%		1.88%	1.23%	3.52%	$702	52%
Year Ended 12/31/17	(0.13)	—	$8.89	24.25%		1.95%	0.92%	3.26%	$1,066	60%
Year Ended 12/31/16	(0.13)	0.14	$7.26	1.77	%(f)	2.15%	0.97%	3.05%	$1,228	103%
Year Ended 12/31/15	(0.08)	—	$7.26	(0.27)%		2.27%	0.65%	2.82%	$1,969	117%
Year Ended 12/31/14	(2.54)	—	$7.36	(6.90)%		2.55%	0.54%	2.75%	$2,418	186%
Class R
Six Months Ended 6/30/19 (unaudited)	—	—	$11.45	15.18%		1.38%	3.25%	2.48%	$2,059	16%
Year Ended 12/31/18	(0.17)	—	$9.95	(10.85)%		1.38%	1.73%	2.31%	$1,786	52%
Year Ended 12/31/17	(0.17)	—	$11.35	24.85%		1.48%	1.39%	2.48%	$2,522	60%
Year Ended 12/31/16	(0.14)	0.14	$9.23	2.06	%(f)	1.80%	1.26%	2.29%	$2,279	103%
Year Ended 12/31/15	(0.11)	—	$9.18	0.22%		1.86%	1.10%	2.28%	$2,707	117%
Year Ended 12/31/14	(2.57)	—	$9.27	(6.37)%		1.96%	1.20%	2.19%	$3,403	186%
Class R6
May 2, 2019(g) through 6/30/19 (unaudited)	—	—	$10.14	1.40%		0.83%	4.00%	5.61%	$53	16%
Class Y
Six Months Ended 6/30/19 (unaudited)	—	—	$12.08	15.38%		0.88%	3.93%	1.22%	$28,470	16%
Year Ended 12/31/18	(0.22)	—	$10.47	(10.38)%		0.88%	1.97%	1.62%	$5,979	52%
Year Ended 12/31/17	(0.24)	—	$11.93	25.56%		0.94%	1.98%	1.85%	$3,122	60%
Year Ended 12/31/16	(0.19)	0.14	$9.69	2.69	%(f)	1.15%	1.93%	1.80%	$2,626	103%
Year Ended 12/31/15	(0.17)	—	$9.62	0.92%		1.15%	1.76%	1.75%	$3,904	117%
Year Ended 12/31/14	(2.67)	—	$9.70	(5.60)%		1.15%	1.95%	1.51%	$4,221	186%

(f)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 1.45% for the period shown. (See Note 8)

(g)  Commencement of operations.

See notes to financial statements.

41

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From		Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Return of Capital	Total Distributions to Shareholders
Victory RS Global Fund
Class A
Six Months Ended 6/30/19 (unaudited)	$11.53	0.16	1.90	2.06	—	—	—	—
Year Ended 12/31/18	$12.75	0.20	(0.90)	(0.70)	(0.16)	(0.36)	—	(0.52)
Year Ended 12/31/17	$11.16	0.15	2.53	2.68	—	(1.00)	(0.09)	(1.09)
Year Ended 12/31/16	$11.56	0.13	0.65	0.78	(0.03)	(1.15)	—	(1.18)
Year Ended 12/31/15	$11.56	0.11	0.32	0.43	(0.11)	(0.32)	—	(0.43)
Year Ended 12/31/14	$11.65	0.10	0.45	0.55	(0.08)	(0.56)	—	(0.64)
Class C
Six Months Ended 6/30/19 (unaudited)	$11.17	0.11	1.84	1.95	—	—	—	—
Year Ended 12/31/18	$12.38	0.10	(0.87)	(0.77)	(0.08)	(0.36)	—	(0.44)
Year Ended 12/31/17	$10.95	0.05	2.47	2.52	—	(1.00)	(0.09)	(1.09)
Year Ended 12/31/16	$11.42	0.05	0.63	0.68	—	(1.15)	—	(1.15)
Year Ended 12/31/15	$11.43	0.01	0.32	0.33	(0.02)	(0.32)	—	(0.34)
Year Ended 12/31/14	$11.54	0.01	0.44	0.45	—	(0.56)	—	(0.56)
Class R
Six Months Ended 6/30/19 (unaudited)	$14.37	0.18	2.37	2.55	—	—	—	—
Year Ended 12/31/18	$15.76	0.20	(1.10)	(0.90)	(0.13)	(0.36)	—	(0.49)
Year Ended 12/31/17	$13.62	0.05	3.18	3.23	—	(1.00)	(0.09)	(1.09)
Year Ended 12/31/16	$11.50	0.09	3.43	3.52	(0.25)	(1.15)	—	(1.40)
Year Ended 12/31/15	$11.50	0.06	0.32	0.38	(0.06)	(0.32)	—	(0.38)
Year Ended 12/31/14	$11.59	0.06	0.44	0.50	(0.03)	(0.56)	—	(0.59)
Class R6
May 2, 2019(g) through 6/30/19 (unaudited)	$10.00	0.06	0.09	0.15	—	—	—	—
Class Y
Six Months Ended 6/30/19 (unaudited)	$11.42	0.18	1.87	2.05	—	—	—	—
Year Ended 12/31/18	$12.63	0.23	(0.89)	(0.66)	(0.19)	(0.36)	—	(0.55)
Year Ended 12/31/17	$11.04	0.18	2.50	2.68	—	(1.00)	(0.09)	(1.09)
Year Ended 12/31/16	$11.60	0.15	0.67	0.82	(0.23)	(1.15)	—	(1.38)
Year Ended 12/31/15	$11.59	0.15	0.31	0.46	(0.13)	(0.32)	—	(0.45)
Year Ended 12/31/14	$11.67	0.14	0.45	0.59	(0.11)	(0.56)	—	(0.67)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

42

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory RS Global Fund
Class A
Six Months Ended 6/30/19 (unaudited)	$13.59	17.87%		0.85%	2.57%	1.55%	$9,213	23%
Year Ended 12/31/18	$11.53	(5.45)%		0.94%	1.51%	1.75%	$5,695	58%
Year Ended 12/31/17	$12.75	24.48%		1.17%	1.24%	1.90%	$3,456	187%
Year Ended 12/31/16	$11.16	6.67%		1.40%	1.12%	1.71%	$5,366	184%
Year Ended 12/31/15	$11.56	3.68%		1.36%	0.90%	1.57%	$13,857	90%
Year Ended 12/31/14	$11.56	4.70%		1.40%	0.85%	1.63%	$13,015	130%
Class C
Six Months Ended 6/30/19 (unaudited)	$13.12	17.46%		1.60%	1.79%	2.59%	$2,747	23%
Year Ended 12/31/18	$11.17	(6.20)%		1.70%	0.79%	2.59%	$2,358	58%
Year Ended 12/31/17	$12.38	23.47%		1.91%	0.41%	3.00%	$2,167	187%
Year Ended 12/31/16	$10.95	5.92%		2.16%	0.41%	2.44%	$1,270	184%
Year Ended 12/31/15	$11.42	2.85%		2.17%	0.11%	2.38%	$7,367	90%
Year Ended 12/31/14	$11.43	3.87%		2.17%	0.10%	2.43%	$6,538	130%
Class R
Six Months Ended 6/30/19 (unaudited)	$16.92	17.75%		1.10%	2.25%	2.42%	$1,933	23%
Year Ended 12/31/18	$14.37	(5.68)%		1.20%	1.25%	2.34%	$1,920	58%
Year Ended 12/31/17	$15.76	24.09%		1.61%	0.38%	2.76%	$2,281	187%
Year Ended 12/31/16	$13.62	30.57	%(f)	1.68%	0.74%	1.81%	$9,213	184%
Year Ended 12/31/15	$11.50	3.23%		1.78%	0.50%	2.00%	$5,265	90%
Year Ended 12/31/14	$11.50	4.25%		1.80%	0.47%	2.04%	$5,272	130%
Class R6
May 2, 2019(g) through 6/30/19 (unaudited)	$10.15	1.50%		0.55%	3.45%	5.53%	$53	23%
Class Y
Six Months Ended 6/30/19 (unaudited)	$13.47	17.95%		0.60%	2.81%	1.14%	$42,470	23%
Year Ended 12/31/18	$11.42	(5.17)%		0.70%	1.80%	1.20%	$25,544	58%
Year Ended 12/31/17	$12.63	24.75%		0.88%	1.44%	1.32%	$24,657	187%
Year Ended 12/31/16	$11.04	7.01%		1.09%	1.30%	1.36%	$13,430	184%
Year Ended 12/31/15	$11.60	3.96%		1.09%	1.21%	1.36%	$15,871	90%
Year Ended 12/31/14	$11.59	5.04%		1.09%	1.17%	1.33%	$15,334	130%

(f)  During the period, the share class recognized certain expense reimbursements and due to the fluctuation in average net assets during the same period the total return reflected is significantly higher than the other share classes of the Fund. The total return would have been 6.39% had the expense reimbursements not occurred.

(g)  Commencement of operations.

See notes to financial statements.

43

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Sophus Emerging Markets Fund
Class A
Six Months Ended 6/30/19 (unaudited)	$17.45	0.11	1.83	1.94	—	—
Year Ended 12/31/18	$22.52	0.24	(4.54)	(4.30)	(0.13)	(0.64)
Year Ended 12/31/17	$15.98	0.16	6.55	6.71	(0.17)	—
Year Ended 12/31/16	$14.60	0.11	1.38	1.49	(0.15)	—
Year Ended 12/31/15	$17.22	0.10	(2.33)	(2.23)	—	(0.39)
Year Ended 12/31/14	$19.34	0.12	(0.82)	(0.70)	(0.17)	(1.25)
Class C
Six Months Ended 6/30/19 (unaudited)	$13.06	0.02	1.38	1.40	—	—
Year Ended 12/31/18	$17.07	0.05	(3.42)	(3.37)	— (g)	(0.64)
Year Ended 12/31/17	$12.17	— (g)	4.97	4.97	(0.07)	—
Year Ended 12/31/16	$11.20	(0.01)	1.05	1.04	(0.11)	—
Year Ended 12/31/15	$13.43	(0.02)	(1.82)	(1.84)	—	(0.39)
Year Ended 12/31/14	$15.43	(0.03)	(0.64)	(0.67)	(0.08)	(1.25)
Class R
Six Months Ended 6/30/19 (unaudited)	$16.37	0.08	1.72	1.80	—	—
Year Ended 12/31/18	$21.18	0.18	(4.26)	(4.08)	(0.09)	(0.64)
Year Ended 12/31/17	$15.03	0.09	6.17	6.26	(0.11)	—
Year Ended 12/31/16	$13.76	0.07	1.30	1.37	(0.14)	—
Year Ended 12/31/15	$16.31	0.05	(2.21)	(2.16)	—	(0.39)
Year Ended 12/31/14	$18.44	0.07	(0.79)	(0.72)	(0.16)	(1.25)
Class R6
Six Months Ended 6/30/19 (unaudited)	$17.68	0.20	1.81	2.01	—	—
Year Ended 12/31/18	$22.81	0.34	(4.62)	(4.28)	(0.21)	(0.64)
Year Ended 12/31/17	$16.16	0.34	6.57	6.91	(0.26)	—
November 15, 2016(i) through 12/31/16	$15.91	0.04	0.25	0.29	(0.04)	—
Class Y
Six Months Ended 6/30/19 (unaudited)	$17.54	0.15	1.83	1.98	—	—
Year Ended 12/31/18	$22.64	0.35	(4.61)	(4.26)	(0.20)	(0.64)
Year Ended 12/31/17	$16.05	0.21	6.62	6.83	(0.24)	—
Year Ended 12/31/16	$14.61	0.18	1.37	1.55	(0.15)	—
Year Ended 12/31/15	$17.22	0.15	(2.34)	(2.19)	(0.03)	(0.39)
Year Ended 12/31/14	$19.38	0.20	(0.83)	(0.63)	(0.28)	(1.25)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

44

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

						Ratios to Average Net Assets			Supplemental Data
	Total Distributions to Shareholders	Capital Contributions from Prior Custodian, Net (See Note 8)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory Sophus Emerging Markets Fund
Class A
Six Months Ended 6/30/19 (unaudited)	—	—	$19.39	11.12%		1.34%	1.20%	1.62%	$62,150	57%
Year Ended 12/31/18	(0.77)	—	$17.45	(19.08)%		1.34%	1.11%	1.61%	$56,823	118%
Year Ended 12/31/17	(0.17)	—	$22.52	42.08%		1.54%	0.80%	1.66%	$76,485	113%
Year Ended 12/31/16	(0.15)	0.04	$15.98	10.50	%(f)	1.65%	0.73%	1.67%	$61,767	120%
Year Ended 12/31/15	(0.39)	—	$14.60	(12.94)%		1.57%	0.60%	1.57%	$74,837	111%
Year Ended 12/31/14	(1.42)	—	$17.22	(3.54)%		1.65%	0.62%	1.69%	$123,778	138%
Class C
Six Months Ended 6/30/19 (unaudited)	—	—	$14.46	10.72%		2.14%	0.26%	2.48%	$7,802	57%
Year Ended 12/31/18	(0.64)	—	$13.06	(19.75)%		2.14%	0.31%	2.40%	$10,141	118%
Year Ended 12/31/17	(0.07)	—	$17.07	40.96%		2.34%	— (h)	2.46%	$15,854	113%
Year Ended 12/31/16	(0.11)	0.04	$12.17	9.62	%(f)	2.45%	(0.09)%	2.48%	$12,273	120%
Year Ended 12/31/15	(0.39)	—	$11.20	(13.68)%		2.38%	(0.19)%	2.38%	$15,096	111%
Year Ended 12/31/14	(1.33)	—	$13.43	(4.25)%		2.45%	(0.18)%	2.45%	$21,416	138%
Class R
Six Months Ended 6/30/19 (unaudited)	—	—	$18.17	11.00%		1.58%	0.94%	1.94%	$13,442	57%
Year Ended 12/31/18	(0.73)	—	$16.37	(19.24)%		1.58%	0.89%	1.91%	$12,505	118%
Year Ended 12/31/17	(0.11)	—	$21.18	41.69%		1.83%	0.50%	2.00%	$17,875	113%
Year Ended 12/31/16	(0.14)	0.04	$15.03	10.26	%(f)	1.87%	0.50%	1.87%	$15,923	120%
Year Ended 12/31/15	(0.39)	—	$13.76	(13.23)%		1.87%	0.33%	1.87%	$18,648	111%
Year Ended 12/31/14	(1.41)	—	$16.31	(3.81)%		1.94%	0.36%	1.94%	$24,143	138%
Class R6
Six Months Ended 6/30/19 (unaudited)	—	—	$19.69	11.37%		0.89%	2.08%	1.20%	$59,783	57%
Year Ended 12/31/18	(0.85)	—	$17.68	(18.73)%		0.89%	1.59%	1.24%	$29,228	118%
Year Ended 12/31/17	(0.26)	—	$22.81	42.77%		1.03%	1.66%	1.39%	$18,762	113%
November 15, 2016(i) through 12/31/16	(0.04)	—	$16.16	1.81	%(f)	1.16%	1.79%	21.70%	$64	120%
Class Y
Six Months Ended 6/30/19 (unaudited)	—	—	$19.52	11.29%		0.99%	1.59%	1.27%	$233,605	57%
Year Ended 12/31/18	(0.84)	—	$17.54	(18.77)%		0.99%	1.64%	1.30%	$178,132	118%
Year Ended 12/31/17	(0.24)	—	$22.64	42.59%		1.18%	1.07%	1.33%	$100,902	113%
Year Ended 12/31/16	(0.15)	0.04	$16.05	10.86	%(f)	1.32%	1.17%	1.38%	$60,277	120%
Year Ended 12/31/15	(0.42)	—	$14.61	(12.73)%		1.30%	0.89%	1.30%	$98,634	111%
Year Ended 12/31/14	(1.53)	—	$17.22	(3.18)%		1.31%	1.03%	1.31%	$124,357	138%

(f)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 1.45% for the period shown. (See Note 8).

(g)  Amount is less than $0.005 per share.

(h)  Amount is less than 0.005%.

(i)  Commencement of operations.

See notes to financial statements.

45

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From		Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Return of Capital		Total Distributions to Shareholders
Victory Sophus Emerging Markets Small Cap Fund
Class A
Six Months Ended 6/30/19 (unaudited)	$6.07	0.03	0.80	0.83	—	—	—		—
Year Ended 12/31/18	$10.13	0.04	(2.27)	(2.23)	—	(1.83)	—		(1.83)
Year Ended 12/31/17	$9.75	0.12	3.86	3.98	(0.12)	(3.48)	—		(3.60)
Year Ended 12/31/16	$9.69	0.04	0.02	0.06	—	—	—		—
Year Ended 12/31/15	$10.31	0.01	(0.63)	(0.62)	—	—	—		—
January 31, 2014(g) through 12/31/14	$10.00	0.03	0.28	0.31	—	—	—		—
Class C
Six Months Ended 6/30/19 (unaudited)	$5.53	0.01	0.72	0.73	—	—	—		—
Year Ended 12/31/18	$9.51	0.01	(2.16)	(2.15)	—	(1.83)	—		(1.83)
Year Ended 12/31/17	$9.34	(0.02)	3.75	3.73	(0.08)	(3.48)	—		(3.56)
Year Ended 12/31/16	$9.56	(0.02)	(0.20)	(0.22)	—	—	—		—
Year Ended 12/31/15	$10.23	(0.05)	(0.62)	(0.67)	—	—	—		—
January 31, 2014(g) through 12/31/14	$10.00	(0.04)	0.27	0.23	—	—	—		—
Class Y
Six Months Ended 6/30/19 (unaudited)	$6.05	0.04	0.80	0.84	—	—	—		—
Year Ended 12/31/18	$10.08	0.09	(2.29)	(2.20)	—	(1.83)	—		(1.83)
Year Ended 12/31/17	$9.75	0.15	3.87	4.02	(0.21)	(3.48)	—		(3.69)
Year Ended 12/31/16	$9.74	0.06	0.02	0.08	(0.07)	—	—		(0.07)
Year Ended 12/31/15	$10.32	0.06	(0.64)	(0.58)	—	—	—		—
January 31, 2014(g) through 12/31/14	$10.00	0.08	0.26	0.34	(0.02)	—	—	(h)	(0.02)
(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Portfolio turnover increased due to change within portfolio holdings during the year.

(g)  Commencement of operations.

(h)  Amount is less than $0.005 per share.

See notes to financial statements.

46

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory Sophus Emerging Markets Small Cap Fund
Class A
Six Months Ended 6/30/19 (unaudited)	$6.90	13.67%	1.75%	0.94%	7.96%	$306	59%
Year Ended 12/31/18	$6.07	(21.76)%	1.75%	0.39%	5.77%	$334	200%
Year Ended 12/31/17	$10.13	42.55%	1.75%	1.07%	2.94%	$1,456	227	%(f)
Year Ended 12/31/16	$9.75	0.62%	1.75%	0.44%	2.29%	$2,552	141%
Year Ended 12/31/15	$9.69	(6.01)%	1.92%	0.08%	2.44%	$5,083	107%
January 31, 2014(g) through 12/31/14	$10.31	3.10%	1.88%	0.30%	2.29%	$6,808	110%
Class C
Six Months Ended 6/30/19 (unaudited)	$6.26	13.20%	2.50%	0.26%	13.19%	$148	59%
Year Ended 12/31/18	$5.53	(22.31)%	2.51%	0.11%	13.96%	$112	200%
Year Ended 12/31/17	$9.51	41.68%	2.50%	(0.21)%	32.34%	$99	227	%(f)
Year Ended 12/31/16	$9.34	(2.30)%	2.50%	(0.18)%	3.12%	$24	141%
Year Ended 12/31/15	$9.56	(6.55)%	2.54%	(0.50)%	3.05%	$2,617	107%
January 31, 2014(g) through 12/31/14	$10.23	2.30%	2.69%	(0.43)%	3.10%	$2,586	110%
Class Y
Six Months Ended 6/30/19 (unaudited)	$6.89	13.88%	1.50%	1.27%	3.87%	$4,980	59%
Year Ended 12/31/18	$6.05	(21.57)%	1.51%	0.94%	3.82%	$3,890	200%
Year Ended 12/31/17	$10.08	43.02%	1.50%	1.32%	2.13%	$5,685	227	%(f)
Year Ended 12/31/16	$9.75	0.79%	1.50%	0.62%	1.98%	$17,261	141%
Year Ended 12/31/15	$9.74	(5.62)%	1.50%	0.53%	2.01%	$17,581	107%
January 31, 2014(g) through 12/31/14	$10.32	3.45%	1.50%	0.76%	1.91%	$18,440	110%

See notes to financial statements.

47

Victory Portfolios	Notes to Financial Statements June 30, 2019

  (Unaudited)

1. Organization:

Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust as a successor to a company named "The Victory Portfolios," which was organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 42 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following four Funds (collectively, the "Funds" and individually, a "Fund").

Funds (Legal Name)	Funds (Short Name)	Investment Share Classes Offered
Victory RS International Fund	RS International Fund	Classes A, C, R, R6 and Y
Victory RS Global Fund	RS Global Fund	Classes A, C, R, R6 and Y
Victory Sophus Emerging Markets Fund	Sophus Emerging Markets Fund	Classes A, C, R, R6 and Y
Victory Sophus Emerging Markets Small Cap Fund	Sophus Emerging Markets Small Cap Fund	Classes A, C and Y

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

48

Victory Portfolios	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees (the "Board"). These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' net asset values are calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of June 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Other Significant Unobservable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities
RS International Fund
Common Stocks	$—	$48,361,985	$—	$48,361,985
Preferred Stocks	—	292,161	—	292,161
Exchange-Traded Funds	679,385	—	—	679,385
Collateral for Securities Loaned	24,251	—	—	24,251
Total	703,636	48,654,146	—	49,357,782
RS Global Fund
Common Stocks	30,737,883	23,323,799	—	54,061,682
Preferred Stocks	422,308	—	—	422,308
Exchange-Traded Funds	82,703	—	—	82,702
Total	31,242,894	23,323,799	—	54,566,692
Sophus Emerging Markets Fund
Common Stocks	86,945,949	273,545,860	—	360,491,809
Preferred Stocks	6,648,094	—	—	6,648,094
Collateral for Securities Loaned	8,540,804	—	—	8,540,804
Total	102,134,847	273,545,860	—	375,680,707
Sophus Emerging Markets Small Cap Fund
Common Stocks	872,165	4,341,914	34,055	5,248,134
Preferred Stocks	40,970	—	—	40,970
Collateral for Securities Loaned	37,232	—	—	37,232
Total	950,367	4,341,914	34,055	5,326,336

49

Victory Portfolios	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment in Securities	Sophus Emerging Markets Small Cap Fund
Balance as of December 31, 2018	$—
Accrued discount (premium)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation/Depreciation	—
Purchases	—
Sales Proceeds	—
Transfers into Level 3	34,055
Transfers out of Level 3	—
Balance as of June 30, 2019	$34,055

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

Sophus Emerging Markets Small Cap Fund	Fair Value as of June 30, 2019*	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Common Stock	$34,055	Market	Premium/Discount	Market Transactions	Any change to the premium or discount would result in direct and proportional changes in the fair value of the security.

*  Level 3 securities are typically valued by the Adviser, pursuant to fair valuation procedures approved by the Board of Trustees. The appropriateness of fair values for these securities is monitored on an ongoing basis, by the Adviser, which may include back testing, results of vendor due diligence, audited financial information, unchanged price review and consideration of market and/or sector events.

Real Estate Investment Trusts ("REITS"):

The Funds may invest in REITS which report information on the source of their distributions annually. REITS are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITS during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Foreign Exchange Currency Contracts:

The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In

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addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of June 30, 2019, the Funds had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted, primarily open-end investment companies, in the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds' Schedules of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay the Agent various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of June 30, 2019. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
	Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 days	>90 Days	Net Amount
RS International Fund	$23,167	$23,167	$—	$—	$—	$—
Sophus Emerging Markets Fund	8,352,549	8,352,549	—	—	—	—
Sophus Emerging Markets Small Cap Fund	36,398	36,398	—	—	—	—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Statements of Assets and Liabilities.

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Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment securities and foreign currency translations on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Distributions to Shareholders:

Dividends from net investment income, if any, are declared and paid annually for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

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Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended June 30, 2019, the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2019 were as follows:

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)
RS International Fund	$27,332,244	$5,587,340
RS Global Fund	24,131,954	10,194,849
Sophus Emerging Markets Fund	250,801,375	193,994,067
Sophus Emerging Markets Small Cap Fund	3,198,986	2,874,922

For the six months ended June 30, 2019, there were no purchases or sales of U.S. Government Securities.

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

Flat Rate
RS International Fund	0.80%
RS Global Fund	0.80%
Sophus Emerging Markets Fund	1.00%
Sophus Emerging Markets Small Cap Fund	1.25%

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, N.A., acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

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The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The funds in the Victory Funds Complex), in the aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented in the Statements of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares and 1.00% of the average daily net assets of Class C Shares of the Funds. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R or Class C Shares of the Funds.

In addition, the Distributor is entitled to receive commissions on sales of the Class A Shares of the Funds. For the six months ended June 30, 2019, the Distributor received approximately $7,259 from commissions earned on sales of Class A Shares of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2019, the expense limits (excluding voluntary waivers) are as follows:

	In effect January 1, 2019 until April 30, 2020
	Class A Shares	Class C Shares	Class R Shares	Class R6 Shares	Class Y Shares
RS International Fund	1.13%	1.88%	1.38%	0.83%	0.88%
RS Global Fund	0.85%	1.60%	1.10%	0.55%	0.60%
Sophus Emerging Markets Fund	1.34%	2.14%	1.58%	0.89%	0.99%
Sophus Emerging Markets Small Cap Fund	1.75%	2.50%	N/A	N/A	1.50%

The Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

As of June 30, 2019, the following amounts are available to be repaid to the Adviser.

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	Expires 12/31/19	Expires 12/31/20	Expires 12/31/21	Expires 12/31/22	Total
RS International Fund	$54,419	$178,334	$152,046	$86,790	$471,589
RS Global Fund	40,586	181,379	205,996	138,648	566,609
Sophus Emerging Markets Fund	54,398	287,244	879,454	504,031	1,725,127
Sophus Emerging Markets Small Cap Fund	41,003	157,277	143,951	70,148	412,379

The Adviser, may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2019.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant, and Legal Counsel.

5. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended June 30, 2019, the Victory Funds Complex participated in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $250 million, of which $100 million was committed and $150 million was uncommitted. This agreement was in effect through July 26, 2019. Effective July 1, 2019, the current agreement was amended to include the USAA Mutual Funds Complex and has a new termination date of June 29, 2020. Under this amended agreement, the Victory Funds Complex and USAA Mutual Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. With the agreement in affect for the six months ended June 30, 2019, Citibank received an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the six months ended June 30, 2019, Citibank earned approximately $76 thousand in commitment fees from the Victory Funds Complex. Effective July 1, 2019, Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed, including the USAA Mutual Funds Complex,

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commencing July 1, 2019. Interest charged to each Fund during the period is presented on the Statements of Operations under line of credit fees.

The Funds did not utilize the Line of Credit during the six months ended June 30, 2019.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund during the period is presented on the Statement of Operations under interfund lending fees. As a Lender, interest earned by each Fund during the period is presented on the Statement of Operations under Income on interfund lending.

The average borrowing and lending for the days outstanding and average interest rate for each Fund during the six months ended June 30, 2019 were as follows:

Fund	Borrower or Lender	Amount Outstanding at June 30, 2019	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Sophus Emerging Markets Fund	Borrower	$—	$2,860,000	3	2.94%	$4,263,000
Sophus Emerging Markets Small Cap Fund	Borrower	—	115,000	1	3.22%	115,000

*  For the six months ended June 30, 2019, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The tax character of distributions paid and the tax basis of current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2019.

The tax character of distributions paid during the most recent tax year ended, was as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

	Year Ended December 31, 2018
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
RS International Fund	$451,538	$—	$451,538	$451,538
RS Global Fund	710,732	849,841	1,560,573	1,560,573
Sophus Emerging Markets Fund	2,823,595	9,802,010	12,625,605	12,625,605
Sophus Emerging Markets Small Cap Fund	328,246	475,064	803,310	803,310

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As of the most recent tax year ended December 31, 2018, the components of distributable earnings/accumulated deficit on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
RS International Fund	$422,959	$149,059	$572,018	$—	$—	$(407,140)	$164,878
RS Global Fund	128	—	128	—	(30,258)	4,123,820	4,093,690
Sophus Emerging Markets Fund	121,264	—	121,264	(12,387,465)	—	(7,660,841)	(19,927,042)
Sophus Emerging Markets Small Cap Fund	20,628	—	20,628	—	(174,531)	(222,847)	(376,750)

*  Qualified Late-year Losses above are comprised of post-October capital losses and post-October specified losses incurred after October 31, 2018. These losses are deemed to arise on the first day of the Fund's next taxable year.

**  The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and mark to market adjustments on passive foreign investment companies.

As of the most recenttax year ended December 31, 2018, the following Funds had net capital loss carryforwards ("CLCFs") as summarized in the tables below:

	Short-Term Amount	Long-Term Amount	Total
Sophus Emerging Markets Fund	$12,387,465	$—	$12,387,465

During the most recent tax year ended December 31, 2018, the RS International Fund utilized $1,020,470 of CLCFs.

At June 30, 2019, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments were as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
RS International Fund	$46,199,419	$4,827,186	$(1,668,823)	$3,158,363
RS Global Fund	44,259,895	11,337,229	(1,030,432)	10,306,797
Sophus Emerging Markets Fund	343,745,603	44,325,645	(12,390,541)	31,935,104
Sophus Emerging Markets Small Cap Fund	4,950,344	574,390	(198,398)	375,992

8. Capital Contribution from Prior Custodian:

During 2016, certain Funds received notification from their prior custodian, State Street Bank and Trust ("State Street"), concerning issues related to billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the activities in question, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Funds was accounted for as a capital contribution and is reflected on the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

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9. Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2019, the shareholders listed below held more than 25% of the shares outstanding of the Funds and may be deemed to control those Funds.

	Shareholder	Percent
Sophus Emerging Markets Small Cap Fund	Gerlach Nominee And Co. LLC	39.0%
Sophus Emerging Markets Small Cap Fund	UBS Financial Services Inc.	35.2%

10. Recent Accounting Pronouncements:

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurements. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. As permitted, the Funds have early adopted ASU 2018-13 with the financial statements prepared as of June 30, 2019.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

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Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 42 portfolios in the Trust, nine portfolios in Victory Variable Insurance Funds and 20 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Funds Complex. Each Trustee's address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 67	Trustee	May 2005	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D. T. Andrews, 72	Vice Chair and Trustee	August 2002	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 68*	Trustee	May 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 75	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Sally M. Dungan, 65	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 66	Trustee	February 2015

Partner, McCarvill Capital Partners (September 2016- September 2017); Advisor, Endgate Commodities LLC (January 2016-April 2016); Managing Partner, Endgate Commodities LLC (August 2014-January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (December 2011-July 2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 62*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 58	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 74	Chair and Trustee	November 1994	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 47**	Trustee	May 2008	Chairman and Chief Executive Officer (since 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013).	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, on the SEC's website at www.sec.gov and/or by calling 800-539-3863.

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  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 57	President	February 2006*	Director of Fund Administration, the Adviser.
Scott A. Stahorsky, 50	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 45	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 54	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 35	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 45	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 59	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 65	Assistant Secretary	December 1997	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011-January 2018).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

61

Victory Portfolios	Supplemental Information — continued June 30, 2019

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the Trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 through June 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19		Hypothetical Ending Account Value 6/30/19	Actual Expenses Paid During Period 1/1/19- 6/30/19*		Hypothetical Expenses Paid During Period 1/1/19- 6/30/19*	Annualized Expense Ratio During Period 1/1/19- 6/30/19
RS International Fund
Class A Shares	$1,000.00	$1,153.30		$1,019.19	$6.03		$5.66	1.13%
Class C Shares	1,000.00	1,148.20		1,015.47	10.01		9.39	1.88%
Class R Shares	1,000.00	1,151.80		1,017.95	7.36		6.90	1.38%
Class R6 Shares	1,000.00	1,014.00	**	1,020.68	1.37	**	4.16	0.83%
Class Y Shares	1,000.00	1,153.80		1,020.43	4.70		4.41	0.88%

62

Victory Portfolios	Supplemental Information — continued June 30, 2019

  (Unaudited)

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19		Hypothetical Ending Account Value 6/30/19	Actual Expenses Paid During Period 1/1/19- 6/30/19*		Hypothetical Expenses Paid During Period 1/1/19- 6/30/19*	Annualized Expense Ratio During Period 1/1/19- 6/30/19
RS Global Fund
Class A Shares	$1,000.00	$1,178.70		$1,020.58	$4.59		$4.26	0.85%
Class C Shares	1,000.00	1,174.60		1,016.86	8.63		8.00	1.60%
Class R Shares	1,000.00	1,177.50		1,019.34	5.94		5.51	1.10%
Class R6 Shares	1,000.00	1,015.00	**	1,022.07	0.91	**	2.76	0.55%
Class Y Shares	1,000.00	1,179.50		1,021.82	3.24		3.01	0.60%
Sophus Emerging Markets Fund
Class A Shares	1,000.00	1,111.20		1,018.15	7.01		6.71	1.34%
Class C Shares	1,000.00	1,107.20		1,014.18	11.18		10.69	2.14%
Class R Shares	1,000.00	1,110.00		1,016.96	8.27		7.90	1.58%
Class R6 Shares	1,000.00	1,113.70		1,020.38	4.66		4.46	0.89%
Class Y Shares	1,000.00	1,112.90		1,019.89	5.19		4.96	0.99%
Sophus Emerging Markets Small Cap Fund
Class A Shares	1,000.00	1,136.70		1,016.12	9.27		8.75	1.75%
Class C Shares	1,000.00	1,132.00		1,012.40	13.22		12.47	2.50%
Class Y Shares	1,000.00	1,138.80		1,017.36	7.95		7.50	1.50%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Information shown reflects values for the period May 2, 2019 (commencement of operations) to June 30, 2019 and has been calculated using expense ratios and rates of return of the same period.

63

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VPRSIF-SAR  (6/19)

June 30, 2019

Semi Annual Report

Victory RS Partners Fund

Victory RS Value Fund

Victory RS Large Cap Alpha Fund

Victory RS Investors Fund

Victory Global Natural Resources Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Victory Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Victory Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You may elect to receive shareholder reports and other communications from the Victory Funds or your financial intermediary electronically sooner than January 1, 2021 by notifying your financial intermediary directly or, if you are a direct investor, by calling 800-539-3863 or by sending an e-mail request to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Victory Funds, you can call 800-539-3863 or send an e-mail request to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all Victory Funds you hold directly or through your financial intermediary.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

Financial Statements
The Victory Value Funds
Victory RS Partners Fund
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	5
Statements of Assets and Liabilities	17
Statements of Operations	19
Statements of Changes in Net Assets	21-23
Financial Highlights	28-29
Victory RS Value Fund
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	8
Statements of Assets and Liabilities	17
Statements of Operations	19
Statements of Changes in Net Assets	21-23
Financial Highlights	30-33
Victory RS Large Cap Alpha Fund
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	11
Statements of Assets and Liabilities	17
Statements of Operations	19
Statements of Changes in Net Assets	21-23
Financial Highlights	34-37
Victory RS Investors Fund
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	14
Statements of Assets and Liabilities	18
Statements of Operations	20
Statements of Changes in Net Assets	24-26
Financial Highlights	38-39
Victory Global Natural Resources Fund
Investment Objectives & Portfolio Holdings	4
Schedule of Portfolio Investments	16
Statements of Assets and Liabilities	18
Statements of Operations	20
Statements of Changes in Net Assets	24-26
Financial Highlights	40-43
Notes to Financial Statements	44

1

Table of Contents (continued)

Supplemental Information	54
Trustee and Officer Information	54
Proxy Voting and Portfolio Holdings Information	57
Expense Examples	57
Privacy Policy (inside back cover)

The Funds are distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

2

Victory Portfolios	June 30, 2019

  (Unaudited)

Investment Objectives & Portfolio Holdings:

Victory RS Partners Fund The Fund seeks to provide long-term capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

Victory RS Value Fund The Fund seeks to provide long-term capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

Victory RS Large Cap Alpha Fund The Fund seeks to provide long-term capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

Victory RS Investors Fund The Fund seeks to provide long-term capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

3

Victory Portfolios	June 30, 2019

  (Unaudited)

Investment Objectives & Portfolio Holdings: (continued)

Victory Global Natural Resources Fund
The Fund seeks to provide long-term
capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

4

Victory Portfolios Victory RS Partners Fund	Schedule of Portfolio Investments June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.4%)
Banks (8.8%):
Associated Banc-Corp.	182,407	$3,856,084
Atlantic Union Bankshares Corp.	147,920	5,226,014
Chemical Financial Corp. (a)	130,765	5,375,749
Columbia Banking System, Inc.	94,046	3,402,584
First Hawaiian, Inc.	361,810	9,360,025
Synovus Financial Corp.	137,849	4,824,715
UMB Financial Corp.	90,512	5,957,500
		38,002,671
Capital Markets (1.9%):
Federated Investors, Inc., Class B (a)	155,750	5,061,875
PJT Partners, Inc.	79,850	3,235,522
		8,297,397
Consumer Discretionary (7.1%):
Dineequity, Inc. (a)	47,340	4,519,550
Liberty Expedia Holdings, Inc., Class A (b)	330,117	15,776,291
Penske Automotive Group, Inc. (a)	220,351	10,422,602
		30,718,443
Consumer Staples (6.3%):
Hostess Brands, Inc. (b)	907,671	13,106,769
Nomad Foods Ltd., ADR (b)	282,670	6,037,831
Performance Food Group Co. (b)	120,325	4,816,610
Primo Water Corp. (a) (b)	121,040	1,488,792
TreeHouse Foods, Inc. (a) (b)	38,920	2,105,572
		27,555,574
Energy (5.6%):
Delek US Holdings, Inc.	5,500	222,860
Gulfport Energy Corp. (a) (b)	490,710	2,409,386
Kosmos Energy Ltd.	1,250,247	7,839,048
Magnolia Oil & Gas Corp. (a) (b)	416,660	4,824,923
RPC, Inc. (a)	624,350	4,501,564
SRC Energy, Inc. (b)	901,260	4,470,250
		24,268,031
Health Care (0.9%):
NuVasive, Inc. (b)	68,570	4,014,088
Industrials (13.7%):
Advanced Disposal Services, Inc. (b)	185,163	5,908,551
American Woodmark Corp. (b)	48,390	4,094,762
Atkore International Group, Inc. (a) (b)	416,190	10,766,835
Azul SA, ADR (b)	62,539	2,091,304
Kennametal, Inc. (a)	114,930	4,251,261
Regal Beloit Corp.	46,818	3,825,499
Rexnord Corp. (b)	128,700	3,889,314
Rush Enterprises, Inc., Class A	187,210	6,836,909

See notes to financial statements.

5

Victory Portfolios Victory RS Partners Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
SkyWest, Inc.	160,930	$9,763,623
Timken Co.	97,330	4,996,922
Welbilt, Inc. (a) (b)	107,130	1,789,071
		58,214,051
Information Technology (10.3%):
Belden, Inc.	67,719	4,034,021
Euronet Worldwide, Inc. (b)	104,310	17,549,114
NCR Corp. (b)	213,330	6,634,563
Verint Systems, Inc. (b)	305,120	16,409,354
		44,627,052
Insurance (18.5%):
Argo Group International Holdings	73,740	5,460,447
Axis Capital Holdings Ltd., ADR	282,960	16,878,564
Hanover Insurance Group, Inc.	65,780	8,439,574
Mercury General Corp. (a)	173,680	10,854,999
Primerica, Inc.	58,723	7,043,824
ProAssurance Corp.	127,490	4,603,664
Torchmark Corp.	108,130	9,673,310
United Fire Group, Inc. (a)	65,890	3,193,029
White Mountains Insurance Group Ltd., ADR (a)	13,160	13,442,414
		79,589,825
Materials (5.9%):
Crown Holdings, Inc. (b)	130,520	7,974,772
Element Solutions, Inc. (b)	21,910	226,549
Graphic Packaging Holding Co. (a)	752,580	10,521,068
Summit Materials, Inc., Class A (b)	339,727	6,539,745
		25,262,134
Mortgage Real Estate Investment Trusts (0.9%):
Redwood Trust, Inc. (a)	233,400	3,858,102
Real Estate (8.6%):
American Assets Trust, Inc.	108,090	5,093,201
Equity Commonwealth	487,411	15,850,606
Kennedy-Wilson Holdings, Inc. (a)	269,930	5,552,460
Spirit Realty Capital, Inc.	190,146	8,111,628
Terreno Realty Corp.	44,670	2,190,617
		36,798,512
Thrifts & Mortgage Finance (4.3%):
Kearny Financial Corp.	564,940	7,508,053
PCSB Financial Corp.	122,000	2,470,500
TFS Financial Corp. (a)	480,730	8,686,791
		18,665,344

See notes to financial statements.

6

Victory Portfolios Victory RS Partners Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Utilities (3.6%):
Black Hills Corp. (a)	78,125	$6,107,031
NorthWestern Corp.	46,570	3,360,026
South Jersey Industries, Inc. (a)	178,960	6,036,321
		15,503,378
Total Common Stocks (Cost $345,037,875)		415,374,602
Preferred Stocks (0.3%)
Health Care (0.3%):
WellDoc, Inc. (c) (d)	1,587,483	1,165,689
Total Preferred Stock (Cost $1,942,920)		1,165,689
Collateral for Securities Loaned^ (6.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (e)	5,910,695	5,910,695
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (e)	7,613,652	7,613,652
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (e)	197,726	197,726
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (e)	3,250,449	3,250,449
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (e)	4,432,332	4,432,332
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (e)	6,894,990	6,894,990
Total Collateral for Securities Loaned (Cost $28,299,844)		28,299,844
Total Investments (Cost $375,280,639) — 103.3%		444,840,135
Liabilities in excess of other assets — (3.3)%		(14,310,981)
NET ASSETS — 100.00%		$430,529,154

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2019, illiquid securities were 0.3% of the Fund's net assets.

(d)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.3% of the Fund's net assets as of June 30, 2019. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(e)  Rate disclosed is the daily yield on June 30, 2019.

ADR — American Depositary Receipt

See notes to financial statements.

7

Victory Portfolios Victory RS Value Fund	Schedule of Portfolio Investments June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.9%)
Consumer Discretionary (11.2%):
Aramark	375,985	$13,558,019
Expedia, Inc.	108,800	14,473,664
LKQ Corp. (a)	508,890	13,541,563
Penske Automotive Group, Inc.	42,640	2,016,872
		43,590,118
Consumer Staples (4.6%):
Hostess Brands, Inc. (a) (b)	607,230	8,768,401
Keurig Dr Pepper, Inc. (b)	97,470	2,816,883
Nomad Foods Ltd., ADR (a)	236,970	5,061,679
Performance Food Group Co. (a)	41,980	1,680,459
		18,327,422
Energy (5.9%):
Diamondback Energy, Inc.	57,150	6,227,636
EQT Corp.	401,860	6,353,406
Magnolia Oil & Gas Corp. (a) (b)	332,800	3,853,824
Noble Energy, Inc.	109,305	2,448,432
RPC, Inc. (b)	599,330	4,321,169
		23,204,467
Financials (24.2%):
Aflac, Inc.	227,590	12,474,209
Agnc Investment Corp.	350,700	5,898,774
American International Group, Inc.	90,610	4,827,701
Axis Capital Holdings Ltd., ADR	69,730	4,159,395
Brown & Brown, Inc.	251,200	8,415,200
CBOE Holdings, Inc.	96,120	9,960,916
E*TRADE Financial Corp.	170,790	7,617,234
First American Financial Corp.	76,030	4,082,811
First Hawaiian, Inc.	264,840	6,851,411
Hartford Financial Services Group, Inc.	76,760	4,277,067
Kearny Financial Corp.	419,000	5,568,510
RenaissanceRe Holdings Ltd., ADR	65,680	11,691,696
Voya Financial, Inc.	150,800	8,339,240
		94,164,164
Health Care (7.1%):
Allergan PLC	60,380	10,109,423
Bio-Rad Laboratories, Inc., Class A (a)	6,690	2,091,227
Humana, Inc.	22,020	5,841,906
Zimmer Biomet Holdings, Inc.	84,170	9,910,176
		27,952,732

See notes to financial statements.

8

Victory Portfolios Victory RS Value Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Industrials (6.7%):
Crane Co.	111,490	$9,302,725
Huntington Ingalls Industries, Inc.	14,450	3,247,493
Kennametal, Inc. (b)	97,380	3,602,086
Sensata Technologies Holding PLC, ADR (a)	58,840	2,883,160
Timken Co.	141,390	7,258,963
		26,294,427
Information Technology (11.0%):
Euronet Worldwide, Inc. (a)	83,243	14,004,802
FleetCor Technologies, Inc. (a)	36,140	10,149,919
NCR Corp. (a)	216,660	6,738,126
Verint Systems, Inc. (a)	214,390	11,529,894
		42,422,741
Materials (10.7%):
Crown Holdings, Inc. (a)	140,880	8,607,768
Freeport-McMoRan, Inc.	509,280	5,912,741
Graphic Packaging Holding Co.	728,390	10,182,892
Sealed Air Corp. (b)	216,300	9,253,314
Summit Materials, Inc., Class A (a) (b)	381,190	7,337,908
		41,294,623
Real Estate (9.3%):
Equity Commonwealth	233,293	7,586,688
Healthcare Trust of America, Inc., Class A	141,080	3,869,824
Invitation Homes, Inc.	403,580	10,787,694
MGM Growth Properties LLC, Series A	178,530	5,471,945
Spirit Realty Capital, Inc.	194,258	8,287,047
		36,003,198
Utilities (7.2%):
AES Corp.	227,950	3,820,442
Atmos Energy Corp.	29,659	3,130,804
DTE Energy Co.	16,235	2,076,132
FirstEnergy Corp.	140,580	6,018,230
Vistra Energy Corp. (a)	493,650	11,176,235
Xcel Energy, Inc.	35,545	2,114,572
		28,336,415
Total Common Stocks (Cost $333,077,296)		381,590,307

See notes to financial statements.

9

Victory Portfolios Victory RS Value Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (4.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (c)	4,031,220	$4,031,220
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (c)	5,192,673	5,192,673
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (c)	134,853	134,853
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (c)	2,216,876	2,216,876
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (c)	3,022,945	3,022,945
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (c)	4,702,531	4,702,531
Total Collateral for Securities Loaned (Cost $19,301,098)		19,301,098
Total Investments (Cost $352,378,394) — 102.8%		400,891,405
Liabilities in excess of other assets — (2.8)%		(10,893,947)
NET ASSETS — 100.00%		$389,997,458

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2019.

ADR — American Depositary Receipt

LLC — Limited Liability Company

PLC — Public Limited Company

See notes to financial statements.

10

Victory Portfolios Victory RS Large Cap Alpha Fund	Schedule of Portfolio Investments June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.6%)
Banks (9.8%):
Citigroup, Inc.	266,180	$18,640,585
The PNC Financial Services Group, Inc.	100,620	13,813,114
U.S. Bancorp	218,070	11,426,868
Wells Fargo & Co.	197,430	9,342,388
		53,222,955
Capital Markets (4.4%):
CBOE Holdings, Inc.	153,958	15,954,668
E*TRADE Financial Corp.	180,040	8,029,784
		23,984,452
Communication Services (9.3%):
Alphabet, Inc., Class A (a)	19,940	21,591,032
Facebook, Inc., Class A (a)	151,630	29,264,590
		50,855,622
Consumer Discretionary (7.5%):
Aramark	464,790	16,760,327
Booking Holdings, Inc. (a)	7,250	13,591,648
LKQ Corp. (a)	397,410	10,575,080
		40,927,055
Consumer Staples (4.4%):
Keurig Dr Pepper, Inc. (b)	205,680	5,944,152
Mondelez International, Inc., Class A	331,270	17,855,453
		23,799,605
Energy (10.2%):
Chevron Corp.	93,335	11,614,607
Devon Energy Corp.	187,618	5,350,865
Diamondback Energy, Inc.	74,560	8,124,803
Enterprise Products Partners LP (b)	578,010	16,687,148
EQT Corp.	613,390	9,697,696
Noble Energy, Inc.	183,684	4,114,522
		55,589,641
Health Care (9.1%):
Allergan PLC	49,644	8,311,895
AstraZeneca PLC, ADR	151,334	6,247,068
CVS Health Corp.	100,395	5,470,524
Humana, Inc.	25,790	6,842,087
UnitedHealth Group, Inc.	40,415	9,861,664
Zimmer Biomet Holdings, Inc.	112,390	13,232,799
		49,966,037

See notes to financial statements.

11

Victory Portfolios Victory RS Large Cap Alpha Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Industrials (6.5%):
Air Canada (a)	264,830	$8,027,419
Eaton Corp. PLC, ADR	146,540	12,203,851
Parker-Hannifin Corp.	51,640	8,779,316
Union Pacific Corp.	38,910	6,580,070
		35,590,656
Information Technology (6.5%):
FleetCor Technologies, Inc. (a)	58,550	16,443,768
Visa, Inc., Class A	109,990	19,088,764
		35,532,532
Insurance (12.3%):
Aflac, Inc.	389,190	21,331,503
Brown & Brown, Inc.	547,870	18,353,645
Cincinnati Financial Corp.	155,720	16,143,492
RenaissanceRe Holdings Ltd., ADR	58,410	10,397,564
		66,226,204
Materials (4.4%):
Freeport-McMoRan, Inc.	776,670	9,017,139
Sealed Air Corp. (b)	339,770	14,535,361
		23,552,500
Mortgage Real Estate Investment Trusts (1.5%):
Agnc Investment Corp.	469,900	7,903,718
Real Estate (4.8%):
Equity Commonwealth	371,660	12,086,383
Invitation Homes, Inc.	534,770	14,294,402
		26,380,785
Utilities (5.9%):
Exelon Corp.	161,780	7,755,733
FirstEnergy Corp.	278,560	11,925,154
Vistra Energy Corp. (a)	547,040	12,384,986
		32,065,873
Total Common Stocks (Cost $440,861,747)		525,597,635

See notes to financial statements.

12

Victory Portfolios Victory RS Large Cap Alpha Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (1.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (c)	1,493,709	$1,493,709
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (c)	1,924,068	1,924,068
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (c)	49,968	49,968
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (c)	821,430	821,430
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (c)	1,120,107	1,120,107
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (c)	1,742,453	1,742,453
Total Collateral for Securities Loaned (Cost $7,151,735)		7,151,735
Total Investments (Cost $448,013,482) — 97.9%		532,749,370
Other assets in excess of liabilities — 2.1%		11,574,277
NET ASSETS — 100.00%		$544,323,647

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2019.

ADR — American Depositary Receipt

LP — Limited Partnership

PLC — Public Limited Company

See notes to financial statements.

13

Victory Portfolios Victory RS Investors Fund	Schedule of Portfolio Investments June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.8%)
Banks (2.0%):
First Hawaiian, Inc.	32,040	$828,875
Capital Markets (4.8%):
CBOE Holdings, Inc.	12,000	1,243,560
E*TRADE Financial Corp.	17,495	780,277
		2,023,837
Communication Services (10.5%):
Alphabet, Inc., Class A (a)	1,712	1,853,754
Facebook, Inc., Class A (a)	13,240	2,555,320
		4,409,074
Consumer Discretionary (13.1%):
Aramark	42,700	1,539,762
Liberty Expedia Holdings, Inc., Class A (a)	39,810	1,902,520
LKQ Corp. (a)	77,640	2,066,000
		5,508,282
Consumer Staples (6.5%):
Hostess Brands, Inc. (a) (b)	101,330	1,463,205
Mondelez International, Inc., Class A	23,020	1,240,778
		2,703,983
Energy (9.3%):
Diamondback Energy, Inc.	12,941	1,410,180
EQT Corp.	69,970	1,106,226
Kosmos Energy Ltd.	146,670	919,621
Noble Energy, Inc.	20,502	459,245
		3,895,272
Health Care (2.6%):
Allergan PLC	6,593	1,103,866
Industrials (2.0%):
SkyWest, Inc.	14,110	856,054
Information Technology (9.2%):
Euronet Worldwide, Inc. (a)	9,800	1,648,752
NCR Corp. (a)	26,330	818,863
Verint Systems, Inc. (a)	25,850	1,390,213
		3,857,828
Insurance (18.3%):
Aflac, Inc.	34,500	1,890,946
Brown & Brown, Inc.	49,250	1,649,875
Mercury General Corp.	29,160	1,822,500
RenaissanceRe Holdings Ltd., ADR	12,730	2,266,067
		7,629,388

See notes to financial statements.

14

Victory Portfolios Victory RS Investors Fund	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Materials (8.9%):
Crown Holdings, Inc. (a)	15,170	$926,887
Graphic Packaging Holding Co.	91,190	1,274,836
Sealed Air Corp. (b)	35,260	1,508,423
		3,710,146
Real Estate (3.7%):
Equity Commonwealth	48,120	1,564,862
Thrifts & Mortgage Finance (2.0%):
Kearny Financial Corp. (b)	63,100	838,599
Utilities (3.9%):
Vistra Energy Corp. (a)	71,530	1,619,439
Total Common Stocks (Cost $33,997,832)		40,549,505
Collateral for Securities Loaned^ (3.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (c)	324,633	324,633
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (c)	418,164	418,164
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (c)	10,860	10,860
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (c)	178,524	178,524
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (c)	243,437	243,437
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (c)	378,694	378,694
Total Collateral for Securities Loaned (Cost $1,554,312)		1,554,312
Total Investments (Cost $35,552,144) — 100.5%		42,103,817
Liabilities in excess of other assets — (0.5)%		(197,002)
NET ASSETS — 100.00%		$41,906,815

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2019.

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

15

Victory Portfolios Victory Global Natural Resources Fund	Schedule of Portfolio Investments June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (93.7%)
Energy Equipment & Services (1.6%):
Covia Holdings Corp. (a) (b)	2,685,271	$5,263,131
Metals & Mining (36.3%):
First Quantum Minerals Ltd.	5,111,085	48,558,040
Rio Tinto PLC, ADR (b)	119,274	7,435,541
Turquoise Hill Resources Ltd. (a) (b)	53,037,437	65,766,422
		121,760,003
Oil, Gas & Consumable Fuels (55.8%):
Antero Resources Corp. (a)	2,745,158	15,180,724
Centennial Resource Development, Inc., Class A (a) (b)	1,984,793	15,064,579
Concho Resources, Inc.	107,769	11,119,605
EOG Resources, Inc.	41,416	3,858,315
EQT Corp.	564,147	8,919,164
Laredo Petroleum, Inc. (a)	5,464,086	15,845,849
Noble Energy, Inc. (b)	488,097	10,933,373
Peyto Exploration & Development Corp.	4,156,255	12,442,737
Range Resources Corp.	7,515,345	52,457,108
SRC Energy, Inc. (a)	3,081,830	15,285,877
Tourmaline Oil Corp.	756,009	9,630,541
Whitecap Resources, Inc.	4,939,084	16,031,088
		186,768,960
Total Common Stocks (Cost $720,280,409)		313,792,094
Collateral for Securities Loaned^ (2.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (c)	1,608,568	1,608,568
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (c)	2,072,020	2,072,020
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (c)	53,810	53,810
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (c)	884,594	884,594
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (c)	1,206,239	1,206,239
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (c)	1,876,440	1,876,440
Total Collateral for Securities Loaned (Cost $7,701,671)		7,701,671
Total Investments (Cost $727,982,080) — 96.0%		321,493,765
Other assets in excess of liabilities — 4.0%		13,353,864
NET ASSETS — 100.00%		$334,847,629

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2019.

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

16

Victory Portfolios	Statements of Assets and Liabilities June 30, 2019

  (Unaudited)

	Victory RS Partners Fund		Victory RS Value Fund		Victory RS Large Cap Alpha Fund
ASSETS:
Investments, at value (Cost $375,280,639, $352,378,394 and $448,013,482)	$444,840,135	(a)	$400,891,405	(b)	$532,749,370	(c)
Cash and cash equivalents	18,348,656		11,036,410		26,220,278
Interest and dividends receivable	604,258		468,123		429,402
Receivable for capital shares issued	133,634		122,575		26,540
Receivable for investments sold	7,121,846		783,474		7,813,907
Receivable from Adviser	88,708		36,096		86,544
Prepaid expenses	33,889		27,642		31,824
Total Assets	471,171,126		413,365,725		567,357,865
LIABILITIES:
Payables:
Collateral received on loaned securities	28,299,844		19,301,098		7,151,735
Investments purchased	9,671,956		1,866,352		15,022,661
Capital shares redeemed	2,161,155		1,782,275		454,369
Accrued expenses and other payables:
Investment advisory fees	349,159		270,855		220,660
Administration fees	21,357		19,514		27,073
Custodian fees	6,926		7,718		3,344
Transfer agent fees	74,874		72,987		67,598
Chief Compliance Officer fees	291		259		358
Trustees' fees	—		111		461
12b-1 fees	20,222		23,750		59,484
Other accrued expenses	36,188		23,348		26,475
Total Liabilities	40,641,972		23,368,267		23,034,218
NET ASSETS:
Capital	340,995,885		320,166,193		441,553,673
Total distributable earnings/(loss)	89,533,269		69,831,265		102,769,974
Net Assets	$430,529,154		$389,997,458		$544,323,647
Net Assets
Class A Shares	$194,201,130		$205,330,390		$497,902,748
Class C Shares	—		6,147,349		17,539,927
Class R Shares	1,492,649		1,042,462		6,903,153
Class Y Shares	234,835,375		177,477,257		21,977,819
Total	$430,529,154		$389,997,458		$544,323,647
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	7,902,519		8,307,813		9,939,139
Class C Shares	—		280,136		414,625
Class R Shares	67,093		44,508		138,705
Class Y Shares	8,966,446		7,003,361		440,299
Total	16,936,058		15,635,818		10,932,768
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$24.57		$24.72		$50.10
Class C Shares (d)	—		21.94		42.30
Class R Shares	22.25		23.42		49.77
Class Y Shares	26.19		25.34		49.92
Maximum Sales Charge — Class A Shares	5.75%		5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$26.07		$26.23		$53.16

(a)  Includes $27,831,841 of securities on loan.

(b)  Includes $19,095,830 of securities on loan.

(c)  Includes $7,014,962 of securities on loan.

(d)  Redemption price per share varies by the length of time shares are held.
See notes to financial statements.

17

Victory Portfolios	Statements of Assets and Liabilities June 30, 2019

  (Unaudited)

	Victory RS Investors Fund		Victory Global Natural Resources Fund
ASSETS:
Investments, at value (Cost $35,552,144 and $727,982,080)	$42,103,817	(a)	$321,493,765 (b)
Foreign currency, at value (Cost $— and $58,892)	—		58,260
Cash and cash equivalents	2,039,714		17,712,811
Interest and dividends receivable	16,899		172,838
Receivable for capital shares issued	8,251		847,307
Receivable for investments sold	—		3,924,423
Receivable from Adviser	39,134		125,536
Prepaid expenses	8,022		17,719
Total Assets	44,215,837		344,352,659
LIABILITIES:
Payables:
Collateral received on loaned securities	1,554,312		7,701,671
Investments purchased	491,753		—
Capital shares redeemed	204,764		1,310,433
Accrued expenses and other payables:
Investment advisory fees	34,109		278,988
Administration fees	2,089		16,939
Custodian fees	324		11,905
Transfer agent fees	9,564		127,575
Chief Compliance Officer fees	29		384
12b-1 fees	5,045		6,873
Other accrued expenses	7,033		50,262
Total Liabilities	2,309,022		9,505,030
NET ASSETS:
Capital	34,927,580		2,230,431,215
Total distributable earnings/(loss)	6,979,235		(1,895,583,586)
Net Assets	$41,906,815		$334,847,629
Net Assets
Class A Shares	$17,369,402		$49,503,800
Class C Shares	7,568,108		4,296,973
Class R Shares	907,127		757,779
Class Y Shares	16,062,178		280,289,077
Total	$41,906,815		$334,847,629
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	1,334,248		4,482,094
Class C Shares	653,759		431,851
Class R Shares	77,268		72,571
Class Y Shares	1,203,036		24,353,828
Total	3,268,311		29,340,344
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$13.02		$11.04
Class C Shares (c)	11.58		9.95
Class R Shares	11.74		10.44
Class Y Shares	13.35		11.51
Maximum Sales Charge — Class A Shares	5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$13.81		$11.71

(a)  Includes $1,536,091 of securities on loan.

(b)  Includes $7,597,758 of securities on loan.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

18

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2019

  (Unaudited)

	Victory RS Partners Fund	Victory RS Value Fund	Victory RS Large Cap Alpha Fund
Investment Income:
Dividends	$3,863,873	$3,010,934	$5,069,671
Interest	173,166	140,563	190,531
Securities lending (net of fees)	30,756	20,458	6,161
Foreign tax withholding	(8,975)	—	—
Total Income	4,058,820	3,171,955	5,266,363
Expenses:
Investment advisory fees	2,202,539	1,655,392	1,320,424
Administration fees	139,233	123,056	166,855
12b-1 fees — Class A Shares	236,093	248,512	600,578
12b-1 fees — Class C Shares	—	42,557	93,471
12b-1 fees — Class R Shares	3,488	2,739	16,812
Custodian fees	9,307	7,831	11,979
Transfer agent fees	25,899	19,103	19,037
Transfer agent fees — Class A Shares	139,071	129,977	229,156
Transfer agent fees — Class C Shares	—	5,935	8,055
Transfer agent fees — Class R Shares	1,595	2,470	7,708
Transfer agent fees — Class Y Shares	100,040	85,910	11,127
Trustees' fees	20,350	17,503	23,107
Chief Compliance Officer fees	1,849	1,605	2,155
Legal and audit fees	21,953	19,473	24,659
State registration and filing fees	27,128	37,427	33,553
Other expenses	44,622	35,714	21,295
Total Expenses	2,973,167	2,435,204	2,589,971
Expenses waived/reimbursed by Adviser	(189,595)	(84,787)	(174,407)
Net Expenses	2,783,572	2,350,417	2,415,564
Net Investment Income (Loss)	1,275,248	821,538	2,850,799
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	25,632,484	19,657,242	6,907,972
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	63,134,424	55,699,101	79,457,494
Net realized/unrealized gains (losses) on investments	88,766,908	75,356,343	86,365,466
Change in net assets resulting from operations	$90,042,156	$76,177,881	$89,216,265

See notes to financial statements.

19

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2019

  (Unaudited)

	Victory RS Investors Fund	Victory Global Natural Resources Fund
Investment Income:
Dividends	$226,895	$2,922,184
Interest	13,444	221,401
Securities lending (net of fees)	1,166	33,436
Foreign tax withholding	—	(206,008)
Total Income	241,505	2,971,013
Expenses:
Investment advisory fees	205,953	2,308,045
Administration fees	13,013	146,000
12b-1 fees — Class A Shares	21,237	78,340
12b-1 fees — Class C Shares	38,970	31,467
12b-1 fees — Class R Shares	2,224	2,286
Custodian fees	1,625	15,916
Transfer agent fees	3,182	60,919
Transfer agent fees — Class A Shares	10,889	84,290
Transfer agent fees — Class C Shares	4,803	8,340
Transfer agent fees — Class R Shares	1,069	1,561
Transfer agent fees — Class Y Shares	11,491	221,848
Trustees' fees	1,909	25,887
Chief Compliance Officer fees	170	2,241
Legal and audit fees	5,426	26,352
State registration and filing fees	34,266	45,947
Other expenses	6,483	49,250
Total Expenses	362,710	3,108,689
Expenses waived/reimbursed by Adviser	(78,806)	(316,678)
Net Expenses	283,904	2,792,011
Net Investment Income (Loss)	(42,399)	179,002
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	598,350	(38,320,005)
Net change in unrealized appreciation/depreciation on investment securities	7,500,899	(18,128,932)
Net realized/unrealized gains (losses) on investments	8,099,249	(56,448,937)
Change in net assets resulting from operations	$8,056,850	$(56,269,935)

See notes to financial statements.

20

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS Partners Fund		Victory RS Value Fund		Victory RS Large Cap Alpha Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$1,275,248	$1,833,237	$821,538	$1,554,498	$2,850,799	$4,308,297
Net realized gains (losses) from investments	25,632,484	86,121,266	19,657,242	47,724,006	6,907,972	81,827,397
Net change in unrealized appreciation/ depreciation on investments	63,134,424	(147,254,191)	55,699,101	(93,914,909)	79,457,494	(135,809,861)
Change in net assets resulting from operations	90,042,156	(59,299,688)	76,177,881	(44,636,405)	89,216,265	(49,674,167)
Distributions to Shareholders:
Class A Shares	(5,299,588)	(35,773,137)	—	(24,922,768)	—	(80,490,381)
Class C Shares	—	—	—	(1,375,886)	—	(3,700,952)
Class R Shares	(43,836)	(270,891)	—	(162,838)	—	(1,216,665)
Class Y Shares	(7,460,499)	(49,823,881)	—	(24,215,948)	—	(4,333,722)
Change in net assets resulting from distributions to shareholders	(12,803,923)	(85,867,909)	—	(50,677,440)	—	(89,741,720)
Change in net assets resulting from capital transactions	(74,347,619)	(37,433,612)	(42,700,385)	(54,228,953)	(30,329,374)	10,452,685
Change in net assets	2,890,614	(182,601,209)	33,477,496	(149,542,798)	58,886,891	(128,963,202)
Net Assets:
Beginning of period	427,638,540	610,239,749	356,519,962	506,062,760	485,436,756	614,399,958
End of period	$430,529,154	$427,638,540	$389,997,458	$356,519,962	$544,323,647	$485,436,756

(continues on next page)

See notes to financial statements.

21

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Partners Fund		Victory RS Value Fund		Victory RS Large Cap Alpha Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$7,875,519	$10,542,694	$7,405,405	$14,150,821	$7,832,797	$20,740,364
Distributions reinvested	5,213,420	35,117,192	—	24,219,793	—	77,994,848
Cost of shares redeemed	(27,084,149)	(68,463,235)	(20,122,533)	(51,805,118)	(30,010,078)	(75,131,993)
Total Class A Shares	$(13,995,210)	$(22,803,349)	$(12,717,128)	$(13,434,504)	$(22,177,281)	$23,603,219
Class C Shares
Proceeds from shares issued	$—	$—	$307,566	$1,342,072	$329,728	$2,049,875
Distributions reinvested	—	—	—	1,333,779	—	3,453,415
Cost of shares redeemed	—	—	(5,364,241)	(7,541,603)	(4,175,970)	(11,400,448)
Total Class C Shares	$—	$—	$(5,056,675)	$(4,865,752)	$(3,846,242)	$(5,897,158)
Class R Shares
Proceeds from shares issued	$77,365	$250,543	$57,101	$214,961	$290,574	$1,047,801
Distributions reinvested	43,836	270,891	—	162,838	—	1,210,626
Cost of shares redeemed	(62,163)	(1,018,596)	(246,558)	(669,866)	(862,920)	(4,210,175)
Total Class R Shares	$59,038	$(497,162)	$(189,457)	$(292,067)	$(572,346)	$(1,951,748)
Class Y Shares
Proceeds from shares issued	$23,970,202	$33,627,569	$9,344,781	$17,137,847	$1,651,452	$6,642,092
Distributions reinvested	7,423,032	49,499,526	—	23,672,512	—	4,119,726
Cost of shares redeemed	(91,804,681)	(97,260,196)	(34,081,906)	(76,446,989)	(5,384,957)	(16,063,446)
Total Class Y Shares	$(60,411,447)	$(14,133,101)	$(24,737,125)	$(35,636,630)	$(3,733,505)	$(5,301,628)
Change in net assets resulting from capital transactions	$(74,347,619)	$(37,433,612)	$(42,700,385)	$(54,228,953)	$(30,329,374)	$10,452,685

(continues on next page)

See notes to financial statements.

22

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Partners Fund		Victory RS Value Fund		Victory RS Large Cap Alpha Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	335,482	370,388	314,912	539,942	164,994	364,209
Reinvested	228,759	1,683,464	—	1,176,725	—	1,825,583
Redeemed	(1,168,239)	(2,415,797)	(860,290)	(2,021,000)	(628,520)	(1,340,333)
Total Class A Shares	(603,998)	(361,945)	(545,378)	(304,333)	(463,526)	849,459
Class C Shares
Issued	—	—	15,111	60,727	8,504	43,140
Reinvested	—	—	—	73,124	—	96,062
Redeemed	—	—	(256,588)	(324,233)	(103,277)	(231,269)
Total Class C Shares	—	—	(241,477)	(190,382)	(94,773)	(92,067)
Class R Shares
Issued	3,627	9,314	2,553	8,571	6,151	18,584
Reinvested	2,123	14,325	—	8,359	—	28,596
Redeemed	(2,919)	(39,384)	(10,944)	(28,882)	(18,563)	(77,609)
Total Class R Shares	2,831	(15,745)	(8,391)	(11,952)	(12,412)	(30,429)
Class Y Shares
Issued	953,411	1,142,322	392,018	656,480	34,552	115,708
Reinvested	305,978	2,227,155	—	1,119,999	—	96,691
Redeemed	(3,718,683)	(3,323,588)	(1,407,519)	(3,005,028)	(113,835)	(289,399)
Total Class Y Shares	(2,459,294)	45,889	(1,015,501)	(1,228,549)	(79,283)	(77,000)
Change in Shares	(3,060,461)	(331,801)	(1,810,747)	(1,735,216)	(649,994)	649,963

See notes to financial statements.

23

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS Investors Fund		Victory Global Natural Resources Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(42,399)	$(54,803)	$179,002	$(4,077,976)
Net realized gains (losses) from investments	598,350	5,799,863	(38,320,005)	(193,930,232)
Net change in unrealized appreciation/depreciation on investments	7,500,899	(9,808,027)	(18,128,932)	(289,417,818)
Change in net assets resulting from operations	8,056,850	(4,062,967)	(56,269,935)	(487,426,026)
Distributions to Shareholders:
Class A Shares	—	(2,453,812)	—	—
Class C Shares	—	(1,248,830)	—	—
Class R Shares	—	(139,602)	—	—
Class Y Shares	—	(2,365,022)	—	—
Change in net assets resulting from distributions to shareholders	—	(6,207,266)	—	—
Change in net assets resulting from capital transactions	(4,613,942)	(11,344,224)	(74,323,387)	(458,989,878)
Change in net assets	3,442,908	(21,614,457)	(130,593,322)	(946,415,904)
Net Assets:
Beginning of period	38,463,907	60,078,364	465,440,951	1,411,856,855
End of period	$41,906,815	$38,463,907	$334,847,629	$465,440,951

(continues on next page)

See notes to financial statements.

24

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Investors Fund		Victory Global Natural Resources Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$752,260	$1,692,860	$6,160,073	$41,141,199
Distributions reinvested	—	2,382,350	—	—
Cost of shares redeemed	(2,359,353)	(4,704,359)	(12,614,204)	(168,408,240)
Total Class A Shares	$(1,607,093)	$(629,149)	$(6,454,131)	$(127,267,041)
Class C Shares
Proceeds from shares issued	$266,545	$474,091	$132,536	$577,051
Distributions reinvested	—	1,055,957	—	—
Cost of shares redeemed	(1,493,904)	(3,353,594)	(2,046,343)	(7,085,345)
Total Class C Shares	$(1,227,359)	$(1,823,546)	$(1,913,807)	$(6,508,294)
Class R Shares
Proceeds from shares issued	$24,049	$110,635	$122,878	$562,850
Distributions reinvested	—	139,602	—	—
Cost of shares redeemed	(120,609)	(577,298)	(162,882)	(1,061,738)
Total Class R Shares	$(96,560)	$(327,061)	$(40,004)	$(498,888)
Class Y Shares
Proceeds from shares issued	$2,701,183	$2,756,651	$74,107,741	$264,889,815
Distributions reinvested	—	2,290,072	—	—
Cost of shares redeemed	(4,384,113)	(13,611,191)	(140,023,186)	(526,709,948)
Cost of Shares redeemed in-kind	—	—	—	(62,895,522)
Total Class Y Shares	$(1,682,930)	$(8,564,468)	$(65,915,445)	$(324,715,655)
Change in net assets resulting from capital transactions	$(4,613,942)	$(11,344,224)	$(74,323,387)	$(458,989,878)

(continues on next page)

See notes to financial statements.

25

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Investors Fund		Victory Global Natural Resources Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	59,798	121,865	469,558	1,809,584
Reinvested	—	219,774	—	—
Redeemed	(194,250)	(346,502)	(963,734)	(7,892,823)
Total Class A Shares	(134,452)	(4,863)	(494,176)	(6,083,239)
Class C Shares
Issued	23,615	42,948	11,219	30,147
Reinvested	—	109,086	—	—
Redeemed	(133,938)	(266,960)	(175,883)	(377,893)
Total Class C Shares	(110,323)	(114,926)	(164,664)	(347,746)
Class R Shares
Issued	2,155	8,825	9,715	28,741
Reinvested	—	14,231	—	—
Redeemed	(10,906)	(44,650)	(12,672)	(61,437)
Total Class R Shares	(8,751)	(21,594)	(2,957)	(32,696)
Class Y Shares
Issued	211,221	202,137	5,326,858	11,961,924
Reinvested	—	206,346	—	—
Redeemed	(349,509)	(991,078)	(10,389,391)	(25,719,904)
Redeemed in-kind	—	—	—	(2,611,940)
Total Class Y Shares	(138,288)	(582,595)	(5,062,533)	(16,369,920)
Change in Shares	(391,814)	(723,978)	(5,724,330)	(22,833,601)

See notes to financial statements.

26

This page is intentionally left blank.

27

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory RS Partners Fund
Class A
Six Months Ended 6/30/19 (unaudited)	$20.66	0.04	4.53	4.57	—	(0.66)
Year Ended 12/31/18	$29.21	0.04	(3.52)	(3.48)	(0.08)	(4.99)
Year Ended 12/31/17	$31.58	(0.25)	4.78	4.53	—	(6.90)
Year Ended 12/31/16	$26.89	(0.12)	6.59	6.47	—	(1.78)
Year Ended 12/31/15	$31.08	(0.11)	(3.22)	(3.33)	—	(0.86)
Year Ended 12/31/14	$40.09	(0.14)	(1.52)	(1.66)	—	(7.35)
Class R
Six Months Ended 6/30/19 (unaudited)	$18.79	— (f)	4.12	4.12	—	(0.66)
Year Ended 12/31/18	$27.09	(0.04)	(3.27)	(3.31)	—	(4.99)
Year Ended 12/31/17	$29.84	(0.44)	4.59	4.15	—	(6.90)
Year Ended 12/31/16	$25.57	(0.21)	6.26	6.05	—	(1.78)
Year Ended 12/31/15	$29.72	(0.21)	(3.08)	(3.29)	—	(0.86)
Year Ended 12/31/14	$38.82	(0.25)	(1.50)	(1.75)	—	(7.35)
Class Y
Six Months Ended 6/30/19 (unaudited)	$21.94	0.09	4.82	4.91	—	(0.66)
Year Ended 12/31/18	$30.67	0.14	(3.71)	(3.57)	(0.17)	(4.99)
Year Ended 12/31/17	$32.75	(0.04)	4.86	4.82	—	(6.90)
Year Ended 12/31/16	$27.75	(0.03)	6.81	6.78	—	(1.78)
Year Ended 12/31/15	$31.95	(0.02)	(3.32)	(3.34)	—	(0.86)
Year Ended 12/31/14	$40.86	0.01	(1.57)	(1.56)	—	(7.35)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

28

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory RS Partners Fund
Class A
Six Months Ended 6/30/19 (unaudited)	(0.66)	$24.57	22.44%	1.45%	0.37%	1.53%	$194,201	29%
Year Ended 12/31/18	(5.07)	$20.66	(12.04)%	1.45%	0.14%	1.52%	$175,723	62%
Year Ended 12/31/17	(6.90)	$29.21	14.21%	1.45%	(0.75)%	1.50%	$259,050	38%
Year Ended 12/31/16	(1.78)	$31.58	24.04%	1.45%	(0.44)%	1.53%	$378,695	60%
Year Ended 12/31/15	(0.86)	$26.89	(10.74)%	1.42%	(0.35)%	1.42%	$475,722	42%
Year Ended 12/31/14	(7.35)	$31.08	(3.85)%	1.45%	(0.35)%	1.55%	$827,108	47%
Class R
Six Months Ended 6/30/19 (unaudited)	(0.66)	$22.25	22.22%	1.81%	0.02%	2.65%	$1,493	29%
Year Ended 12/31/18	(4.99)	$18.79	(12.39)%	1.81%	(0.16)%	2.37%	$1,207	62%
Year Ended 12/31/17	(6.90)	$27.09	13.81%	1.81%	(1.40)%	2.28%	$2,168	38%
Year Ended 12/31/16	(1.78)	$29.84	23.64%	1.81%	(0.78)%	1.81%	$2,452	60%
Year Ended 12/31/15	(0.86)	$25.57	(11.09)%	1.81%	(0.74)%	1.81%	$2,365	42%
Year Ended 12/31/14	(7.35)	$29.72	(4.21)%	1.80%	(0.66)%	1.88%	$4,321	47%
Class Y
Six Months Ended 6/30/19 (unaudited)	(0.66)	$26.19	22.64%	1.12%	0.74%	1.21%	$234,835	29%
Year Ended 12/31/18	(5.16)	$21.94	(11.77)%	1.12%	0.48%	1.19%	$250,709	62%
Year Ended 12/31/17	(6.90)	$30.67	14.59%	1.12%	(0.11)%	1.21%	$349,022	38%
Year Ended 12/31/16	(1.78)	$32.75	24.41%	1.12%	(0.11)%	1.22%	$378,271	60%
Year Ended 12/31/15	(0.86)	$27.75	(10.47)%	1.12%	(0.05)%	1.18%	$542,595	42%
Year Ended 12/31/14	(7.35)	$31.95	(3.53)%	1.11%	0.04%	1.18%	$903,833	47%

See notes to financial statements.

29

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders
Victory RS Value Fund
Class A
Six Months Ended 6/30/19 (unaudited)	$20.28	0.04	4.40	4.44	—	—	—
Year Ended 12/31/18	$26.21	0.06	(2.85)	(2.79)	(0.14)	(3.00)	(3.14)
Year Ended 12/31/17	$27.94	0.03	4.80	4.83	(0.04)	(6.52)	(6.56)
Year Ended 12/31/16	$28.33	— (f)	3.09	3.09	(0.13)	(3.35)	(3.48)
Year Ended 12/31/15	$33.04	(0.08)	(1.98)	(2.06)	— (f)	(2.65)	(2.65)
Year Ended 12/31/14	$34.76	0.25	3.71	3.96	(0.36)	(5.32)	(5.68)
Class C
Six Months Ended 6/30/19 (unaudited)	$18.08	(0.05)	3.91	3.86	—	—	—
Year Ended 12/31/18	$23.76	(0.13)	(2.55)	(2.68)	—	(3.00)	(3.00)
Year Ended 12/31/17	$26.01	(0.08)	4.35	4.27	—	(6.52)	(6.52)
Year Ended 12/31/16	$26.69	(0.21)	2.88	2.67	—	(3.35)	(3.35)
Year Ended 12/31/15	$31.54	(0.32)	(1.88)	(2.20)	—	(2.65)	(2.65)
Year Ended 12/31/14	$33.47	— (f)	3.52	3.52	(0.13)	(5.32)	(5.45)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Amount is less than $0.005 per share.

(g)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 8)

(h)  Amount is less than 0.005%

See notes to financial statements.

30

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

						Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net (See Note 8)		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory RS Value Fund
Class A
Six Months Ended 6/30/19 (unaudited)	—		$24.72	21.89%		1.30%	0.33%	1.35%	$205,331	31%
Year Ended 12/31/18	—		$20.28	(10.75)%		1.30%	0.24%	1.34%	$179,535	65%
Year Ended 12/31/17	—		$26.21	17.41%		1.30%	0.09%	1.33%	$239,994	64%
Year Ended 12/31/16	—	(f)	$27.94	10.92	%(g)	1.30%	(0.01)%	1.35%	$268,979	67%
Year Ended 12/31/15	—		$28.33	(6.18)%		1.26%	(0.24)%	1.26%	$352,205	55%
Year Ended 12/31/14	—		$33.04	11.60%		1.29%	0.71%	1.35%	$432,082	56%
Class C
Six Months Ended 6/30/19 (unaudited)	—		$21.94	21.40%		2.07%	(0.48)%	2.27%	$6,147	31%
Year Ended 12/31/18	—		$18.08	(11.41)%		2.07%	(0.54)%	2.14%	$9,428	65%
Year Ended 12/31/17	—		$23.76	16.53%		2.07%	(0.30)%	2.08%	$16,916	64%
Year Ended 12/31/16	—	(f)	$26.01	10.01	%(g)	2.07%	(0.78)%	2.13%	$19,943	67%
Year Ended 12/31/15	—		$26.69	(6.92)%		2.04%	(1.03)%	2.04%	$24,714	55%
Year Ended 12/31/14	—		$31.54	10.75%		2.06%	— (h)	2.11%	$30,568	56%

(continues on next page)

See notes to financial statements.

31

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders
Victory RS Value Fund
Class R
Six Months Ended 6/30/19 (unaudited)	$19.26	(0.01)	4.17	4.16	—	—	—
Year Ended 12/31/18	$25.06	(0.03)	(2.72)	(2.75)	(0.05)	(3.00)	(3.05)
Year Ended 12/31/17	$27.03	(0.03)	4.58	4.55	—	(6.52)	(6.52)
Year Ended 12/31/16	$27.51	(0.09)	2.96	2.87	—	(3.35)	(3.35)
Year Ended 12/31/15	$32.29	(0.21)	(1.92)	(2.13)	—	(2.65)	(2.65)
Year Ended 12/31/14	$34.15	0.13	3.60	3.73	(0.27)	(5.32)	(5.59)
Class Y
Six Months Ended 6/30/19 (unaudited)	$20.77	0.07	4.50	4.57	—	—	—
Year Ended 12/31/18	$26.77	0.13	(2.92)	(2.79)	(0.21)	(3.00)	(3.21)
Year Ended 12/31/17	$28.40	0.06	4.94	5.00	(0.11)	(6.52)	(6.63)
Year Ended 12/31/16	$28.57	0.08	3.10	3.18	—	(3.35)	(3.35)
Year Ended 12/31/15	$33.23	(0.02)	(1.99)	(2.01)	—	(2.65)	(2.65)
Year Ended 12/31/14	$34.99	0.38	3.69	4.07	(0.51)	(5.32)	(5.83)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Amount is less than $0.005 per share.

(g)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 8)

See notes to financial statements.

32

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

						Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net (See Note 8)		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory RS Value Fund
Class R
Six Months Ended 6/30/19 (unaudited)	—		$23.42	21.66%		1.69%	(0.08)%	3.46%	$1,042	31%
Year Ended 12/31/18	—		$19.26	(11.12)%		1.69%	(0.11)%	2.82%	$1,019	65%
Year Ended 12/31/17	—		$25.06	16.95%		1.69%	(0.11)%	2.29%	$1,625	64%
Year Ended 12/31/16	—	(f)	$27.03	10.45	%(g)	1.69%	(0.34)%	1.80%	$1,670	67%
Year Ended 12/31/15	—		$27.51	(6.54)%		1.65%	(0.64)%	1.65%	$3,456	55%
Year Ended 12/31/14	—		$32.29	11.15%		1.69%	0.37%	1.73%	$4,412	56%
Class Y
Six Months Ended 6/30/19 (unaudited)	—		$25.34	22.00%		1.06%	0.56%	1.07%	$177,477	31%
Year Ended 12/31/18	—		$20.77	(10.54)%		1.06%	0.49%	1.06%	$166,538	65%
Year Ended 12/31/17	—		$26.77	17.71%		1.06%	0.20%	1.06%	$247,528	64%
Year Ended 12/31/16	—	(f)	$28.40	11.14	%(g)	1.06%	0.26%	1.19%	$260,818	67%
Year Ended 12/31/15	—		$28.57	(5.99)%		1.06%	(0.05)%	1.11%	$724,715	55%
Year Ended 12/31/14	—		$33.23	11.85%		1.05%	1.05%	1.11%	$821,479	56%

See notes to financial statements.

33

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period
		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders
Victory RS Large Cap Alpha Fund
Class A
Six Months Ended 6/30/19 (unaudited)	$42.20	0.26	7.64	7.90	—	—	—
Year Ended 12/31/18	$56.61	0.44	(5.67)	(5.23)	(0.38)	(8.80)	(9.18)
Year Ended 12/31/17	$51.86	0.38	9.10	9.48	— (f)	(4.73)	(4.73)
Year Ended 12/31/16	$50.98	0.40	4.01	4.41	(0.42)	(3.12)	(3.54)
Year Ended 12/31/15	$59.25	0.50	(1.74)	(1.24)	(0.57)	(6.46)	(7.03)
Year Ended 12/31/14	$59.06	0.55	7.13	7.68	(0.55)	(6.94)	(7.49)
Class C
Six Months Ended 6/30/19 (unaudited)	$35.78	0.06	6.46	6.52	—	—	—
Year Ended 12/31/18	$49.50	(0.03)	(4.89)	(4.92)	— (f)	(8.80)	(8.80)
Year Ended 12/31/17	$46.22	(0.04)	8.05	8.01	—	(4.73)	(4.73)
Year Ended 12/31/16	$45.80	— (f)	3.57	3.57	(0.04)	(3.12)	(3.16)
Year Ended 12/31/15	$53.96	0.03	(1.58)	(1.55)	(0.15)	(6.46)	(6.61)
Year Ended 12/31/14	$54.43	0.04	6.53	6.57	(0.10)	(6.94)	(7.04)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Amount is less than $0.005 per share.

(g)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.01% for the period shown. (See Note 8)

See notes to financial statements.

34

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net (See Note 8)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory RS Large Cap Alpha Fund
Class A
Six Months Ended 6/30/19 (unaudited)	—	$50.10	18.72%		0.89%	1.10%	0.95%	$497,903	24%
Year Ended 12/31/18	—	$42.20	(9.31)%		0.89%	0.77%	0.93%	$439,035	59%
Year Ended 12/31/17	—	$56.61	18.32%		0.89%	0.68%	0.94%	$540,762	55%
Year Ended 12/31/16	0.01	$51.86	8.67	%(g)	0.89%	0.79%	0.92%	$522,593	79%
Year Ended 12/31/15	—	$50.98	(2.03)%		0.89%	0.86%	0.89%	$556,204	39%
Year Ended 12/31/14	—	$59.25	13.08%		0.92%	0.89%	0.92%	$630,654	60%
Class C
Six Months Ended 6/30/19 (unaudited)	—	$42.30	18.25%		1.69%	0.31%	1.76%	$17,540	24%
Year Ended 12/31/18	—	$35.78	(10.03)%		1.69%	(0.06)%	1.75%	$18,227	59%
Year Ended 12/31/17	—	$49.50	17.36%		1.69%	(0.08)%	1.71%	$29,771	55%
Year Ended 12/31/16	0.01	$46.22	7.80	%(g)	1.69%	(0.01)%	1.71%	$28,801	79%
Year Ended 12/31/15	—	$45.80	(2.80)%		1.69%	0.06%	1.69%	$33,608	39%
Year Ended 12/31/14	—	$53.96	12.15%		1.73%	0.08%	1.73%	$36,868	60%

(continues on next page)

See notes to financial statements.

35

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders
Victory RS Large Cap Alpha Fund
Class R
Six Months Ended 6/30/19 (unaudited)	$42.01	0.17	7.59	7.76	—	—	—
Year Ended 12/31/18	$56.35	0.22	(5.61)	(5.39)	(0.15)	(8.80)	(8.95)
Year Ended 12/31/17	$51.83	0.18	9.07	9.25	—	(4.73)	(4.73)
Year Ended 12/31/16	$50.93	0.23	3.99	4.22	(0.21)	(3.12)	(3.33)
Year Ended 12/31/15	$59.15	0.29	(1.74)	(1.45)	(0.31)	(6.46)	(6.77)
Year Ended 12/31/14	$58.97	0.31	7.09	7.40	(0.28)	(6.94)	(7.22)
Class Y
Six Months Ended 6/30/19 (unaudited)	$42.01	0.31	7.60	7.91	—	—	—
Year Ended 12/31/18	$56.38	0.55	(5.64)	(5.09)	(0.48)	(8.80)	(9.28)
Year Ended 12/31/17	$51.66	0.49	9.07	9.56	(0.11)	(4.73)	(4.84)
Year Ended 12/31/16	$50.82	0.51	4.00	4.51	(0.56)	(3.12)	(3.68)
Year Ended 12/31/15	$59.08	0.62	(1.74)	(1.12)	(0.68)	(6.46)	(7.14)
Year Ended 12/31/14	$58.92	0.71	7.10	7.81	(0.71)	(6.94)	(7.65)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.01% for the period shown. (See Note 8)

See notes to financial statements.

36

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net (See Note 8)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory RS Large Cap Alpha Fund
Class R
Six Months Ended 6/30/19 (unaudited)	—	$49.77	18.47%		1.26%	0.74%	1.52%	$6,903	24%
Year Ended 12/31/18	—	$42.01	(9.63)%		1.26%	0.38%	1.40%	$6,348	59%
Year Ended 12/31/17	—	$56.35	17.87%		1.26%	0.33%	1.42%	$10,229	55%
Year Ended 12/31/16	0.01	$51.83	8.30	%(g)	1.23%	0.45%	1.23%	$10,631	79%
Year Ended 12/31/15	—	$50.93	(2.38)%		1.26%	0.49%	1.26%	$12,402	39%
Year Ended 12/31/14	—	$59.15	12.62%		1.31%	0.50%	1.31%	$16,458	60%
Class Y
Six Months Ended 6/30/19 (unaudited)	—	$49.92	18.83%		0.68%	1.32%	0.78%	$21,978	24%
Year Ended 12/31/18	—	$42.01	(9.11)%		0.68%	0.96%	0.75%	$21,827	59%
Year Ended 12/31/17	—	$56.38	18.56%		0.68%	0.88%	0.72%	$33,638	55%
Year Ended 12/31/16	0.01	$51.66	8.89	%(g)	0.68%	1.00%	0.69%	$31,840	79%
Year Ended 12/31/15	—	$50.82	(1.82)%		0.68%	1.05%	0.68%	$31,662	39%
Year Ended 12/31/14	—	$59.08	13.34%		0.66%	1.16%	0.66%	$189,850	60%

See notes to financial statements.

37

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory RS Investors Fund
Class A
Six Months Ended 6/30/19 (unaudited)	$10.68	(0.01)	2.35	2.34	—	—
Year Ended 12/31/18	$13.86	— (f)	(1.27)	(1.27)	—	(1.91)
Year Ended 12/31/17	$13.65	(0.03)	2.23	2.20	—	(1.99)
Year Ended 12/31/16	$12.42	— (f)	1.23	1.23	—	—
Year Ended 12/31/15	$12.95	(0.04)	(0.49)	(0.53)	—	—
Year Ended 12/31/14	$13.02	0.14	0.42	0.56	(0.12)	(0.51)
Class C
Six Months Ended 6/30/19 (unaudited)	$9.53	(0.05)	2.10	2.05	—	—
Year Ended 12/31/18	$12.68	(0.10)	(1.14)	(1.24)	—	(1.91)
Year Ended 12/31/17	$12.73	(0.19)	2.13	1.94	—	(1.99)
Year Ended 12/31/16	$11.67	(0.09)	1.15	1.06	—	—
Year Ended 12/31/15	$12.26	(0.12)	(0.47)	(0.59)	—	—
Year Ended 12/31/14	$12.40	0.02	0.42	0.44	(0.07)	(0.51)
Class R
Six Months Ended 6/30/19 (unaudited)	$9.66	(0.04)	2.12	2.08	—	—
Year Ended 12/31/18	$12.81	(0.08)	(1.16)	(1.24)	—	(1.91)
Year Ended 12/31/17	$12.83	(0.17)	2.14	1.97	—	(1.99)
Year Ended 12/31/16	$11.73	(0.06)	1.16	1.10	—	—
Year Ended 12/31/15	$12.30	(0.09)	(0.48)	(0.57)	—	—
Year Ended 12/31/14	$12.43	0.06	0.42	0.48	(0.10)	(0.51)
Class Y
Six Months Ended 6/30/19 (unaudited)	$10.94	0.01	2.40	2.41	—	—
Year Ended 12/31/18	$14.10	0.03	(1.28)	(1.25)	—	(1.91)
Year Ended 12/31/17	$13.82	0.03	2.24	2.27	—	(1.99)
Year Ended 12/31/16	$12.55	0.04	1.24	1.28	(0.01)	—
Year Ended 12/31/15	$13.05	—	(0.50)	(0.50)	—	—
Year Ended 12/31/14	$13.12	0.20	0.41	0.61	(0.17)	(0.51)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

38

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory RS Investors Fund
Class A
Six Months Ended 6/30/19 (unaudited)	—	$13.02	21.91%	1.33%	(0.15)%	1.61%	$17,370	33%
Year Ended 12/31/18	(1.91)	$10.68	(9.36)%	1.33%	(0.03)%	1.58%	$15,682	56%
Year Ended 12/31/17	(1.99)	$13.86	16.28%	1.33%	(0.24)%	1.54%	$20,419	80%
Year Ended 12/31/16	—	$13.65	9.90%	1.33%	0.02%	1.56%	$28,022	92%
Year Ended 12/31/15	—	$12.42	(4.09)%	1.33%	(0.28)%	1.51%	$41,556	50%
Year Ended 12/31/14	(0.63)	$12.95	4.39%	1.32%	1.04%	1.52%	$67,364	83%
Class C
Six Months Ended 6/30/19 (unaudited)	—	$11.58	21.51%	2.07%	(0.90)%	2.51%	$7,568	33%
Year Ended 12/31/18	(1.91)	$9.53	(10.08)%	2.07%	(0.82)%	2.44%	$7,282	56%
Year Ended 12/31/17	(1.99)	$12.68	15.48%	2.07%	(1.42)%	2.35%	$11,149	80%
Year Ended 12/31/16	—	$12.73	9.08%	2.07%	(0.72)%	2.35%	$14,517	92%
Year Ended 12/31/15	—	$11.67	(4.81)%	2.07%	(1.01)%	2.29%	$21,654	50%
Year Ended 12/31/14	(0.58)	$12.26	3.63%	2.07%	0.18%	2.29%	$31,819	83%
Class R
Six Months Ended 6/30/19 (unaudited)	—	$11.74	21.53%	1.95%	(0.78)%	3.84%	$907	33%
Year Ended 12/31/18	(1.91)	$9.66	(9.91)%	1.95%	(0.64)%	3.15%	$831	56%
Year Ended 12/31/17	(1.99)	$12.81	15.50%	1.95%	(1.27)%	2.72%	$1,379	80%
Year Ended 12/31/16	—	$12.83	9.38%	1.92%	(0.50)%	1.92%	$1,314	92%
Year Ended 12/31/15	—	$11.73	(4.63)%	1.84%	(0.78)%	1.90%	$1,771	50%
Year Ended 12/31/14	(0.61)	$12.30	3.90%	1.91%	0.47%	1.97%	$2,077	83%
Class Y
Six Months Ended 6/30/19 (unaudited)	—	$13.35	22.03%	1.05%	0.12%	1.43%	$16,062	33%
Year Ended 12/31/18	(1.91)	$10.94	(9.06)%	1.05%	0.18%	1.37%	$14,669	56%
Year Ended 12/31/17	(1.99)	$14.10	16.59%	1.05%	0.19%	1.25%	$27,131	80%
Year Ended 12/31/16	(0.01)	$13.82	10.17%	1.05%	0.28%	1.24%	$50,013	92%
Year Ended 12/31/15	—	$12.55	(3.83)%	1.05%	(0.01)%	1.21%	$80,290	50%
Year Ended 12/31/14	(0.68)	$13.05	4.72%	1.05%	1.49%	1.17%	$142,623	83%

See notes to financial statements.

39

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders
Victory Global Natural Resources Fund
Class A
Six Months Ended 6/30/19 (unaudited)	$12.86	(0.01)	(1.81)	(1.82)	—	—	—
Year Ended 12/31/18	$23.73	(0.14)	(10.73)	(10.87)	—	—	—
Year Ended 12/31/17	$23.49	(0.22)	0.46	0.24	—	—	—
Year Ended 12/31/16	$15.34	(0.10)	8.25	8.15	—	—	—
Year Ended 12/31/15	$24.81	(0.11)	(9.36)	(9.47)	—	—	—
Year Ended 12/31/14	$35.02	(0.04)	(7.97)	(8.01)	(0.01)	(2.19)	(2.20)
Class C
Six Months Ended 6/30/19 (unaudited)	$11.63	(0.06)	(1.62)	(1.68)	—	—	—
Year Ended 12/31/18	$21.63	(0.28)	(9.72)	(10.00)	—	—	—
Year Ended 12/31/17	$21.59	(0.36)	0.40	0.04	—	—	—
Year Ended 12/31/16	$14.21	(0.24)	7.62	7.38	—	—	—
Year Ended 12/31/15	$23.17	(0.27)	(8.69)	(8.96)	—	—	—
Year Ended 12/31/14	$33.14	(0.29)	(7.48)	(7.77)	(0.01)	(2.19)	(2.20)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Portfolio turnover increased due to a change within the portfolio holdings during the year.

(g)  Amount is less than $0.005 per share.

(h)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 8)

See notes to financial statements.

40

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

						Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net (See Note 8)		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory Global Natural Resources Fund
Class A
Six Months Ended 6/30/19 (unaudited)	—		$11.04	(14.07)%		1.48%	(0.19)%	1.71%	$49,504	4%
Year Ended 12/31/18	—		$12.86	(45.81)%		1.48%	(0.65)%	1.54%	$64,001	26%
Year Ended 12/31/17	—		$23.73	1.02%		1.48%	(0.93)%	1.55%	$262,455	57	%(f)
Year Ended 12/31/16	—	(g)	$23.49	53.13	%(h)	1.48%	(0.51)%	1.48%	$545,778	29%
Year Ended 12/31/15	—		$15.34	(38.17)%		1.45%	(0.52)%	1.45%	$332,598	33%
Year Ended 12/31/14	—		$24.81	(22.84)%		1.47%	(0.10)%	1.48%	$620,030	34%
Class C
Six Months Ended 6/30/19 (unaudited)	—		$9.95	(14.45)%		2.28%	(0.99)%	2.67%	$4,297	4%
Year Ended 12/31/18	—		$11.63	(46.26)%		2.28%	(1.42)%	2.38%	$6,939	26%
Year Ended 12/31/17	—		$21.63	0.23%		2.28%	(1.72)%	2.35%	$20,428	57	%(f)
Year Ended 12/31/16	—	(g)	$21.59	51.94	%(h)	2.28%	(1.32)%	2.31%	$30,789	29%
Year Ended 12/31/15	—		$14.21	(38.67)%		2.25%	(1.33)%	2.25%	$26,501	33%
Year Ended 12/31/14	—		$23.17	(23.41)%		2.23%	(0.86)%	2.24%	$63,193	34%

(continues on next page)

See notes to financial statements.

41

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders
Victory Global Natural Resources Fund
Class R
Six Months Ended 6/30/19 (unaudited)	$12.18	(0.04)	(1.70)	(1.74)	—	—	—
Year Ended 12/31/18	$22.56	(0.20)	(10.18)	(10.38)	—	—	—
Year Ended 12/31/17	$22.42	(0.29)	0.43	0.14	—	—	—
Year Ended 12/31/16	$14.68	(0.15)	7.89	7.74	—	—	—
Year Ended 12/31/15	$23.82	(0.18)	(8.96)	(9.14)	—	—	—
Year Ended 12/31/14	$33.86	(0.16)	(7.68)	(7.84)	(0.01)	(2.19)	(2.20)
Class Y
Six Months Ended 6/30/19 (unaudited)	$13.38	0.01	(1.88)	(1.87)	—	—	—
Year Ended 12/31/18	$24.60	(0.06)	(11.16)	(11.22)	—	—	—
Year Ended 12/31/17	$24.28	(0.14)	0.46	0.32	—	—	—
Year Ended 12/31/16	$15.80	(0.04)	8.52	8.48	—	—	—
Year Ended 12/31/15	$25.48	(0.05)	(9.63)	(9.68)	—	—	—
Year Ended 12/31/14	$35.76	0.09	(8.17)	(8.08)	(0.01)	(2.19)	(2.20)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Portfolio turnover increased due to a change within the portfolio holdings during the year.

(g)  Amount is less than $0.005 per share.

(h)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 8)

See notes to financial statements.

42

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

						Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net (See Note 8)		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory Global Natural Resources Fund
Class R
Six Months Ended 6/30/19 (unaudited)	—		$10.44	(14.29)%		1.86%	(0.58)%	3.80%	$758	4%
Year Ended 12/31/18	—		$12.18	(46.01)%		1.86%	(0.99)%	2.50%	$920	26%
Year Ended 12/31/17	—		$22.56	0.62%		1.86%	(1.31)%	2.20%	$2,442	57	%(f)
Year Ended 12/31/16	—	(g)	$22.42	52.72	%(h)	1.74%	(0.80)%	1.74%	$4,611	29%
Year Ended 12/31/15	—		$14.68	(38.37)%		1.78%	(0.85)%	1.78%	$3,427	33%
Year Ended 12/31/14	—		$23.82	(23.12)%		1.84%	(0.47)%	1.85%	$4,929	34%
Class Y
Six Months Ended 6/30/19 (unaudited)	—		$11.51	(13.98)%		1.15%	0.14%	1.26%	$280,289	4%
Year Ended 12/31/18	—		$13.38	(45.63)%		1.15%	(0.29)%	1.20%	$393,581	26%
Year Ended 12/31/17	—		$24.60	1.36%		1.15%	(0.58)%	1.19%	$1,126,533	57	%(f)
Year Ended 12/31/16	—	(g)	$24.38	53.67	%(h)	1.15%	(0.19)%	1.17%	$1,300,024	29%
Year Ended 12/31/15	—		$15.80	(37.99)%		1.14%	(0.21)%	1.14%	$1,174,590	33%
Year Ended 12/31/14	—		$25.48	(22.56)%		1.13%	0.24%	1.14%	$2,230,527	34%

See notes to financial statements.

43

Victory Portfolios	Notes to Financial Statements June 30, 2019

  (Unaudited)

1. Organization:

Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust as a successor to a company named "The Victory Portfolios," which was organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 42 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following five Funds (collectively, the "Funds" and individually, a "Fund").

Funds (Legal Name)	Funds (Short Name)	Investment Share Classes Offered
Victory RS Partners Fund	RS Partners Fund	Classes A, R and Y
Victory RS Value Fund	RS Value Fund	Classes A, C, R and Y
Victory RS Large Cap Alpha Fund	RS Large Cap Alpha Fund	Classes A, C, R and Y
Victory RS Investors Fund	RS Investors Fund	Classes A, C, R and Y
Victory Global Natural Resources Fund	Global Natural Resources Fund	Classes A, C, R and Y

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

44

Victory Portfolios	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees (the "Board"). These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of June 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

	LEVEL 1 — Quoted Prices	LEVEL 3 — Other Significant Unobservable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities
RS Partners Fund
Common Stocks	$415,374,602	$—	$415,374,602
Preferred Stocks	—	1,165,689	1,165,689
Collateral for Securities Loaned	28,299,844	—	28,299,844
Total	443,674,446	1,165,689	444,840,135
RS Value Fund
Common Stocks	381,590,307	—	381,590,307
Collateral for Securities Loaned	19,301,098	—	19,301,098
Total	400,891,405	—	400,891,405
RS Large Cap Alpha Fund
Common Stocks	525,597,635	—	525,597,635
Collateral for Securities Loaned	7,151,735	—	7,151,735
Total	532,749,370	—	532,749,370
RS Investors Fund
Common Stocks	40,549,505	—	40,549,505
Collateral for Securities Loaned	1,554,312	—	1,554,312
Total	42,103,817	—	42,103,817
Global Natural Resources Fund
Common Stocks	313,792,094	—	313,792,094
Collateral for Securities Loaned	7,701,671	—	7,701,671
Total	321,493,765	—	321,493,765

45

Victory Portfolios	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment in Securities	RS Partners Fund
Balance as of December 31, 2018	$1,165,689
Accrued discount (premium)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation/Depreciation	—
Purchases	—
Sales Proceeds	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of June 30, 2019	$1,165,689

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

RS Partners Fund	Fair Value as of June 30, 2019*	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Preferred Stocks	$1,165,689	Market	Premium / Discount	Market Transactions	Any change to the premium or discount would result in direct and proportional changes in the fair value of the security.

*  Level 3 securities are typically valued by the Adviser, pursuant to fair valuation procedures approved by the Board of Trustees. The appropriateness of fair values for these securities is monitored on an ongoing basis, by the Adviser, which may include back testing, results of vendor due diligence, audited financial information, unchanged price review and consideration of market and/or sector events.

Real Estate Investment Trusts ("REITS"):

The Funds may invest in REITS which report information on the source of their distributions annually. REITS are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITS during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Foreign Exchange Currency Contracts:

The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In

46

Victory Portfolios	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of June 30, 2019, the Funds had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted in the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds' Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay the Agent various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of the these fees) is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of June 30, 2019. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
	Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
RS Partners Fund	$27,831,841	$27,831,841	$—	$—	$—	$—
RS Value Fund	19,095,830	19,095,830	—	—	—	—
RS Large Cap Alpha Fund	7,014,962	7,014,962	—	—	—	—

47

Victory Portfolios	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

	Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
	Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
RS Investors Fund	$1,536,091	$1,536,091	$—	$—	$—	$—
Global Natural Resources Fund	7,597,758	7,597,758				—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Statements of Assets and Liabilities.

Distributions to Shareholders:

Dividends from net investment income, if any, are declared and paid annually for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions

48

Victory Portfolios	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

in the security that day, at the average of the highest bid and lowest asked price. For the six months ended June 30, 2019, the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2019 were as follows:

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)
RS Partners Fund	$123,477,862	$219,039,353
RS Value Fund	116,436,453	166,570,387
RS Large Cap Alpha Fund	119,787,565	162,787,632
RS Investors Fund	13,099,676	19,180,240
Global Natural Resources Fund	18,014,079	93,360,159

For the six months ended June 30, 2019, there were no purchases or sales of U.S. Government Securities.

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

VCM has entered into a Sub-Advisory Agreement with SailingStone Capital Partners LLC ("SailingStone"). SailingStone is responsible for providing day-to-day investment advisory services to the Global Natural Resources Fund, subject to the oversight of the Board of Trustees of the Trust. Sub-investment advisory fees paid by VCM to SailingStone do not represent a separate or additional expense to the Funds.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

Adviser Fee Rate
RS Partners Fund	1.00%
RS Value Fund	0.85%
RS Large Cap Alpha Fund	0.50%
RS Investors Fund	1.00%
Global Natural Resources Fund	1.00%

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, N.A., acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

49

Victory Portfolios	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The funds in the Victory Funds Complex, in the aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented in the Statements of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares and 1.00% of the average daily net assets of Class C Shares of the Funds. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R or Class C Shares of the Funds.

In addition, the Distributor is entitled to receive commissions on sales of the Class A Shares of the Funds. For the six months ended June 30, 2019, the Distributor received approximately $10,306 from commissions earned on sales of Class A Shares of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2019, the expense limits (excluding voluntary waivers) are as follows:

	In effect January 1, 2019 until April 30, 2020
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares
RS Partners Fund	1.45%	N/A	1.81%	1.12%
RS Value Fund	1.30%	2.07%	1.69%	1.06%
RS Large Cap Alpha Fund	0.89%	1.69%	1.26%	0.68%
RS Investors Fund	1.33%	2.07%	1.95%	1.05%
Global Natural Resources Fund	1.48%	2.28%	1.86%	1.15%

The Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

As of June 30, 2019, the following amounts are available to be repaid to the Adviser.

	Expires 12/31/19	Expires 12/31/20	Expires 12/31/21	Expires 12/31/22	Total
RS Partners Fund	$243,315	$487,905	$386,406	$189,595	$1,307,221
RS Value Fund	210,691	94,907	116,096	84,787	506,481

50

Victory Portfolios	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

	Expires 12/31/19	Expires 12/31/20	Expires 12/31/21	Expires 12/31/22	Total
RS Large Cap Alpha Fund	$137,276	$283,005	$236,137	$174,407	$830,825
RS Investors Fund	86,542	179,335	163,946	78,806	508,629
Global Natural Resources Fund	118,930	697,524	577,205	316,678	1,710,337

The Adviser, may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2019.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant, and Legal Counsel.

5. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended June 30, 2019, the Victory Funds Complex participated in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $250 million, of which $100 million was committed and $150 million was uncommitted. This agreement was in effect through July 26, 2019. Effective July 1, 2019, the current agreement was amended to include the USAA Mutual Funds Complex and has a new termination date of June 29, 2020. Under this amended agreement, the Victory Funds Complex and USAA Mutual Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. With the agreement in affect for the six months ended June 30, 2019, Citibank received an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the six months ended June 30, 2019, Citibank earned approximately $76 thousand in commitment fees from the Victory Funds Complex. Effective July 1, 2019, Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed, including the USAA Mutual Funds Complex, commencing July 1, 2019. Interest

51

Victory Portfolios	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

charged to each Fund during the period is presented on the Statements of Operations under line of credit fees.

The Funds did not utilize the Line of Credit during the six months ended June 30, 2019.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund during the period is presented on the Statement of Operations under interfund lending fees. As a Lender, interest earned by each Fund during the period is presented on the Statement of Operations under Income on interfund lending.

The Funds did not utilize or participate in the Facility during the six months ended June 30, 2019.

7. Federal Income Tax Information:

The tax character of distributions paid and the tax basis of current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2019.

The tax character of distributions paid during the most recent tax year ended December 31, 2018, was as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

	Year Ended December 31, 2018
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
RS Partners Fund	$21,072,795	$64,795,114	$85,867,909	$85,867,909
RS Value Fund	17,224,429	33,453,011	50,677,440	50,677,440
RS Large Cap Alpha Fund	11,094,267	78,647,453	89,741,720	89,741,720
RS Investors Fund	1,664,202	4,543,064	6,207,266	6,207,266

As of the most recent tax year ended December 31, 2018, the components of distributable earnings/accumulated deficit on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
RS Partners Fund	$—	$6,637,062	$6,637,062	$—	$5,657,974	$12,295,036
RS Value Fund	—	956,773	956,773	—	(7,303,389)	(6,346,616)
RS Large Cap Alpha Fund	1,805,721	5,706,806	7,512,527	—	6,041,182	13,553,709
RS Investors Fund	—	108,057	108,057	—	(1,185,672)	(1,077,615)
Global Natural Resources Fund	—	—	—	(1,350,964,403)	(488,349,248)	(1,839,313,651)

*  The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

As of the most recent tax year ended December 31, 2018, the following Funds had net capital loss carryforwards ("CLCFs") as summarized in the tables below:

	Short-Term Amount	Long-Term Amount	Total
Global Natural Resources Fund	$—	$1,350,964,403	$1,350,964,403

As of June 30, 2019, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments and derivatives were as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
RS Partners Fund	$375,500,940	$78,380,470	$(9,041,275)	$69,339,195
RS Value Fund	352,495,692	60,418,406	(12,022,693)	48,395,713
RS Large Cap Alpha Fund	446,560,285	98,377,382	(12,188,297)	86,189,085
RS Investors Fund	35,752,756	7,854,818	(1,503,757)	6,351,061
Global Natural Resources Fund	827,291,684	31,866,762	(537,664,681)	(505,797,919)

8. Capital Contribution from Prior Custodian:

During 2016, certain Funds received notification from their prior custodian, State Street Bank and Trust ("State Street"), concerning issues related to billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the activities in question, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Funds was accounted for as a capital contribution and is reflected on the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

9. Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2019, The shareholders listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund.

	Shareholder	Percent
RS Partners Fund	National Financial Services LLC	33.8%

10. Recent Accounting Pronouncements:

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update "ASU") No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurements. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. As permitted, the Funds have early adopted ASU 2018-13 with the financial statements prepared as of June 30, 2019.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

53

Victory Portfolios	Supplemental Information June 30, 2019

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Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 42 portfolios in the Trust, nine portfolios in Victory Variable Insurance Funds and 20 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Funds Complex. Each Trustee's address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 67	Trustee	May 2005	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D. T. Andrews, 72	Vice Chair and Trustee	August 2002	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 68*	Trustee	May 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 75	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).
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Victory Portfolios	Supplemental Information — continued June 30, 2019

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Sally M. Dungan, 65	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 66	Trustee	February 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor, Endgate Commodities LLC (January 2016-April 2016); Managing Partner, Endgate Commodities LLC (August 2014-January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (December 2011-July 2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 62*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 58	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 74	Chair and Trustee	November 1994	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 47**	Trustee	May 2008	Chairman and Chief Executive Officer (since 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013).	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, on the SEC's website at www.sec.gov and/or by calling 800-539-3863.

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 57	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 50	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 45	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 54	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 35	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 45	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 59	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 65	Assistant Secretary	December 1997	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011-January 2018).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

56

Victory Portfolios	Supplemental Information — continued June 30, 2019

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the Trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 through June 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value 6/30/19	Actual Expenses Paid During Period 1/1/19- 6/30/19*	Hypothetical Expenses Paid During Period 1/1/19- 6/30/19*	Annualized Expense Ratio During Period 1/1/19- 6/30/19
RS Partners Fund
Class A Shares	$1,000.00	$1,224.40	$1,017.60	$8.00	$7.25	1.45%
Class R Shares	1,000.00	1,222.20	1,015.82	9.97	9.05	1.81%
Class Y Shares	1,000.00	1,226.40	1,019.24	6.18	5.61	1.12%

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Victory Portfolios	Supplemental Information — continued June 30, 2019

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Fund	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value 6/30/19	Actual Expenses Paid During Period 1/1/19- 6/30/19*	Hypothetical Expenses Paid During Period 1/1/19- 6/30/19*	Annualized Expense Ratio During Period 1/1/19- 6/30/19
RS Value Fund
Class A Shares	$1,000.00	$1,218.90	$1,018.35	$7.15	$6.51	1.30%
Class C Shares	1,000.00	1,214.00	1,014.53	11.36	10.34	2.07%
Class R Shares	1,000.00	1,216.60	1,016.41	9.29	8.45	1.69%
Class Y Shares	1,000.00	1,220.00	1,019.54	5.83	5.31	1.06%
RS Large Cap Alpha Fund
Class A Shares	1,000.00	1,187.20	1,020.38	4.83	4.46	0.89%
Class C Shares	1,000.00	1,182.50	1,016.41	9.15	8.45	1.69%
Class R Shares	1,000.00	1,184.70	1,018.55	6.83	6.31	1.26%
Class Y Shares	1,000.00	1,188.30	1,021.42	3.69	3.41	0.68%
RS Investors Fund
Class A Shares	1,000.00	1,219.10	1,018.20	7.32	6.66	1.33%
Class C Shares	1,000.00	1,215.10	1,014.53	11.37	10.34	2.07%
Class R Shares	1,000.00	1,215.30	1,015.12	10.71	9.74	1.95%
Class Y Shares	1,000.00	1,220.30	1,019.59	5.78	5.26	1.05%
Global Natural Resources Fund
Class A Shares	1,000.00	859.30	1,017.46	6.82	7.40	1.48%
Class C Shares	1,000.00	855.50	1,013.49	10.49	11.38	2.28%
Class R Shares	1,000.00	857.10	1,015.57	8.56	9.30	1.86%
Class Y Shares	1,000.00	860.20	1,019.09	5.30	5.76	1.15%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

58

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VPRSVF-SAR  (6/19)

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.         Audit Committee of Listed Registrants.

Not applicable.

Item 6.         Investments.

(a)	Not applicable.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1)	Not applicable.
(a)(2)	Not applicable.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios

By (Signature and Title)*		/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	September 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	August 30, 2019

By (Signature and Title)*		/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	September 3, 2019